UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—February 28, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Corporate Bond Index Fund ETF Shares - VCSH

Vanguard Short-Term Corporate Bond Index Fund Admiral™ Shares - VSCSX

Vanguard Short-Term Corporate Bond Index Fund Institutional Shares - VSTBX

Vanguard Intermediate-Term Corporate Bond Index Fund ETF Shares - VCIT

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral™ Shares - VICSX

Vanguard Intermediate-Term Corporate Bond Index Fund Institutional Shares - VICBX

Vanguard Long-Term Corporate Bond Index Fund ETF Shares - VCLT

Vanguard Long-Term Corporate Bond Index Fund Admiral™ Shares - VLTCX

Vanguard Long-Term Corporate Bond Index Fund Institutional Shares - VLCIX

Vanguard Short-Term Treasury Index Fund ETF Shares - VGSH

Vanguard Short-Term Treasury Index Fund Admiral™ Shares - VSBSX

Vanguard Short-Term Treasury Index Fund Institutional Shares - VSBIX

Vanguard Intermediate-Term Treasury Index Fund ETF Shares - VGIT

Vanguard Intermediate-Term Treasury Index Fund Admiral™ Shares - VSIGX

Vanguard Intermediate-Term Treasury Index Fund Institutional Shares - VIIGX

Vanguard Long-Term Treasury Index Fund ETF Shares - VGLT

Vanguard Long-Term Treasury Index Fund Admiral™ Shares - VLGSX

Vanguard Long-Term Treasury Index Fund Institutional Shares - VLGIX

Vanguard Mortgage-Backed Securities Index Fund ETF Shares - VMBS

Vanguard Mortgage-Backed Securities Index Fund Admiral™ Shares - VMBSX

Vanguard Mortgage-Backed Securities Index Fund Institutional Shares - VMBIX

Vanguard Total Corporate Bond ETF ETF Shares - VTC

Vanguard Total World Bond ETF ETF Shares - BNDW

Vanguard Short-Term Corporate Bond Index Fund
ETF Shares (VCSH) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$42,192
Number of Portfolio Holdings	2,650
Portfolio Turnover Rate	34%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	4.9%
Consumer Discretionary	6.9%
Consumer Staples	5.2%
Energy	5.3%
Financials	40.9%
Health Care	8.6%
Industrials	6.5%
Materials	2.0%
Real Estate	4.1%
Technology	7.9%
Utilities	6.1%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3145

Vanguard Short-Term Corporate Bond Index Fund
Admiral™ Shares (VSCSX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$42,192
Number of Portfolio Holdings	2,650
Portfolio Turnover Rate	34%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	4.9%
Consumer Discretionary	6.9%
Consumer Staples	5.2%
Energy	5.3%
Financials	40.9%
Health Care	8.6%
Industrials	6.5%
Materials	2.0%
Real Estate	4.1%
Technology	7.9%
Utilities	6.1%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1945

Vanguard Short-Term Corporate Bond Index Fund
Institutional Shares (VSTBX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$42,192
Number of Portfolio Holdings	2,650
Portfolio Turnover Rate	34%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	4.9%
Consumer Discretionary	6.9%
Consumer Staples	5.2%
Energy	5.3%
Financials	40.9%
Health Care	8.6%
Industrials	6.5%
Materials	2.0%
Real Estate	4.1%
Technology	7.9%
Utilities	6.1%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1645

Vanguard Intermediate-Term Corporate Bond Index Fund
ETF Shares (VCIT) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$51,967
Number of Portfolio Holdings	2,263
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	6.8%
Consumer Discretionary	6.2%
Consumer Staples	6.1%
Energy	6.9%
Financials	32.6%
Health Care	8.9%
Industrials	5.9%
Materials	2.9%
Real Estate	5.3%
Technology	7.9%
Utilities	8.8%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3146

Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral™ Shares (VICSX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$51,967
Number of Portfolio Holdings	2,263
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	6.8%
Consumer Discretionary	6.2%
Consumer Staples	6.1%
Energy	6.9%
Financials	32.6%
Health Care	8.9%
Industrials	5.9%
Materials	2.9%
Real Estate	5.3%
Technology	7.9%
Utilities	8.8%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1946

Vanguard Intermediate-Term Corporate Bond Index Fund
Institutional Shares (VICBX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$51,967
Number of Portfolio Holdings	2,263
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	6.8%
Consumer Discretionary	6.2%
Consumer Staples	6.1%
Energy	6.9%
Financials	32.6%
Health Care	8.9%
Industrials	5.9%
Materials	2.9%
Real Estate	5.3%
Technology	7.9%
Utilities	8.8%
U.S. Government and Agency Obligations	0.3%
Other Assets and Liabilities—Net	1.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1646

Vanguard Long-Term Corporate Bond Index Fund
ETF Shares (VCLT) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,548
Number of Portfolio Holdings	2,969
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.2%
Consumer Discretionary	5.7%
Consumer Staples	7.1%
Energy	9.2%
Financials	13.9%
Health Care	16.1%
Industrials	8.3%
Materials	3.3%
Real Estate	1.4%
Technology	8.6%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3147

Vanguard Long-Term Corporate Bond Index Fund
Admiral™ Shares (VLTCX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,548
Number of Portfolio Holdings	2,969
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.2%
Consumer Discretionary	5.7%
Consumer Staples	7.1%
Energy	9.2%
Financials	13.9%
Health Care	16.1%
Industrials	8.3%
Materials	3.3%
Real Estate	1.4%
Technology	8.6%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1947

Vanguard Long-Term Corporate Bond Index Fund
Institutional Shares (VLCIX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,548
Number of Portfolio Holdings	2,969
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communications	11.2%
Consumer Discretionary	5.7%
Consumer Staples	7.1%
Energy	9.2%
Financials	13.9%
Health Care	16.1%
Industrials	8.3%
Materials	3.3%
Real Estate	1.4%
Technology	8.6%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1647

Vanguard Short-Term Treasury Index Fund
ETF Shares (VGSH) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$26,201
Number of Portfolio Holdings	97
Portfolio Turnover Rate	47%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
1 - 2 Years	54.7%
2 - 3 Years	44.4%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3142

Vanguard Short-Term Treasury Index Fund
Admiral™ Shares (VSBSX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$26,201
Number of Portfolio Holdings	97
Portfolio Turnover Rate	47%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
1 - 2 Years	54.7%
2 - 3 Years	44.4%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1942

Vanguard Short-Term Treasury Index Fund
Institutional Shares (VSBIX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$26,201
Number of Portfolio Holdings	97
Portfolio Turnover Rate	47%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
1 - 2 Years	54.7%
2 - 3 Years	44.4%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1642

Vanguard Intermediate-Term Treasury Index Fund
ETF Shares (VGIT) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$39,530
Number of Portfolio Holdings	106
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
2 - 4 Years	25.5%
4 - 6 Years	38.0%
6 - 8 Years	21.4%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3143

Vanguard Intermediate-Term Treasury Index Fund
Admiral™ Shares (VSIGX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$39,530
Number of Portfolio Holdings	106
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
2 - 4 Years	25.5%
4 - 6 Years	38.0%
6 - 8 Years	21.4%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1943

Vanguard Intermediate-Term Treasury Index Fund
Institutional Shares (VIIGX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$39,530
Number of Portfolio Holdings	106
Portfolio Turnover Rate	27%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
2 - 4 Years	25.5%
4 - 6 Years	38.0%
6 - 8 Years	21.4%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1643

Vanguard Long-Term Treasury Index Fund
ETF Shares (VGLT) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$14,627
Number of Portfolio Holdings	91
Portfolio Turnover Rate	10%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
10 - 15 Years	3.4%
15 - 20 Years	40.6%
20 - 25 Years	18.2%
Over 25 Years	36.9%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3144

Vanguard Long-Term Treasury Index Fund
Admiral™ Shares (VLGSX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$14,627
Number of Portfolio Holdings	91
Portfolio Turnover Rate	10%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
10 - 15 Years	3.4%
15 - 20 Years	40.6%
20 - 25 Years	18.2%
Over 25 Years	36.9%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1944

Vanguard Long-Term Treasury Index Fund
Institutional Shares (VLGIX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$14,627
Number of Portfolio Holdings	91
Portfolio Turnover Rate	10%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
10 - 15 Years	3.4%
15 - 20 Years	40.6%
20 - 25 Years	18.2%
Over 25 Years	36.9%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1644

Vanguard Mortgage-Backed Securities Index Fund
ETF Shares (VMBS) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$21,749
Number of Portfolio Holdings	94
Portfolio Turnover Rate	45%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
0 - 10 Years	1.4%
10 - 20 Years	12.2%
20 - 30 Years	83.6%
30 - 40 Years	2.0%
Other Assets and Liabilities—Net	0.8%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3148

Vanguard Mortgage-Backed Securities Index Fund
Admiral™ Shares (VMBSX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$21,749
Number of Portfolio Holdings	94
Portfolio Turnover Rate	45%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
0 - 10 Years	1.4%
10 - 20 Years	12.2%
20 - 30 Years	83.6%
30 - 40 Years	2.0%
Other Assets and Liabilities—Net	0.8%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1948

Vanguard Mortgage-Backed Securities Index Fund
Institutional Shares (VMBIX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$21,749
Number of Portfolio Holdings	94
Portfolio Turnover Rate	45%
Distribution by Stated Maturity % of Net Asset (as of February 28, 2025)
0 - 10 Years	1.4%
10 - 20 Years	12.2%
20 - 30 Years	83.6%
30 - 40 Years	2.0%
Other Assets and Liabilities—Net	0.8%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1648

Vanguard Total Corporate Bond ETF
ETF Shares (VTC) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,182
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Vanguard Short-Term Corporate Bond ETF	38.0%
Vanguard Long-Term Corporate Bond ETF	33.2%
Vanguard Intermediate-Term Corporate Bond ETF	28.8%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR985

Vanguard Total World Bond ETF
ETF Shares (BNDW) Nasdaq
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,094
Number of Portfolio Holdings	3
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Vanguard Total Bond Market ETF	52.5%
Vanguard Total International Bond ETF	47.5%
Other Assets and Liabilities—Net	0.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3061

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2025
Vanguard Corporate Bond Index Funds
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund

Contents
Short-Term Corporate Bond Index Fund	1
Intermediate-Term Corporate Bond Index Fund	50
Long-Term Corporate Bond Index Fund	93

Short-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.125%	1/31/27	15,590	15,624
	United States Treasury Note/Bond	4.250%	2/15/28	300	302
	United States Treasury Note/Bond	4.250%	1/31/30	55,424	56,004
	United States Treasury Note/Bond	4.000%	2/28/30	40,000	39,994
Total U.S. Government and Agency Obligations (Cost $111,796)					111,924
Corporate Bonds (98.4%)
Communications (4.9%)
	Alphabet Inc.	0.800%	8/15/27	16,102	14,848
	America Movil SAB de CV	3.625%	4/22/29	15,134	14,483
	AppLovin Corp.	5.125%	12/1/29	15,855	15,984
	AT&T Inc.	1.700%	3/25/26	57,702	55,982
	AT&T Inc.	3.800%	2/15/27	8,590	8,479
	AT&T Inc.	4.250%	3/1/27	23,258	23,118
	AT&T Inc.	2.300%	6/1/27	47,722	45,424
	AT&T Inc.	1.650%	2/1/28	38,033	35,073
[1]	AT&T Inc.	4.100%	2/15/28	31,366	31,006
	AT&T Inc.	4.350%	3/1/29	39,953	39,573
[1]	AT&T Inc.	4.300%	2/15/30	38,010	37,319
	Baidu Inc.	1.720%	4/9/26	10,231	9,926
	Baidu Inc.	1.625%	2/23/27	4,710	4,463
	Baidu Inc.	3.625%	7/6/27	10,642	10,451
	Baidu Inc.	4.375%	3/29/28	9,042	8,986
	Baidu Inc.	4.875%	11/14/28	5,745	5,796
	Booking Holdings Inc.	3.600%	6/1/26	19,775	19,597
	Booking Holdings Inc.	3.550%	3/15/28	12,585	12,279
	Charter Communications Operating LLC	6.150%	11/10/26	21,915	22,356
	Charter Communications Operating LLC	3.750%	2/15/28	28,870	27,911
	Charter Communications Operating LLC	2.250%	1/15/29	18,873	16,941
	Charter Communications Operating LLC	5.050%	3/30/29	24,296	24,123
	Charter Communications Operating LLC	6.100%	6/1/29	24,131	24,904
	Comcast Corp.	3.150%	3/1/26	47,372	46,767
	Comcast Corp.	2.350%	1/15/27	28,584	27,546
	Comcast Corp.	3.300%	2/1/27	31,952	31,337
	Comcast Corp.	3.300%	4/1/27	16,631	16,260
	Comcast Corp.	5.350%	11/15/27	4,296	4,398
	Comcast Corp.	3.150%	2/15/28	15,216	14,675
	Comcast Corp.	3.550%	5/1/28	18,802	18,282
	Comcast Corp.	4.150%	10/15/28	74,250	73,294
	Comcast Corp.	4.550%	1/15/29	9,336	9,353
	Comcast Corp.	5.100%	6/1/29	10,831	11,060
	Comcast Corp.	2.650%	2/1/30	25,100	22,868
	Discovery Communications LLC	4.900%	3/11/26	11,036	11,021
	Discovery Communications LLC	3.950%	3/20/28	40,249	38,770
	Discovery Communications LLC	4.125%	5/15/29	12,957	12,292
	Electronic Arts Inc.	4.800%	3/1/26	7,541	7,548
	Expedia Group Inc.	4.625%	8/1/27	19,681	19,683
	Expedia Group Inc.	3.250%	2/15/30	19,000	17,733
	FactSet Research Systems Inc.	2.900%	3/1/27	3,152	3,049
	Fox Corp.	4.709%	1/25/29	40,815	40,712
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	10,371	10,349
	Meta Platforms Inc.	3.500%	8/15/27	43,143	42,455
	Meta Platforms Inc.	4.600%	5/15/28	30,576	30,890
	Meta Platforms Inc.	4.300%	8/15/29	21,168	21,136
	Netflix Inc.	4.375%	11/15/26	17,046	17,055
	Netflix Inc.	4.875%	4/15/28	43,105	43,660
	Netflix Inc.	5.875%	11/15/28	33,903	35,464
	Netflix Inc.	6.375%	5/15/29	13,595	14,550
	Omnicom Group Inc.	3.600%	4/15/26	18,454	18,264

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	2.900%	1/15/27	3,778	3,641
	Paramount Global	3.375%	2/15/28	28	27
	Paramount Global	3.700%	6/1/28	15,117	14,506
	Paramount Global	4.200%	6/1/29	13,880	13,324
	Rogers Communications Inc.	2.900%	11/15/26	2,796	2,717
	Rogers Communications Inc.	3.200%	3/15/27	6,066	5,888
	Rogers Communications Inc.	5.000%	2/15/29	33,770	33,893
	Sprint Capital Corp.	6.875%	11/15/28	48,913	52,368
	Sprint LLC	7.625%	3/1/26	16,857	17,171
	Take-Two Interactive Software Inc.	5.000%	3/28/26	13,317	13,379
	Take-Two Interactive Software Inc.	3.700%	4/14/27	8,883	8,719
	Take-Two Interactive Software Inc.	4.950%	3/28/28	14,466	14,595
	Telefonica Emisiones SA	4.103%	3/8/27	26,296	26,048
	TELUS Corp.	2.800%	2/16/27	12,011	11,600
	Thomson Reuters Corp.	3.350%	5/15/26	1,380	1,361
	T-Mobile USA Inc.	2.625%	4/15/26	31,492	30,863
	T-Mobile USA Inc.	3.750%	4/15/27	59,778	58,824
	T-Mobile USA Inc.	4.750%	2/1/28	26,491	26,556
	T-Mobile USA Inc.	2.050%	2/15/28	45,040	42,041
	T-Mobile USA Inc.	4.950%	3/15/28	9,408	9,489
	T-Mobile USA Inc.	4.800%	7/15/28	9,161	9,216
	T-Mobile USA Inc.	4.850%	1/15/29	5,723	5,759
	T-Mobile USA Inc.	2.625%	2/15/29	18,770	17,371
	T-Mobile USA Inc.	2.400%	3/15/29	19,781	18,103
	T-Mobile USA Inc.	3.375%	4/15/29	37,410	35,479
	T-Mobile USA Inc.	4.200%	10/1/29	25,307	24,782
	T-Mobile USA Inc.	3.875%	4/15/30	16,933	16,214
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	17,209	16,638
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	16,490	16,010
	Uber Technologies Inc.	4.300%	1/15/30	24,400	24,002
	Verizon Communications Inc.	2.625%	8/15/26	300	292
	Verizon Communications Inc.	4.125%	3/16/27	29,194	29,004
	Verizon Communications Inc.	3.000%	3/22/27	2,937	2,854
	Verizon Communications Inc.	2.100%	3/22/28	52,036	48,473
	Verizon Communications Inc.	4.329%	9/21/28	77,374	76,806
	Verizon Communications Inc.	4.016%	12/3/29	63,281	61,601
	Walt Disney Co.	3.375%	11/15/26	2,698	2,658
	Walt Disney Co.	3.700%	3/23/27	5,345	5,277
	Walt Disney Co.	2.200%	1/13/28	11,006	10,396
	Walt Disney Co.	2.000%	9/1/29	13,577	12,214
	Warnermedia Holdings Inc.	3.755%	3/15/27	70,751	69,062
	Warnermedia Holdings Inc.	4.054%	3/15/29	15,771	14,984
					2,073,698
Consumer Discretionary (6.9%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	40,155	39,104
	Amazon.com Inc.	1.000%	5/12/26	53,690	51,742
	Amazon.com Inc.	3.300%	4/13/27	40,415	39,691
	Amazon.com Inc.	1.200%	6/3/27	21,499	20,129
	Amazon.com Inc.	3.150%	8/22/27	60,198	58,675
	Amazon.com Inc.	4.550%	12/1/27	37,726	38,066
	Amazon.com Inc.	1.650%	5/12/28	39,690	36,661
	Amazon.com Inc.	3.450%	4/13/29	15,180	14,751
	Amazon.com Inc.	4.650%	12/1/29	14,574	14,825
[1]	American Honda Finance Corp.	5.250%	7/7/26	10,367	10,480
[1]	American Honda Finance Corp.	1.300%	9/9/26	13,625	13,006
[1]	American Honda Finance Corp.	2.300%	9/9/26	11,706	11,344
[1]	American Honda Finance Corp.	4.400%	10/5/26	10,916	10,908
[1]	American Honda Finance Corp.	2.350%	1/8/27	16,707	16,085
	American Honda Finance Corp.	4.900%	3/12/27	8,925	8,995
[1]	American Honda Finance Corp.	4.900%	7/9/27	450	454
[1]	American Honda Finance Corp.	4.450%	10/22/27	13,658	13,638
	American Honda Finance Corp.	4.700%	1/12/28	7,923	7,981
[1]	American Honda Finance Corp.	3.500%	2/15/28	3,306	3,214
[1]	American Honda Finance Corp.	2.000%	3/24/28	19,241	17,861
[1]	American Honda Finance Corp.	5.125%	7/7/28	10,264	10,453
	American Honda Finance Corp.	5.650%	11/15/28	15,190	15,706
[1]	American Honda Finance Corp.	2.250%	1/12/29	7,051	6,460
	American Honda Finance Corp.	4.900%	3/13/29	6,155	6,215
[1]	American Honda Finance Corp.	4.400%	9/5/29	17,649	17,435

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	2,730	2,682
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	8,845	8,717
	AutoNation Inc.	3.800%	11/15/27	1,908	1,860
	AutoZone Inc.	3.125%	4/21/26	11,163	10,994
	AutoZone Inc.	5.050%	7/15/26	1,541	1,552
	AutoZone Inc.	3.750%	6/1/27	13,308	13,086
	AutoZone Inc.	4.500%	2/1/28	8,372	8,384
	AutoZone Inc.	6.250%	11/1/28	8,649	9,105
	AutoZone Inc.	3.750%	4/18/29	9,711	9,373
	AutoZone Inc.	5.100%	7/15/29	10,850	11,004
	Best Buy Co. Inc.	4.450%	10/1/28	10,000	9,949
	Block Financial LLC	2.500%	7/15/28	8,706	8,053
	BorgWarner Inc.	2.650%	7/1/27	18,817	17,980
	BorgWarner Inc.	4.950%	8/15/29	4,440	4,454
	Brunswick Corp.	5.850%	3/18/29	4,519	4,630
	Choice Hotels International Inc.	3.700%	12/1/29	7,000	6,608
	Darden Restaurants Inc.	3.850%	5/1/27	8,055	7,918
	Darden Restaurants Inc.	4.350%	10/15/27	7,050	7,004
	Darden Restaurants Inc.	4.550%	10/15/29	6,850	6,758
	DR Horton Inc.	1.300%	10/15/26	9,836	9,342
	DR Horton Inc.	1.400%	10/15/27	4,663	4,305
	eBay Inc.	1.400%	5/10/26	24,020	23,176
	eBay Inc.	3.600%	6/5/27	12,506	12,257
	eBay Inc.	5.950%	11/22/27	3,911	4,049
	Ford Motor Co.	4.346%	12/8/26	18,785	18,456
	Ford Motor Credit Co. LLC	6.950%	3/6/26	3,151	3,195
	Ford Motor Credit Co. LLC	6.950%	6/10/26	9,392	9,574
	Ford Motor Credit Co. LLC	4.542%	8/1/26	23,288	23,042
	Ford Motor Credit Co. LLC	5.125%	11/5/26	23,709	23,641
	Ford Motor Credit Co. LLC	4.271%	1/9/27	26,895	26,326
	Ford Motor Credit Co. LLC	5.800%	3/5/27	1,063	1,070
	Ford Motor Credit Co. LLC	5.850%	5/17/27	17,759	17,897
	Ford Motor Credit Co. LLC	4.950%	5/28/27	25,749	25,464
	Ford Motor Credit Co. LLC	4.125%	8/17/27	19,014	18,387
	Ford Motor Credit Co. LLC	3.815%	11/2/27	15,692	15,019
	Ford Motor Credit Co. LLC	7.350%	11/4/27	11,127	11,582
	Ford Motor Credit Co. LLC	2.900%	2/16/28	19,003	17,677
	Ford Motor Credit Co. LLC	6.800%	5/12/28	28,497	29,450
	Ford Motor Credit Co. LLC	6.798%	11/7/28	32,442	33,651
	Ford Motor Credit Co. LLC	5.800%	3/8/29	15,143	15,173
	Ford Motor Credit Co. LLC	5.113%	5/3/29	25,788	25,073
	Ford Motor Credit Co. LLC	5.303%	9/6/29	29,655	29,015
	Ford Motor Credit Co. LLC	5.875%	11/7/29	36,700	36,718
	Fortune Brands Innovations Inc.	3.250%	9/15/29	11,505	10,758
	General Motors Co.	4.200%	10/1/27	8,807	8,670
	General Motors Co.	6.800%	10/1/27	8,698	9,080
	General Motors Co.	5.000%	10/1/28	9,806	9,837
	General Motors Co.	5.400%	10/15/29	11,850	11,960
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,349	12,387
	General Motors Financial Co. Inc.	5.400%	4/6/26	34,464	34,674
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,045	7,718
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,246	21,969
	General Motors Financial Co. Inc.	4.350%	1/17/27	34,864	34,549
	General Motors Financial Co. Inc.	2.350%	2/26/27	7,925	7,561
	General Motors Financial Co. Inc.	5.000%	4/9/27	34,080	34,170
	General Motors Financial Co. Inc.	5.400%	5/8/27	17,941	18,135
	General Motors Financial Co. Inc.	5.350%	7/15/27	14,049	14,202
	General Motors Financial Co. Inc.	2.700%	8/20/27	18,542	17,612
	General Motors Financial Co. Inc.	6.000%	1/9/28	605	623
[2]	General Motors Financial Co. Inc.	5.050%	4/4/28	6,219	6,231
	General Motors Financial Co. Inc.	2.400%	4/10/28	26,106	24,220
	General Motors Financial Co. Inc.	5.800%	6/23/28	21,189	21,710
	General Motors Financial Co. Inc.	5.800%	1/7/29	23,780	24,358
	General Motors Financial Co. Inc.	4.300%	4/6/29	1,443	1,398
	General Motors Financial Co. Inc.	5.550%	7/15/29	30,425	30,869
	General Motors Financial Co. Inc.	4.900%	10/6/29	17,385	17,167
	General Motors Financial Co. Inc.	5.350%	1/7/30	44,000	44,151
	Genuine Parts Co.	4.950%	8/15/29	12,180	12,203
	GXO Logistics Inc.	1.650%	7/15/26	6,387	6,128
	GXO Logistics Inc.	6.250%	5/6/29	9,955	10,297

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hasbro Inc.	3.500%	9/15/27	3,747	3,637
	Hasbro Inc.	3.900%	11/19/29	45	43
	Home Depot Inc.	3.000%	4/1/26	23,976	23,669
	Home Depot Inc.	5.150%	6/25/26	35,767	36,183
	Home Depot Inc.	2.125%	9/15/26	18,751	18,165
	Home Depot Inc.	4.950%	9/30/26	275	278
	Home Depot Inc.	2.500%	4/15/27	20,905	20,148
	Home Depot Inc.	2.875%	4/15/27	15,970	15,531
	Home Depot Inc.	2.800%	9/14/27	21,780	21,011
	Home Depot Inc.	1.500%	9/15/28	9,044	8,209
	Home Depot Inc.	3.900%	12/6/28	16,705	16,429
	Home Depot Inc.	4.900%	4/15/29	15,274	15,542
	Home Depot Inc.	2.950%	6/15/29	24,192	22,743
	Home Depot Inc.	4.750%	6/25/29	18,105	18,286
	Honda Motor Co. Ltd.	2.534%	3/10/27	26,375	25,403
	Hyatt Hotels Corp.	4.850%	3/15/26	9,046	9,053
	Hyatt Hotels Corp.	5.750%	1/30/27	11,230	11,430
	Hyatt Hotels Corp.	4.375%	9/15/28	6,985	6,884
	Hyatt Hotels Corp.	5.250%	6/30/29	12,140	12,263
	JD.com Inc.	3.875%	4/29/26	6,491	6,438
	JD.com Inc.	3.375%	1/14/30	7,340	6,947
	Las Vegas Sands Corp.	3.500%	8/18/26	15,855	15,507
	Las Vegas Sands Corp.	5.900%	6/1/27	13,945	14,206
	Las Vegas Sands Corp.	3.900%	8/8/29	12,058	11,383
	Lear Corp.	3.800%	9/15/27	1,941	1,899
	Lear Corp.	4.250%	5/15/29	6,885	6,688
	Leggett & Platt Inc.	3.500%	11/15/27	8,697	8,311
	Leggett & Platt Inc.	4.400%	3/15/29	7,948	7,589
	Leland Stanford Junior University	1.289%	6/1/27	7,258	6,797
	Lennar Corp.	5.250%	6/1/26	4,365	4,382
	Lennar Corp.	5.000%	6/15/27	6,324	6,361
	Lennar Corp.	4.750%	11/29/27	11,936	11,957
	Lowe's Cos. Inc.	4.800%	4/1/26	16,930	16,996
	Lowe's Cos. Inc.	2.500%	4/15/26	436	427
	Lowe's Cos. Inc.	3.350%	4/1/27	12,478	12,197
	Lowe's Cos. Inc.	3.100%	5/3/27	33,877	32,919
	Lowe's Cos. Inc.	1.300%	4/15/28	16,724	15,166
	Lowe's Cos. Inc.	1.700%	9/15/28	16,354	14,855
	Lowe's Cos. Inc.	3.650%	4/5/29	31,660	30,515
	Magna International Inc.	5.050%	3/14/29	8,220	8,294
[1]	Marriott International Inc.	3.125%	6/15/26	2	2
	Marriott International Inc.	5.000%	10/15/27	14,162	14,314
[1]	Marriott International Inc.	4.000%	4/15/28	12,311	12,095
	Marriott International Inc.	5.550%	10/15/28	17,128	17,623
[1]	Marriott International Inc.	4.650%	12/1/28	3,622	3,623
	Marriott International Inc.	4.900%	4/15/29	16,046	16,184
	Marriott International Inc.	4.875%	5/15/29	6,953	6,993
	Masco Corp.	3.500%	11/15/27	3,164	3,077
	Masco Corp.	1.500%	2/15/28	7,358	6,733
[1]	McDonald's Corp.	3.500%	3/1/27	13,844	13,607
[1]	McDonald's Corp.	3.500%	7/1/27	15,979	15,664
[1]	McDonald's Corp.	3.800%	4/1/28	17,433	17,091
	McDonald's Corp.	4.800%	8/14/28	7,388	7,465
[1]	McDonald's Corp.	5.000%	5/17/29	11,925	12,128
[1]	McDonald's Corp.	2.625%	9/1/29	15,885	14,711
[2]	McDonald's Corp.	4.600%	5/15/30	3,433	3,435
	MDC Holdings Inc.	3.850%	1/15/30	7,604	7,213
	Meritage Homes Corp.	5.125%	6/6/27	5,870	5,888
	Mohawk Industries Inc.	5.850%	9/18/28	9,795	10,164
	NIKE Inc.	2.375%	11/1/26	18,553	18,018
	NIKE Inc.	2.750%	3/27/27	25,596	24,841
	O'Reilly Automotive Inc.	3.550%	3/15/26	11,531	11,410
	O'Reilly Automotive Inc.	5.750%	11/20/26	4,369	4,454
	O'Reilly Automotive Inc.	3.600%	9/1/27	19,100	18,670
	O'Reilly Automotive Inc.	3.900%	6/1/29	11,680	11,339
	Owens Corning	3.400%	8/15/26	7,553	7,426
	Owens Corning	5.500%	6/15/27	9,225	9,398
	Owens Corning	3.950%	8/15/29	6,081	5,889
	Polaris Inc.	6.950%	3/15/29	8,749	9,249
	PulteGroup Inc.	5.000%	1/15/27	1,463	1,472

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ross Stores Inc.	0.875%	4/15/26	7,814	7,508
	Sands China Ltd.	2.300%	3/8/27	11,145	10,522
	Sands China Ltd.	5.400%	8/8/28	28,640	28,760
	Sands China Ltd.	2.850%	3/8/29	11,522	10,444
	Snap-on Inc.	3.250%	3/1/27	5,581	5,453
	Stanley Black & Decker Inc.	6.000%	3/6/28	7,390	7,692
	Stanley Black & Decker Inc.	4.250%	11/15/28	8,920	8,815
	Starbucks Corp.	2.450%	6/15/26	11,009	10,743
	Starbucks Corp.	4.850%	2/8/27	16,315	16,447
	Starbucks Corp.	2.000%	3/12/27	8,212	7,828
	Starbucks Corp.	3.500%	3/1/28	9,428	9,191
	Starbucks Corp.	3.550%	8/15/29	12,800	12,300
[1]	Tapestry Inc.	4.125%	7/15/27	8,927	8,797
	TJX Cos. Inc.	2.250%	9/15/26	10,767	10,448
	Toll Brothers Finance Corp.	4.350%	2/15/28	7,690	7,595
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,871	3,689
	Toyota Motor Corp.	5.275%	7/13/26	5,484	5,556
	Toyota Motor Corp.	5.118%	7/13/28	9,585	9,812
	Toyota Motor Corp.	2.760%	7/2/29	10,758	10,090
	Toyota Motor Credit Corp.	5.200%	5/15/26	16,617	16,802
	Toyota Motor Credit Corp.	4.450%	5/18/26	16,917	16,955
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	26,335	25,306
	Toyota Motor Credit Corp.	4.550%	8/7/26	15,878	15,939
[1]	Toyota Motor Credit Corp.	5.000%	8/14/26	4,994	5,044
	Toyota Motor Credit Corp.	5.400%	11/20/26	18,923	19,260
	Toyota Motor Credit Corp.	4.600%	1/8/27	19,500	19,623
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	22,589	22,158
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	14,069	13,465
[1]	Toyota Motor Credit Corp.	5.000%	3/19/27	17,946	18,176
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	23,004	22,430
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,882	9,173
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	21,449	21,569
[1]	Toyota Motor Credit Corp.	4.350%	10/8/27	6,081	6,088
	Toyota Motor Credit Corp.	5.450%	11/10/27	12,183	12,519
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	1,880	1,817
	Toyota Motor Credit Corp.	4.625%	1/12/28	5,480	5,525
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	17,967	16,701
[1]	Toyota Motor Credit Corp.	5.250%	9/11/28	13,102	13,434
[1]	Toyota Motor Credit Corp.	4.650%	1/5/29	6,185	6,231
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,460	5,298
	Toyota Motor Credit Corp.	5.050%	5/16/29	10,226	10,414
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	14,405	14,369
	Toyota Motor Credit Corp.	4.550%	8/9/29	18,830	18,843
	Toyota Motor Credit Corp.	4.950%	1/9/30	18,250	18,569
	Whirlpool Corp.	4.750%	2/26/29	11,558	11,391
					2,913,872
Consumer Staples (5.2%)
	Ahold Finance USA LLC	6.875%	5/1/29	422	458
	Altria Group Inc.	2.625%	9/16/26	10,974	10,668
	Altria Group Inc.	4.875%	2/4/28	4,500	4,535
	Altria Group Inc.	6.200%	11/1/28	9,642	10,113
	Altria Group Inc.	4.800%	2/14/29	30,337	30,402
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	383	379
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	77,384	78,085
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	18,000	17,110
	Archer-Daniels-Midland Co.	2.500%	8/11/26	17,413	16,959
	Avery Dennison Corp.	4.875%	12/6/28	8,012	8,062
	BAT Capital Corp.	3.215%	9/6/26	20,676	20,251
	BAT Capital Corp.	4.700%	4/2/27	2,340	2,342
	BAT Capital Corp.	3.557%	8/15/27	40,426	39,435
	BAT Capital Corp.	2.259%	3/25/28	31,657	29,506
	BAT Capital Corp.	3.462%	9/6/29	11,110	10,515
	BAT International Finance plc	1.668%	3/25/26	31,628	30,657
	BAT International Finance plc	4.448%	3/16/28	22,800	22,640
	BAT International Finance plc	5.931%	2/2/29	645	671
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	18,011	17,675
	Bunge Ltd. Finance Corp.	4.100%	1/7/28	6,667	6,587
	Bunge Ltd. Finance Corp.	4.200%	9/17/29	15,413	15,114
	Campbell's Co.	5.300%	3/20/26	862	868

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell's Co.	5.200%	3/19/27	7,428	7,528
	Campbell's Co.	4.150%	3/15/28	18,558	18,306
	Campbell's Co.	5.200%	3/21/29	15,890	16,146
	Church & Dwight Co. Inc.	3.150%	8/1/27	886	863
	Clorox Co.	3.100%	10/1/27	6,872	6,643
	Clorox Co.	4.400%	5/1/29	9,274	9,217
	Coca-Cola Co.	3.375%	3/25/27	17,059	16,776
	Coca-Cola Co.	2.900%	5/25/27	10,762	10,476
	Coca-Cola Co.	1.450%	6/1/27	30,833	29,021
	Coca-Cola Co.	1.500%	3/5/28	5,008	4,627
	Coca-Cola Co.	1.000%	3/15/28	18,621	16,945
	Coca-Cola Co.	2.125%	9/6/29	14,831	13,499
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	11,275	11,527
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	16,273	14,903
	Colgate-Palmolive Co.	4.800%	3/2/26	8,172	8,214
	Colgate-Palmolive Co.	3.100%	8/15/27	14,112	13,760
	Colgate-Palmolive Co.	4.600%	3/1/28	8,175	8,301
	Conagra Brands Inc.	5.300%	10/1/26	1,271	1,285
	Conagra Brands Inc.	1.375%	11/1/27	17,223	15,766
	Conagra Brands Inc.	4.850%	11/1/28	33,417	33,426
[1]	Conopco Inc.	7.250%	12/15/26	472	495
	Constellation Brands Inc.	3.700%	12/6/26	9,582	9,449
	Constellation Brands Inc.	3.500%	5/9/27	17,086	16,717
	Constellation Brands Inc.	4.350%	5/9/27	9,999	9,950
	Constellation Brands Inc.	3.600%	2/15/28	6,551	6,360
	Constellation Brands Inc.	4.650%	11/15/28	15,232	15,195
	Constellation Brands Inc.	4.800%	1/15/29	1,670	1,674
	Constellation Brands Inc.	3.150%	8/1/29	11,010	10,273
	Costco Wholesale Corp.	3.000%	5/18/27	16,124	15,729
	Costco Wholesale Corp.	1.375%	6/20/27	21,299	19,979
	Diageo Capital plc	5.375%	10/5/26	6,145	6,235
	Diageo Capital plc	5.300%	10/24/27	18,120	18,508
	Diageo Capital plc	2.375%	10/24/29	15,588	14,200
	Diageo Capital plc	2.000%	4/29/30	3,000	2,643
	Dollar General Corp.	3.875%	4/15/27	624	614
	Dollar General Corp.	4.625%	11/1/27	13,678	13,676
	Dollar General Corp.	4.125%	5/1/28	12,842	12,623
	Dollar General Corp.	5.200%	7/5/28	11,887	12,067
	Dollar Tree Inc.	4.200%	5/15/28	19,599	19,281
	Estee Lauder Cos. Inc.	3.150%	3/15/27	8,882	8,670
	Estee Lauder Cos. Inc.	4.375%	5/15/28	11,202	11,163
	Flowers Foods Inc.	3.500%	10/1/26	3,348	3,287
	General Mills Inc.	4.000%	4/17/25	15,145	15,124
	General Mills Inc.	4.700%	1/30/27	4,331	4,346
	General Mills Inc.	3.200%	2/10/27	12,815	12,507
	General Mills Inc.	4.200%	4/17/28	28,852	28,563
	General Mills Inc.	5.500%	10/17/28	7,132	7,344
	General Mills Inc.	2.875%	4/15/30	5,000	4,573
	Haleon US Capital LLC	3.375%	3/24/27	32,786	32,076
	Haleon US Capital LLC	3.375%	3/24/29	22,323	21,266
	Hershey Co.	2.300%	8/15/26	8,153	7,940
	Hershey Co.	4.550%	2/24/28	3,138	3,164
	Hershey Co.	4.250%	5/4/28	7,698	7,699
	Hormel Foods Corp.	4.800%	3/30/27	9,759	9,839
	Hormel Foods Corp.	1.700%	6/3/28	11,944	10,959
	Ingredion Inc.	3.200%	10/1/26	1,775	1,737
	J M Smucker Co.	3.375%	12/15/27	6,398	6,220
	J M Smucker Co.	5.900%	11/15/28	12,063	12,620
	JBS USA Holding Lux Sarl	2.500%	1/15/27	17,782	17,088
	JBS USA Holding Lux Sarl	5.125%	2/1/28	16,233	16,401
	JBS USA Holding Lux Sarl	5.500%	1/15/30	10,000	10,110
	Kellanova	3.250%	4/1/26	8,375	8,267
	Kellanova	4.300%	5/15/28	15,163	15,072
	Kenvue Inc.	5.350%	3/22/26	9,541	9,630
	Kenvue Inc.	5.050%	3/22/28	25,880	26,350
	Keurig Dr Pepper Inc.	2.550%	9/15/26	6,179	6,005
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/27	8,925	9,017
	Keurig Dr Pepper Inc.	3.430%	6/15/27	3,849	3,757
	Keurig Dr Pepper Inc.	4.597%	5/25/28	25,162	25,160
	Keurig Dr Pepper Inc.	5.050%	3/15/29	17,666	17,909

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	3.950%	4/15/29	16,002	15,587
Kimberly-Clark Corp.	3.950%	11/1/28	4,406	4,347
Kimberly-Clark Corp.	3.200%	4/25/29	12,915	12,334
Kraft Heinz Foods Co.	3.000%	6/1/26	34,148	33,494
Kraft Heinz Foods Co.	3.875%	5/15/27	29,288	28,900
Kroger Co.	2.650%	10/15/26	23,857	23,149
Kroger Co.	3.700%	8/1/27	11,896	11,684
Kroger Co.	4.500%	1/15/29	10,861	10,815
McCormick & Co. Inc.	3.400%	8/15/27	12,123	11,823
Molson Coors Beverage Co.	3.000%	7/15/26	35,709	34,998
Mondelez International Inc.	2.625%	3/17/27	18,434	17,767
Mondelez International Inc.	4.125%	5/7/28	3,398	3,362
Mondelez International Inc.	4.750%	2/20/29	12,615	12,704
PepsiCo Inc.	2.375%	10/6/26	17,632	17,127
PepsiCo Inc.	5.125%	11/10/26	6,334	6,421
PepsiCo Inc.	4.400%	2/7/27	5,000	5,021
PepsiCo Inc.	2.625%	3/19/27	12,651	12,274
PepsiCo Inc.	3.000%	10/15/27	23,993	23,281
PepsiCo Inc.	4.450%	2/7/28	11,500	11,554
PepsiCo Inc.	3.600%	2/18/28	12,194	11,998
PepsiCo Inc.	4.450%	5/15/28	10,124	10,196
PepsiCo Inc.	7.000%	3/1/29	9,450	10,363
PepsiCo Inc.	2.625%	7/29/29	15,963	14,853
PepsiCo Inc.	2.750%	3/19/30	2,915	2,689
PepsiCo Inc.	1.625%	5/1/30	3,900	3,388
Pepsico Singapore Financing I Pte. Ltd.	4.550%	2/16/29	2,685	2,697
Philip Morris International Inc.	0.875%	5/1/26	15,639	15,019
Philip Morris International Inc.	4.750%	2/12/27	13,277	13,350
Philip Morris International Inc.	4.375%	11/1/27	4,810	4,794
Philip Morris International Inc.	5.125%	11/17/27	35,701	36,274
Philip Morris International Inc.	4.875%	2/15/28	37,716	38,147
Philip Morris International Inc.	4.875%	2/13/29	22,611	22,818
Philip Morris International Inc.	3.375%	8/15/29	6,194	5,887
Philip Morris International Inc.	4.625%	11/1/29	15,225	15,248
Philip Morris International Inc.	5.625%	11/17/29	20,360	21,190
Philip Morris International Inc.	5.125%	2/15/30	35,269	35,911
Philip Morris International Inc.	2.100%	5/1/30	7,200	6,352
Procter & Gamble Co.	2.450%	11/3/26	24,341	23,687
Procter & Gamble Co.	1.900%	2/1/27	14,284	13,699
Procter & Gamble Co.	2.850%	8/11/27	14,548	14,106
Procter & Gamble Co.	3.950%	1/26/28	16,559	16,489
Procter & Gamble Co.	4.350%	1/29/29	13,285	13,364
Sysco Corp.	3.300%	7/15/26	23,432	23,041
Sysco Corp.	3.250%	7/15/27	13,044	12,673
Sysco Corp.	5.750%	1/17/29	9,334	9,691
Sysco Corp.	2.400%	2/15/30	5,000	4,498
Target Corp.	2.500%	4/15/26	7,969	7,824
Target Corp.	1.950%	1/15/27	18,976	18,206
Target Corp.	3.375%	4/15/29	19,455	18,684
Tyson Foods Inc.	4.000%	3/1/26	10,950	10,889
Tyson Foods Inc.	3.550%	6/2/27	15,995	15,630
Tyson Foods Inc.	4.350%	3/1/29	16,285	16,015
Tyson Foods Inc.	5.400%	3/15/29	11,367	11,618
Unilever Capital Corp.	2.000%	7/28/26	17,060	16,551
Unilever Capital Corp.	2.900%	5/5/27	17,235	16,747
Unilever Capital Corp.	4.250%	8/12/27	5,225	5,226
Unilever Capital Corp.	3.500%	3/22/28	19,154	18,721
Unilever Capital Corp.	4.875%	9/8/28	18,655	18,981
Unilever Capital Corp.	2.125%	9/6/29	16,634	15,076
Walmart Inc.	4.000%	4/15/26	6,637	6,631
Walmart Inc.	3.050%	7/8/26	5,724	5,642
Walmart Inc.	1.050%	9/17/26	27,529	26,237
Walmart Inc.	3.950%	9/9/27	19,027	18,944
Walmart Inc.	3.900%	4/15/28	12,488	12,408
Walmart Inc.	3.700%	6/26/28	24,511	24,175
Walmart Inc.	1.500%	9/22/28	20,091	18,301
Walmart Inc.	2.375%	9/24/29	4,760	4,408
				2,215,770

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (5.3%)
[3]	APA Corp.	4.250%	1/15/30	5,850	5,568
	Apache Corp.	4.375%	10/15/28	2	2
	Baker Hughes Holdings LLC	3.337%	12/15/27	24,301	23,659
	Boardwalk Pipelines LP	5.950%	6/1/26	13,675	13,850
	Boardwalk Pipelines LP	4.450%	7/15/27	6,056	6,009
	Boardwalk Pipelines LP	4.800%	5/3/29	9,909	9,935
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	21,668	21,365
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	17,477	17,049
	BP Capital Markets America Inc.	3.543%	4/6/27	11,752	11,547
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	14,013	13,782
	BP Capital Markets America Inc.	5.017%	11/17/27	20,718	21,025
	BP Capital Markets America Inc.	3.937%	9/21/28	16,292	15,972
	BP Capital Markets America Inc.	4.234%	11/6/28	32,557	32,225
	BP Capital Markets America Inc.	4.699%	4/10/29	18,837	18,929
	BP Capital Markets America Inc.	4.970%	10/17/29	3,557	3,615
	BP Capital Markets America Inc.	4.868%	11/25/29	21,050	21,298
	BP Capital Markets plc	3.279%	9/19/27	15,113	14,696
	BP Capital Markets plc	3.723%	11/28/28	15,136	14,719
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,753	22,372
[3]	Canadian Natural Resources Ltd.	5.000%	12/15/29	10,850	10,843
	Cenovus Energy Inc.	4.250%	4/15/27	10,941	10,836
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	21,419	21,603
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	18,330	17,432
	Cheniere Energy Inc.	4.625%	10/15/28	25,954	25,643
	Cheniere Energy Partners LP	4.500%	10/1/29	23,900	23,443
	Chevron Corp.	2.954%	5/16/26	38,487	37,882
	Chevron Corp.	1.995%	5/11/27	16,046	15,301
	Chevron USA Inc.	4.405%	2/26/27	2,484	2,494
	Chevron USA Inc.	1.018%	8/12/27	8,521	7,891
	Chevron USA Inc.	3.850%	1/15/28	10,921	10,850
	Chevron USA Inc.	4.475%	2/26/28	7,141	7,178
	Chevron USA Inc.	4.687%	4/15/30	8,397	8,463
	ConocoPhillips Co.	4.700%	1/15/30	30,500	30,674
	Continental Resources Inc.	4.375%	1/15/28	16,581	16,338
	Coterra Energy Inc.	3.900%	5/15/27	12,549	12,336
	Coterra Energy Inc.	4.375%	3/15/29	10,048	9,874
	DCP Midstream Operating LP	5.625%	7/15/27	14,114	14,390
	DCP Midstream Operating LP	5.125%	5/15/29	14,174	14,290
	Devon Energy Corp.	5.875%	6/15/28	32	32
	Diamondback Energy Inc.	3.250%	12/1/26	19,722	19,295
	Diamondback Energy Inc.	5.200%	4/18/27	14,420	14,608
	Diamondback Energy Inc.	3.500%	12/1/29	8,980	8,486
	Diamondback Energy Inc.	5.150%	1/30/30	19,910	20,193
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	7,014	6,520
	Enbridge Inc.	1.600%	10/4/26	11,481	10,960
	Enbridge Inc.	5.900%	11/15/26	18,674	19,057
	Enbridge Inc.	4.250%	12/1/26	21,802	21,681
	Enbridge Inc.	5.250%	4/5/27	13,388	13,561
	Enbridge Inc.	3.700%	7/15/27	610	598
	Enbridge Inc.	6.000%	11/15/28	8,740	9,107
	Enbridge Inc.	5.300%	4/5/29	15,555	15,826
	Enbridge Inc.	3.125%	11/15/29	16,735	15,563
	Energy Transfer LP	3.900%	7/15/26	11,585	11,469
	Energy Transfer LP	6.050%	12/1/26	2,757	2,819
	Energy Transfer LP	4.400%	3/15/27	13,475	13,420
	Energy Transfer LP	4.200%	4/15/27	16,160	16,020
[1]	Energy Transfer LP	5.500%	6/1/27	22,847	23,196
	Energy Transfer LP	4.000%	10/1/27	535	526
	Energy Transfer LP	5.550%	2/15/28	19,804	20,270
	Energy Transfer LP	4.950%	5/15/28	14,840	14,948
	Energy Transfer LP	4.950%	6/15/28	18,932	19,055
	Energy Transfer LP	6.100%	12/1/28	9,096	9,495
	Energy Transfer LP	5.250%	4/15/29	34,614	35,121
	Energy Transfer LP	5.250%	7/1/29	19,006	19,290
[2]	Energy Transfer LP	5.200%	4/1/30	1,915	1,935
	Eni USA Inc.	7.300%	11/15/27	957	1,018
	EnLink Midstream LLC	5.375%	6/1/29	8,845	8,982
	EnLink Midstream Partners LP	4.850%	7/15/26	366	366
	Enterprise Products Operating LLC	3.950%	2/15/27	12,830	12,735

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.150%	10/16/28	21,402	21,164
	Enterprise Products Operating LLC	3.125%	7/31/29	19,134	18,060
	Enterprise Products Operating LLC	2.800%	1/31/30	25,800	23,769
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	12,626	12,444
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	10,385	10,225
	EQT Corp.	3.900%	10/1/27	17,178	16,886
	EQT Corp.	5.700%	4/1/28	4,009	4,116
	EQT Corp.	5.000%	1/15/29	9,103	9,132
	EQT Corp.	7.000%	2/1/30	9,460	10,218
	Expand Energy Corp.	5.375%	2/1/29	11,557	11,537
	Exxon Mobil Corp.	3.043%	3/1/26	40,601	40,086
	Exxon Mobil Corp.	2.275%	8/16/26	9,935	9,668
	Exxon Mobil Corp.	3.294%	3/19/27	13,365	13,141
	Exxon Mobil Corp.	2.440%	8/16/29	18,340	17,010
[3]	Helmerich & Payne Inc.	4.650%	12/1/27	6,620	6,604
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	6,230	6,100
	Hess Corp.	4.300%	4/1/27	21,339	21,195
	HF Sinclair Corp.	5.000%	2/1/28	11,181	11,185
	Kinder Morgan Inc.	1.750%	11/15/26	8,233	7,860
	Kinder Morgan Inc.	4.300%	3/1/28	20,183	20,011
	Kinder Morgan Inc.	5.000%	2/1/29	17,027	17,142
	Kinder Morgan Inc.	5.100%	8/1/29	7,066	7,153
	Marathon Petroleum Corp.	5.125%	12/15/26	19,852	20,014
	Marathon Petroleum Corp.	3.800%	4/1/28	9,651	9,422
	Marathon Petroleum Corp.	5.150%	3/1/30	9,630	9,696
	MPLX LP	1.750%	3/1/26	19,357	18,810
	MPLX LP	4.125%	3/1/27	24,487	24,239
	MPLX LP	4.250%	12/1/27	6,949	6,870
	MPLX LP	4.000%	3/15/28	17,844	17,503
	MPLX LP	4.800%	2/15/29	11,660	11,680
	NOV Inc.	3.600%	12/1/29	8,565	8,085
	Occidental Petroleum Corp.	5.550%	3/15/26	16,331	16,411
	Occidental Petroleum Corp.	5.000%	8/1/27	14,032	14,096
	Occidental Petroleum Corp.	6.375%	9/1/28	11,441	11,901
	Occidental Petroleum Corp.	5.200%	8/1/29	21,544	21,661
	ONEOK Inc.	5.000%	3/1/26	11,243	11,277
	ONEOK Inc.	5.550%	11/1/26	19,550	19,828
	ONEOK Inc.	4.000%	7/13/27	12,037	11,888
	ONEOK Inc.	4.250%	9/24/27	5,195	5,145
	ONEOK Inc.	4.550%	7/15/28	14,505	14,435
	ONEOK Inc.	5.650%	11/1/28	12,942	13,332
	ONEOK Inc.	4.350%	3/15/29	13,401	13,190
	ONEOK Inc.	4.400%	10/15/29	18,860	18,505
	Ovintiv Inc.	5.650%	5/15/28	11,538	11,828
	Patterson-UTI Energy Inc.	3.950%	2/1/28	8,520	8,251
	Patterson-UTI Energy Inc.	5.150%	11/15/29	6,745	6,673
	Phillips 66	3.900%	3/15/28	14,105	13,812
	Phillips 66 Co.	3.550%	10/1/26	9,116	8,986
	Phillips 66 Co.	4.950%	12/1/27	13,367	13,507
	Phillips 66 Co.	3.750%	3/1/28	7,160	6,998
	Pioneer Natural Resources Co.	5.100%	3/29/26	13,767	13,871
	Plains All American Pipeline LP	4.500%	12/15/26	18,092	18,066
	Plains All American Pipeline LP	3.550%	12/15/29	15,595	14,744
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	24,434	24,675
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	34,089	34,221
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,727	20,461
	Schlumberger Investment SA	4.500%	5/15/28	11,015	11,048
[1]	Shell Finance US Inc.	2.375%	11/7/29	22,889	20,905
	Shell International Finance BV	2.875%	5/10/26	31,439	30,936
	Shell International Finance BV	2.500%	9/12/26	17,039	16,594
	Shell International Finance BV	3.875%	11/13/28	18,710	18,373
[3]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	11,750	11,758
[3]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	16,800	16,684
	Spectra Energy Partners LP	3.375%	10/15/26	11,836	11,615
	Targa Resources Corp.	5.200%	7/1/27	1,951	1,971
	Targa Resources Corp.	6.150%	3/1/29	15,854	16,603
	Targa Resources Partners LP	6.500%	7/15/27	23,725	23,858
	Targa Resources Partners LP	5.000%	1/15/28	13,848	13,858
	Targa Resources Partners LP	6.875%	1/15/29	1,200	1,229
	TC PipeLines LP	3.900%	5/25/27	8,311	8,178

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	788	823
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,311	4,611
	TotalEnergies Capital International SA	3.455%	2/19/29	34,543	33,331
	TotalEnergies Capital International SA	2.829%	1/10/30	4,980	4,622
	TotalEnergies Capital SA	3.883%	10/11/28	14,017	13,777
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,151	23,827
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	920	902
	Valero Energy Corp.	2.150%	9/15/27	6,116	5,758
	Valero Energy Corp.	4.350%	6/1/28	10,874	10,768
	Valero Energy Corp.	4.000%	4/1/29	7,035	6,838
	Valero Energy Corp.	5.150%	2/15/30	1,930	1,948
	Valero Energy Partners LP	4.500%	3/15/28	11,427	11,386
	Western Midstream Operating LP	4.650%	7/1/26	193	193
	Western Midstream Operating LP	4.500%	3/1/28	6,031	5,974
	Western Midstream Operating LP	4.750%	8/15/28	9,408	9,363
	Western Midstream Operating LP	6.350%	1/15/29	13,313	13,916
	Williams Cos. Inc.	5.400%	3/2/26	27,120	27,329
	Williams Cos. Inc.	3.750%	6/15/27	23,633	23,178
	Williams Cos. Inc.	5.300%	8/15/28	18,015	18,355
	Williams Cos. Inc.	4.900%	3/15/29	23,359	23,460
					2,224,286
Financials (40.9%)
[1]	Aegon Ltd.	5.500%	4/11/48	13,115	13,055
	AerCap Ireland Capital DAC	4.450%	4/3/26	5,541	5,528
	AerCap Ireland Capital DAC	2.450%	10/29/26	71,223	68,663
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,135	3,208
	AerCap Ireland Capital DAC	6.450%	4/15/27	23,118	23,859
	AerCap Ireland Capital DAC	3.650%	7/21/27	25,719	25,064
	AerCap Ireland Capital DAC	3.875%	1/23/28	12,250	11,975
	AerCap Ireland Capital DAC	4.875%	4/1/28	12,100	12,143
	AerCap Ireland Capital DAC	5.750%	6/6/28	3,905	4,014
	AerCap Ireland Capital DAC	3.000%	10/29/28	74,352	69,800
	AerCap Ireland Capital DAC	5.100%	1/19/29	14,518	14,651
	AerCap Ireland Capital DAC	4.625%	9/10/29	29,429	29,113
	Aflac Inc.	1.125%	3/15/26	12,294	11,876
[1]	Air Lease Corp.	3.750%	6/1/26	13,216	13,070
[1]	Air Lease Corp.	5.300%	6/25/26	5,619	5,665
	Air Lease Corp.	1.875%	8/15/26	25,422	24,438
	Air Lease Corp.	2.200%	1/15/27	12,161	11,635
	Air Lease Corp.	3.625%	4/1/27	8,667	8,505
	Air Lease Corp.	3.625%	12/1/27	7,682	7,479
	Air Lease Corp.	5.850%	12/15/27	6,699	6,899
	Air Lease Corp.	5.300%	2/1/28	12,248	12,460
	Air Lease Corp.	2.100%	9/1/28	10,517	9,616
	Air Lease Corp.	4.625%	10/1/28	5,221	5,201
	Air Lease Corp.	5.100%	3/1/29	8,735	8,839
	Air Lease Corp.	3.250%	10/1/29	8,425	7,878
[1]	Air Lease Corp.	3.000%	2/1/30	10,000	9,166
	Aircastle Ltd.	4.250%	6/15/26	13,256	13,165
	Allstate Corp.	3.280%	12/15/26	9,576	9,379
	Allstate Corp.	5.050%	6/24/29	10,159	10,306
	Ally Financial Inc.	4.750%	6/9/27	12,049	12,028
	Ally Financial Inc.	7.100%	11/15/27	12,275	12,945
	Ally Financial Inc.	2.200%	11/2/28	14,289	12,976
	Ally Financial Inc.	6.992%	6/13/29	13,799	14,497
	Ally Financial Inc.	6.848%	1/3/30	11,808	12,388
	American Express Co.	3.125%	5/20/26	13,757	13,551
	American Express Co.	1.650%	11/4/26	4,183	3,995
	American Express Co.	2.550%	3/4/27	40,853	39,409
	American Express Co.	5.645%	4/23/27	33,766	34,175
	American Express Co.	3.300%	5/3/27	41,776	40,803
	American Express Co.	5.389%	7/28/27	21,092	21,343
	American Express Co.	5.850%	11/5/27	16,617	17,190
	American Express Co.	5.098%	2/16/28	16,006	16,178
	American Express Co.	5.043%	7/26/28	14,822	14,979
	American Express Co.	4.050%	5/3/29	17,415	17,171
	American Express Co.	5.282%	7/27/29	23,509	24,030
	American Express Co.	5.532%	4/25/30	22,284	22,971
	American Express Co.	5.085%	1/30/31	23,710	24,009

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	American Express Credit Corp.	3.300%	5/3/27	3,822	3,733
	American International Group Inc.	4.200%	4/1/28	2,785	2,748
	American National Group Inc.	5.000%	6/15/27	5,823	5,816
	American National Group Inc.	5.750%	10/1/29	9,600	9,698
	Ameriprise Financial Inc.	2.875%	9/15/26	11,224	10,979
	Ameriprise Financial Inc.	5.700%	12/15/28	7,651	7,947
[1]	Aon Corp.	8.205%	1/1/27	352	372
	Aon Corp.	2.850%	5/28/27	9,662	9,339
	Aon Corp.	3.750%	5/2/29	24,281	23,449
	Aon North America Inc.	5.125%	3/1/27	8,907	9,002
	Aon North America Inc.	5.150%	3/1/29	22,700	23,075
[3]	Apollo Debt Solutions BDC	6.900%	4/13/29	16,869	17,681
	Arch Capital Finance LLC	4.011%	12/15/26	8,078	8,021
	Ares Capital Corp.	2.150%	7/15/26	26,763	25,817
	Ares Capital Corp.	2.875%	6/15/27	7,694	7,359
	Ares Capital Corp.	2.875%	6/15/28	12,973	12,121
	Ares Capital Corp.	5.875%	3/1/29	20,595	21,037
	Ares Capital Corp.	5.950%	7/15/29	16,365	16,753
	Ares Management Corp.	6.375%	11/10/28	7,681	8,087
[3]	Ares Strategic Income Fund	5.700%	3/15/28	17,890	18,020
[3]	Ares Strategic Income Fund	6.350%	8/15/29	8,810	9,056
[3]	Ares Strategic Income Fund	5.600%	2/15/30	11,500	11,466
	Arthur J Gallagher & Co.	4.600%	12/15/27	3,130	3,134
	Arthur J Gallagher & Co.	4.850%	12/15/29	4,878	4,898
	Associated Banc-Corp.	6.455%	8/29/30	2,993	3,072
	Assurant Inc.	4.900%	3/27/28	3,196	3,215
	Assurant Inc.	3.700%	2/22/30	5,500	5,155
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	5,780	6,060
[3]	Athene Global Funding	5.583%	1/9/29	7,135	7,297
	Athene Holding Ltd.	4.125%	1/12/28	21,637	21,335
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	20,775	20,926
[1]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	17,700	17,757
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	7,788	7,852
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	11,700	11,858
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	20,200	20,345
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	6,700	6,319
	AXIS Specialty Finance plc	4.000%	12/6/27	5,760	5,665
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,936	4,825
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	4,938	4,742
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	4,675	4,680
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	17,786	18,306
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	25,099	25,657
	Banco Santander SA	5.179%	11/19/25	8,456	8,471
	Banco Santander SA	4.250%	4/11/27	24,885	24,639
	Banco Santander SA	5.294%	8/18/27	40,222	40,650
	Banco Santander SA	1.722%	9/14/27	30,574	29,219
	Banco Santander SA	6.527%	11/7/27	15,027	15,473
	Banco Santander SA	3.800%	2/23/28	15,830	15,426
	Banco Santander SA	5.552%	3/14/28	5,489	5,567
	Banco Santander SA	4.175%	3/24/28	34,757	34,351
	Banco Santander SA	4.379%	4/12/28	14,340	14,167
[1]	Banco Santander SA	5.365%	7/15/28	12,112	12,263
	Banco Santander SA	5.588%	8/8/28	19,966	20,526
	Banco Santander SA	6.607%	11/7/28	12,155	12,910
	Banco Santander SA	3.306%	6/27/29	24,279	22,887
	Banco Santander SA	5.565%	1/17/30	15,600	15,989
	Banco Santander SA	5.538%	3/14/30	19,510	19,917
[1]	Bank of America Corp.	4.450%	3/3/26	30,730	30,692
[1]	Bank of America Corp.	3.500%	4/19/26	55,532	54,923
	Bank of America Corp.	6.220%	9/15/26	7,736	7,934
[1]	Bank of America Corp.	4.250%	10/22/26	25,016	24,904
[1]	Bank of America Corp.	1.658%	3/11/27	60,383	58,596
[1]	Bank of America Corp.	3.559%	4/23/27	55,313	54,660
	Bank of America Corp.	1.734%	7/22/27	106,818	102,736
	Bank of America Corp.	5.933%	9/15/27	13,836	14,105
[1]	Bank of America Corp.	3.248%	10/21/27	29,881	29,008
[1]	Bank of America Corp.	4.183%	11/25/27	45,005	44,524
[1]	Bank of America Corp.	3.824%	1/20/28	28,727	28,314
[1]	Bank of America Corp.	2.551%	2/4/28	27,226	26,186
[1]	Bank of America Corp.	3.705%	4/24/28	20,926	20,510

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	4.376%	4/27/28	40,327	40,077
[1]	Bank of America Corp.	3.593%	7/21/28	46,413	45,227
[1]	Bank of America Corp.	4.948%	7/22/28	61,488	61,880
	Bank of America Corp.	6.204%	11/10/28	26,131	27,116
[1]	Bank of America Corp.	3.419%	12/20/28	103,537	99,998
	Bank of America Corp.	4.979%	1/24/29	20,000	20,173
[1]	Bank of America Corp.	3.970%	3/5/29	54,772	53,701
	Bank of America Corp.	5.202%	4/25/29	65,671	66,574
[1]	Bank of America Corp.	2.087%	6/14/29	40,870	37,636
[1]	Bank of America Corp.	4.271%	7/23/29	53,443	52,694
	Bank of America Corp.	5.819%	9/15/29	21,051	21,780
[1]	Bank of America Corp.	3.974%	2/7/30	57,318	55,629
[1]	Bank of America Corp.	2.884%	10/22/30	41,412	38,104
	Bank of America Corp.	5.162%	1/24/31	20,000	20,249
[1]	Bank of America Corp.	2.496%	2/13/31	73,640	65,932
	Bank of America NA	5.526%	8/18/26	31,183	31,666
	Bank of Montreal	5.300%	6/5/26	19,893	20,104
[1]	Bank of Montreal	1.250%	9/15/26	6,875	6,553
	Bank of Montreal	5.266%	12/11/26	14,709	14,914
[1]	Bank of Montreal	2.650%	3/8/27	28,453	27,545
[1]	Bank of Montreal	4.567%	9/10/27	15,656	15,657
[1]	Bank of Montreal	4.700%	9/14/27	20,625	20,731
	Bank of Montreal	5.203%	2/1/28	25,180	25,621
	Bank of Montreal	5.717%	9/25/28	26,823	27,768
	Bank of Montreal	4.640%	9/10/30	7,405	7,366
[1]	Bank of Montreal	3.803%	12/15/32	19,542	18,891
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	21,514	21,147
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10,808	10,528
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	5,539	5,259
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	8,271	7,946
	Bank of New York Mellon Corp.	4.947%	4/26/27	8,957	9,006
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	28,064	27,432
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,722	6,550
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	32,234	31,579
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	939	927
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	11,977	11,840
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	10,275	9,431
	Bank of New York Mellon Corp.	4.890%	7/21/28	18,260	18,414
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	16,131	16,669
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	13,720	12,987
[1]	Bank of New York Mellon Corp.	1.900%	1/25/29	3,521	3,219
	Bank of New York Mellon Corp.	4.543%	2/1/29	16,197	16,205
[1]	Bank of New York Mellon Corp.	3.850%	4/26/29	1,239	1,211
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	679	640
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	4,667	4,933
[1]	Bank of New York Mellon Corp.	4.975%	3/14/30	26,377	26,741
	Bank of New York Mellon Corp.	4.942%	2/11/31	45,700	46,191
	Bank of Nova Scotia	1.050%	3/2/26	13,238	12,810
	Bank of Nova Scotia	1.350%	6/24/26	24,298	23,367
	Bank of Nova Scotia	2.700%	8/3/26	32,337	31,567
	Bank of Nova Scotia	1.300%	9/15/26	12,138	11,580
	Bank of Nova Scotia	1.950%	2/2/27	13,170	12,600
	Bank of Nova Scotia	2.951%	3/11/27	5,880	5,712
[1]	Bank of Nova Scotia	5.400%	6/4/27	7,905	8,061
	Bank of Nova Scotia	5.250%	6/12/28	10,257	10,478
	Bank of Nova Scotia	4.404%	9/8/28	17,739	17,628
	Bank of Nova Scotia	4.932%	2/14/29	7,800	7,852
[1]	Bank of Nova Scotia	5.450%	8/1/29	18,684	19,204
	Bank of Nova Scotia	5.130%	2/14/31	7,800	7,868
	Bank OZK	2.750%	10/1/31	45	40
[1]	Barclays plc	2.852%	5/7/26	43,173	43,025
	Barclays plc	5.200%	5/12/26	39,666	39,865
	Barclays plc	7.325%	11/2/26	8,813	8,960
	Barclays plc	5.829%	5/9/27	24,773	25,091
	Barclays plc	6.496%	9/13/27	357	366
	Barclays plc	2.279%	11/24/27	25,476	24,451
	Barclays plc	4.337%	1/10/28	10,031	9,954
	Barclays plc	5.674%	3/12/28	6,487	6,598
	Barclays plc	4.836%	5/9/28	44,103	43,917
	Barclays plc	5.501%	8/9/28	28,270	28,724

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	4.837%	9/10/28	9,477	9,474
	Barclays plc	7.385%	11/2/28	32,860	34,911
	Barclays plc	5.086%	2/25/29	15,680	15,773
[1]	Barclays plc	4.972%	5/16/29	19,935	19,981
	Barclays plc	6.490%	9/13/29	28,516	29,972
	Barclays plc	5.690%	3/12/30	32,674	33,484
[1]	Barclays plc	5.088%	6/20/30	26,570	26,290
	Barclays plc	4.942%	9/10/30	30,082	29,943
	Barclays plc	5.367%	2/25/31	27,457	27,771
	Barings BDC Inc.	7.000%	2/15/29	4,096	4,261
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	9,425	9,094
	Berkshire Hathaway Inc.	3.125%	3/15/26	43,954	43,448
	BGC Group Inc.	8.000%	5/25/28	6,810	7,287
	BGC Group Inc.	6.600%	6/10/29	5,945	6,144
	BlackRock Funding Inc.	4.600%	7/26/27	15,795	15,904
	BlackRock Funding Inc.	4.700%	3/14/29	10,922	11,056
	Blackrock Inc.	3.200%	3/15/27	5,376	5,272
	Blackrock Inc.	3.250%	4/30/29	18,905	18,078
	BlackRock TCP Capital Corp.	6.950%	5/30/29	2,296	2,395
	Blackstone Private Credit Fund	2.625%	12/15/26	20,465	19,591
	Blackstone Private Credit Fund	3.250%	3/15/27	12,853	12,392
[3]	Blackstone Private Credit Fund	4.950%	9/26/27	4,100	4,069
	Blackstone Private Credit Fund	7.300%	11/27/28	11,920	12,719
	Blackstone Private Credit Fund	4.000%	1/15/29	11,090	10,584
	Blackstone Private Credit Fund	5.950%	7/16/29	5,980	6,087
[3]	Blackstone Private Credit Fund	5.600%	11/22/29	8,000	8,002
	Blackstone Secured Lending Fund	2.750%	9/16/26	11,708	11,307
	Blackstone Secured Lending Fund	2.125%	2/15/27	1,486	1,407
	Blackstone Secured Lending Fund	5.875%	11/15/27	8,875	9,048
	Blackstone Secured Lending Fund	5.350%	4/13/28	15,675	15,702
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,000	3,678
	Blue Owl Capital Corp.	3.400%	7/15/26	21,396	20,863
	Blue Owl Capital Corp.	2.625%	1/15/27	7,396	7,039
[1]	Blue Owl Capital Corp.	3.125%	4/13/27	4,839	4,621
	Blue Owl Capital Corp.	2.875%	6/11/28	21,081	19,430
	Blue Owl Capital Corp.	5.950%	3/15/29	15,958	16,136
[1]	Blue Owl Credit Income Corp.	3.125%	9/23/26	1,958	1,895
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/27	3,031	3,001
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/27	5,866	6,164
	Blue Owl Credit Income Corp.	7.950%	6/13/28	7,905	8,460
	Blue Owl Credit Income Corp.	7.750%	1/15/29	8,899	9,548
[3]	Blue Owl Credit Income Corp.	6.600%	9/15/29	14,665	15,049
[3]	Blue Owl Credit Income Corp.	5.800%	3/15/30	5,900	5,885
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,756	4,508
[3]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	10,200	10,274
	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	16,603	17,086
[1]	BPCE SA	3.375%	12/2/26	10,696	10,505
	Brighthouse Financial Inc.	3.700%	6/22/27	9,584	9,365
	Brookfield Finance Inc.	4.250%	6/2/26	7,878	7,854
	Brookfield Finance Inc.	3.900%	1/25/28	13,428	13,188
	Brookfield Finance Inc.	4.850%	3/29/29	16,900	16,963
	Brown & Brown Inc.	4.500%	3/15/29	10,377	10,268
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	13,434	12,899
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	7,821	7,939
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,608	21,057
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	21,497	21,071
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	6,495	6,596
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	6,514	6,507
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	29,426	29,794
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	8,843	9,234
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	22,363	22,792
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	17,615	17,474
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	9,000	9,132
	Capital One Financial Corp.	3.750%	7/28/26	29,286	28,912
	Capital One Financial Corp.	3.750%	3/9/27	35,782	35,135
	Capital One Financial Corp.	3.650%	5/11/27	31,888	31,222
	Capital One Financial Corp.	7.149%	10/29/27	5,037	5,226
	Capital One Financial Corp.	1.878%	11/2/27	36,811	35,090
	Capital One Financial Corp.	4.927%	5/10/28	18,292	18,342
	Capital One Financial Corp.	5.468%	2/1/29	28,147	28,645

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.312%	6/8/29	14,811	15,430
	Capital One Financial Corp.	5.700%	2/1/30	15,064	15,460
	Capital One Financial Corp.	3.273%	3/1/30	29,936	28,070
	Capital One Financial Corp.	5.247%	7/26/30	42	42
	Capital One Financial Corp.	5.463%	7/26/30	17,254	17,571
	Carlyle Secured Lending Inc.	6.750%	2/18/30	4,500	4,647
	Cboe Global Markets Inc.	3.650%	1/12/27	10,343	10,209
	Charles Schwab Corp.	0.900%	3/11/26	12,767	12,304
	Charles Schwab Corp.	1.150%	5/13/26	26,837	25,836
	Charles Schwab Corp.	5.875%	8/24/26	6,657	6,784
	Charles Schwab Corp.	3.200%	3/2/27	10,573	10,337
	Charles Schwab Corp.	2.450%	3/3/27	33,466	32,204
	Charles Schwab Corp.	3.300%	4/1/27	19,243	18,824
	Charles Schwab Corp.	3.200%	1/25/28	22,873	22,111
	Charles Schwab Corp.	2.000%	3/20/28	20,294	18,880
	Charles Schwab Corp.	4.000%	2/1/29	5,954	5,840
	Charles Schwab Corp.	5.643%	5/19/29	20,800	21,403
	Charles Schwab Corp.	3.250%	5/22/29	17,138	16,288
	Charles Schwab Corp.	2.750%	10/1/29	9,719	8,974
	Charles Schwab Corp.	6.196%	11/17/29	228	240
	Chubb INA Holdings LLC	3.350%	5/3/26	36,097	35,680
	Chubb INA Holdings LLC	4.650%	8/15/29	9,415	9,462
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	291	312
[1]	Citibank NA	5.438%	4/30/26	44,070	44,548
	Citibank NA	4.929%	8/6/26	25,170	25,353
[1]	Citibank NA	5.488%	12/4/26	26,830	27,279
	Citibank NA	4.876%	11/19/27	28,674	28,795
	Citibank NA	5.803%	9/29/28	41,165	42,857
	Citibank NA	4.838%	8/6/29	3,682	3,717
	Citigroup Inc.	4.600%	3/9/26	32,865	32,844
[1]	Citigroup Inc.	3.106%	4/8/26	25	25
	Citigroup Inc.	3.400%	5/1/26	34,305	33,867
	Citigroup Inc.	3.200%	10/21/26	32,583	31,892
	Citigroup Inc.	4.300%	11/20/26	9,671	9,627
	Citigroup Inc.	1.462%	6/9/27	39,666	38,101
	Citigroup Inc.	4.450%	9/29/27	72,764	72,259
[1]	Citigroup Inc.	3.887%	1/10/28	34,534	34,075
	Citigroup Inc.	6.625%	1/15/28	575	608
[1]	Citigroup Inc.	3.070%	2/24/28	54,960	53,292
	Citigroup Inc.	4.658%	5/24/28	29,711	29,697
[1]	Citigroup Inc.	3.668%	7/24/28	46,272	45,118
	Citigroup Inc.	4.125%	7/25/28	26,295	25,838
[1]	Citigroup Inc.	3.520%	10/27/28	17,954	17,414
[1]	Citigroup Inc.	4.075%	4/23/29	26,033	25,553
	Citigroup Inc.	5.174%	2/13/30	45,111	45,592
[1]	Citigroup Inc.	3.980%	3/20/30	42,232	40,857
	Citigroup Inc.	4.542%	9/19/30	61,059	60,149
[1]	Citigroup Inc.	2.976%	11/5/30	28,989	26,612
[1]	Citigroup Inc.	2.666%	1/29/31	24,740	22,301
	Citigroup Inc.	5.592%	11/19/34	22,026	22,122
	Citizens Bank NA	4.575%	8/9/28	8,658	8,614
	Citizens Financial Group Inc.	2.850%	7/27/26	11,968	11,673
	Citizens Financial Group Inc.	5.841%	1/23/30	16,815	17,279
[2]	Citizens Financial Group Inc.	5.253%	3/5/31	11,500	11,599
	CME Group Inc.	3.750%	6/15/28	8,770	8,625
	CNA Financial Corp.	4.500%	3/1/26	7,259	7,242
	CNA Financial Corp.	3.450%	8/15/27	4,107	4,003
	CNA Financial Corp.	3.900%	5/1/29	8,605	8,339
	CNO Financial Group Inc.	5.250%	5/30/29	6,470	6,491
	Comerica Inc.	4.000%	2/1/29	3,652	3,509
	Comerica Inc.	5.982%	1/30/30	16,440	16,753
	Commonwealth Bank of Australia	5.316%	3/13/26	698	705
	Commonwealth Bank of Australia	4.577%	11/27/26	16,515	16,603
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	36,617	36,099
	Cooperatieve Rabobank UA	5.500%	10/5/26	14,659	14,935
	Cooperatieve Rabobank UA	4.883%	1/21/28	10,000	10,154
	Cooperatieve Rabobank UA	4.800%	1/9/29	7,975	8,085
	Cooperatieve Rabobank UA	4.494%	10/17/29	19,276	19,257
	Corebridge Financial Inc.	3.650%	4/5/27	32,904	32,263
	Corebridge Financial Inc.	3.850%	4/5/29	26,299	25,341

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	6.875%	12/15/52	566	582
	Deutsche Bank AG	1.686%	3/19/26	12,804	12,436
	Deutsche Bank AG	6.119%	7/14/26	25,902	26,015
	Deutsche Bank AG	2.129%	11/24/26	13,422	13,177
	Deutsche Bank AG	7.146%	7/13/27	14,483	14,928
	Deutsche Bank AG	5.371%	9/9/27	4,034	4,119
	Deutsche Bank AG	2.311%	11/16/27	32,527	31,199
	Deutsche Bank AG	2.552%	1/7/28	21,631	20,787
	Deutsche Bank AG	5.706%	2/8/28	9,580	9,723
[1]	Deutsche Bank AG	5.373%	1/10/29	15,000	15,139
	Deutsche Bank AG	6.720%	1/18/29	34,679	36,254
	Deutsche Bank AG	5.414%	5/10/29	20,353	20,850
	Deutsche Bank AG	6.819%	11/20/29	18,767	19,932
	Deutsche Bank AG	4.999%	9/11/30	15,030	14,956
	Deutsche Bank AG	4.875%	12/1/32	18,269	17,892
[1]	Discover Bank	4.250%	3/13/26	3,864	3,840
[1]	Discover Bank	3.450%	7/27/26	24,220	23,797
[1]	Discover Bank	4.650%	9/13/28	16,083	15,999
[1]	Discover Bank	2.700%	2/6/30	7,900	7,135
	Discover Financial Services	4.100%	2/9/27	20,856	20,603
	Enact Holdings Inc.	6.250%	5/28/29	18,600	19,148
	Enstar Finance LLC	5.500%	1/15/42	8,934	8,693
	Enstar Group Ltd.	4.950%	6/1/29	8,001	7,971
	Equitable Holdings Inc.	4.350%	4/20/28	30,747	30,388
	Essent Group Ltd.	6.250%	7/1/29	7,930	8,187
	F&G Annuities & Life Inc.	7.400%	1/13/28	7,997	8,384
	F&G Annuities & Life Inc.	6.500%	6/4/29	9,055	9,328
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	9,985	9,996
	Fidelity National Financial Inc.	4.500%	8/15/28	7,203	7,128
	Fifth Third Bancorp	2.550%	5/5/27	16,971	16,241
	Fifth Third Bancorp	1.707%	11/1/27	9,118	8,691
	Fifth Third Bancorp	3.950%	3/14/28	1,908	1,870
	Fifth Third Bancorp	6.361%	10/27/28	24,579	25,575
	Fifth Third Bancorp	6.339%	7/27/29	18,591	19,459
	Fifth Third Bancorp	4.772%	7/28/30	17,844	17,754
	Fifth Third Bancorp	4.895%	9/6/30	10,682	10,653
[1]	Fifth Third Bank Inc.	3.850%	3/15/26	3,934	3,900
[1]	Fifth Third Bank NA	2.250%	2/1/27	9,842	9,449
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,780	7,033
	FNB Corp.	5.722%	12/11/30	8,045	8,100
[3]	Franklin BSP Capital Corp.	7.200%	6/15/29	5,030	5,228
	FS KKR Capital Corp.	2.625%	1/15/27	1,473	1,407
	FS KKR Capital Corp.	3.125%	10/12/28	7,679	7,041
	FS KKR Capital Corp.	7.875%	1/15/29	3,249	3,479
	FS KKR Capital Corp.	6.875%	8/15/29	12,664	13,180
	FS KKR Capital Corp.	6.125%	1/15/30	11,800	11,893
	GATX Corp.	3.250%	9/15/26	6,072	5,951
	GATX Corp.	5.400%	3/15/27	5,650	5,723
	GATX Corp.	3.850%	3/30/27	3,570	3,513
	GATX Corp.	3.500%	3/15/28	2	2
	GATX Corp.	4.550%	11/7/28	6,864	6,845
	GATX Corp.	4.700%	4/1/29	8,160	8,123
	Global Payments Inc.	1.200%	3/1/26	24,688	23,799
	Global Payments Inc.	4.800%	4/1/26	22,522	22,536
	Global Payments Inc.	2.150%	1/15/27	14,290	13,652
	Global Payments Inc.	4.950%	8/15/27	6,056	6,099
	Globe Life Inc.	4.550%	9/15/28	8,951	8,911
[1]	Goldman Sachs Bank USA	5.283%	3/18/27	40,376	40,653
	Goldman Sachs Bank USA	5.414%	5/21/27	41,348	41,796
	Goldman Sachs BDC Inc.	6.375%	3/11/27	4,608	4,724
	Goldman Sachs Group Inc.	3.750%	5/22/25	1	1
	Goldman Sachs Group Inc.	3.500%	11/16/26	49,619	48,774
	Goldman Sachs Group Inc.	5.950%	1/15/27	17,499	17,945
	Goldman Sachs Group Inc.	3.850%	1/26/27	53,084	52,477
	Goldman Sachs Group Inc.	1.431%	3/9/27	42,221	40,890
	Goldman Sachs Group Inc.	4.387%	6/15/27	18,546	18,510
	Goldman Sachs Group Inc.	1.542%	9/10/27	45,243	43,168
	Goldman Sachs Group Inc.	1.948%	10/21/27	77,213	73,959
	Goldman Sachs Group Inc.	2.640%	2/24/28	57,759	55,561
	Goldman Sachs Group Inc.	3.615%	3/15/28	57,799	56,614

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,492	33,756
	Goldman Sachs Group Inc.	4.482%	8/23/28	25,604	25,481
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	30,415	29,605
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	38,299	37,764
	Goldman Sachs Group Inc.	6.484%	10/24/29	22,680	23,980
	Goldman Sachs Group Inc.	2.600%	2/7/30	10,000	9,040
	Goldman Sachs Group Inc.	5.727%	4/25/30	54,656	56,379
	Goldman Sachs Group Inc.	5.049%	7/23/30	44,299	44,595
	Goldman Sachs Group Inc.	4.692%	10/23/30	14,995	14,887
[1]	Goldman Sachs Group Inc.	5.207%	1/28/31	38,450	38,926
	Golub Capital BDC Inc.	2.500%	8/24/26	11,481	11,059
	Golub Capital BDC Inc.	2.050%	2/15/27	5,910	5,566
	Golub Capital BDC Inc.	7.050%	12/5/28	7,450	7,845
	Golub Capital BDC Inc.	6.000%	7/15/29	19,213	19,527
[3]	Golub Capital Private Credit Fund	5.800%	9/12/29	6,924	6,920
	Hanover Insurance Group Inc.	4.500%	4/15/26	664	663
	Hercules Capital Inc.	2.625%	9/16/26	5,829	5,599
	Horace Mann Educators Corp.	7.250%	9/15/28	3,400	3,667
[3]	HPS Corporate Lending Fund	5.450%	1/14/28	13,400	13,430
	HPS Corporate Lending Fund	6.750%	1/30/29	7,012	7,288
	HPS Corporate Lending Fund	6.250%	9/30/29	6,000	6,162
	HSBC Holdings plc	4.300%	3/8/26	23,469	23,397
	HSBC Holdings plc	3.900%	5/25/26	24,051	23,908
[1]	HSBC Holdings plc	2.099%	6/4/26	24,484	24,323
	HSBC Holdings plc	7.336%	11/3/26	25,267	25,712
	HSBC Holdings plc	1.589%	5/24/27	22,259	21,455
	HSBC Holdings plc	5.887%	8/14/27	46,390	47,171
	HSBC Holdings plc	2.251%	11/22/27	29,091	27,938
[1]	HSBC Holdings plc	4.041%	3/13/28	48,986	48,289
	HSBC Holdings plc	5.597%	5/17/28	31,015	31,524
	HSBC Holdings plc	4.755%	6/9/28	26,434	26,401
	HSBC Holdings plc	5.210%	8/11/28	30,460	30,722
[1]	HSBC Holdings plc	2.013%	9/22/28	25,434	23,739
	HSBC Holdings plc	7.390%	11/3/28	41,174	43,748
	HSBC Holdings plc	5.130%	11/19/28	3,687	3,715
[2]	HSBC Holdings plc	4.899%	3/3/29	13,000	13,031
	HSBC Holdings plc	6.161%	3/9/29	25,200	26,130
[1]	HSBC Holdings plc	4.583%	6/19/29	44,934	44,514
	HSBC Holdings plc	2.206%	8/17/29	45,538	41,687
	HSBC Holdings plc	5.546%	3/4/30	14,804	15,126
[1]	HSBC Holdings plc	3.973%	5/22/30	63,690	61,155
	HSBC Holdings plc	5.286%	11/19/30	24,641	24,870
[2]	HSBC Holdings plc	5.130%	3/3/31	5,900	5,913
	HSBC USA Inc.	5.294%	3/4/27	21,550	21,916
	Huntington Bancshares Inc.	4.443%	8/4/28	17,866	17,746
	Huntington Bancshares Inc.	6.208%	8/21/29	21,953	22,892
	Huntington Bancshares Inc.	2.550%	2/4/30	9,800	8,791
	Huntington Bancshares Inc.	5.272%	1/15/31	18,805	19,038
	Huntington National Bank	4.871%	4/12/28	19,100	19,213
	Huntington National Bank	4.552%	5/17/28	8,707	8,678
	ING Groep NV	3.950%	3/29/27	33,317	32,936
	ING Groep NV	1.726%	4/1/27	5,604	5,436
	ING Groep NV	4.017%	3/28/28	20,162	19,900
	ING Groep NV	4.550%	10/2/28	21,470	21,345
	ING Groep NV	4.050%	4/9/29	16,674	16,242
	ING Groep NV	5.335%	3/19/30	26,758	27,251
	Intercontinental Exchange Inc.	3.100%	9/15/27	8,836	8,558
	Intercontinental Exchange Inc.	4.000%	9/15/27	27,644	27,351
	Intercontinental Exchange Inc.	3.625%	9/1/28	32,087	31,147
	Intercontinental Exchange Inc.	3.750%	9/21/28	2,731	2,661
	Intercontinental Exchange Inc.	4.350%	6/15/29	13,990	13,879
	Jefferies Financial Group Inc.	4.850%	1/15/27	12,908	12,917
	Jefferies Financial Group Inc.	6.450%	6/8/27	5,151	5,336
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,546	20,126
	Jefferies Financial Group Inc.	4.150%	1/23/30	16,000	15,366
	JPMorgan Chase & Co.	3.300%	4/1/26	36,653	36,258
	JPMorgan Chase & Co.	3.200%	6/15/26	29,073	28,661
	JPMorgan Chase & Co.	2.950%	10/1/26	52,382	51,309
	JPMorgan Chase & Co.	4.125%	12/15/26	46,869	46,621
	JPMorgan Chase & Co.	1.578%	4/22/27	64,225	62,142

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	8.000%	4/29/27	11,912	12,782
	JPMorgan Chase & Co.	1.470%	9/22/27	46,388	44,255
	JPMorgan Chase & Co.	4.250%	10/1/27	26,962	26,913
	JPMorgan Chase & Co.	6.070%	10/22/27	12,055	12,341
	JPMorgan Chase & Co.	3.625%	12/1/27	2,848	2,785
	JPMorgan Chase & Co.	5.040%	1/23/28	44,201	44,541
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	44,591	43,928
	JPMorgan Chase & Co.	2.947%	2/24/28	26,875	26,041
	JPMorgan Chase & Co.	5.571%	4/22/28	52,353	53,331
	JPMorgan Chase & Co.	4.323%	4/26/28	58,214	57,829
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	53,440	52,208
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	10,133	9,608
	JPMorgan Chase & Co.	4.979%	7/22/28	15,594	15,711
	JPMorgan Chase & Co.	4.851%	7/25/28	70,986	71,308
	JPMorgan Chase & Co.	4.505%	10/22/28	6,773	6,750
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	44,080	42,740
	JPMorgan Chase & Co.	4.915%	1/24/29	15,850	15,976
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	42,404	41,578
	JPMorgan Chase & Co.	2.069%	6/1/29	32,380	29,861
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	33,517	32,992
	JPMorgan Chase & Co.	5.299%	7/24/29	49,564	50,492
	JPMorgan Chase & Co.	6.087%	10/23/29	44,248	46,262
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	16,758	16,603
	JPMorgan Chase & Co.	5.012%	1/23/30	54,932	55,511
	JPMorgan Chase & Co.	5.581%	4/22/30	54,972	56,597
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	39,151	37,559
	JPMorgan Chase & Co.	4.565%	6/14/30	11,497	11,405
	JPMorgan Chase & Co.	4.995%	7/22/30	53,288	53,786
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	53,103	48,635
	JPMorgan Chase & Co.	4.603%	10/22/30	54,685	54,234
	JPMorgan Chase & Co.	5.140%	1/24/31	39,000	39,570
	JPMorgan Chase Bank NA	5.110%	12/8/26	32,956	33,386
[1]	KeyBank NA	3.400%	5/20/26	359	353
[1]	KeyBank NA	5.850%	11/15/27	21,949	22,556
[1]	KeyBank NA	4.390%	12/14/27	7,729	7,653
[1]	KeyBank NA	6.950%	2/1/28	4,025	4,234
[1]	KeyBank NA	3.900%	4/13/29	7,961	7,621
[1]	KeyCorp	2.250%	4/6/27	19,169	18,202
[1]	KeyCorp	4.100%	4/30/28	1,421	1,394
[1]	KeyCorp	2.550%	10/1/29	13,801	12,454
[1,2]	KeyCorp	5.121%	4/4/31	8,900	8,944
	Lazard Group LLC	3.625%	3/1/27	6,567	6,433
	Lazard Group LLC	4.500%	9/19/28	8,196	8,108
	Lazard Group LLC	4.375%	3/11/29	9,663	9,513
	Legg Mason Inc.	4.750%	3/15/26	2,751	2,754
	Lincoln National Corp.	3.625%	12/12/26	6,569	6,464
	Lincoln National Corp.	3.800%	3/1/28	7,194	7,018
	Lincoln National Corp.	3.050%	1/15/30	7,950	7,319
	Lloyds Banking Group plc	4.650%	3/24/26	12,366	12,348
	Lloyds Banking Group plc	3.750%	1/11/27	13,635	13,430
	Lloyds Banking Group plc	1.627%	5/11/27	18,610	17,951
	Lloyds Banking Group plc	5.462%	1/5/28	17,403	17,616
	Lloyds Banking Group plc	3.750%	3/18/28	17,890	17,543
	Lloyds Banking Group plc	4.375%	3/22/28	39,869	39,404
	Lloyds Banking Group plc	4.550%	8/16/28	9,101	9,044
[1]	Lloyds Banking Group plc	3.574%	11/7/28	20,773	20,120
	Lloyds Banking Group plc	5.087%	11/26/28	7,305	7,358
	Lloyds Banking Group plc	5.871%	3/6/29	32,089	33,055
	Lloyds Banking Group plc	5.721%	6/5/30	23,871	24,569
	Loews Corp.	3.750%	4/1/26	6,718	6,673
	LPL Holdings Inc.	5.700%	5/20/27	6,681	6,797
	LPL Holdings Inc.	6.750%	11/17/28	11,685	12,361
	M&T Bank Corp.	4.553%	8/16/28	9,988	9,964
[1]	M&T Bank Corp.	4.833%	1/16/29	2,865	2,867
	M&T Bank Corp.	7.413%	10/30/29	17,481	18,916
	Main Street Capital Corp.	3.000%	7/14/26	8,591	8,335
	Main Street Capital Corp.	6.500%	6/4/27	7,140	7,302
	Main Street Capital Corp.	6.950%	3/1/29	5,746	6,030
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	8,090	7,832
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	14,202	14,246

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manulife Financial Corp.	4.150%	3/4/26	16,126	16,075
	Manulife Financial Corp.	2.484%	5/19/27	8,075	7,739
[1]	Manulife Financial Corp.	4.061%	2/24/32	1,706	1,671
	Marex Group plc	6.404%	11/4/29	9,750	9,983
	Markel Group Inc.	3.500%	11/1/27	5,552	5,421
	Markel Group Inc.	3.350%	9/17/29	4,520	4,273
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	11,052	10,975
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	11,965	11,979
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	25,013	24,844
	Mastercard Inc.	2.950%	11/21/26	16,520	16,192
	Mastercard Inc.	3.300%	3/26/27	1,266	1,242
	Mastercard Inc.	4.100%	1/15/28	12,777	12,735
	Mastercard Inc.	4.875%	3/9/28	24,774	25,177
	Mastercard Inc.	4.550%	3/15/28	3,429	3,458
	Mastercard Inc.	2.950%	6/1/29	14,079	13,299
	Mercury General Corp.	4.400%	3/15/27	5,410	5,306
	MetLife Inc.	3.000%	3/1/25	1	1
	MGIC Investment Corp.	5.250%	8/15/28	8,850	8,746
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,829	32,628
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,336	6,180
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	12,303	12,130
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	48,766	46,822
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,288	15,885
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	6,638	6,337
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	36,109	34,655
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,362	15,137
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	10,126	10,013
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	17,415	17,557
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	12,626	12,441
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	12,359	12,582
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	25,593	26,168
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	17,081	16,582
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	8,802	8,951
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	31,569	29,718
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	26,419	26,941
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	17,197	17,463
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	7,272	7,485
	Mizuho Financial Group Inc.	2.651%	5/22/26	3,907	3,889
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	12,162	12,094
	Mizuho Financial Group Inc.	2.839%	9/13/26	12,683	12,394
	Mizuho Financial Group Inc.	3.663%	2/28/27	133	131
	Mizuho Financial Group Inc.	1.234%	5/22/27	31,124	29,898
	Mizuho Financial Group Inc.	1.554%	7/9/27	5,734	5,506
	Mizuho Financial Group Inc.	4.018%	3/5/28	32,215	31,721
	Mizuho Financial Group Inc.	5.414%	9/13/28	17,517	17,848
	Mizuho Financial Group Inc.	5.667%	5/27/29	9,838	10,116
	Mizuho Financial Group Inc.	5.778%	7/6/29	28,890	29,808
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	22,018	21,691
	Mizuho Financial Group Inc.	3.261%	5/22/30	12,092	11,389
	Mizuho Financial Group Inc.	5.376%	5/26/30	3,945	4,025
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	12,745	11,915
	Mizuho Financial Group Inc.	5.098%	5/13/31	4,430	4,483
[1]	Morgan Stanley	3.125%	7/27/26	63,292	62,124
[1]	Morgan Stanley	6.250%	8/9/26	2,217	2,271
[1]	Morgan Stanley	4.350%	9/8/26	51,543	51,357
	Morgan Stanley	3.625%	1/20/27	48,144	47,525
	Morgan Stanley	3.950%	4/23/27	32,717	32,279
	Morgan Stanley	1.593%	5/4/27	66,122	63,844
[1]	Morgan Stanley	1.512%	7/20/27	39,812	38,149
	Morgan Stanley	2.475%	1/21/28	20,185	19,406
[1]	Morgan Stanley	5.652%	4/13/28	37,142	37,886
	Morgan Stanley	4.210%	4/20/28	28,843	28,566
[1]	Morgan Stanley	3.591%	7/22/28	21,619	21,014
	Morgan Stanley	6.296%	10/18/28	18,058	18,765
[1]	Morgan Stanley	3.772%	1/24/29	40,336	39,355
	Morgan Stanley	5.123%	2/1/29	50,597	51,260
[1]	Morgan Stanley	5.164%	4/20/29	48,868	49,489
	Morgan Stanley	5.449%	7/20/29	25,636	26,227
	Morgan Stanley	6.407%	11/1/29	33,834	35,684
	Morgan Stanley	5.173%	1/16/30	49,433	50,100

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Morgan Stanley	4.431%	1/23/30	42,509	41,946
	Morgan Stanley	5.656%	4/18/30	49,613	51,061
	Morgan Stanley	5.042%	7/19/30	51,420	51,818
	Morgan Stanley	4.654%	10/18/30	63,730	63,169
	Morgan Stanley	5.230%	1/15/31	50,000	50,783
[1]	Morgan Stanley	2.699%	1/22/31	52,467	47,491
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	33,076	33,817
	Morgan Stanley Bank NA	4.447%	10/15/27	42,582	42,472
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	12,733	12,814
[1]	Morgan Stanley Bank NA	5.504%	5/26/28	48,488	49,307
[1]	Morgan Stanley Bank NA	4.968%	7/14/28	29,464	29,690
	Morgan Stanley Bank NA	5.016%	1/12/29	19,640	19,823
	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	8,050	8,187
	Nasdaq Inc.	3.850%	6/30/26	7,846	7,785
	Nasdaq Inc.	5.350%	6/28/28	16,993	17,382
[1]	National Australia Bank Ltd.	2.500%	7/12/26	14,717	14,372
	National Australia Bank Ltd.	3.905%	6/9/27	14,526	14,400
	National Australia Bank Ltd.	5.087%	6/11/27	6,397	6,499
	National Australia Bank Ltd.	4.944%	1/12/28	17,150	17,429
	National Australia Bank Ltd.	4.900%	6/13/28	20,945	21,289
	National Australia Bank Ltd.	4.787%	1/10/29	20,258	20,553
	National Australia Bank Ltd.	4.901%	1/14/30	18,414	18,761
	National Bank of Canada	5.600%	12/18/28	22,335	23,054
	National Bank of Canada	4.500%	10/10/29	17,813	17,567
	NatWest Group plc	4.800%	4/5/26	36,670	36,781
	NatWest Group plc	7.472%	11/10/26	29,258	29,806
	NatWest Group plc	5.847%	3/2/27	15,258	15,442
	NatWest Group plc	1.642%	6/14/27	35,857	34,506
	NatWest Group plc	5.583%	3/1/28	2,251	2,288
[1]	NatWest Group plc	3.073%	5/22/28	8,164	7,879
	NatWest Group plc	5.516%	9/30/28	21,416	21,795
[1]	NatWest Group plc	4.892%	5/18/29	37,753	37,831
	NatWest Group plc	5.808%	9/13/29	6,837	7,051
[1]	NatWest Group plc	5.076%	1/27/30	25,845	26,041
[1]	NatWest Group plc	4.445%	5/8/30	20,235	19,865
	NatWest Group plc	4.964%	8/15/30	18,321	18,340
	NatWest Group plc	6.475%	6/1/34	15,203	15,827
	New Mountain Finance Corp.	6.875%	2/1/29	5,210	5,353
	Nomura Holdings Inc.	1.653%	7/14/26	21,201	20,374
	Nomura Holdings Inc.	2.329%	1/22/27	26,445	25,312
	Nomura Holdings Inc.	5.594%	7/2/27	12,879	13,113
	Nomura Holdings Inc.	5.386%	7/6/27	2,007	2,035
	Nomura Holdings Inc.	6.070%	7/12/28	11,648	12,100
	Nomura Holdings Inc.	2.172%	7/14/28	17,621	16,194
	Nomura Holdings Inc.	2.710%	1/22/29	1,418	1,311
	Nomura Holdings Inc.	5.605%	7/6/29	4,870	5,007
	Nomura Holdings Inc.	3.103%	1/16/30	34,845	32,136
[3]	North Haven Private Income Fund LLC	5.750%	2/1/30	4,250	4,215
	Northern Trust Corp.	4.000%	5/10/27	14,252	14,153
	Northern Trust Corp.	3.650%	8/3/28	15,641	15,273
	Northern Trust Corp.	3.150%	5/3/29	6,239	5,934
[1]	Northern Trust Corp.	3.375%	5/8/32	4,531	4,377
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/30	1,875	1,927
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,818	5,531
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	4,929	5,128
	Oaktree Specialty Lending Corp.	6.340%	2/27/30	4,800	4,824
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/28	6,873	7,488
	Oaktree Strategic Credit Fund	6.500%	7/23/29	6,355	6,538
	Old Republic International Corp.	3.875%	8/26/26	10,588	10,465
	ORIX Corp.	3.700%	7/18/27	2,390	2,343
	ORIX Corp.	5.000%	9/13/27	10,500	10,611
	ORIX Corp.	4.650%	9/10/29	9,372	9,358
	PartnerRe Finance B LLC	3.700%	7/2/29	7,896	7,606
	PayPal Holdings Inc.	2.650%	10/1/26	27,100	26,392
	PayPal Holdings Inc.	2.850%	10/1/29	24,420	22,705
[1]	PNC Bank NA	3.100%	10/25/27	2,550	2,466
[1]	PNC Bank NA	3.250%	1/22/28	289	280
[1]	PNC Bank NA	4.050%	7/26/28	27,271	26,694
[1]	PNC Bank NA	2.700%	10/22/29	12,310	11,253
	PNC Financial Services Group Inc.	2.600%	7/23/26	18,715	18,255

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	1.150%	8/13/26	12,615	12,048
	PNC Financial Services Group Inc.	3.150%	5/19/27	452	439
	PNC Financial Services Group Inc.	5.102%	7/23/27	10,701	10,778
	PNC Financial Services Group Inc.	6.615%	10/20/27	23,143	23,877
	PNC Financial Services Group Inc.	5.300%	1/21/28	24,421	24,743
	PNC Financial Services Group Inc.	5.354%	12/2/28	17,121	17,438
	PNC Financial Services Group Inc.	3.450%	4/23/29	28,938	27,699
	PNC Financial Services Group Inc.	5.582%	6/12/29	48,770	50,109
	PNC Financial Services Group Inc.	2.550%	1/22/30	25,825	23,366
	PNC Financial Services Group Inc.	5.492%	5/14/30	42,169	43,297
	PNC Financial Services Group Inc.	5.222%	1/29/31	21,900	22,269
	Principal Financial Group Inc.	3.100%	11/15/26	9,674	9,454
	Principal Financial Group Inc.	3.700%	5/15/29	8,875	8,547
	Progressive Corp.	2.450%	1/15/27	16,049	15,516
	Progressive Corp.	2.500%	3/15/27	8,298	8,013
	Progressive Corp.	4.000%	3/1/29	13,709	13,469
[1]	Prudential Financial Inc.	1.500%	3/10/26	7,968	7,735
[1]	Prudential Financial Inc.	5.375%	5/15/45	5,311	5,295
[1]	Prudential Financial Inc.	4.500%	9/15/47	19,702	19,172
[1]	Prudential Financial Inc.	5.700%	9/15/48	184	184
	Radian Group Inc.	4.875%	3/15/27	965	962
	Radian Group Inc.	6.200%	5/15/29	10,685	11,039
	Regions Financial Corp.	1.800%	8/12/28	11,093	10,078
	Regions Financial Corp.	5.722%	6/6/30	12,685	13,007
	Reinsurance Group of America Inc.	3.950%	9/15/26	7,147	7,086
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,502	8,223
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,582	3,496
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	22,126	21,075
	Royal Bank of Canada	1.200%	4/27/26	43,169	41,656
[1]	Royal Bank of Canada	1.150%	7/14/26	25,485	24,444
[1]	Royal Bank of Canada	1.400%	11/2/26	10,219	9,740
[1]	Royal Bank of Canada	4.875%	1/19/27	6,333	6,388
[1]	Royal Bank of Canada	2.050%	1/21/27	9,092	8,721
	Royal Bank of Canada	3.625%	5/4/27	12,278	12,077
[1]	Royal Bank of Canada	5.069%	7/23/27	17,637	17,767
[1]	Royal Bank of Canada	4.240%	8/3/27	32,252	32,102
[1]	Royal Bank of Canada	4.510%	10/18/27	9,685	9,679
[1]	Royal Bank of Canada	6.000%	11/1/27	9,191	9,533
[1]	Royal Bank of Canada	4.900%	1/12/28	16,653	16,841
[1]	Royal Bank of Canada	5.200%	8/1/28	7,352	7,504
[1]	Royal Bank of Canada	4.522%	10/18/28	9,885	9,854
[1]	Royal Bank of Canada	4.965%	1/24/29	18,600	18,781
[1]	Royal Bank of Canada	4.950%	2/1/29	20,277	20,533
[1]	Royal Bank of Canada	4.969%	8/2/30	34,188	34,376
[1]	Royal Bank of Canada	4.650%	10/18/30	21,540	21,378
[1]	Royal Bank of Canada	5.153%	2/4/31	40,000	40,554
	Santander Holdings USA Inc.	3.244%	10/5/26	27,460	26,792
	Santander Holdings USA Inc.	4.400%	7/13/27	28,257	27,994
	Santander Holdings USA Inc.	2.490%	1/6/28	11,418	10,919
	Santander Holdings USA Inc.	6.499%	3/9/29	18,214	18,925
	Santander Holdings USA Inc.	6.174%	1/9/30	13,859	14,342
	Santander Holdings USA Inc.	5.353%	9/6/30	17,450	17,545
	Santander UK Group Holdings plc	6.833%	11/21/26	12,646	12,823
	Santander UK Group Holdings plc	1.673%	6/14/27	19,972	19,178
	Santander UK Group Holdings plc	2.469%	1/11/28	24,147	23,098
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	17,181	16,704
	Santander UK Group Holdings plc	6.534%	1/10/29	24,373	25,383
	Santander UK Group Holdings plc	4.858%	9/11/30	8,815	8,715
	SiriusPoint Ltd.	7.000%	4/5/29	4,002	4,175
	Sixth Street Lending Partners	6.500%	3/11/29	14,108	14,568
	Sixth Street Lending Partners	5.750%	1/15/30	9,750	9,721
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	1,108	1,073
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	6,976	7,306
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	8,352	8,540
	State Street Bank & Trust Co.	4.782%	11/23/29	14,950	15,095
	State Street Corp.	2.650%	5/19/26	10,039	9,859
	State Street Corp.	5.272%	8/3/26	18,354	18,574
	State Street Corp.	4.993%	3/18/27	19,588	19,802
	State Street Corp.	2.203%	2/7/28	21,277	20,358
	State Street Corp.	4.536%	2/28/28	19,875	19,940

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	5.820%	11/4/28	8,053	8,322
	State Street Corp.	4.530%	2/20/29	17,723	17,715
	State Street Corp.	5.684%	11/21/29	20,890	21,664
	State Street Corp.	2.400%	1/24/30	13,380	12,171
	State Street Corp.	4.729%	2/28/30	15,800	15,864
[1]	State Street Corp.	3.031%	11/1/34	9,575	8,765
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,257	12,181
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,107	10,294
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	28,859	28,154
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	48,189	46,007
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	34,051	33,283
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	28,521	28,028
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	9,593	9,200
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	13,097	12,789
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	253	246
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	40,208	41,264
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	17,951	18,613
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	5,713	5,610
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	9,216	9,537
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	48,653	44,370
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	20,560	20,993
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	33,375	31,131
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,665	9,084
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	593	544
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	8,658	9,004
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	24,280	22,158
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	11,250	11,476
	Synchrony Bank	5.625%	8/23/27	9,650	9,781
	Synchrony Financial	3.700%	8/4/26	12,508	12,292
	Synchrony Financial	3.950%	12/1/27	16,383	15,973
	Synchrony Financial	5.150%	3/19/29	10,658	10,620
	Synovus Bank	5.625%	2/15/28	8,669	8,759
	Synovus Financial Corp.	6.168%	11/1/30	14,918	15,215
[1]	Toronto-Dominion Bank	1.200%	6/3/26	29,533	28,384
[1]	Toronto-Dominion Bank	5.532%	7/17/26	15,855	16,080
[1]	Toronto-Dominion Bank	1.250%	9/10/26	39,019	37,193
[1]	Toronto-Dominion Bank	1.950%	1/12/27	16,357	15,617
[1]	Toronto-Dominion Bank	2.800%	3/10/27	29,047	28,087
[1]	Toronto-Dominion Bank	4.980%	4/5/27	7,273	7,340
	Toronto-Dominion Bank	4.108%	6/8/27	11,453	11,354
[1]	Toronto-Dominion Bank	4.693%	9/15/27	37,905	38,137
	Toronto-Dominion Bank	5.156%	1/10/28	11,567	11,761
	Toronto-Dominion Bank	4.861%	1/31/28	27,920	28,133
[1]	Toronto-Dominion Bank	5.523%	7/17/28	8,913	9,155
[1]	Toronto-Dominion Bank	4.994%	4/5/29	17,560	17,731
	Toronto-Dominion Bank	4.783%	12/17/29	8,496	8,511
[1]	Toronto-Dominion Bank	3.625%	9/15/31	25,741	25,150
	Toronto-Dominion Bank	5.146%	9/10/34	16,134	15,925
	Trinity Acquisition plc	4.400%	3/15/26	6,386	6,364
[1]	Truist Bank	3.300%	5/15/26	12,297	12,110
[1]	Truist Bank	3.800%	10/30/26	13,715	13,559
[1]	Truist Financial Corp.	1.267%	3/2/27	4,775	4,620
[1]	Truist Financial Corp.	6.047%	6/8/27	28,994	29,496
[1]	Truist Financial Corp.	1.125%	8/3/27	4,118	3,802
[1]	Truist Financial Corp.	4.123%	6/6/28	17,748	17,580
[1]	Truist Financial Corp.	4.873%	1/26/29	30,284	30,407
[1]	Truist Financial Corp.	3.875%	3/19/29	9,718	9,386
[1]	Truist Financial Corp.	1.887%	6/7/29	13,776	12,580
[1]	Truist Financial Corp.	7.161%	10/30/29	19,340	20,825
[1]	Truist Financial Corp.	5.435%	1/24/30	24,775	25,264
	UBS AG	1.250%	6/1/26	1,800	1,732
	UBS AG	1.250%	8/7/26	17,824	17,049
	UBS AG	5.000%	7/9/27	28,541	28,861
	UBS AG	4.864%	1/10/28	10,700	10,746
	UBS AG	7.500%	2/15/28	47,732	51,570
	UBS AG	5.650%	9/11/28	31,302	32,372
	UBS Group AG	4.550%	4/17/26	32,573	32,597
[1]	US Bancorp	3.100%	4/27/26	23,312	22,938
[1]	US Bancorp	2.375%	7/22/26	28,115	27,367
[1]	US Bancorp	3.150%	4/27/27	17,563	17,104

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	6.787%	10/26/27	6,633	6,856
[1]	US Bancorp	2.215%	1/27/28	12,809	12,249
[1]	US Bancorp	3.900%	4/26/28	19,048	18,687
[1]	US Bancorp	4.548%	7/22/28	28,171	28,091
	US Bancorp	4.653%	2/1/29	31,700	31,669
	US Bancorp	5.775%	6/12/29	35,775	36,887
	US Bancorp	5.384%	1/23/30	28,742	29,319
	US Bancorp	5.100%	7/23/30	33,769	34,126
	US Bancorp	5.046%	2/12/31	9,540	9,609
	US Bank NA	4.507%	10/22/27	19,874	19,844
	Visa Inc.	1.900%	4/15/27	30,946	29,532
	Visa Inc.	0.750%	8/15/27	8,388	7,736
	Visa Inc.	2.750%	9/15/27	6,047	5,830
	Voya Financial Inc.	3.650%	6/15/26	11,605	11,457
[1]	Voya Financial Inc.	4.700%	1/23/48	2,455	2,334
	Wachovia Corp.	7.574%	8/1/26	6	6
	Webster Financial Corp.	4.100%	3/25/29	4,960	4,772
	Wells Fargo & Co.	3.000%	4/22/26	51,398	50,576
[1]	Wells Fargo & Co.	4.100%	6/3/26	23,122	22,975
	Wells Fargo & Co.	3.000%	10/23/26	68,458	66,829
[1]	Wells Fargo & Co.	3.196%	6/17/27	29,525	29,008
[1]	Wells Fargo & Co.	4.300%	7/22/27	52,912	52,596
[1]	Wells Fargo & Co.	4.900%	1/24/28	35,000	35,180
[1]	Wells Fargo & Co.	3.526%	3/24/28	59,785	58,452
[1]	Wells Fargo & Co.	5.707%	4/22/28	66,903	68,225
[1]	Wells Fargo & Co.	3.584%	5/22/28	53,932	52,637
[1]	Wells Fargo & Co.	2.393%	6/2/28	38,965	37,086
[1]	Wells Fargo & Co.	4.808%	7/25/28	43,213	43,304
[1]	Wells Fargo & Co.	4.150%	1/24/29	46,873	46,094
[1]	Wells Fargo & Co.	5.574%	7/25/29	75,183	77,022
	Wells Fargo & Co.	6.303%	10/23/29	24,411	25,645
	Wells Fargo & Co.	5.198%	1/23/30	41,586	42,143
[1]	Wells Fargo & Co.	2.879%	10/30/30	53,663	49,298
	Wells Fargo & Co.	5.244%	1/24/31	57,115	57,973
[1]	Wells Fargo & Co.	2.572%	2/11/31	49,800	44,794
[1]	Wells Fargo Bank NA	5.450%	8/7/26	49,614	50,329
	Wells Fargo Bank NA	5.254%	12/11/26	33,179	33,653
	Western Union Co.	1.350%	3/15/26	3,154	3,042
	Westpac Banking Corp.	5.200%	4/16/26	16,393	16,560
	Westpac Banking Corp.	1.150%	6/3/26	26,064	25,091
	Westpac Banking Corp.	2.700%	8/19/26	21,250	20,796
[1]	Westpac Banking Corp.	4.600%	10/20/26	11,118	11,183
	Westpac Banking Corp.	3.350%	3/8/27	14,947	14,679
	Westpac Banking Corp.	5.457%	11/18/27	24,511	25,217
	Westpac Banking Corp.	5.535%	11/17/28	27,155	28,209
	Westpac Banking Corp.	1.953%	11/20/28	4,297	3,943
	Westpac Banking Corp.	5.050%	4/16/29	14,864	15,224
[1]	Westpac Banking Corp.	4.322%	11/23/31	29,308	29,050
	Westpac Banking Corp.	4.110%	7/24/34	20,293	19,468
	Willis North America Inc.	4.650%	6/15/27	16,601	16,621
	Willis North America Inc.	4.500%	9/15/28	8,592	8,537
	Willis North America Inc.	2.950%	9/15/29	13,275	12,267
	Wintrust Financial Corp.	4.850%	6/6/29	4,888	4,743
	Zions Bancorp NA	3.250%	10/29/29	8,258	7,462
					17,238,569
Health Care (8.6%)
[4]	Abbott Laboratories	3.750%	11/30/26	28,147	27,934
	Abbott Laboratories	1.150%	1/30/28	9,220	8,484
	AbbVie Inc.	3.800%	3/15/25	13,990	13,983
	AbbVie Inc.	3.200%	5/14/26	28,481	28,093
	AbbVie Inc.	2.950%	11/21/26	69,743	68,154
	AbbVie Inc.	4.800%	3/15/27	46,851	47,224
	AbbVie Inc.	4.650%	3/15/28	19,740	19,861
	AbbVie Inc.	4.250%	11/14/28	6,654	6,620
	AbbVie Inc.	4.800%	3/15/29	38,174	38,578
	AbbVie Inc.	3.200%	11/21/29	90,559	85,278
	AbbVie Inc.	4.875%	3/15/30	15,900	16,094
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,452	6,324
	Agilent Technologies Inc.	3.050%	9/22/26	436	426

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Agilent Technologies Inc.	2.750%	9/15/29	11,210	10,333
	Amgen Inc.	5.507%	3/2/26	15,175	15,179
	Amgen Inc.	2.600%	8/19/26	31,868	31,045
	Amgen Inc.	2.200%	2/21/27	14,708	14,081
	Amgen Inc.	3.200%	11/2/27	7,571	7,327
	Amgen Inc.	5.150%	3/2/28	74,817	76,030
	Amgen Inc.	1.650%	8/15/28	25,163	22,907
	Amgen Inc.	3.000%	2/22/29	13,573	12,814
	Amgen Inc.	4.050%	8/18/29	20,860	20,331
	Amgen Inc.	2.450%	2/21/30	5,335	4,807
	Amgen Inc.	5.250%	3/2/30	9,760	9,979
[1]	Ascension Health	2.532%	11/15/29	14,700	13,478
	AstraZeneca Finance LLC	1.200%	5/28/26	29,339	28,281
	AstraZeneca Finance LLC	4.800%	2/26/27	150	151
	AstraZeneca Finance LLC	4.875%	3/3/28	22,648	22,988
	AstraZeneca Finance LLC	1.750%	5/28/28	19,407	17,884
	AstraZeneca Finance LLC	4.850%	2/26/29	27,519	27,887
	AstraZeneca plc	3.125%	6/12/27	14,357	14,008
	AstraZeneca plc	4.000%	1/17/29	4,399	4,335
	AstraZeneca plc	1.375%	8/6/30	10,000	8,480
	Baxalta Inc.	4.000%	6/23/25	15,739	15,695
	Baxter International Inc.	2.600%	8/15/26	13,408	13,034
	Baxter International Inc.	1.915%	2/1/27	28,131	26,759
	Baxter International Inc.	2.272%	12/1/28	23,358	21,425
	Becton Dickinson & Co.	3.700%	6/6/27	35,069	34,430
	Becton Dickinson & Co.	4.693%	2/13/28	17,976	18,053
	Becton Dickinson & Co.	4.874%	2/8/29	5,105	5,135
	Becton Dickinson & Co.	5.081%	6/7/29	2,064	2,095
	Becton Dickinson & Co.	2.823%	5/20/30	6,000	5,463
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	6,461	6,283
	Bristol-Myers Squibb Co.	3.200%	6/15/26	32,917	32,477
	Bristol-Myers Squibb Co.	4.900%	2/22/27	2,557	2,586
	Bristol-Myers Squibb Co.	3.250%	2/27/27	11,862	11,637
	Bristol-Myers Squibb Co.	1.125%	11/13/27	3,748	3,453
	Bristol-Myers Squibb Co.	3.450%	11/15/27	12,955	12,692
	Bristol-Myers Squibb Co.	3.900%	2/20/28	29,369	29,044
	Bristol-Myers Squibb Co.	4.900%	2/22/29	25,371	25,749
	Bristol-Myers Squibb Co.	3.400%	7/26/29	40,538	38,748
	Cardinal Health Inc.	4.700%	11/15/26	7,029	7,050
	Cardinal Health Inc.	3.410%	6/15/27	25,193	24,566
	Cardinal Health Inc.	5.125%	2/15/29	12,750	12,918
	Cardinal Health Inc.	5.000%	11/15/29	8,720	8,782
	Cencora Inc.	3.450%	12/15/27	16,030	15,549
	Cencora Inc.	4.625%	12/15/27	4,201	4,208
	Cencora Inc.	4.850%	12/15/29	10,975	11,026
	Centene Corp.	4.250%	12/15/27	37,845	36,848
	Centene Corp.	2.450%	7/15/28	42,462	38,732
	Centene Corp.	4.625%	12/15/29	55,268	53,041
	Centene Corp.	3.375%	2/15/30	26,200	23,702
[1]	CHRISTUS Health	4.341%	7/1/28	930	920
[1]	Cigna Group	3.250%	4/15/25	12,335	12,308
	Cigna Group	1.250%	3/15/26	2,548	2,463
	Cigna Group	5.685%	3/15/26	12,000	12,001
[1]	Cigna Group	3.400%	3/1/27	27,065	26,504
	Cigna Group	4.375%	10/15/28	65,869	65,356
	Cigna Group	5.000%	5/15/29	17,200	17,406
	CommonSpirit Health	6.073%	11/1/27	7,487	7,744
	CommonSpirit Health	3.347%	10/1/29	17,253	16,246
	CVS Health Corp.	2.875%	6/1/26	29,278	28,635
	CVS Health Corp.	3.000%	8/15/26	14,390	14,068
	CVS Health Corp.	3.625%	4/1/27	395	387
	CVS Health Corp.	6.250%	6/1/27	7,050	7,274
	CVS Health Corp.	1.300%	8/21/27	41,146	37,812
	CVS Health Corp.	4.300%	3/25/28	94,884	93,449
	CVS Health Corp.	5.000%	1/30/29	7,344	7,374
	CVS Health Corp.	5.400%	6/1/29	8,130	8,276
	CVS Health Corp.	3.250%	8/15/29	34,520	32,200
	CVS Health Corp.	5.125%	2/21/30	19,515	19,593
	DH Europe Finance II Sarl	2.600%	11/15/29	13,800	12,667
	Edwards Lifesciences Corp.	4.300%	6/15/28	12,605	12,475

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Elevance Health Inc.	1.500%	3/15/26	20,424	19,804
Elevance Health Inc.	4.500%	10/30/26	5,230	5,236
Elevance Health Inc.	3.650%	12/1/27	28,280	27,688
Elevance Health Inc.	4.101%	3/1/28	18,275	18,043
Elevance Health Inc.	5.150%	6/15/29	10,296	10,489
Elevance Health Inc.	2.875%	9/15/29	17,640	16,342
Eli Lilly & Co.	4.500%	2/9/27	21,285	21,406
Eli Lilly & Co.	3.100%	5/15/27	8,074	7,889
Eli Lilly & Co.	4.150%	8/14/27	13,215	13,210
Eli Lilly & Co.	4.550%	2/12/28	15,100	15,219
Eli Lilly & Co.	4.500%	2/9/29	21,637	21,773
Eli Lilly & Co.	3.375%	3/15/29	15,144	14,611
Eli Lilly & Co.	4.200%	8/14/29	23,460	23,286
Eli Lilly & Co.	4.750%	2/12/30	10,000	10,131
GE HealthCare Technologies Inc.	5.650%	11/15/27	32,915	33,783
GE HealthCare Technologies Inc.	4.800%	8/14/29	15,151	15,181
Gilead Sciences Inc.	3.650%	3/1/26	38,640	38,339
Gilead Sciences Inc.	2.950%	3/1/27	26,056	25,340
Gilead Sciences Inc.	1.200%	10/1/27	12,880	11,861
Gilead Sciences Inc.	4.800%	11/15/29	11,775	11,868
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	29,747	29,320
GlaxoSmithKline Capital plc	3.375%	6/1/29	14,165	13,585
HCA Inc.	5.250%	6/15/26	17,418	17,488
HCA Inc.	5.375%	9/1/26	22,002	22,134
HCA Inc.	4.500%	2/15/27	28,327	28,213
HCA Inc.	3.125%	3/15/27	14,945	14,492
HCA Inc.	5.000%	3/1/28	6,100	6,150
HCA Inc.	5.200%	6/1/28	5,427	5,488
HCA Inc.	5.625%	9/1/28	24,046	24,558
HCA Inc.	5.875%	2/1/29	11,760	12,122
HCA Inc.	3.375%	3/15/29	13,653	12,883
HCA Inc.	4.125%	6/15/29	41,692	40,449
HCA Inc.	5.250%	3/1/30	7,000	7,082
Humana Inc.	1.350%	2/3/27	15,287	14,357
Humana Inc.	3.950%	3/15/27	9,061	8,932
Humana Inc.	5.750%	3/1/28	9,780	10,046
Humana Inc.	5.750%	12/1/28	11,778	12,137
Humana Inc.	3.700%	3/23/29	13,704	13,112
Humana Inc.	3.125%	8/15/29	10,708	9,961
Icon Investments Six DAC	5.809%	5/8/27	12,815	13,087
Icon Investments Six DAC	5.849%	5/8/29	2,957	3,048
Illumina Inc.	4.650%	9/9/26	8,600	8,596
Illumina Inc.	5.750%	12/13/27	8,218	8,421
IQVIA Inc.	5.700%	5/15/28	12,143	12,429
IQVIA Inc.	6.250%	2/1/29	17,553	18,342
Johnson & Johnson	2.450%	3/1/26	38,508	37,859
Johnson & Johnson	4.500%	3/1/27	11,884	11,947
Johnson & Johnson	2.950%	3/3/27	20,549	20,077
Johnson & Johnson	2.900%	1/15/28	24,771	23,956
Johnson & Johnson	4.550%	3/1/28	10,950	11,041
Johnson & Johnson	4.800%	6/1/29	26,483	27,020
Johnson & Johnson	6.950%	9/1/29	300	334
Johnson & Johnson	4.700%	3/1/30	5,729	5,813
Kaiser Foundation Hospitals	3.150%	5/1/27	1,799	1,753
Laboratory Corp. of America Holdings	1.550%	6/1/26	13,986	13,486
Laboratory Corp. of America Holdings	2.950%	12/1/29	10,660	9,826
McKesson Corp.	1.300%	8/15/26	8,676	8,303
McKesson Corp.	3.950%	2/16/28	5,883	5,811
McKesson Corp.	4.900%	7/15/28	7,906	8,017
McKesson Corp.	4.250%	9/15/29	7,975	7,878
Medtronic Global Holdings SCA	4.250%	3/30/28	18,934	18,882
Merck & Co. Inc.	1.700%	6/10/27	24,288	22,985
Merck & Co. Inc.	4.050%	5/17/28	8,588	8,562
Merck & Co. Inc.	1.900%	12/10/28	15,893	14,546
Merck & Co. Inc.	3.400%	3/7/29	34,783	33,537
Merck Sharp & Dohme Corp.	5.950%	12/1/28	1,900	2,004
Mylan Inc.	4.550%	4/15/28	12,927	12,747
Novartis Capital Corp.	2.000%	2/14/27	7,363	7,066
Novartis Capital Corp.	3.100%	5/17/27	21,584	21,088
Novartis Capital Corp.	3.800%	9/18/29	16,605	16,227

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	2.750%	6/3/26	31,545	30,981
	Pfizer Inc.	3.000%	12/15/26	32,221	31,522
	Pfizer Inc.	3.600%	9/15/28	305	299
	Pfizer Inc.	3.450%	3/15/29	23,445	22,622
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	33,647	33,683
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	69,275	69,371
	Pharmacia LLC	6.600%	12/1/28	8,347	8,939
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	984	957
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,213	5,664
	Quest Diagnostics Inc.	3.450%	6/1/26	13,596	13,425
	Quest Diagnostics Inc.	4.600%	12/15/27	2,431	2,438
	Quest Diagnostics Inc.	4.200%	6/30/29	7,135	7,019
	Quest Diagnostics Inc.	4.625%	12/15/29	9,525	9,481
	Revvity Inc.	1.900%	9/15/28	8,100	7,380
	Revvity Inc.	3.300%	9/15/29	10,909	10,229
	Royalty Pharma plc	1.750%	9/2/27	20,597	19,184
	Royalty Pharma plc	5.150%	9/2/29	4,730	4,774
	Sanofi SA	3.625%	6/19/28	16,634	16,287
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	5,100	5,012
	Smith & Nephew plc	5.150%	3/20/27	5,770	5,823
	Solventum Corp.	5.450%	2/25/27	17,380	17,653
	Solventum Corp.	5.400%	3/1/29	23,355	23,834
[1]	SSM Health Care Corp.	3.823%	6/1/27	3,024	2,979
	SSM Health Care Corp.	4.894%	6/1/28	1,715	1,730
	Stryker Corp.	3.500%	3/15/26	12,335	12,211
	Stryker Corp.	4.550%	2/10/27	12,200	12,225
	Stryker Corp.	4.700%	2/10/28	11,600	11,669
	Stryker Corp.	3.650%	3/7/28	12,685	12,374
	Stryker Corp.	4.850%	12/8/28	10,151	10,267
	Stryker Corp.	4.250%	9/11/29	9,830	9,684
	Stryker Corp.	4.850%	2/10/30	9,500	9,564
[1]	Sutter Health	3.695%	8/15/28	6,058	5,891
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	24,868	25,162
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	8,010	8,083
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	16,600	16,771
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	16,426	16,605
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	17,717	16,158
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	5,697	5,814
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	17,530	16,156
	UnitedHealth Group Inc.	3.100%	3/15/26	18,368	18,119
	UnitedHealth Group Inc.	1.150%	5/15/26	20,555	19,787
	UnitedHealth Group Inc.	4.750%	7/15/26	12,306	12,379
	UnitedHealth Group Inc.	3.450%	1/15/27	17,846	17,557
	UnitedHealth Group Inc.	3.375%	4/15/27	3,692	3,619
	UnitedHealth Group Inc.	4.600%	4/15/27	8,368	8,407
	UnitedHealth Group Inc.	3.700%	5/15/27	4,674	4,604
	UnitedHealth Group Inc.	2.950%	10/15/27	5,183	4,993
	UnitedHealth Group Inc.	5.250%	2/15/28	17,617	18,034
	UnitedHealth Group Inc.	3.850%	6/15/28	18,329	17,993
	UnitedHealth Group Inc.	3.875%	12/15/28	12,896	12,616
	UnitedHealth Group Inc.	4.250%	1/15/29	16,246	16,065
	UnitedHealth Group Inc.	4.700%	4/15/29	9,495	9,557
	UnitedHealth Group Inc.	4.000%	5/15/29	17,548	17,191
	UnitedHealth Group Inc.	2.875%	8/15/29	17,070	15,947
	UnitedHealth Group Inc.	4.800%	1/15/30	19,550	19,676
	Universal Health Services Inc.	1.650%	9/1/26	11,255	10,749
	Universal Health Services Inc.	4.625%	10/15/29	8,215	8,021
	Utah Acquisition Sub Inc.	3.950%	6/15/26	18,978	18,764
	Viatris Inc.	2.300%	6/22/27	12,920	12,184
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	13,280	13,558
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	4,500	4,550
	Zoetis Inc.	3.000%	9/12/27	2,835	2,736
	Zoetis Inc.	3.900%	8/20/28	12,689	12,436
					3,623,874
Industrials (6.5%)
[1]	3M Co.	2.250%	9/19/26	1,411	1,365
	3M Co.	2.875%	10/15/27	15,378	14,802
[1]	3M Co.	3.625%	9/14/28	7,658	7,477
[1]	3M Co.	3.375%	3/1/29	6,337	6,081

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	3M Co.	2.375%	8/26/29	25,095	22,885
	AGCO Corp.	5.450%	3/21/27	6,465	6,554
	Allegion plc	3.500%	10/1/29	6,780	6,435
	Allegion US Holding Co. Inc.	3.550%	10/1/27	2,123	2,065
[1]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	5,852	5,733
[1]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	902	876
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	6,869	6,683
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,920	1,864
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	2,634	2,520
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,160	3,938
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	3,037	2,927
	Amphenol Corp.	4.750%	3/30/26	2	2
	Amphenol Corp.	5.050%	4/5/27	15,951	16,147
	Amphenol Corp.	5.050%	4/5/29	7,285	7,425
	Amphenol Corp.	4.350%	6/1/29	9,570	9,493
	Boeing Co.	3.100%	5/1/26	247	243
	Boeing Co.	2.700%	2/1/27	22,517	21,654
	Boeing Co.	2.800%	3/1/27	8,257	7,934
	Boeing Co.	5.040%	5/1/27	27,093	27,195
	Boeing Co.	6.259%	5/1/27	13,696	14,070
	Boeing Co.	3.250%	2/1/28	32,327	30,868
	Boeing Co.	3.450%	11/1/28	157	149
	Boeing Co.	3.200%	3/1/29	17,906	16,760
	Boeing Co.	6.298%	5/1/29	21,620	22,626
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,537	11,277
	Canadian National Railway Co.	2.750%	3/1/26	6,186	6,088
	Canadian Pacific Railway Co.	1.750%	12/2/26	28,795	27,456
	Canadian Pacific Railway Co.	2.875%	11/15/29	7,295	6,782
	Carrier Global Corp.	2.493%	2/15/27	14,740	14,189
	Carrier Global Corp.	2.722%	2/15/30	31,275	28,454
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,729	10,377
[1]	Caterpillar Financial Services Corp.	4.350%	5/15/26	19,493	19,524
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,725	4,602
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	13,122	12,528
	Caterpillar Financial Services Corp.	4.450%	10/16/26	9,460	9,489
	Caterpillar Financial Services Corp.	4.500%	1/7/27	8,080	8,123
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	7,836	7,476
	Caterpillar Financial Services Corp.	4.500%	1/8/27	7,926	7,961
	Caterpillar Financial Services Corp.	5.000%	5/14/27	10,810	10,968
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	18,418	18,138
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	12,395	11,485
	Caterpillar Financial Services Corp.	4.400%	10/15/27	12,535	12,555
	Caterpillar Financial Services Corp.	4.600%	11/15/27	15,645	15,762
[2]	Caterpillar Financial Services Corp.	4.400%	3/3/28	4,740	4,750
	Caterpillar Financial Services Corp.	4.850%	2/27/29	7,869	7,983
	Caterpillar Financial Services Corp.	4.375%	8/16/29	9,640	9,597
	Caterpillar Financial Services Corp.	4.700%	11/15/29	9,375	9,466
	Caterpillar Financial Services Corp.	4.800%	1/8/30	7,250	7,358
	CH Robinson Worldwide Inc.	4.200%	4/15/28	9,835	9,685
	CNH Industrial Capital LLC	1.450%	7/15/26	13,697	13,136
	CNH Industrial Capital LLC	4.500%	10/8/27	750	747
	CNH Industrial Capital LLC	4.550%	4/10/28	15,878	15,828
	CNH Industrial Capital LLC	5.500%	1/12/29	5,612	5,766
	CNH Industrial Capital LLC	5.100%	4/20/29	10,065	10,195
[1]	CNH Industrial NV	3.850%	11/15/27	6,766	6,626
	CSX Corp.	2.600%	11/1/26	8,256	8,028
	CSX Corp.	3.250%	6/1/27	15,946	15,549
	CSX Corp.	3.800%	3/1/28	7,214	7,088
	CSX Corp.	4.250%	3/15/29	24,790	24,517
	Cummins Inc.	4.900%	2/20/29	5,481	5,559
[3]	Daimler Truck Finance North America LLC	5.250%	1/13/30	1,000	1,013
	Delta Air Lines Inc.	4.375%	4/19/28	15,868	15,605
[3]	Delta Air Lines Inc.	4.750%	10/20/28	9,370	9,311
	Delta Air Lines Inc.	3.750%	10/28/29	18,910	17,794
	Eaton Corp.	3.103%	9/15/27	11,601	11,258
	Emerson Electric Co.	0.875%	10/15/26	16,672	15,786
	Emerson Electric Co.	1.800%	10/15/27	8,476	7,953
	Emerson Electric Co.	2.000%	12/21/28	24,585	22,514
	FedEx Corp.	3.250%	4/1/26	12,783	12,625
[3]	FedEx Corp.	3.100%	8/5/29	9,625	9,009

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fortive Corp.	3.150%	6/15/26	14,217	13,973
	General Dynamics Corp.	2.125%	8/15/26	9,995	9,694
	General Dynamics Corp.	3.500%	4/1/27	9,597	9,440
	General Dynamics Corp.	2.625%	11/15/27	7,335	7,016
	General Dynamics Corp.	3.750%	5/15/28	18,389	18,036
	HEICO Corp.	5.250%	8/1/28	5,895	6,008
	Hexcel Corp.	4.200%	2/15/27	6,226	6,131
	Honeywell International Inc.	2.500%	11/1/26	28,125	27,304
	Honeywell International Inc.	1.100%	3/1/27	12,087	11,329
	Honeywell International Inc.	4.650%	7/30/27	20,405	20,513
	Honeywell International Inc.	4.950%	2/15/28	4,465	4,540
	Honeywell International Inc.	4.250%	1/15/29	12,213	12,125
	Honeywell International Inc.	2.700%	8/15/29	12,130	11,285
	Honeywell International Inc.	4.875%	9/1/29	9,600	9,761
	Honeywell International Inc.	4.700%	2/1/30	14,600	14,665
	Howmet Aerospace Inc.	5.900%	2/1/27	10,175	10,412
	Howmet Aerospace Inc.	6.750%	1/15/28	1,035	1,096
	Howmet Aerospace Inc.	3.000%	1/15/29	11,673	11,010
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,509	12,088
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	10,645	9,667
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	18,930	19,036
	IDEX Corp.	4.950%	9/1/29	8,139	8,192
	Illinois Tool Works Inc.	2.650%	11/15/26	3,295	3,217
	Ingersoll Rand Inc.	5.197%	6/15/27	11,493	11,643
	Ingersoll Rand Inc.	5.400%	8/14/28	8,300	8,498
	Ingersoll Rand Inc.	5.176%	6/15/29	12,034	12,273
	Jacobs Engineering Group Inc.	6.350%	8/18/28	9,936	10,425
	JB Hunt Transport Services Inc.	3.875%	3/1/26	16,819	16,691
[1]	John Deere Capital Corp.	5.050%	3/3/26	9,044	9,108
[1]	John Deere Capital Corp.	4.950%	3/6/26	8,545	8,602
[1]	John Deere Capital Corp.	4.750%	6/8/26	25,331	25,490
[1]	John Deere Capital Corp.	1.050%	6/17/26	9,503	9,130
[1]	John Deere Capital Corp.	5.150%	9/8/26	10,830	10,972
[1]	John Deere Capital Corp.	2.250%	9/14/26	12,951	12,563
[1]	John Deere Capital Corp.	1.300%	10/13/26	2,141	2,043
[1]	John Deere Capital Corp.	4.500%	1/8/27	9,750	9,796
[1]	John Deere Capital Corp.	1.700%	1/11/27	15,895	15,172
[1]	John Deere Capital Corp.	4.850%	3/5/27	11,265	11,391
[1]	John Deere Capital Corp.	2.350%	3/8/27	19,229	18,517
[1]	John Deere Capital Corp.	1.750%	3/9/27	5,604	5,329
[1]	John Deere Capital Corp.	4.900%	6/11/27	13,544	13,718
[1]	John Deere Capital Corp.	4.150%	9/15/27	29,409	29,295
[1]	John Deere Capital Corp.	4.750%	1/20/28	19,234	19,490
[1]	John Deere Capital Corp.	4.900%	3/3/28	18,424	18,743
[1]	John Deere Capital Corp.	4.950%	7/14/28	38,665	39,431
	John Deere Capital Corp.	4.500%	1/16/29	12,948	12,988
[1]	John Deere Capital Corp.	3.450%	3/7/29	10,376	10,002
[1]	John Deere Capital Corp.	3.350%	4/18/29	8,796	8,456
[1]	John Deere Capital Corp.	4.850%	6/11/29	13,115	13,314
[1]	John Deere Capital Corp.	2.800%	7/18/29	215	202
[1]	John Deere Capital Corp.	2.450%	1/9/30	15,000	13,730
	Johnson Controls International plc	5.500%	4/19/29	11,230	11,534
	Kennametal Inc.	4.625%	6/15/28	4,955	4,945
	Keysight Technologies Inc.	4.600%	4/6/27	15,225	15,232
	Keysight Technologies Inc.	3.000%	10/30/29	7,930	7,332
	Kirby Corp.	4.200%	3/1/28	7,983	7,846
	L3Harris Technologies Inc.	3.850%	12/15/26	13,423	13,260
	L3Harris Technologies Inc.	5.400%	1/15/27	25,026	25,375
	L3Harris Technologies Inc.	4.400%	6/15/28	13,684	13,567
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	16,470	16,330
	L3Harris Technologies Inc.	5.050%	6/1/29	12,736	12,871
	L3Harris Technologies Inc.	2.900%	12/15/29	2,500	2,300
	Lennox International Inc.	1.700%	8/1/27	5,100	4,756
	Lennox International Inc.	5.500%	9/15/28	9,314	9,555
	LKQ Corp.	5.750%	6/15/28	16,385	16,821
	Lockheed Martin Corp.	5.100%	11/15/27	19,583	19,968
	Lockheed Martin Corp.	4.450%	5/15/28	437	439
	Lockheed Martin Corp.	4.500%	2/15/29	13,242	13,242
	MasTec Inc.	5.900%	6/15/29	9,260	9,507
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	8,336	8,390

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nordson Corp.	5.600%	9/15/28	5,747	5,908
	Nordson Corp.	4.500%	12/15/29	9,430	9,273
	Norfolk Southern Corp.	2.900%	6/15/26	18,429	18,097
	Norfolk Southern Corp.	7.800%	5/15/27	11,766	12,566
	Norfolk Southern Corp.	3.150%	6/1/27	8,373	8,152
	Norfolk Southern Corp.	3.800%	8/1/28	25,993	25,459
	Norfolk Southern Corp.	2.550%	11/1/29	7,030	6,438
	Northrop Grumman Corp.	3.200%	2/1/27	12,518	12,239
	Northrop Grumman Corp.	3.250%	1/15/28	40,465	39,057
	nVent Finance Sarl	4.550%	4/15/28	5,789	5,754
	Oshkosh Corp.	4.600%	5/15/28	4,807	4,782
	Otis Worldwide Corp.	2.293%	4/5/27	9,073	8,669
	Otis Worldwide Corp.	5.250%	8/16/28	13,309	13,614
	Otis Worldwide Corp.	2.565%	2/15/30	22,230	20,099
[1]	PACCAR Financial Corp.	1.100%	5/11/26	7,455	7,184
[1]	PACCAR Financial Corp.	5.050%	8/10/26	9,475	9,578
[1]	PACCAR Financial Corp.	4.500%	11/25/26	8,211	8,251
[1]	PACCAR Financial Corp.	2.000%	2/4/27	8,012	7,688
	PACCAR Financial Corp.	5.000%	5/13/27	4,678	4,749
	PACCAR Financial Corp.	4.450%	8/6/27	12,485	12,541
	PACCAR Financial Corp.	4.600%	1/10/28	9,347	9,439
[2]	PACCAR Financial Corp.	4.550%	3/3/28	7,270	7,321
[1]	PACCAR Financial Corp.	4.950%	8/10/28	7,964	8,126
[1]	PACCAR Financial Corp.	4.600%	1/31/29	11,025	11,117
	PACCAR Financial Corp.	4.000%	9/26/29	13,341	13,108
	Parker-Hannifin Corp.	4.250%	9/15/27	29,899	29,762
	Parker-Hannifin Corp.	3.250%	6/14/29	18,195	17,257
	Parker-Hannifin Corp.	4.500%	9/15/29	18,628	18,594
	Pentair Finance Sarl	4.500%	7/1/29	3,738	3,701
	Regal Rexnord Corp.	6.050%	4/15/28	20,658	21,125
[1]	Regal Rexnord Corp.	6.300%	2/15/30	14,515	15,096
	Republic Services Inc.	2.900%	7/1/26	7,917	7,770
	Republic Services Inc.	3.375%	11/15/27	10,442	10,169
	Republic Services Inc.	3.950%	5/15/28	12,856	12,659
	Republic Services Inc.	4.875%	4/1/29	12,175	12,296
	Rockwell Automation Inc.	3.500%	3/1/29	8,135	7,852
	RTX Corp.	2.650%	11/1/26	3,206	3,118
	RTX Corp.	5.750%	11/8/26	21,896	22,317
	RTX Corp.	3.500%	3/15/27	25,350	24,859
	RTX Corp.	3.125%	5/4/27	18,751	18,205
	RTX Corp.	7.200%	8/15/27	235	250
	RTX Corp.	4.125%	11/16/28	53,849	53,052
	RTX Corp.	5.750%	1/15/29	8,002	8,312
	RTX Corp.	7.500%	9/15/29	6,734	7,518
[1]	Ryder System Inc.	1.750%	9/1/26	4,833	4,636
[1]	Ryder System Inc.	2.900%	12/1/26	7,903	7,672
[1]	Ryder System Inc.	2.850%	3/1/27	3,486	3,368
[1]	Ryder System Inc.	5.300%	3/15/27	9,944	10,078
[1]	Ryder System Inc.	5.650%	3/1/28	10,214	10,501
[1]	Ryder System Inc.	5.250%	6/1/28	15,900	16,184
	Ryder System Inc.	6.300%	12/1/28	6,918	7,298
[1]	Ryder System Inc.	5.375%	3/15/29	14,520	14,867
[1]	Ryder System Inc.	5.500%	6/1/29	3,730	3,837
[1]	Ryder System Inc.	4.950%	9/1/29	4,290	4,317
[1]	Ryder System Inc.	4.900%	12/1/29	2,500	2,513
	Ryder System Inc.	5.000%	3/15/30	2,904	2,929
	Southwest Airlines Co.	3.000%	11/15/26	11,694	11,377
	Southwest Airlines Co.	5.125%	6/15/27	34,842	35,161
	Southwest Airlines Co.	3.450%	11/16/27	3,291	3,189
	Teledyne Technologies Inc.	1.600%	4/1/26	4,621	4,476
	Teledyne Technologies Inc.	2.250%	4/1/28	16,213	15,127
	Textron Inc.	4.000%	3/15/26	7,597	7,537
	Textron Inc.	3.650%	3/15/27	6,477	6,346
	Textron Inc.	3.900%	9/17/29	4,860	4,666
	Timken Co.	4.500%	12/15/28	6,465	6,440
	Trane Technologies Financing Ltd.	3.500%	3/21/26	6,738	6,658
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,280	11,900
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	8,635	8,416
	Trimble Inc.	4.900%	6/15/28	7,906	7,937
	Tyco Electronics Group SA	3.125%	8/15/27	10,097	9,785

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.750%	3/1/26	7,536	7,411
	Union Pacific Corp.	3.950%	9/10/28	23,128	22,783
	Union Pacific Corp.	6.625%	2/1/29	4,067	4,400
	Union Pacific Corp.	3.700%	3/1/29	12,545	12,190
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,715	3,676
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	23,059	23,466
	United Parcel Service Inc.	2.400%	11/15/26	8,249	7,998
	United Parcel Service Inc.	3.050%	11/15/27	12,215	11,826
	United Parcel Service Inc.	3.400%	3/15/29	18,630	17,925
	Veralto Corp.	5.500%	9/18/26	5,645	5,720
	Veralto Corp.	5.350%	9/18/28	11,480	11,759
	Vontier Corp.	1.800%	4/1/26	7,105	6,871
	Vontier Corp.	2.400%	4/1/28	8,013	7,413
	Waste Connections Inc.	4.250%	12/1/28	9,476	9,385
	Waste Connections Inc.	3.500%	5/1/29	10,871	10,440
	Waste Connections Inc.	2.600%	2/1/30	6,035	5,491
	Waste Management Inc.	4.950%	7/3/27	12,560	12,725
	Waste Management Inc.	3.150%	11/15/27	12,161	11,790
	Waste Management Inc.	1.150%	3/15/28	8,620	7,845
	Waste Management Inc.	4.500%	3/15/28	12,832	12,881
	Waste Management Inc.	4.875%	2/15/29	16,693	16,968
	Waste Management Inc.	2.000%	6/1/29	8,270	7,491
	Waste Management Inc.	4.625%	2/15/30	12,025	12,078
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	7,821	7,683
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	20,258	20,187
	Xylem Inc.	3.250%	11/1/26	7,935	7,780
	Xylem Inc.	1.950%	1/30/28	8,175	7,639
					2,745,728
Materials (2.0%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	9,424	8,944
	Air Products and Chemicals Inc.	4.600%	2/8/29	10,450	10,521
	Albemarle Corp.	4.650%	6/1/27	10,561	10,486
	Amcor Finance USA Inc.	3.625%	4/28/26	3,379	3,339
	Amcor Finance USA Inc.	4.500%	5/15/28	6,365	6,326
	Amcor Group Finance plc	5.450%	5/23/29	5,395	5,507
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	12,046	11,299
	ArcelorMittal SA	4.550%	3/11/26	5,363	5,355
	ArcelorMittal SA	6.550%	11/29/27	26,622	27,838
	ArcelorMittal SA	4.250%	7/16/29	7,436	7,297
	Berry Global Inc.	1.650%	1/15/27	3,295	3,113
	Berry Global Inc.	5.500%	4/15/28	3,240	3,297
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	7,055	7,185
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	11,858	12,008
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	16,810	16,964
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	10,941	11,142
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	8,074	8,186
	Cabot Corp.	4.000%	7/1/29	4,442	4,281
	Carlisle Cos. Inc.	3.750%	12/1/27	9,938	9,703
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,407	3,310
	CRH SMW Finance DAC	5.200%	5/21/29	14,511	14,768
	CRH SMW Finance DAC	5.125%	1/9/30	17,850	18,081
	Dow Chemical Co.	4.800%	11/30/28	10,040	10,109
	DuPont de Nemours Inc.	4.725%	11/15/28	42,540	42,823
	Eastman Chemical Co.	4.500%	12/1/28	9,642	9,592
	Eastman Chemical Co.	5.000%	8/1/29	27,598	27,767
	Ecolab Inc.	2.700%	11/1/26	13,817	13,460
	Ecolab Inc.	1.650%	2/1/27	7,611	7,248
	Ecolab Inc.	5.250%	1/15/28	8,681	8,925
	EIDP Inc.	4.500%	5/15/26	9,812	9,820
	FMC Corp.	5.150%	5/18/26	16,584	16,601
	FMC Corp.	3.200%	10/1/26	3,525	3,434
	FMC Corp.	3.450%	10/1/29	7,970	7,339
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,252	12,265
	Freeport-McMoRan Inc.	4.125%	3/1/28	11,124	10,920
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,049	4,969
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,841	1,852
	Huntsman International LLC	4.500%	5/1/29	12,190	11,753
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,450	6,372
	Kinross Gold Corp.	4.500%	7/15/27	8,336	8,287

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance II BV	3.500%	3/2/27	9,515	9,322
	Martin Marietta Materials Inc.	3.450%	6/1/27	5,634	5,499
	Martin Marietta Materials Inc.	3.500%	12/15/27	7,130	6,927
	Mosaic Co.	4.050%	11/15/27	3,793	3,739
	Mosaic Co.	5.375%	11/15/28	11,318	11,564
	Newmont Corp.	2.800%	10/1/29	13,895	12,873
	Nucor Corp.	4.300%	5/23/27	14,316	14,275
	Nucor Corp.	3.950%	5/1/28	12,002	11,806
	Nutrien Ltd.	4.000%	12/15/26	12,718	12,592
	Nutrien Ltd.	5.200%	6/21/27	4,017	4,072
	Nutrien Ltd.	4.900%	3/27/28	15,495	15,634
	Nutrien Ltd.	4.200%	4/1/29	14,242	13,960
	Packaging Corp. of America	3.400%	12/15/27	2,562	2,485
	PPG Industries Inc.	1.200%	3/15/26	14,788	14,285
	PPG Industries Inc.	3.750%	3/15/28	16,174	15,868
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	14,345	15,493
	Rohm & Haas Co.	7.850%	7/15/29	1,751	1,946
	RPM International Inc.	3.750%	3/15/27	10,262	10,083
	RPM International Inc.	4.550%	3/1/29	1,892	1,881
	Sherwin-Williams Co.	3.450%	6/1/27	24,693	24,173
[1]	Sherwin-Williams Co.	4.550%	3/1/28	6,700	6,709
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	24,650	25,086
	Sonoco Products Co.	4.450%	9/1/26	7,996	7,971
	Sonoco Products Co.	2.250%	2/1/27	2,953	2,821
	Sonoco Products Co.	4.600%	9/1/29	9,780	9,636
	Steel Dynamics Inc.	5.000%	12/15/26	6,000	6,007
	Steel Dynamics Inc.	1.650%	10/15/27	6,405	5,951
	Suzano Austria GmbH	2.500%	9/15/28	8,220	7,485
	Suzano Austria GmbH	6.000%	1/15/29	26,513	27,073
	Suzano Austria GmbH	5.000%	1/15/30	16,052	15,663
	Suzano International Finance BV	5.500%	1/17/27	9,543	9,634
	Vulcan Materials Co.	3.900%	4/1/27	6,070	5,992
	Vulcan Materials Co.	4.950%	12/1/29	6,420	6,471
	Westlake Corp.	3.600%	8/15/26	20,360	20,088
	WestRock MWV LLC	8.200%	1/15/30	6,975	7,988
	WRKCo Inc.	4.000%	3/15/28	5,438	5,333
	WRKCo Inc.	3.900%	6/1/28	6,113	5,965
	WRKCo Inc.	4.900%	3/15/29	17,711	17,782
					824,618
Real Estate (4.1%)
	Agree LP	2.000%	6/15/28	1,029	947
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	9,350	9,272
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	7,280	7,202
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,130	1,111
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	6,315	5,768
	American Homes 4 Rent LP	4.250%	2/15/28	8,783	8,663
	American Homes 4 Rent LP	4.900%	2/15/29	8,308	8,339
	American Tower Corp.	1.600%	4/15/26	8,957	8,668
	American Tower Corp.	1.450%	9/15/26	2,063	1,969
	American Tower Corp.	3.375%	10/15/26	23,203	22,777
	American Tower Corp.	2.750%	1/15/27	14,352	13,880
	American Tower Corp.	3.125%	1/15/27	7,796	7,590
	American Tower Corp.	3.650%	3/15/27	2,273	2,231
	American Tower Corp.	3.550%	7/15/27	22,603	22,059
	American Tower Corp.	3.600%	1/15/28	9,504	9,246
	American Tower Corp.	1.500%	1/31/28	5,709	5,237
	American Tower Corp.	5.500%	3/15/28	24,460	25,019
	American Tower Corp.	5.250%	7/15/28	16,192	16,483
	American Tower Corp.	5.800%	11/15/28	12,710	13,172
	American Tower Corp.	5.200%	2/15/29	5,827	5,910
	American Tower Corp.	3.950%	3/15/29	10,472	10,150
	American Tower Corp.	3.800%	8/15/29	22,325	21,421
	American Tower Corp.	5.000%	1/31/30	8,650	8,720
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	9,896	9,726
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	2,876	2,806
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	3,185	3,107
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	6,363	6,153
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	6,465	6,141
	Boston Properties LP	2.750%	10/1/26	18,069	17,495

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	6.750%	12/1/27	13,329	13,947
Boston Properties LP	4.500%	12/1/28	16,958	16,666
Boston Properties LP	3.400%	6/21/29	8,319	7,776
Brixmor Operating Partnership LP	4.125%	6/15/26	11,781	11,698
Brixmor Operating Partnership LP	3.900%	3/15/27	7,442	7,317
Brixmor Operating Partnership LP	2.250%	4/1/28	4,481	4,156
Brixmor Operating Partnership LP	4.125%	5/15/29	13,768	13,373
Camden Property Trust	4.100%	10/15/28	7,252	7,132
Camden Property Trust	3.150%	7/1/29	7,663	7,220
CBRE Services Inc.	4.875%	3/1/26	7,589	7,592
CBRE Services Inc.	5.500%	4/1/29	8,478	8,691
COPT Defense Properties LP	2.250%	3/15/26	9,820	9,555
COPT Defense Properties LP	2.000%	1/15/29	6,715	5,985
Crown Castle Inc.	3.700%	6/15/26	7,596	7,505
Crown Castle Inc.	1.050%	7/15/26	16,184	15,396
Crown Castle Inc.	2.900%	3/15/27	12,958	12,521
Crown Castle Inc.	5.000%	1/11/28	31,278	31,525
Crown Castle Inc.	3.800%	2/15/28	17,509	17,078
Crown Castle Inc.	4.800%	9/1/28	1,342	1,342
Crown Castle Inc.	4.300%	2/15/29	13,013	12,758
Crown Castle Inc.	5.600%	6/1/29	11,814	12,141
Crown Castle Inc.	4.900%	9/1/29	13,518	13,530
CubeSmart LP	3.125%	9/1/26	4,778	4,672
CubeSmart LP	2.250%	12/15/28	9,098	8,330
CubeSmart LP	4.375%	2/15/29	8,259	8,129
Digital Realty Trust LP	3.700%	8/15/27	19,635	19,219
Digital Realty Trust LP	5.550%	1/15/28	18,756	19,190
Digital Realty Trust LP	4.450%	7/15/28	7,248	7,193
Digital Realty Trust LP	3.600%	7/1/29	12,880	12,328
DOC DR LLC	4.300%	3/15/27	11,932	11,858
DOC DR LLC	3.950%	1/15/28	7,118	6,977
EPR Properties	4.500%	6/1/27	10,610	10,487
EPR Properties	4.950%	4/15/28	28	28
EPR Properties	3.750%	8/15/29	6,905	6,480
Equinix Inc.	1.450%	5/15/26	21,917	21,127
Equinix Inc.	2.900%	11/18/26	7,583	7,375
Equinix Inc.	1.800%	7/15/27	9,838	9,228
Equinix Inc.	1.550%	3/15/28	17,080	15,605
Equinix Inc.	2.000%	5/15/28	7,171	6,615
ERP Operating LP	2.850%	11/1/26	5,510	5,369
ERP Operating LP	3.250%	8/1/27	2,950	2,867
ERP Operating LP	4.150%	12/1/28	11,119	10,963
ERP Operating LP	3.000%	7/1/29	10,734	10,030
Essex Portfolio LP	3.375%	4/15/26	6,477	6,394
Essex Portfolio LP	3.625%	5/1/27	9,193	9,011
Essex Portfolio LP	1.700%	3/1/28	8,864	8,127
Essex Portfolio LP	4.000%	3/1/29	9,664	9,406
Essex Portfolio LP	3.000%	1/15/30	8,600	7,904
Extra Space Storage LP	3.500%	7/1/26	10,678	10,532
Extra Space Storage LP	5.700%	4/1/28	17,693	18,178
Extra Space Storage LP	3.900%	4/1/29	13,204	12,759
Extra Space Storage LP	4.000%	6/15/29	1,604	1,556
Federal Realty OP LP	3.250%	7/15/27	8,440	8,193
Federal Realty OP LP	5.375%	5/1/28	5,153	5,254
Federal Realty OP LP	3.200%	6/15/29	2,990	2,807
GLP Capital LP	5.375%	4/15/26	17,299	17,356
GLP Capital LP	5.750%	6/1/28	9,540	9,725
GLP Capital LP	5.300%	1/15/29	12,176	12,226
GLP Capital LP	4.000%	1/15/30	18,082	17,133
Healthcare Realty Holdings LP	3.500%	8/1/26	12,714	12,513
Healthcare Realty Holdings LP	3.750%	7/1/27	7,262	7,098
Healthcare Realty Holdings LP	3.100%	2/15/30	6,301	5,769
Healthpeak OP LLC	3.250%	7/15/26	5,419	5,331
Healthpeak OP LLC	1.350%	2/1/27	3,663	3,446
Healthpeak OP LLC	2.125%	12/1/28	4,358	3,979
Healthpeak OP LLC	3.500%	7/15/29	17,966	17,054
Healthpeak OP LLC	3.000%	1/15/30	11,960	11,009
Highwoods Realty LP	3.875%	3/1/27	1,071	1,050
Highwoods Realty LP	4.125%	3/15/28	7,233	7,046
Highwoods Realty LP	4.200%	4/15/29	8,967	8,634

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	3.050%	2/15/30	6,300	5,653
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	9,150	8,511
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	12,806	11,745
	Jones Lang LaSalle Inc.	6.875%	12/1/28	5,240	5,598
	Kilroy Realty LP	4.750%	12/15/28	7,111	6,986
	Kilroy Realty LP	4.250%	8/15/29	6,410	6,105
	Kimco Realty OP LLC	2.800%	10/1/26	8,090	7,885
	Kimco Realty OP LLC	3.800%	4/1/27	9,447	9,320
	Kimco Realty OP LLC	1.900%	3/1/28	8,034	7,428
	Kite Realty Group LP	4.000%	10/1/26	3,860	3,824
	LXP Industrial Trust	6.750%	11/15/28	3,400	3,601
	Mid-America Apartments LP	1.100%	9/15/26	5,480	5,208
	Mid-America Apartments LP	3.600%	6/1/27	14,113	13,828
	Mid-America Apartments LP	4.200%	6/15/28	6,474	6,395
	Mid-America Apartments LP	3.950%	3/15/29	14,573	14,181
	NNN REIT Inc.	3.600%	12/15/26	6,071	5,988
	NNN REIT Inc.	3.500%	10/15/27	7,766	7,560
	NNN REIT Inc.	4.300%	10/15/28	10,799	10,662
	Omega Healthcare Investors Inc.	4.500%	4/1/27	277	275
	Omega Healthcare Investors Inc.	4.750%	1/15/28	11,380	11,352
	Omega Healthcare Investors Inc.	3.625%	10/1/29	13,760	12,900
	Piedmont Operating Partnership LP	9.250%	7/20/28	10,694	11,816
	Piedmont Operating Partnership LP	6.875%	7/15/29	6,600	6,851
	Prologis LP	3.250%	6/30/26	7,142	7,038
	Prologis LP	3.250%	10/1/26	8,134	7,987
	Prologis LP	2.125%	4/15/27	6,940	6,620
	Prologis LP	3.375%	12/15/27	6,656	6,479
	Prologis LP	4.875%	6/15/28	16,951	17,132
	Prologis LP	3.875%	9/15/28	3,238	3,174
	Prologis LP	4.000%	9/15/28	10,145	9,965
	Prologis LP	4.375%	2/1/29	1,225	1,218
	Public Storage Operating Co.	1.500%	11/9/26	15,249	14,535
	Public Storage Operating Co.	3.094%	9/15/27	2,116	2,048
	Public Storage Operating Co.	1.850%	5/1/28	9,117	8,437
	Public Storage Operating Co.	1.950%	11/9/28	12,065	11,039
	Public Storage Operating Co.	5.125%	1/15/29	5,922	6,049
	Public Storage Operating Co.	3.385%	5/1/29	7,685	7,352
	Realty Income Corp.	0.750%	3/15/26	3,540	3,402
	Realty Income Corp.	4.875%	6/1/26	14,361	14,396
	Realty Income Corp.	4.450%	9/15/26	4,205	4,201
	Realty Income Corp.	4.125%	10/15/26	13,189	13,114
	Realty Income Corp.	3.000%	1/15/27	12,685	12,340
	Realty Income Corp.	3.200%	1/15/27	1,974	1,929
	Realty Income Corp.	3.950%	8/15/27	9,345	9,230
	Realty Income Corp.	3.400%	1/15/28	13,819	13,418
	Realty Income Corp.	2.100%	3/15/28	2,225	2,071
	Realty Income Corp.	2.200%	6/15/28	6,825	6,325
	Realty Income Corp.	4.750%	2/15/29	12,113	12,145
	Realty Income Corp.	3.250%	6/15/29	8,526	8,070
	Realty Income Corp.	4.000%	7/15/29	2,466	2,395
	Realty Income Corp.	3.100%	12/15/29	15,042	14,017
	Realty Income Corp.	3.400%	1/15/30	2,850	2,676
	Regency Centers LP	3.600%	2/1/27	6,225	6,115
	Regency Centers LP	4.125%	3/15/28	3,052	3,011
	Regency Centers LP	2.950%	9/15/29	11,235	10,463
	Rexford Industrial Realty LP	5.000%	6/15/28	4,164	4,190
	Sabra Health Care LP	5.125%	8/15/26	11,101	11,137
	Sabra Health Care LP	3.900%	10/15/29	6,900	6,569
	Simon Property Group LP	3.250%	11/30/26	13,628	13,357
	Simon Property Group LP	1.375%	1/15/27	6,968	6,588
	Simon Property Group LP	3.375%	6/15/27	12,684	12,408
	Simon Property Group LP	3.375%	12/1/27	10,116	9,845
	Simon Property Group LP	1.750%	2/1/28	16,529	15,350
	Simon Property Group LP	2.450%	9/13/29	23,548	21,493
	Store Capital LLC	4.500%	3/15/28	6,775	6,657
	Sun Communities Operating LP	2.300%	11/1/28	8,480	7,811
	Sun Communities Operating LP	5.500%	1/15/29	10,966	11,207
	Tanger Properties LP	3.125%	9/1/26	329	321
	Tanger Properties LP	3.875%	7/15/27	2,243	2,197
[1]	UDR Inc.	2.950%	9/1/26	5,103	4,982

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	UDR Inc.	4.400%	1/26/29	7,714	7,608
[1]	UDR Inc.	3.200%	1/15/30	10,700	9,959
	Ventas Realty LP	3.250%	10/15/26	7,347	7,192
	Ventas Realty LP	3.850%	4/1/27	9,406	9,260
	Ventas Realty LP	4.000%	3/1/28	9,427	9,259
	Ventas Realty LP	4.400%	1/15/29	17,822	17,588
	Ventas Realty LP	3.000%	1/15/30	7,455	6,875
	VICI Properties LP	4.750%	2/15/28	8,572	8,587
	Welltower OP LLC	4.250%	4/1/26	10,401	10,375
	Welltower OP LLC	2.700%	2/15/27	8,130	7,863
	Welltower OP LLC	4.250%	4/15/28	16,011	15,847
	Welltower OP LLC	2.050%	1/15/29	3,417	3,108
	Welltower OP LLC	4.125%	3/15/29	8,990	8,807
	Welltower OP LLC	3.100%	1/15/30	11,920	11,061
	Weyerhaeuser Co.	4.750%	5/15/26	26,654	26,704
	Weyerhaeuser Co.	4.000%	11/15/29	12,680	12,271
	WP Carey Inc.	4.250%	10/1/26	5,303	5,273
	WP Carey Inc.	3.850%	7/15/29	655	632
					1,714,170
Technology (7.9%)
	Accenture Capital Inc.	3.900%	10/4/27	20,788	20,594
	Accenture Capital Inc.	4.050%	10/4/29	29,358	28,875
	Adobe Inc.	2.150%	2/1/27	9,629	9,266
	Adobe Inc.	4.850%	4/4/27	15,715	15,905
	Adobe Inc.	4.750%	1/17/28	8,750	8,877
	Adobe Inc.	4.800%	4/4/29	12,550	12,759
	Adobe Inc.	4.950%	1/17/30	9,650	9,868
	Analog Devices Inc.	3.500%	12/5/26	20,985	20,667
	Analog Devices Inc.	3.450%	6/15/27	8,696	8,530
	Apple Inc.	2.450%	8/4/26	51,999	50,791
	Apple Inc.	2.050%	9/11/26	18,917	18,321
	Apple Inc.	3.350%	2/9/27	29,782	29,350
	Apple Inc.	3.200%	5/11/27	42,182	41,338
	Apple Inc.	2.900%	9/12/27	35,738	34,641
	Apple Inc.	3.000%	11/13/27	10,455	10,168
	Apple Inc.	1.200%	2/8/28	29,623	27,253
	Apple Inc.	4.000%	5/10/28	29,248	29,188
	Apple Inc.	1.400%	8/5/28	45,164	41,116
	Apple Inc.	3.250%	8/8/29	13,645	13,102
	Apple Inc.	2.200%	9/11/29	21,848	19,976
	Applied Materials Inc.	3.300%	4/1/27	19,814	19,425
	Applied Materials Inc.	4.800%	6/15/29	8,577	8,691
	Arrow Electronics Inc.	3.875%	1/12/28	8,175	7,957
	Atlassian Corp.	5.250%	5/15/29	7,762	7,889
	Autodesk Inc.	3.500%	6/15/27	8,098	7,913
	Automatic Data Processing Inc.	1.700%	5/15/28	17,656	16,335
	Avnet Inc.	4.625%	4/15/26	1,582	1,580
	Avnet Inc.	6.250%	3/15/28	2,112	2,189
	Broadcom Corp.	3.875%	1/15/27	50,661	50,101
	Broadcom Corp.	3.500%	1/15/28	4,791	4,668
	Broadcom Inc.	3.459%	9/15/26	19,956	19,661
	Broadcom Inc.	5.050%	7/12/27	21,289	21,540
	Broadcom Inc.	4.150%	2/15/28	13,393	13,248
	Broadcom Inc.	4.800%	4/15/28	21,500	21,650
	Broadcom Inc.	4.110%	9/15/28	25,846	25,454
[3]	Broadcom Inc.	4.000%	4/15/29	25,117	24,473
	Broadcom Inc.	4.750%	4/15/29	34,613	34,690
	Broadcom Inc.	5.050%	7/12/29	51,189	51,847
	Broadcom Inc.	5.050%	4/15/30	12,600	12,783
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	6,179	6,078
	Cadence Design Systems Inc.	4.200%	9/10/27	9,808	9,739
	Cadence Design Systems Inc.	4.300%	9/10/29	17,095	16,884
	CDW LLC	2.670%	12/1/26	19,069	18,392
	CDW LLC	4.250%	4/1/28	8,755	8,588
	CDW LLC	3.250%	2/15/29	17,206	16,110
	CGI Inc.	1.450%	9/14/26	6,162	5,883
	Cintas Corp. No. 2	3.700%	4/1/27	21,269	20,971
	Cisco Systems Inc.	2.500%	9/20/26	28,334	27,630
	Cisco Systems Inc.	4.800%	2/26/27	32,037	32,375

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	4.550%	2/24/28	10,950	11,007
	Cisco Systems Inc.	4.850%	2/26/29	52,782	53,523
	Cisco Systems Inc.	4.750%	2/24/30	27,079	27,364
	Concentrix Corp.	6.650%	8/2/26	12,760	13,032
	Concentrix Corp.	6.600%	8/2/28	3,597	3,755
	Dell International LLC	6.020%	6/15/26	52,285	53,034
	Dell International LLC	4.900%	10/1/26	36,324	36,481
	Dell International LLC	6.100%	7/15/27	151	156
	Dell International LLC	5.250%	2/1/28	16,587	16,910
	Dell International LLC	5.300%	10/1/29	30,685	31,273
	Dell International LLC	4.350%	2/1/30	3,750	3,674
	DXC Technology Co.	1.800%	9/15/26	7,610	7,273
	DXC Technology Co.	2.375%	9/15/28	12,522	11,493
	Equifax Inc.	5.100%	12/15/27	10,024	10,146
	Equifax Inc.	5.100%	6/1/28	18,473	18,729
	Equifax Inc.	4.800%	9/15/29	13,331	13,344
	Fidelity National Information Services Inc.	1.150%	3/1/26	22,951	22,176
	Fidelity National Information Services Inc.	1.650%	3/1/28	13,653	12,523
	Fiserv Inc.	3.200%	7/1/26	40,990	40,243
	Fiserv Inc.	2.250%	6/1/27	21,081	20,083
	Fiserv Inc.	5.450%	3/2/28	17,322	17,735
	Fiserv Inc.	5.375%	8/21/28	9,333	9,537
	Fiserv Inc.	4.200%	10/1/28	21,517	21,191
	Fiserv Inc.	3.500%	7/1/29	53,722	50,963
	Flex Ltd.	4.875%	6/15/29	2,491	2,481
	Fortinet Inc.	1.000%	3/15/26	6,576	6,335
	Genpact Luxembourg Sarl	1.750%	4/10/26	300	290
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	20,436	19,840
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	18,242	18,221
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	9,205	9,161
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	10,990	11,208
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	41,033	40,703
	HP Inc.	1.450%	6/17/26	12,931	12,441
	HP Inc.	3.000%	6/17/27	15,207	14,676
	HP Inc.	4.750%	1/15/28	14,806	14,914
	HP Inc.	4.000%	4/15/29	21,849	21,223
	Hubbell Inc.	3.350%	3/1/26	6,565	6,480
	Hubbell Inc.	3.150%	8/15/27	5,235	5,059
	Hubbell Inc.	3.500%	2/15/28	7,631	7,392
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	11,185	11,200
	Intel Corp.	2.600%	5/19/26	30,380	29,692
	Intel Corp.	3.750%	3/25/27	21,105	20,712
	Intel Corp.	3.150%	5/11/27	24,523	23,728
	Intel Corp.	3.750%	8/5/27	14,745	14,436
	Intel Corp.	4.875%	2/10/28	20,886	20,981
	Intel Corp.	1.600%	8/12/28	20,548	18,485
	Intel Corp.	2.450%	11/15/29	47,641	42,782
	International Business Machines Corp.	3.300%	5/15/26	62,072	61,181
	International Business Machines Corp.	3.300%	1/27/27	9,366	9,178
	International Business Machines Corp.	1.700%	5/15/27	30,878	29,097
	International Business Machines Corp.	4.150%	7/27/27	6,646	6,608
	International Business Machines Corp.	6.220%	8/1/27	333	346
	International Business Machines Corp.	4.500%	2/6/28	27,347	27,450
	International Business Machines Corp.	3.500%	5/15/29	51,976	49,760
[1]	International Business Machines Corp.	4.800%	2/10/30	15,800	15,879
	Intuit Inc.	5.125%	9/15/28	14,044	14,398
	Jabil Inc.	1.700%	4/15/26	2,459	2,377
	Jabil Inc.	4.250%	5/15/27	1,336	1,325
	Jabil Inc.	5.450%	2/1/29	6,707	6,841
	Juniper Networks Inc.	3.750%	8/15/29	3,250	3,123
	KLA Corp.	4.100%	3/15/29	13,500	13,291
	Kyndryl Holdings Inc.	2.050%	10/15/26	13,045	12,508
	Kyndryl Holdings Inc.	2.700%	10/15/28	8,553	7,946
	Lam Research Corp.	3.750%	3/15/26	9,325	9,263
	Lam Research Corp.	4.000%	3/15/29	22,399	22,014
	Marvell Technology Inc.	1.650%	4/15/26	5,039	4,875
	Marvell Technology Inc.	2.450%	4/15/28	9,066	8,465
	Marvell Technology Inc.	5.750%	2/15/29	8,855	9,147
	Microchip Technology Inc.	4.900%	3/15/28	13,385	13,432
	Microchip Technology Inc.	5.050%	3/15/29	21,100	21,256

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microchip Technology Inc.	5.050%	2/15/30	8,550	8,582
	Micron Technology Inc.	4.185%	2/15/27	14,650	14,545
	Micron Technology Inc.	5.375%	4/15/28	14,251	14,493
	Micron Technology Inc.	5.327%	2/6/29	26,365	26,752
	Micron Technology Inc.	6.750%	11/1/29	21,220	22,778
	Microsoft Corp.	2.400%	8/8/26	66,837	65,260
	Microsoft Corp.	3.400%	9/15/26	18,042	17,852
	Microsoft Corp.	3.300%	2/6/27	61,169	60,247
	Microsoft Corp.	3.400%	6/15/27	3,466	3,415
	Moody's Corp.	3.250%	1/15/28	4,357	4,226
	Moody's Corp.	4.250%	2/1/29	13,143	13,058
	Motorola Solutions Inc.	4.600%	2/23/28	13,637	13,634
	Motorola Solutions Inc.	5.000%	4/15/29	9,265	9,336
	NetApp Inc.	2.375%	6/22/27	8,078	7,694
	Nokia OYJ	4.375%	6/12/27	310	306
	NVIDIA Corp.	3.200%	9/16/26	15,078	14,861
	NVIDIA Corp.	1.550%	6/15/28	27,417	25,218
	NXP BV	5.350%	3/1/26	8,532	8,568
	NXP BV	3.875%	6/18/26	10,676	10,585
	NXP BV	3.150%	5/1/27	7,716	7,482
	NXP BV	4.400%	6/1/27	6,911	6,885
	NXP BV	5.550%	12/1/28	4,686	4,792
	NXP BV	4.300%	6/18/29	15,875	15,537
	Oracle Corp.	1.650%	3/25/26	57,925	56,184
	Oracle Corp.	2.650%	7/15/26	61,016	59,483
	Oracle Corp.	2.800%	4/1/27	34,065	32,885
	Oracle Corp.	3.250%	11/15/27	35,780	34,621
	Oracle Corp.	2.300%	3/25/28	41,290	38,669
	Oracle Corp.	4.500%	5/6/28	3,579	3,579
	Oracle Corp.	4.800%	8/3/28	19,750	19,931
[1]	Oracle Corp.	4.200%	9/27/29	40,219	39,371
	Oracle Corp.	2.950%	4/1/30	18,110	16,623
	Qorvo Inc.	4.375%	10/15/29	7,383	7,063
	QUALCOMM Inc.	3.250%	5/20/27	42,317	41,447
	QUALCOMM Inc.	1.300%	5/20/28	1,360	1,239
	Quanta Services Inc.	4.750%	8/9/27	12,445	12,458
	RELX Capital Inc.	4.000%	3/18/29	20,100	19,613
	Roper Technologies Inc.	3.800%	12/15/26	14,869	14,689
	Roper Technologies Inc.	1.400%	9/15/27	100	92
	Roper Technologies Inc.	4.200%	9/15/28	13,105	12,933
	Roper Technologies Inc.	2.950%	9/15/29	3,656	3,400
	Roper Technologies Inc.	4.500%	10/15/29	6,275	6,239
	S&P Global Inc.	2.950%	1/22/27	7,325	7,131
	S&P Global Inc.	2.450%	3/1/27	15,353	14,781
	S&P Global Inc.	4.750%	8/1/28	14,444	14,578
	S&P Global Inc.	2.700%	3/1/29	21,991	20,563
	S&P Global Inc.	4.250%	5/1/29	14,152	14,014
	Salesforce Inc.	3.700%	4/11/28	30,042	29,544
	Salesforce Inc.	1.500%	7/15/28	25,017	22,838
	Skyworks Solutions Inc.	1.800%	6/1/26	16,857	16,217
	TD SYNNEX Corp.	1.750%	8/9/26	14,838	14,230
	Texas Instruments Inc.	1.125%	9/15/26	5,627	5,371
	Texas Instruments Inc.	4.600%	2/15/28	13,790	13,928
	Texas Instruments Inc.	4.600%	2/8/29	17,556	17,707
	Texas Instruments Inc.	2.250%	9/4/29	15,447	14,099
	TSMC Arizona Corp.	1.750%	10/25/26	27,032	25,865
	TSMC Arizona Corp.	3.875%	4/22/27	2,382	2,356
	TSMC Arizona Corp.	4.125%	4/22/29	8,022	7,922
	Verisk Analytics Inc.	4.125%	3/15/29	18,046	17,667
	VMware LLC	1.400%	8/15/26	27,214	25,964
	VMware LLC	4.650%	5/15/27	89	89
	VMware LLC	3.900%	8/21/27	23,648	23,205
	VMware LLC	1.800%	8/15/28	6,649	6,048
	Workday Inc.	3.500%	4/1/27	15,215	14,903
	Workday Inc.	3.700%	4/1/29	14,061	13,543
					3,332,362
Utilities (6.1%)
	AEP Texas Inc.	5.450%	5/15/29	9,725	9,965
	AEP Transmission Co. LLC	3.100%	12/1/26	9,416	9,200

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AES Corp.	5.450%	6/1/28	20,141	20,491
	Alabama Power Co.	3.750%	9/1/27	2,463	2,423
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	10,620	10,687
	Ameren Corp.	1.950%	3/15/27	9,059	8,605
	Ameren Corp.	1.750%	3/15/28	3,326	3,057
	Ameren Corp.	5.000%	1/15/29	15,854	15,987
	American Electric Power Co. Inc.	5.750%	11/1/27	8,355	8,584
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	16,515	16,309
	American Electric Power Co. Inc.	5.200%	1/15/29	16,152	16,378
[1]	American Electric Power Co. Inc.	7.050%	12/15/54	8,500	8,722
	American Electric Power Co. Inc.	3.875%	2/15/62	184	175
	American Water Capital Corp.	2.950%	9/1/27	10,685	10,299
	American Water Capital Corp.	3.750%	9/1/28	8,283	8,058
	American Water Capital Corp.	3.450%	6/1/29	8,935	8,528
[1]	Appalachian Power Co.	3.300%	6/1/27	11,274	10,961
	Arizona Public Service Co.	2.600%	8/15/29	10,170	9,310
	Atlantic City Electric Co.	4.000%	10/15/28	133	131
	Atmos Energy Corp.	3.000%	6/15/27	14,154	13,741
	Atmos Energy Corp.	2.625%	9/15/29	9,570	8,848
	Avangrid Inc.	3.800%	6/1/29	9,713	9,333
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,508	7,302
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,915	11,478
	Black Hills Corp.	3.150%	1/15/27	7,299	7,101
	Black Hills Corp.	5.950%	3/15/28	3,359	3,480
	Black Hills Corp.	3.050%	10/15/29	9,850	9,141
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	8,817	8,566
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	5,169	5,034
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	7,342	7,497
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	5,978	6,008
	CenterPoint Energy Inc.	1.450%	6/1/26	9,165	8,825
	CenterPoint Energy Inc.	5.250%	8/10/26	4,942	4,994
	CenterPoint Energy Inc.	5.400%	6/1/29	12,434	12,723
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	14,170	14,421
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,938	1,910
	CMS Energy Corp.	3.000%	5/15/26	12,235	12,004
	Commonwealth Edison Co.	2.550%	6/15/26	684	669
	Commonwealth Edison Co.	3.700%	8/15/28	9,642	9,405
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	4,187	4,087
	Connecticut Light & Power Co.	4.950%	1/15/30	11,500	11,660
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	9,155	8,851
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	16,927	16,663
	Constellation Energy Generation LLC	5.600%	3/1/28	13,005	13,340
	Consumers Energy Co.	4.650%	3/1/28	14,749	14,850
	Consumers Energy Co.	4.900%	2/15/29	10,502	10,641
	Consumers Energy Co.	4.600%	5/30/29	6,617	6,629
	Consumers Energy Co.	4.700%	1/15/30	15,235	15,291
[1]	Dominion Energy Inc.	1.450%	4/15/26	17,957	17,356
[1]	Dominion Energy Inc.	2.850%	8/15/26	10,519	10,271
[1]	Dominion Energy Inc.	3.600%	3/15/27	181	178
	Dominion Energy Inc.	4.250%	6/1/28	2,605	2,576
[1]	Dominion Energy Inc.	6.875%	2/1/55	16,500	17,091
	DTE Electric Co.	4.850%	12/1/26	6,394	6,456
	DTE Energy Co.	2.850%	10/1/26	10,510	10,240
	DTE Energy Co.	4.950%	7/1/27	6,597	6,651
	DTE Energy Co.	4.875%	6/1/28	15,859	15,961
	DTE Energy Co.	5.100%	3/1/29	21,812	22,047
[1]	DTE Energy Co.	3.400%	6/15/29	10,459	9,902
	DTE Energy Co.	5.200%	4/1/30	9,214	9,345
	Duke Energy Carolinas LLC	2.950%	12/1/26	4,666	4,561
	Duke Energy Carolinas LLC	2.450%	8/15/29	12,385	11,339
	Duke Energy Carolinas LLC	2.450%	2/1/30	9,250	8,380
	Duke Energy Carolinas LLC	4.850%	3/15/30	4,500	4,546
	Duke Energy Corp.	2.650%	9/1/26	35,061	34,125
	Duke Energy Corp.	4.850%	1/5/27	3,385	3,409
	Duke Energy Corp.	3.150%	8/15/27	5,065	4,902
	Duke Energy Corp.	5.000%	12/8/27	19,809	20,034
	Duke Energy Corp.	4.300%	3/15/28	17,065	16,938
	Duke Energy Corp.	4.850%	1/5/29	14,405	14,500
	Duke Energy Corp.	3.400%	6/15/29	10,315	9,769
	Duke Energy Corp.	3.250%	1/15/82	8,285	7,812

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	3.200%	1/15/27	21,186	20,762
	Duke Energy Florida LLC	2.500%	12/1/29	4,566	4,162
	Duke Energy Progress LLC	3.700%	9/1/28	8,944	8,715
	Duke Energy Progress LLC	3.450%	3/15/29	12,994	12,482
	Edison International	5.750%	6/15/27	14,626	14,653
	Edison International	4.125%	3/15/28	3,666	3,491
	Edison International	5.250%	11/15/28	11,125	10,855
	Edison International	5.450%	6/15/29	8,350	8,168
	Edison International	6.950%	11/15/29	12,700	13,104
	Emera US Finance LP	3.550%	6/15/26	13,821	13,612
	Enel Americas SA	4.000%	10/25/26	10,393	10,252
	Enel Chile SA	4.875%	6/12/28	14,653	14,560
	Entergy Arkansas LLC	3.500%	4/1/26	17,385	17,233
	Entergy Arkansas LLC	4.000%	6/1/28	8,190	8,062
	Entergy Corp.	2.950%	9/1/26	18,769	18,330
	Entergy Corp.	7.125%	12/1/54	23,236	23,767
	Entergy Louisiana LLC	2.400%	10/1/26	932	903
	Entergy Louisiana LLC	3.250%	4/1/28	5,155	4,960
	Entergy Texas Inc.	4.000%	3/30/29	997	979
	Essential Utilities Inc.	4.800%	8/15/27	7,950	7,992
	Essential Utilities Inc.	3.566%	5/1/29	4,858	4,621
	Evergy Inc.	2.900%	9/15/29	14,700	13,556
	Evergy Kansas Central Inc.	2.550%	7/1/26	9,003	8,790
	Evergy Kansas Central Inc.	3.100%	4/1/27	3,537	3,443
[1]	Eversource Energy	1.400%	8/15/26	3,392	3,237
	Eversource Energy	5.000%	1/1/27	1,748	1,757
	Eversource Energy	2.900%	3/1/27	17,453	16,862
	Eversource Energy	4.600%	7/1/27	9,156	9,138
[1]	Eversource Energy	3.300%	1/15/28	6,142	5,922
	Eversource Energy	5.450%	3/1/28	28,534	29,112
	Eversource Energy	5.950%	2/1/29	20,214	20,996
[1]	Eversource Energy	4.250%	4/1/29	8,790	8,586
	Exelon Corp.	3.400%	4/15/26	18,058	17,838
	Exelon Corp.	2.750%	3/15/27	17,407	16,771
	Exelon Corp.	5.150%	3/15/28	26,578	26,936
	Exelon Corp.	5.150%	3/15/29	5,360	5,442
[1]	FirstEnergy Corp.	3.900%	7/15/27	25,570	25,085
[1]	Florida Power & Light Co.	3.300%	5/30/27	4	4
	Florida Power & Light Co.	5.050%	4/1/28	4,481	4,567
	Florida Power & Light Co.	4.400%	5/15/28	25,715	25,728
	Florida Power & Light Co.	5.150%	6/15/29	3,817	3,914
	Fortis Inc.	3.055%	10/4/26	15,789	15,400
	Georgia Power Co.	3.250%	4/1/26	10,624	10,490
	Georgia Power Co.	5.004%	2/23/27	2,889	2,921
	Georgia Power Co.	3.250%	3/30/27	11,106	10,847
	Georgia Power Co.	4.650%	5/16/28	15,304	15,372
[1]	Georgia Power Co.	2.650%	9/15/29	12,179	11,208
	Georgia Power Co.	4.550%	3/15/30	9,200	9,160
	Interstate Power & Light Co.	4.100%	9/26/28	7,820	7,692
	ITC Holdings Corp.	3.350%	11/15/27	11,419	11,053
	MidAmerican Energy Co.	3.100%	5/1/27	6,608	6,437
	MidAmerican Energy Co.	3.650%	4/15/29	17,134	16,561
	Mississippi Power Co.	3.950%	3/30/28	2	2
	National Fuel Gas Co.	5.500%	10/1/26	1,933	1,954
	National Fuel Gas Co.	4.750%	9/1/28	8,440	8,392
	National Fuel Gas Co.	5.500%	3/15/30	3,090	3,133
	National Grid plc	5.602%	6/12/28	16,378	16,829
	National Rural Utilities Cooperative Finance Corp.	4.450%	3/13/26	366	366
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	7,594	7,267
[1]	National Rural Utilities Cooperative Finance Corp.	5.600%	11/13/26	200	204
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,658	5,499
[1]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	11,984	12,133
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	12,792	12,689
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	20,086	19,491
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	16,958	17,105
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	12,518	12,719
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	8,179	8,241
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	10,490	10,158
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	5,327	5,435
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	9,875	9,995

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,371	4,314
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/53	146	152
[1]	Nevada Power Co.	3.700%	5/1/29	8,368	8,100
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	16,725	15,937
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	37,649	36,878
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	26,717	26,804
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	14,200	14,326
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	24,592	24,816
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	4,414	4,055
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,908	8,518
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	16,583	15,235
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	18,250	18,444
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	17,845	18,159
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,975	8,667
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,724	3,659
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	17,880	17,098
	NiSource Inc.	3.490%	5/15/27	21,109	20,640
	NiSource Inc.	5.250%	3/30/28	18,268	18,555
	NiSource Inc.	5.200%	7/1/29	3,737	3,805
	NiSource Inc.	2.950%	9/1/29	8,956	8,324
	NiSource Inc.	6.950%	11/30/54	7,865	8,073
	NSTAR Electric Co.	3.200%	5/15/27	11,912	11,596
	NSTAR Electric Co.	4.850%	3/1/30	4,592	4,611
	OGE Energy Corp.	5.450%	5/15/29	5,660	5,800
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,067	10,017
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	4,830	5,026
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	10,000	9,992
	ONE Gas Inc.	5.100%	4/1/29	8,192	8,339
	Pacific Gas & Electric Co.	3.300%	3/15/27	13,265	12,871
	Pacific Gas & Electric Co.	5.450%	6/15/27	200	202
	Pacific Gas & Electric Co.	2.100%	8/1/27	27,882	26,032
	Pacific Gas & Electric Co.	3.300%	12/1/27	31,928	30,426
	Pacific Gas & Electric Co.	3.000%	6/15/28	17,734	16,649
	Pacific Gas & Electric Co.	3.750%	7/1/28	14,972	14,375
	Pacific Gas & Electric Co.	4.650%	8/1/28	2,880	2,834
	Pacific Gas & Electric Co.	6.100%	1/15/29	13,971	14,406
	Pacific Gas & Electric Co.	4.200%	3/1/29	1,875	1,814
	Pacific Gas & Electric Co.	5.550%	5/15/29	18,965	19,264
	PacifiCorp	5.100%	2/15/29	8,708	8,834
	PacifiCorp	3.500%	6/15/29	6,350	6,064
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	9,091	8,674
	PPL Capital Funding Inc.	3.100%	5/15/26	15,518	15,246
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	7,594	7,340
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	7,103	6,888
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	4,902	4,764
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	4,311	4,219
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,353	4,236
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	8,018	7,620
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	8,267	7,503
	Public Service Enterprise Group Inc.	5.850%	11/15/27	379	391
	Public Service Enterprise Group Inc.	5.875%	10/15/28	11,080	11,536
	Public Service Enterprise Group Inc.	5.200%	4/1/29	12,185	12,416
	Puget Energy Inc.	2.379%	6/15/28	6,302	5,846
	San Diego Gas & Electric Co.	2.500%	5/15/26	6,215	6,071
	San Diego Gas & Electric Co.	4.950%	8/15/28	9,767	9,873
	Sempra	3.250%	6/15/27	9,951	9,639
	Sempra	3.400%	2/1/28	16,448	15,867
	Sempra	3.700%	4/1/29	8,204	7,841
	Sempra	4.125%	4/1/52	16,191	15,340
	Sempra	6.875%	10/1/54	17,595	17,560
	Sierra Pacific Power Co.	2.600%	5/1/26	2,438	2,386
	Southern California Edison Co.	5.350%	3/1/26	13,435	13,501
	Southern California Edison Co.	4.400%	9/6/26	8,170	8,125
	Southern California Edison Co.	4.875%	2/1/27	8,658	8,695
[1]	Southern California Edison Co.	4.700%	6/1/27	17,120	17,042
	Southern California Edison Co.	5.850%	11/1/27	18,959	19,357
	Southern California Edison Co.	5.300%	3/1/28	20,544	20,729
	Southern California Edison Co.	5.650%	10/1/28	15,012	15,321
	Southern California Edison Co.	5.150%	6/1/29	11,124	11,207
[1]	Southern California Gas Co.	2.600%	6/15/26	7,983	7,797

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	2.950%	4/15/27	8,158	7,888
[1]	Southern California Gas Co.	2.550%	2/1/30	11,295	10,210
	Southern Co.	3.250%	7/1/26	36,755	36,158
	Southern Co.	5.113%	8/1/27	17,887	18,047
	Southern Co.	4.850%	6/15/28	16,316	16,462
	Southern Co.	5.500%	3/15/29	22,290	22,923
[1]	Southern Co.	3.750%	9/15/51	17,078	16,572
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	11,922	11,724
	Southwest Gas Corp.	5.800%	12/1/27	1,493	1,536
	Southwest Gas Corp.	5.450%	3/23/28	8,535	8,702
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	12,209	11,836
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	12,352	11,995
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	10,143	9,957
	Tampa Electric Co.	4.900%	3/1/29	8,075	8,150
	Union Electric Co.	2.950%	6/15/27	13,001	12,582
	Union Electric Co.	3.500%	3/15/29	12,948	12,455
	United Utilities plc	6.875%	8/15/28	6,327	6,713
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	3,523	3,439
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	13,731	13,478
[1]	Virginia Electric & Power Co.	3.750%	5/15/27	1,910	1,881
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	202	198
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	10,365	9,675
	WEC Energy Group Inc.	5.150%	10/1/27	12,596	12,764
	WEC Energy Group Inc.	4.750%	1/15/28	10,870	10,922
	WEC Energy Group Inc.	2.200%	12/15/28	5,782	5,298
	Wisconsin Electric Power Co.	5.000%	5/15/29	9,100	9,273
	Wisconsin Power & Light Co.	3.050%	10/15/27	337	325
	Wisconsin Power & Light Co.	3.000%	7/1/29	5,920	5,537
	Wisconsin Public Service Corp.	4.550%	12/1/29	4,675	4,677
	Xcel Energy Inc.	3.350%	12/1/26	12,554	12,288
	Xcel Energy Inc.	1.750%	3/15/27	14,574	13,776
	Xcel Energy Inc.	4.000%	6/15/28	13,254	12,961
	Xcel Energy Inc.	2.600%	12/1/29	10,690	9,670
					2,595,664
Total Corporate Bonds (Cost $41,464,214)					41,502,611
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5]	Vanguard Market Liquidity Fund (Cost $157,651)	4.351%		1,576,526	157,652
Total Investments (99.0%) (Cost $41,733,661)					41,772,187
Other Assets and Liabilities—Net (1.0%)					419,627
Net Assets (100%)					42,191,814
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $271,431,000, representing 0.6% of net assets.
4	Securities with a value of $9,958,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Short-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	510	105,554	246
5-Year U.S. Treasury Note	June 2025	1,238	133,627	(81)
				165
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $41,576,010)	41,614,535
Affiliated Issuers (Cost $157,651)	157,652
Total Investments in Securities	41,772,187
Investment in Vanguard	1,104
Cash	26
Receivables for Investment Securities Sold	523,359
Receivables for Accrued Income	446,823
Receivables for Capital Shares Issued	12,390
Total Assets	42,755,889
Liabilities
Payables for Investment Securities Purchased	553,634
Payables for Capital Shares Redeemed	5,451
Payables for Distributions	2,327
Payables to Vanguard	503
Variation Margin Payable—Futures Contracts	2,160
Total Liabilities	564,075
Net Assets	42,191,814
At February 28, 2025, net assets consisted of:

Paid-in Capital	43,278,396
Total Distributable Earnings (Loss)	(1,086,582)
Net Assets	42,191,814

ETF Shares—Net Assets
Applicable to 450,754,377 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,549,304
Net Asset Value Per Share—ETF Shares	$78.87

Admiral™ Shares—Net Assets
Applicable to 194,333,898 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,160,353
Net Asset Value Per Share—Admiral Shares	$21.41

Institutional Shares—Net Assets
Applicable to 94,712,661 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,482,157
Net Asset Value Per Share—Institutional Shares	$26.21
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	875,005
Total Income	875,005
Expenses
The Vanguard Group—Note B
Investment Advisory Services	533
Management and Administrative—ETF Shares	4,075
Management and Administrative—Admiral Shares	1,142
Management and Administrative—Institutional Shares	510
Marketing and Distribution—ETF Shares	981
Marketing and Distribution—Admiral Shares	125
Marketing and Distribution—Institutional Shares	45
Custodian Fees	37
Shareholders’ Reports and Proxy Fees—ETF Shares	1,170
Shareholders’ Reports and Proxy Fees—Admiral Shares	73
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	12
Other Expenses	18
Total Expenses	8,722
Net Investment Income	866,283
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(38,201)
Futures Contracts	(8,337)
Realized Net Gain (Loss)	(46,538)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	65,003
Futures Contracts	(59)
Change in Unrealized Appreciation (Depreciation)	64,944
Net Increase (Decrease) in Net Assets Resulting from Operations	884,689
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,384,000, $45,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $49,760,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	866,283	1,551,832
Realized Net Gain (Loss)	(46,538)	(521,728)
Change in Unrealized Appreciation (Depreciation)	64,944	2,079,841
Net Increase (Decrease) in Net Assets Resulting from Operations	884,689	3,109,945
Distributions
ETF Shares	(732,366)	(1,294,942)
Admiral Shares	(84,735)	(150,205)
Institutional Shares	(50,814)	(91,173)
Total Distributions	(867,915)	(1,536,320)
Capital Share Transactions
ETF Shares	(63,243)	(2,515,995)
Admiral Shares	43,868	(103,214)
Institutional Shares	42,616	(99,669)
Net Increase (Decrease) from Capital Share Transactions	23,241	(2,718,878)
Total Increase (Decrease)	40,015	(1,145,253)
Net Assets
Beginning of Period	42,151,799	43,297,052
End of Period	42,191,814	42,151,799
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.83	$75.75	$76.14	$82.67	$82.95	$81.18
Investment Operations
Net Investment Income[1]	1.624	2.876	2.094	1.319	1.433	2.127
Net Realized and Unrealized Gain (Loss) on Investments	.047	3.043	(.441)	(6.388)	(.250)	1.815
Total from Investment Operations	1.671	5.919	1.653	(5.069)	1.183	3.942
Distributions
Dividends from Net Investment Income	(1.631)	(2.839)	(2.043)	(1.279)	(1.463)	(2.172)
Distributions from Realized Capital Gains	—	—	—	(.182)	—	—
Total Distributions	(1.631)	(2.839)	(2.043)	(1.461)	(1.463)	(2.172)
Net Asset Value, End of Period	$78.87	$78.83	$75.75	$76.14	$82.67	$82.95
Total Return	2.15%	7.99%	2.23%	-6.19%	1.44%	4.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,549	$35,599	$36,793	$43,723	$41,569	$31,797
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.17%	3.75%	2.78%	1.67%	1.73%	2.62%
Portfolio Turnover Rate[3]	34%	69%	63%	50%	42%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.40	$20.57	$20.70	$22.49	$22.55	$22.06
Investment Operations
Net Investment Income[1]	.439	.778	.566	.351	.385	.578
Net Realized and Unrealized Gain (Loss) on Investments	.011	.834	(.126)	(1.741)	(.063)	.485
Total from Investment Operations	.450	1.612	.440	(1.390)	.322	1.063
Distributions
Dividends from Net Investment Income	(.440)	(.782)	(.570)	(.350)	(.382)	(.573)
Distributions from Realized Capital Gains	—	—	—	(.050)	—	—
Total Distributions	(.440)	(.782)	(.570)	(.400)	(.382)	(.573)
Net Asset Value, End of Period	$21.41	$21.40	$20.57	$20.70	$22.49	$22.55
Total Return[2]	2.13%	7.99%	2.17%	-6.24%	1.44%	4.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,160	$4,115	$4,060	$4,647	$5,435	$4,703
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.14%	3.72%	2.75%	1.63%	1.71%	2.61%
Portfolio Turnover Rate[4]	34%	69%	63%	50%	42%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.19	$25.19	$25.34	$27.53	$27.61	$27.00
Investment Operations
Net Investment Income[1]	.540	.959	.702	.436	.473	.713
Net Realized and Unrealized Gain (Loss) on Investments	.021	1.003	(.149)	(2.131)	(.080)	.604
Total from Investment Operations	.561	1.962	.553	(1.695)	.393	1.317
Distributions
Dividends from Net Investment Income	(.541)	(.962)	(.703)	(.434)	(.473)	(.707)
Distributions from Realized Capital Gains	—	—	—	(.061)	—	—
Total Distributions	(.541)	(.962)	(.703)	(.495)	(.473)	(.707)
Net Asset Value, End of Period	$26.21	$26.19	$25.19	$25.34	$27.53	$27.61
Total Return	2.17%	7.95%	2.22%	-6.21%	1.44%	4.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,482	$2,438	$2,444	$2,239	$2,258	$1,661
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.16%	3.75%	2.79%	1.65%	1.72%	2.63%
Portfolio Turnover Rate[3]	34%	69%	63%	50%	42%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Short-Term Corporate Bond Index Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $1,104,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	111,924	—	111,924
Corporate Bonds	—	41,502,611	—	41,502,611
Temporary Cash Investments	157,652	—	—	157,652
Total	157,652	41,614,535	—	41,772,187

Derivative Financial Instruments
Assets
Futures Contracts[1]	246	—	—	246
Liabilities
Futures Contracts[1]	(81)	—	—	(81)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	41,734,554
Gross Unrealized Appreciation	356,449
Gross Unrealized Depreciation	(318,651)
Net Unrealized Appreciation (Depreciation)	37,798
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,194,015,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $6,673,202,000 of investment securities and sold $6,501,289,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,582,465,000 and $7,702,762,000, respectively. In addition, the fund purchased and sold investment securities of $5,352,382,000 and $5,463,713,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Short-Term Corporate Bond Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,507,289	70,165	11,468,081	148,801
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,570,532)	(71,000)	(13,984,076)	(182,900)
Net Increase (Decrease)—ETF Shares	(63,243)	(835)	(2,515,995)	(34,099)
Admiral Shares
Issued	555,822	26,010	949,417	45,409
Issued in Lieu of Cash Distributions	71,656	3,358	124,970	5,977
Redeemed	(583,610)	(27,323)	(1,177,601)	(56,424)
Net Increase (Decrease)—Admiral Shares	43,868	2,045	(103,214)	(5,038)
Institutional Shares
Issued	222,782	8,538	528,712	20,708
Issued in Lieu of Cash Distributions	49,718	1,904	89,979	3,517
Redeemed	(229,884)	(8,809)	(718,360)	(28,184)
Net Increase (Decrease)—Institutional Shares	42,616	1,633	(99,669)	(3,959)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
	United States Treasury Note/Bond	4.250%	1/31/30	38,250	38,651
	United States Treasury Note/Bond	4.625%	2/15/35	105,825	109,479
Total U.S. Government and Agency Obligations (Cost $147,449)					148,130
Corporate Bonds (98.3%)
Communications (6.8%)
	Alphabet Inc.	1.100%	8/15/30	59,890	50,681
	America Movil SAB de CV	2.875%	5/7/30	26,347	23,992
	America Movil SAB de CV	4.700%	7/21/32	19,448	19,035
	AppLovin Corp.	5.375%	12/1/31	28,495	29,056
	AppLovin Corp.	5.500%	12/1/34	26,961	27,311
[1]	AT&T Inc.	4.300%	2/15/30	66,766	65,553
	AT&T Inc.	2.750%	6/1/31	47,119	41,824
	AT&T Inc.	2.250%	2/1/32	59,559	50,198
	AT&T Inc.	2.550%	12/1/33	98,645	81,231
	AT&T Inc.	5.400%	2/15/34	50,573	51,680
	AT&T Inc.	4.500%	5/15/35	12,480	11,799
	Baidu Inc.	3.425%	4/7/30	7,228	6,821
	Baidu Inc.	2.375%	10/9/30	7,520	6,672
	Baidu Inc.	2.375%	8/23/31	21,195	18,455
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	30,743	30,447
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	22,572	22,477
	Booking Holdings Inc.	4.625%	4/13/30	48,839	48,974
	British Telecommunications plc	9.625%	12/15/30	76,401	93,620
	Charter Communications Operating LLC	2.800%	4/1/31	25,520	22,055
	Charter Communications Operating LLC	2.300%	2/1/32	26,310	21,279
	Charter Communications Operating LLC	4.400%	4/1/33	30,444	27,699
	Charter Communications Operating LLC	6.650%	2/1/34	26,033	27,092
	Charter Communications Operating LLC	6.550%	6/1/34	42,094	43,568
	Comcast Corp.	3.400%	4/1/30	42,852	40,378
	Comcast Corp.	4.250%	10/15/30	51,651	50,573
	Comcast Corp.	1.950%	1/15/31	20,755	17,766
	Comcast Corp.	1.500%	2/15/31	23,969	19,954
	Comcast Corp.	5.500%	11/15/32	20,261	21,007
	Comcast Corp.	4.250%	1/15/33	49,537	47,044
	Comcast Corp.	4.650%	2/15/33	29,352	28,721
	Comcast Corp.	7.050%	3/15/33	12,918	14,632
	Comcast Corp.	4.800%	5/15/33	30,772	30,333
	Comcast Corp.	5.300%	6/1/34	35,728	36,329
	Comcast Corp.	4.200%	8/15/34	31,356	29,341
	Deutsche Telekom International Finance BV	8.750%	6/15/30	78,572	91,999
	Deutsche Telekom International Finance BV	9.250%	6/1/32	16,319	20,375
	Discovery Communications LLC	3.625%	5/15/30	7,744	7,029
	Electronic Arts Inc.	1.850%	2/15/31	12,854	10,920
	Expedia Group Inc.	2.950%	3/15/31	13,199	11,862
	Expedia Group Inc.	5.400%	2/15/35	25,518	25,840
	FactSet Research Systems Inc.	3.450%	3/1/32	12,752	11,440
	Fox Corp.	3.500%	4/8/30	12,544	11,797
	Fox Corp.	6.500%	10/13/33	35,557	38,173
	Grupo Televisa SAB	8.500%	3/11/32	7,940	8,805
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	18,114	18,027
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	3,003	2,615
	Koninklijke KPN NV	8.375%	10/1/30	16,092	18,690
	Meta Platforms Inc.	4.800%	5/15/30	27,954	28,513
	Meta Platforms Inc.	4.550%	8/15/31	33,036	33,093
	Meta Platforms Inc.	3.850%	8/15/32	84,072	79,531
	Meta Platforms Inc.	4.950%	5/15/33	22,884	23,244
	Meta Platforms Inc.	4.750%	8/15/34	78,686	78,386
	Netflix Inc.	4.900%	8/15/34	21,634	21,666

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	2.450%	4/30/30	16,349	14,629
	Omnicom Group Inc.	4.200%	6/1/30	16,032	15,639
	Omnicom Group Inc.	2.600%	8/1/31	20,799	18,191
	Orange SA	9.000%	3/1/31	55,348	66,936
	Paramount Global	7.875%	7/30/30	37,132	40,860
	Paramount Global	4.950%	1/15/31	41,253	39,704
	Paramount Global	4.200%	5/19/32	22,322	20,146
	Paramount Global	5.500%	5/15/33	12,997	12,605
	Rogers Communications Inc.	3.800%	3/15/32	52,719	48,079
	Rogers Communications Inc.	5.300%	2/15/34	27,294	27,024
	Sprint Capital Corp.	8.750%	3/15/32	58,032	70,107
	Take-Two Interactive Software Inc.	4.000%	4/14/32	15,158	14,279
	Take-Two Interactive Software Inc.	5.600%	6/12/34	10,178	10,481
	Telefonica Europe BV	8.250%	9/15/30	32,086	36,897
	TELUS Corp.	3.400%	5/13/32	20,374	18,389
	Tencent Music Entertainment Group	2.000%	9/3/30	13,276	11,507
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	22,956	26,341
	T-Mobile USA Inc.	3.875%	4/15/30	167,258	160,154
	T-Mobile USA Inc.	2.550%	2/15/31	51,280	45,110
	T-Mobile USA Inc.	2.875%	2/15/31	33,641	30,060
	T-Mobile USA Inc.	3.500%	4/15/31	65,684	60,765
	T-Mobile USA Inc.	2.250%	11/15/31	9,330	7,936
	T-Mobile USA Inc.	2.700%	3/15/32	30,706	26,543
	T-Mobile USA Inc.	5.200%	1/15/33	38,336	38,663
	T-Mobile USA Inc.	5.050%	7/15/33	98,782	98,510
	T-Mobile USA Inc.	5.750%	1/15/34	1,111	1,162
	T-Mobile USA Inc.	5.150%	4/15/34	37,998	38,186
	T-Mobile USA Inc.	4.700%	1/15/35	25,517	24,652
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	8,937	10,155
	Uber Technologies Inc.	4.800%	9/15/34	31,433	30,706
	VeriSign Inc.	2.700%	6/15/31	19,370	16,919
	Verizon Communications Inc.	3.150%	3/22/30	29,595	27,518
	Verizon Communications Inc.	1.500%	9/18/30	20,589	17,427
	Verizon Communications Inc.	1.680%	10/30/30	42,204	35,802
	Verizon Communications Inc.	7.750%	12/1/30	14,351	16,439
	Verizon Communications Inc.	1.750%	1/20/31	54,693	46,144
	Verizon Communications Inc.	2.550%	3/21/31	73,830	64,935
	Verizon Communications Inc.	2.355%	3/15/32	125,472	106,300
	Verizon Communications Inc.	5.050%	5/9/33	26,600	26,800
	Verizon Communications Inc.	4.500%	8/10/33	61,511	59,268
	Verizon Communications Inc.	4.400%	11/1/34	56,518	53,652
[2]	Verizon Communications Inc.	4.780%	2/15/35	49,934	48,707
	Walt Disney Co.	3.800%	3/22/30	34,999	33,837
	Walt Disney Co.	2.650%	1/13/31	70,743	63,522
	Walt Disney Co.	6.550%	3/15/33	5,673	6,317
	Walt Disney Co.	6.400%	12/15/35	24,364	27,170
	Warnermedia Holdings Inc.	4.279%	3/15/32	137,019	122,970
	Weibo Corp.	3.375%	7/8/30	19,482	18,041
					3,555,786
Consumer Discretionary (6.2%)
[2]	Alibaba Group Holding Ltd.	4.875%	5/26/30	12,050	12,180
	Alibaba Group Holding Ltd.	2.125%	2/9/31	42,663	37,160
	Alibaba Group Holding Ltd.	4.500%	11/28/34	19,235	18,476
	Amazon.com Inc.	1.500%	6/3/30	66,659	57,610
	Amazon.com Inc.	2.100%	5/12/31	92,042	80,280
	Amazon.com Inc.	3.600%	4/13/32	68,948	64,926
	Amazon.com Inc.	4.700%	12/1/32	42,417	42,768
	Amazon.com Inc.	4.800%	12/5/34	30,891	31,215
	American Honda Finance Corp.	4.600%	4/17/30	22,733	22,594
[1]	American Honda Finance Corp.	5.050%	7/10/31	22,118	22,324
[1]	American Honda Finance Corp.	4.850%	10/23/31	23,775	23,730
[1]	American Honda Finance Corp.	4.900%	1/10/34	27,180	26,731
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	18,277	16,124
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	13,660	13,186
	AutoNation Inc.	4.750%	6/1/30	12,768	12,556
	AutoNation Inc.	2.400%	8/1/31	11,000	9,272
	AutoNation Inc.	3.850%	3/1/32	15,753	14,336
	AutoNation Inc.	5.890%	3/15/35	2,585	2,632
	AutoZone Inc.	4.000%	4/15/30	21,188	20,421

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	1.650%	1/15/31	20,140	16,931
	AutoZone Inc.	4.750%	8/1/32	23,157	22,774
	AutoZone Inc.	4.750%	2/1/33	14,333	14,032
	AutoZone Inc.	5.200%	8/1/33	9,021	9,073
	AutoZone Inc.	6.550%	11/1/33	5,769	6,318
	AutoZone Inc.	5.400%	7/15/34	10,090	10,258
	Best Buy Co. Inc.	1.950%	10/1/30	17,519	15,009
	Block Financial LLC	3.875%	8/15/30	16,981	15,948
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	1	—
	BorgWarner Inc.	5.400%	8/15/34	12,756	12,751
	Brunswick Corp.	2.400%	8/18/31	9,508	7,908
	Brunswick Corp.	4.400%	9/15/32	12,076	11,172
	Choice Hotels International Inc.	3.700%	1/15/31	2,269	2,085
	Choice Hotels International Inc.	5.850%	8/1/34	16,439	16,672
	Cornell University	4.835%	6/15/34	13,000	13,107
	Darden Restaurants Inc.	6.300%	10/10/33	7,497	7,973
	Dick's Sporting Goods Inc.	3.150%	1/15/32	18,821	16,748
	DR Horton Inc.	5.000%	10/15/34	17,485	17,274
	eBay Inc.	2.700%	3/11/30	13,577	12,346
	eBay Inc.	2.600%	5/10/31	23,612	20,809
	eBay Inc.	6.300%	11/22/32	11,961	12,959
[1]	Emory University	2.143%	9/1/30	13,125	11,684
	Ferguson Enterprises Inc.	5.000%	10/3/34	15,250	14,931
	Ford Motor Co.	9.625%	4/22/30	13,678	15,727
	Ford Motor Co.	7.450%	7/16/31	3,844	4,138
	Ford Motor Co.	3.250%	2/12/32	56,845	47,397
	Ford Motor Co.	6.100%	8/19/32	50,724	50,159
	Ford Motor Credit Co. LLC	7.350%	3/6/30	25,473	27,019
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,796	22,885
	Ford Motor Credit Co. LLC	4.000%	11/13/30	59,668	54,216
	Ford Motor Credit Co. LLC	6.050%	3/5/31	33,345	33,273
	Ford Motor Credit Co. LLC	3.625%	6/17/31	7,323	6,399
	Ford Motor Credit Co. LLC	6.054%	11/5/31	36,075	35,968
	Ford Motor Credit Co. LLC	7.122%	11/7/33	36,578	38,024
	Ford Motor Credit Co. LLC	6.125%	3/8/34	20,122	19,610
	Ford Motor Credit Co. LLC	6.500%	2/7/35	37,105	37,079
	Fortune Brands Innovations Inc.	4.000%	3/25/32	6,908	6,469
	Fortune Brands Innovations Inc.	5.875%	6/1/33	15,319	15,958
	General Motors Co.	5.600%	10/15/32	20,071	20,245
	General Motors Financial Co. Inc.	5.850%	4/6/30	30,141	30,910
	General Motors Financial Co. Inc.	3.600%	6/21/30	19,338	17,851
	General Motors Financial Co. Inc.	2.350%	1/8/31	10,976	9,342
	General Motors Financial Co. Inc.	5.750%	2/8/31	39,442	40,095
	General Motors Financial Co. Inc.	2.700%	6/10/31	24,597	21,083
	General Motors Financial Co. Inc.	5.600%	6/18/31	32,551	32,905
	General Motors Financial Co. Inc.	3.100%	1/12/32	35,262	30,500
[3]	General Motors Financial Co. Inc.	5.625%	4/4/32	8,238	8,262
	General Motors Financial Co. Inc.	6.400%	1/9/33	8,883	9,283
	General Motors Financial Co. Inc.	6.100%	1/7/34	20,430	20,861
	General Motors Financial Co. Inc.	5.950%	4/4/34	37,409	37,834
	General Motors Financial Co. Inc.	5.450%	9/6/34	15,635	15,297
	General Motors Financial Co. Inc.	5.900%	1/7/35	62,500	63,002
	Genuine Parts Co.	1.875%	11/1/30	5,203	4,416
	Genuine Parts Co.	2.750%	2/1/32	13,199	11,351
	Genuine Parts Co.	6.875%	11/1/33	10,035	11,203
	GXO Logistics Inc.	2.650%	7/15/31	5,020	4,337
	GXO Logistics Inc.	6.500%	5/6/34	13,010	13,454
	Hasbro Inc.	6.050%	5/14/34	12,721	13,074
	Home Depot Inc.	2.700%	4/15/30	30,065	27,483
	Home Depot Inc.	1.375%	3/15/31	38,054	31,548
	Home Depot Inc.	4.850%	6/25/31	29,332	29,679
	Home Depot Inc.	1.875%	9/15/31	33,326	28,116
	Home Depot Inc.	3.250%	4/15/32	36,833	33,503
	Home Depot Inc.	4.500%	9/15/32	20,534	20,288
	Home Depot Inc.	4.950%	6/25/34	37,623	37,846
	Honda Motor Co. Ltd.	2.967%	3/10/32	27,253	24,129
	Hyatt Hotels Corp.	5.750%	4/23/30	11,609	11,938
	Hyatt Hotels Corp.	5.375%	12/15/31	18,800	18,956
	Hyatt Hotels Corp.	5.500%	6/30/34	9,410	9,374

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Johns Hopkins University	4.705%	7/1/32	7,835	7,917
	Las Vegas Sands Corp.	6.200%	8/15/34	13,289	13,625
	Lear Corp.	3.500%	5/30/30	7,636	7,096
	Lear Corp.	2.600%	1/15/32	2,109	1,788
	Lowe's Cos. Inc.	4.500%	4/15/30	34,034	33,794
	Lowe's Cos. Inc.	1.700%	10/15/30	31,167	26,550
	Lowe's Cos. Inc.	2.625%	4/1/31	40,653	36,025
	Lowe's Cos. Inc.	3.750%	4/1/32	38,227	35,567
	Lowe's Cos. Inc.	5.000%	4/15/33	32,157	32,208
	Lowe's Cos. Inc.	5.150%	7/1/33	18,940	19,153
	Magna International Inc.	2.450%	6/15/30	12,458	11,078
	Magna International Inc.	5.500%	3/21/33	13,460	13,772
	Marriott International Inc.	4.800%	3/15/30	15,557	15,545
[1]	Marriott International Inc.	4.625%	6/15/30	32,252	32,036
[1]	Marriott International Inc.	2.850%	4/15/31	32,390	28,799
	Marriott International Inc.	5.100%	4/15/32	6,116	6,140
[1]	Marriott International Inc.	3.500%	10/15/32	26,028	23,341
[1]	Marriott International Inc.	2.750%	10/15/33	10,083	8,444
	Marriott International Inc.	5.300%	5/15/34	23,276	23,424
	Masco Corp.	2.000%	10/1/30	7,804	6,717
	Masco Corp.	2.000%	2/15/31	14,099	12,053
[1]	McDonald's Corp.	2.125%	3/1/30	15,680	13,955
[3]	McDonald's Corp.	4.600%	5/15/30	5,493	5,496
[1]	McDonald's Corp.	3.600%	7/1/30	31,645	30,150
[1]	McDonald's Corp.	4.600%	9/9/32	19,098	18,970
	McDonald's Corp.	4.950%	8/14/33	15,871	16,032
[1]	McDonald's Corp.	5.200%	5/17/34	494	507
[3]	McDonald's Corp.	4.950%	3/3/35	6,391	6,376
	MDC Holdings Inc.	2.500%	1/15/31	9,350	8,151
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	50,763	60,044
[3]	Meritage Homes Corp.	5.650%	3/15/35	5,542	5,534
	Mohawk Industries Inc.	3.625%	5/15/30	11,598	10,935
	NIKE Inc.	2.850%	3/27/30	39,996	37,023
	NVR Inc.	3.000%	5/15/30	23,980	21,828
	O'Reilly Automotive Inc.	4.200%	4/1/30	10,716	10,452
	O'Reilly Automotive Inc.	1.750%	3/15/31	133	111
	O'Reilly Automotive Inc.	4.700%	6/15/32	19,672	19,299
	O'Reilly Automotive Inc.	5.000%	8/19/34	22,955	22,715
	Owens Corning	3.875%	6/1/30	7,984	7,621
	Owens Corning	5.700%	6/15/34	21,994	22,736
	PulteGroup Inc.	7.875%	6/15/32	5,490	6,336
	PulteGroup Inc.	6.375%	5/15/33	10,810	11,567
	Ralph Lauren Corp.	2.950%	6/15/30	11,817	10,892
[2]	Rollins Inc.	5.250%	2/24/35	5,880	5,931
	Ross Stores Inc.	1.875%	4/15/31	11,518	9,706
	Sands China Ltd.	4.375%	6/18/30	17,527	16,624
	Sands China Ltd.	3.250%	8/8/31	17,005	14,830
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,882	12,259
	Stanley Black & Decker Inc.	3.000%	5/15/32	12,851	11,280
	Starbucks Corp.	2.250%	3/12/30	21,062	18,792
	Starbucks Corp.	2.550%	11/15/30	35,044	31,301
	Starbucks Corp.	4.900%	2/15/31	9,780	9,897
	Starbucks Corp.	3.000%	2/14/32	26,464	23,620
	Starbucks Corp.	4.800%	2/15/33	9,398	9,382
	Starbucks Corp.	5.000%	2/15/34	14,066	14,081
	Tapestry Inc.	5.100%	3/11/30	18,500	18,568
	Tapestry Inc.	3.050%	3/15/32	12,373	10,789
	TJX Cos. Inc.	3.875%	4/15/30	11,851	11,469
	TJX Cos. Inc.	1.600%	5/15/31	18,696	15,683
	Toyota Motor Corp.	2.362%	3/25/31	1,956	1,733
	Toyota Motor Corp.	5.123%	7/13/33	6,105	6,271
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	36,797	34,774
[1]	Toyota Motor Credit Corp.	4.550%	5/17/30	23,893	23,853
	Toyota Motor Credit Corp.	5.550%	11/20/30	48,393	50,518
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	19,066	16,162
	Toyota Motor Credit Corp.	5.100%	3/21/31	27,439	27,950
	Toyota Motor Credit Corp.	1.900%	9/12/31	19,311	16,276
[1]	Toyota Motor Credit Corp.	4.600%	10/10/31	29,085	28,812
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	5,188	4,464
	Toyota Motor Credit Corp.	4.700%	1/12/33	11,025	10,918

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Motor Credit Corp.	4.800%	1/5/34	2,541	2,521
	Toyota Motor Credit Corp.	5.350%	1/9/35	19,500	19,927
	Tractor Supply Co.	1.750%	11/1/30	17,406	14,794
	Tractor Supply Co.	5.250%	5/15/33	19,875	20,140
	Whirlpool Corp.	2.400%	5/15/31	8,247	6,927
	Whirlpool Corp.	4.700%	5/14/32	8,206	7,729
	Whirlpool Corp.	5.500%	3/1/33	4,055	3,988
	Whirlpool Corp.	5.750%	3/1/34	7,800	7,702
[1]	Yale University	1.482%	4/15/30	12,875	11,189
					3,212,432
Consumer Staples (6.1%)
	Altria Group Inc.	3.400%	5/6/30	7,668	7,138
	Altria Group Inc.	2.450%	2/4/32	48,122	40,552
	Altria Group Inc.	6.875%	11/1/33	12,570	13,925
	Altria Group Inc.	5.625%	2/6/35	12,800	13,019
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	46,933	44,613
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	19,946	20,268
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	27,600	27,795
	Archer-Daniels-Midland Co.	3.250%	3/27/30	21,505	20,178
	Archer-Daniels-Midland Co.	2.900%	3/1/32	25,011	22,119
	Archer-Daniels-Midland Co.	5.935%	10/1/32	4,875	5,248
	Avery Dennison Corp.	2.650%	4/30/30	13,697	12,367
	Avery Dennison Corp.	2.250%	2/15/32	5,695	4,770
	Avery Dennison Corp.	5.750%	3/15/33	10,741	11,149
	BAT Capital Corp.	4.906%	4/2/30	30,263	30,332
	BAT Capital Corp.	6.343%	8/2/30	35,786	38,192
	BAT Capital Corp.	5.834%	2/20/31	23,918	24,880
	BAT Capital Corp.	2.726%	3/25/31	21,421	18,911
	BAT Capital Corp.	4.742%	3/16/32	36,451	35,644
	BAT Capital Corp.	7.750%	10/19/32	18,180	20,919
	BAT Capital Corp.	6.421%	8/2/33	19,535	20,977
	BAT Capital Corp.	6.000%	2/20/34	22,112	23,134
	Brown-Forman Corp.	4.750%	4/15/33	16,612	16,407
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	25,900	23,016
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	20,982	20,245
	Campbell's Co.	2.375%	4/24/30	7,543	6,714
	Campbell's Co.	5.400%	3/21/34	27,055	27,488
	Church & Dwight Co. Inc.	2.300%	12/15/31	26	22
	Church & Dwight Co. Inc.	5.600%	11/15/32	17,265	18,027
	Clorox Co.	1.800%	5/15/30	7,572	6,573
	Clorox Co.	4.600%	5/1/32	20,388	20,082
	Coca-Cola Co.	3.450%	3/25/30	22,443	21,496
	Coca-Cola Co.	1.650%	6/1/30	40,371	35,048
	Coca-Cola Co.	2.000%	3/5/31	25,929	22,621
	Coca-Cola Co.	1.375%	3/15/31	40,852	34,297
	Coca-Cola Co.	2.250%	1/5/32	43,085	37,477
	Coca-Cola Co.	5.000%	5/13/34	17,267	17,615
	Coca-Cola Co.	4.650%	8/14/34	14,350	14,239
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	13,580	13,965
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	13,844	11,232
	Colgate-Palmolive Co.	3.250%	8/15/32	13,443	12,337
	Colgate-Palmolive Co.	4.600%	3/1/33	7,613	7,660
	Conagra Brands Inc.	8.250%	9/15/30	4,829	5,561
	Constellation Brands Inc.	2.875%	5/1/30	11,191	10,175
	Constellation Brands Inc.	2.250%	8/1/31	25,161	21,342
	Constellation Brands Inc.	4.750%	5/9/32	18,621	18,251
	Constellation Brands Inc.	4.900%	5/1/33	22,193	21,762
	Costco Wholesale Corp.	1.600%	4/20/30	42,648	37,166
	Costco Wholesale Corp.	1.750%	4/20/32	33,467	27,863
	Diageo Capital plc	2.000%	4/29/30	21,299	18,767
	Diageo Capital plc	2.125%	4/29/32	9,517	7,977
	Diageo Capital plc	5.500%	1/24/33	22,406	23,185
	Diageo Capital plc	5.625%	10/5/33	24,182	25,284
	Diageo Investment Corp.	7.450%	4/15/35	5,950	7,070
	Dollar General Corp.	3.500%	4/3/30	27,345	25,488
	Dollar General Corp.	5.000%	11/1/32	18,862	18,500
	Dollar General Corp.	5.450%	7/5/33	26,241	26,434
	Dollar Tree Inc.	2.650%	12/1/31	9,697	8,365
	Estee Lauder Cos. Inc.	2.600%	4/15/30	17,176	15,507

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Estee Lauder Cos. Inc.	1.950%	3/15/31	18,309	15,547
	Estee Lauder Cos. Inc.	4.650%	5/15/33	19,403	18,897
	Estee Lauder Cos. Inc.	5.000%	2/14/34	12,054	12,025
	Flowers Foods Inc.	2.400%	3/15/31	12,064	10,398
	General Mills Inc.	2.875%	4/15/30	9,404	8,602
	General Mills Inc.	2.250%	10/14/31	15,360	13,109
	General Mills Inc.	4.950%	3/29/33	26,295	26,149
	General Mills Inc.	5.250%	1/30/35	20,300	20,458
	Haleon US Capital LLC	3.625%	3/24/32	52,576	48,423
	Hershey Co.	1.700%	6/1/30	11,510	10,007
	Hershey Co.	4.950%	2/24/32	8,000	8,105
	Hershey Co.	4.500%	5/4/33	10,782	10,588
	Hormel Foods Corp.	1.800%	6/11/30	25,184	21,890
	Ingredion Inc.	2.900%	6/1/30	16,339	14,921
	J M Smucker Co.	2.375%	3/15/30	6,088	5,456
	J M Smucker Co.	2.125%	3/15/32	2,574	2,137
	J M Smucker Co.	6.200%	11/15/33	27,884	29,808
	JBS USA Holding Lux Sarl	3.750%	12/1/31	17,945	16,310
	JBS USA Holding Lux Sarl	3.625%	1/15/32	28,956	26,123
	JBS USA Holding Lux Sarl	3.000%	5/15/32	1,672	1,439
	JBS USA Holding Lux Sarl	5.750%	4/1/33	53,200	54,201
	JBS USA Holding Lux Sarl	6.750%	3/15/34	35,418	38,475
[2]	JBS USA LUX Sarl	5.950%	4/20/35	12,200	12,616
	Kellanova	2.100%	6/1/30	11,528	10,205
[1]	Kellanova	7.450%	4/1/31	14,334	16,224
	Kellanova	5.250%	3/1/33	10,110	10,261
	Kenvue Inc.	5.000%	3/22/30	23,455	23,873
	Kenvue Inc.	4.900%	3/22/33	37,216	37,306
	Keurig Dr Pepper Inc.	3.200%	5/1/30	19,904	18,476
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/31	18,066	15,665
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/31	17,871	18,202
	Keurig Dr Pepper Inc.	4.050%	4/15/32	23,721	22,571
	Keurig Dr Pepper Inc.	5.300%	3/15/34	10,724	10,933
	Kimberly-Clark Corp.	3.100%	3/26/30	22,620	21,205
	Kimberly-Clark Corp.	2.000%	11/2/31	14,015	12,064
	Kraft Heinz Foods Co.	3.750%	4/1/30	16,776	16,030
	Kraft Heinz Foods Co.	4.250%	3/1/31	12,419	12,049
	Kraft Heinz Foods Co.	6.750%	3/15/32	8,207	9,042
	Kroger Co.	2.200%	5/1/30	14,119	12,492
	Kroger Co.	1.700%	1/15/31	21,713	18,254
	Kroger Co.	7.500%	4/1/31	12,229	13,869
	Kroger Co.	5.000%	9/15/34	54,928	54,241
	McCormick & Co. Inc.	2.500%	4/15/30	7,271	6,516
	McCormick & Co. Inc.	1.850%	2/15/31	7,906	6,672
	McCormick & Co. Inc.	4.950%	4/15/33	14,539	14,468
	McCormick & Co. Inc.	4.700%	10/15/34	13,020	12,491
	Mondelez International Inc.	2.750%	4/13/30	18,803	17,100
	Mondelez International Inc.	1.500%	2/4/31	18,570	15,487
	Mondelez International Inc.	3.000%	3/17/32	25,097	22,290
	Mondelez International Inc.	1.875%	10/15/32	7,139	5,870
	Mondelez International Inc.	4.750%	8/28/34	11,001	10,758
	PepsiCo Inc.	2.750%	3/19/30	21,610	19,937
	PepsiCo Inc.	1.625%	5/1/30	28,296	24,582
	PepsiCo Inc.	1.400%	2/25/31	26,079	21,777
	PepsiCo Inc.	1.950%	10/21/31	34,458	29,321
	PepsiCo Inc.	3.900%	7/18/32	32,083	30,601
	PepsiCo Inc.	4.800%	7/17/34	17,595	17,591
	PepsiCo Inc.	5.000%	2/7/35	31,750	31,968
	Pepsico Singapore Financing I Pte. Ltd.	4.700%	2/16/34	3,442	3,401
	Philip Morris International Inc.	2.100%	5/1/30	24,914	21,978
	Philip Morris International Inc.	5.500%	9/7/30	28,129	29,179
	Philip Morris International Inc.	1.750%	11/1/30	22,694	19,397
	Philip Morris International Inc.	5.125%	2/13/31	40,944	41,662
	Philip Morris International Inc.	4.750%	11/1/31	4,972	4,946
	Philip Morris International Inc.	5.750%	11/17/32	44,422	46,580
	Philip Morris International Inc.	5.375%	2/15/33	67,310	68,876
	Philip Morris International Inc.	5.625%	9/7/33	14,625	15,201
	Philip Morris International Inc.	5.250%	2/13/34	58,989	59,690
	Philip Morris International Inc.	4.900%	11/1/34	11,148	10,983
	Pilgrim's Pride Corp.	4.250%	4/15/31	20,404	19,255

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pilgrim's Pride Corp.	3.500%	3/1/32	25,933	22,972
	Pilgrim's Pride Corp.	6.250%	7/1/33	26,236	27,385
	Pilgrim's Pride Corp.	6.875%	5/15/34	13,302	14,504
	Procter & Gamble Co.	3.000%	3/25/30	46,251	43,468
	Procter & Gamble Co.	1.200%	10/29/30	53,612	45,214
	Procter & Gamble Co.	1.950%	4/23/31	24,377	21,288
	Procter & Gamble Co.	2.300%	2/1/32	1,617	1,420
	Procter & Gamble Co.	4.050%	1/26/33	18,873	18,376
	Procter & Gamble Co.	4.550%	1/29/34	31,472	31,299
	Procter & Gamble Co.	5.800%	8/15/34	218	237
	Sysco Corp.	2.400%	2/15/30	14,165	12,743
	Sysco Corp.	5.950%	4/1/30	18,283	19,182
	Sysco Corp.	5.100%	9/23/30	7,875	7,985
	Sysco Corp.	2.450%	12/14/31	15,876	13,669
	Sysco Corp.	6.000%	1/17/34	12,974	13,847
	Target Corp.	2.650%	9/15/30	13,398	12,167
	Target Corp.	4.500%	9/15/32	21,727	21,364
	Target Corp.	6.350%	11/1/32	11,338	12,550
	Target Corp.	4.400%	1/15/33	15,037	14,640
	Target Corp.	4.500%	9/15/34	15,866	15,361
	Tyson Foods Inc.	5.700%	3/15/34	34,486	35,529
	Tyson Foods Inc.	4.875%	8/15/34	1,100	1,071
	Unilever Capital Corp.	1.750%	8/12/31	12,477	10,543
	Unilever Capital Corp.	5.900%	11/15/32	25,562	27,634
	Unilever Capital Corp.	5.000%	12/8/33	25,345	25,824
	Unilever Capital Corp.	4.625%	8/12/34	34,775	34,206
	Walmart Inc.	7.550%	2/15/30	4	5
	Walmart Inc.	4.000%	4/15/30	13,490	13,359
	Walmart Inc.	1.800%	9/22/31	48,668	41,590
	Walmart Inc.	4.150%	9/9/32	32,652	31,962
	Walmart Inc.	4.100%	4/15/33	46,509	45,181
					3,185,186
Energy (6.9%)
[2]	APA Corp.	6.100%	2/15/35	2,250	2,271
	Apache Corp.	4.250%	1/15/30	14,080	13,453
	Baker Hughes Holdings LLC	4.486%	5/1/30	45	45
	Boardwalk Pipelines LP	3.400%	2/15/31	15,006	13,665
	Boardwalk Pipelines LP	3.600%	9/1/32	3,680	3,294
	Boardwalk Pipelines LP	5.625%	8/1/34	18,180	18,373
	BP Capital Markets America Inc.	3.633%	4/6/30	28,271	26,930
	BP Capital Markets America Inc.	1.749%	8/10/30	30,382	26,217
	BP Capital Markets America Inc.	2.721%	1/12/32	57,668	50,553
	BP Capital Markets America Inc.	4.812%	2/13/33	50,358	49,700
	BP Capital Markets America Inc.	4.893%	9/11/33	44,827	44,253
	BP Capital Markets America Inc.	4.989%	4/10/34	21,272	21,134
	BP Capital Markets America Inc.	5.227%	11/17/34	52,686	53,163
	Burlington Resources LLC	7.200%	8/15/31	1,927	2,180
	Canadian Natural Resources Ltd.	2.950%	7/15/30	25,106	22,633
	Canadian Natural Resources Ltd.	7.200%	1/15/32	12,690	14,028
	Canadian Natural Resources Ltd.	6.450%	6/30/33	10,009	10,679
[2]	Canadian Natural Resources Ltd.	5.400%	12/15/34	6,575	6,528
	Canadian Natural Resources Ltd.	5.850%	2/1/35	12,480	12,725
	Cenovus Energy Inc.	2.650%	1/15/32	11,130	9,411
	Cheniere Energy Inc.	5.650%	4/15/34	40,161	40,855
	Cheniere Energy Partners LP	4.000%	3/1/31	45,664	42,964
	Cheniere Energy Partners LP	3.250%	1/31/32	36,447	32,090
	Cheniere Energy Partners LP	5.950%	6/30/33	43,454	45,074
	Cheniere Energy Partners LP	5.750%	8/15/34	26,756	27,313
	Chevron Corp.	2.236%	5/11/30	31,917	28,563
	Chevron USA Inc.	4.687%	4/15/30	13,359	13,463
	Chevron USA Inc.	4.819%	4/15/32	14,373	14,489
	Chevron USA Inc.	4.980%	4/15/35	6,902	6,962
	ConocoPhillips	2.400%	2/15/31	9,652	8,489
	ConocoPhillips	5.900%	10/15/32	16,889	17,993
	ConocoPhillips Co.	4.850%	1/15/32	25,160	25,138
	ConocoPhillips Co.	5.050%	9/15/33	20,022	20,164
	ConocoPhillips Co.	5.000%	1/15/35	33,335	33,104
	Coterra Energy Inc.	5.600%	3/15/34	13,265	13,425
	Coterra Energy Inc.	5.400%	2/15/35	18,485	18,313

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCP Midstream Operating LP	8.125%	8/16/30	9,955	11,421
	DCP Midstream Operating LP	3.250%	2/15/32	12,867	11,247
	Devon Energy Corp.	7.875%	9/30/31	15,590	17,852
	Devon Energy Corp.	5.200%	9/15/34	32,960	32,032
	Diamondback Energy Inc.	3.125%	3/24/31	25,749	23,317
	Diamondback Energy Inc.	6.250%	3/15/33	18,720	19,832
	Diamondback Energy Inc.	5.400%	4/18/34	38,450	38,645
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	7,500	7,779
	Enbridge Inc.	6.200%	11/15/30	30,368	32,222
	Enbridge Inc.	5.700%	3/8/33	69,638	71,715
	Enbridge Inc.	2.500%	8/1/33	30,232	24,767
	Enbridge Inc.	5.625%	4/5/34	45,712	46,701
	Enbridge Inc.	7.200%	6/27/54	5,434	5,615
	Enbridge Inc.	7.375%	3/15/55	3,095	3,205
[3]	Energy Transfer LP	5.200%	4/1/30	3,017	3,049
	Energy Transfer LP	3.750%	5/15/30	49,735	47,040
	Energy Transfer LP	6.400%	12/1/30	14,045	14,982
	Energy Transfer LP	5.750%	2/15/33	41,496	42,717
	Energy Transfer LP	6.550%	12/1/33	34,819	37,547
	Energy Transfer LP	5.550%	5/15/34	36,073	36,389
	Energy Transfer LP	5.600%	9/1/34	46,520	47,110
	EnLink Midstream LLC	5.650%	9/1/34	21,603	21,855
	Enterprise Products Operating LLC	5.350%	1/31/33	8,060	8,267
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	14,541	16,320
	Enterprise Products Operating LLC	4.850%	1/31/34	38,263	37,820
	Enterprise Products Operating LLC	4.950%	2/15/35	37,555	37,252
	EOG Resources Inc.	4.375%	4/15/30	18,851	18,647
	EQT Corp.	5.750%	2/1/34	23,163	23,642
	Expand Energy Corp.	5.375%	3/15/30	30,205	30,025
	Expand Energy Corp.	4.750%	2/1/32	28,910	27,443
	Expand Energy Corp.	5.700%	1/15/35	19,285	19,465
	Exxon Mobil Corp.	3.482%	3/19/30	48,262	46,215
	Exxon Mobil Corp.	2.610%	10/15/30	60,844	55,138
	Halliburton Co.	2.920%	3/1/30	36,578	33,588
	Helmerich & Payne Inc.	2.900%	9/29/31	27,631	23,553
[2]	Helmerich & Payne Inc.	5.500%	12/1/34	10,735	10,310
	Hess Corp.	7.300%	8/15/31	17,342	19,637
	Hess Corp.	7.125%	3/15/33	12,336	13,992
	HF Sinclair Corp.	4.500%	10/1/30	4,314	4,131
	HF Sinclair Corp.	5.750%	1/15/31	16,500	16,784
	HF Sinclair Corp.	6.250%	1/15/35	19,250	19,630
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	2,544	2,852
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	12,941	14,576
	Kinder Morgan Inc.	2.000%	2/15/31	19,979	17,056
[1]	Kinder Morgan Inc.	7.800%	8/1/31	12,370	14,148
[1]	Kinder Morgan Inc.	7.750%	1/15/32	26,822	30,718
	Kinder Morgan Inc.	4.800%	2/1/33	19,783	19,187
	Kinder Morgan Inc.	5.200%	6/1/33	39,648	39,392
	Kinder Morgan Inc.	5.400%	2/1/34	40,295	40,481
	Marathon Petroleum Corp.	5.150%	3/1/30	15,205	15,309
	Marathon Petroleum Corp.	5.700%	3/1/35	29,790	30,009
	MPLX LP	2.650%	8/15/30	32,192	28,684
	MPLX LP	4.950%	9/1/32	26,451	26,006
	MPLX LP	5.000%	3/1/33	28,887	28,367
	MPLX LP	5.500%	6/1/34	34,779	34,936
	Occidental Petroleum Corp.	8.875%	7/15/30	19,209	22,179
	Occidental Petroleum Corp.	6.625%	9/1/30	37,958	40,170
	Occidental Petroleum Corp.	6.125%	1/1/31	39,223	40,696
	Occidental Petroleum Corp.	7.500%	5/1/31	23,637	26,227
	Occidental Petroleum Corp.	7.875%	9/15/31	9,901	11,170
	Occidental Petroleum Corp.	5.375%	1/1/32	29,518	29,291
	Occidental Petroleum Corp.	5.550%	10/1/34	30,827	30,453
	ONEOK Inc.	3.100%	3/15/30	24,125	22,214
	ONEOK Inc.	3.250%	6/1/30	12,456	11,509
	ONEOK Inc.	5.800%	11/1/30	16,748	17,434
	ONEOK Inc.	6.350%	1/15/31	2,113	2,249
	ONEOK Inc.	4.750%	10/15/31	17,020	16,738
	ONEOK Inc.	6.100%	11/15/32	13,802	14,543
	ONEOK Inc.	6.050%	9/1/33	56,536	59,230
	ONEOK Inc.	5.050%	11/1/34	40,506	39,499

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ovintiv Inc.	8.125%	9/15/30	8,843	10,023
	Ovintiv Inc.	7.200%	11/1/31	10,520	11,485
	Ovintiv Inc.	7.375%	11/1/31	7,582	8,362
	Ovintiv Inc.	6.250%	7/15/33	13,791	14,371
	Ovintiv Inc.	6.500%	8/15/34	19,360	20,429
	Patterson-UTI Energy Inc.	7.150%	10/1/33	10,618	11,251
	Phillips 66	2.150%	12/15/30	22,174	19,196
	Phillips 66 Co.	5.250%	6/15/31	33,480	34,047
	Phillips 66 Co.	5.300%	6/30/33	22,118	22,294
	Pioneer Natural Resources Co.	1.900%	8/15/30	20,850	18,142
	Pioneer Natural Resources Co.	2.150%	1/15/31	16,986	14,791
	Plains All American Pipeline LP	3.800%	9/15/30	27,738	26,131
	Plains All American Pipeline LP	5.700%	9/15/34	14,305	14,617
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	57,602	56,705
	Schlumberger Investment SA	2.650%	6/26/30	44,328	40,350
	Schlumberger Investment SA	4.850%	5/15/33	13,632	13,551
	Schlumberger Investment SA	5.000%	6/1/34	8,317	8,313
[1]	Shell Finance US Inc.	2.750%	4/6/30	38,930	35,721
[2]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	32,120	31,624
	Suncor Energy Inc.	7.150%	2/1/32	14,317	15,783
	Targa Resources Corp.	4.200%	2/1/33	13,894	12,862
	Targa Resources Corp.	6.125%	3/15/33	24,441	25,631
	Targa Resources Corp.	6.500%	3/30/34	22,863	24,557
	Targa Resources Corp.	5.500%	2/15/35	25,050	25,142
	Targa Resources Partners LP	5.500%	3/1/30	23,700	23,976
	Targa Resources Partners LP	4.875%	2/1/31	29,163	28,616
	Targa Resources Partners LP	4.000%	1/15/32	34,243	31,648
	Texas Eastern Transmission LP	7.000%	7/15/32	2,957	3,277
	TotalEnergies Capital SA	5.150%	4/5/34	32,742	33,087
	TotalEnergies Capital SA	4.724%	9/10/34	17,920	17,603
	TransCanada PipeLines Ltd.	4.100%	4/15/30	35,550	34,195
	TransCanada PipeLines Ltd.	4.625%	3/1/34	35,202	33,477
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,847	4,921
	TransCanada PipeLines Ltd.	7.000%	6/1/65	18,752	18,586
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	9,979	9,240
	Valero Energy Corp.	2.800%	12/1/31	15,428	13,481
	Valero Energy Corp.	7.500%	4/15/32	14,718	16,757
	Western Midstream Operating LP	6.150%	4/1/33	21,925	22,723
	Western Midstream Operating LP	5.450%	11/15/34	21,015	20,756
	Williams Cos. Inc.	3.500%	11/15/30	33,066	30,857
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,152	1,286
	Williams Cos. Inc.	2.600%	3/15/31	46,440	40,747
	Williams Cos. Inc.	4.650%	8/15/32	30,263	29,315
	Williams Cos. Inc.	5.650%	3/15/33	25,636	26,351
	Williams Cos. Inc.	5.150%	3/15/34	43,520	43,119
	Woodside Finance Ltd.	5.100%	9/12/34	31,599	31,018
					3,604,269
Financials (32.6%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	33,404	35,277
	AerCap Ireland Capital DAC	3.300%	1/30/32	120,564	106,814
	AerCap Ireland Capital DAC	3.400%	10/29/33	44,147	38,344
	AerCap Ireland Capital DAC	5.300%	1/19/34	16,164	16,162
	AerCap Ireland Capital DAC	4.950%	9/10/34	31,515	30,531
	AerCap Ireland Capital DAC	6.950%	3/10/55	18,890	19,427
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,702	9,934
	Affiliated Managers Group Inc.	5.500%	8/20/34	17,788	17,672
[4]	Aflac Inc.	3.600%	4/1/30	26,727	25,496
	Air Lease Corp.	3.125%	12/1/30	23,609	21,412
[1]	Air Lease Corp.	5.200%	7/15/31	20,090	20,218
[1]	Air Lease Corp.	2.875%	1/15/32	8,881	7,726
	Alleghany Corp.	3.625%	5/15/30	12,456	11,893
	Allstate Corp.	1.450%	12/15/30	23,826	19,808
	Allstate Corp.	5.250%	3/30/33	26,668	27,048
	Allstate Corp.	5.350%	6/1/33	9,559	9,720
[1]	Ally Financial Inc.	8.000%	11/1/31	54,004	61,014
	Ally Financial Inc.	8.000%	11/1/31	13,298	14,960
	Ally Financial Inc.	6.184%	7/26/35	18,160	18,357
	American Express Co.	6.489%	10/30/31	27,352	29,554
	American Express Co.	4.989%	5/26/33	24,160	24,016

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	4.420%	8/3/33	26,027	25,120
	American Express Co.	5.043%	5/1/34	20,243	20,297
	American Express Co.	5.625%	7/28/34	16,377	16,708
	American Express Co.	5.915%	4/25/35	13,785	14,281
	American Express Co.	5.284%	7/26/35	46,402	46,747
	American Express Co.	5.442%	1/30/36	31,145	31,764
	American Financial Group Inc.	5.250%	4/2/30	4,999	5,122
	American International Group Inc.	3.400%	6/30/30	9,999	9,362
	American International Group Inc.	5.125%	3/27/33	28,131	28,326
	Ameriprise Financial Inc.	4.500%	5/13/32	16,672	16,239
	Ameriprise Financial Inc.	5.150%	5/15/33	22,523	22,708
	Ameriprise Financial Inc.	5.200%	4/15/35	20,000	20,099
	Aon Corp.	2.800%	5/15/30	27,192	24,775
	Aon Corp.	2.050%	8/23/31	12,340	10,472
	Aon Corp.	2.600%	12/2/31	12,951	11,264
	Aon Corp.	5.000%	9/12/32	11,420	11,450
	Aon Corp.	5.350%	2/28/33	22,488	22,918
	Aon North America Inc.	5.300%	3/1/31	17,322	17,685
	Aon North America Inc.	5.450%	3/1/34	54,087	55,321
[2]	Apollo Debt Solutions BDC	6.700%	7/29/31	25,577	26,774
[2]	Apollo Debt Solutions BDC	6.550%	3/15/32	12,750	13,140
	Apollo Global Management Inc.	6.375%	11/15/33	13,809	15,087
	Apollo Global Management Inc.	6.000%	12/15/54	12,865	12,516
	Ares Capital Corp.	3.200%	11/15/31	20,883	18,287
[1]	Ares Capital Corp.	5.800%	3/8/32	25,000	25,071
[2]	Ares Strategic Income Fund	6.200%	3/21/32	19,000	19,228
	Arthur J Gallagher & Co.	2.400%	11/9/31	2,375	2,030
	Arthur J Gallagher & Co.	5.000%	2/15/32	6,245	6,233
	Arthur J Gallagher & Co.	5.500%	3/2/33	9,715	9,946
	Arthur J Gallagher & Co.	6.500%	2/15/34	6,529	7,124
	Arthur J Gallagher & Co.	5.450%	7/15/34	15,728	15,987
	Arthur J Gallagher & Co.	5.150%	2/15/35	38,150	37,967
	Assurant Inc.	4.900%	3/27/28	1	1
	Assurant Inc.	3.700%	2/22/30	6,189	5,801
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	12,953	11,677
	Athene Holding Ltd.	6.150%	4/3/30	13,212	13,908
	Athene Holding Ltd.	3.500%	1/15/31	18,924	17,517
	Athene Holding Ltd.	6.650%	2/1/33	15,926	17,074
	Athene Holding Ltd.	5.875%	1/15/34	19,824	20,338
	Athene Holding Ltd.	6.625%	10/15/54	15,280	15,335
	AXA SA	8.600%	12/15/30	28,478	33,583
	AXIS Specialty Finance LLC	3.900%	7/15/29	6,972	6,707
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	6,900	6,907
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	22,520	25,563
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	26,063	26,721
	Banco Santander SA	3.490%	5/28/30	25,704	23,903
	Banco Santander SA	2.749%	12/3/30	45,590	39,830
	Banco Santander SA	2.958%	3/25/31	4,927	4,401
	Banco Santander SA	5.439%	7/15/31	47,907	49,045
	Banco Santander SA	3.225%	11/22/32	3,161	2,769
	Banco Santander SA	6.921%	8/8/33	53,644	57,727
	Banco Santander SA	6.938%	11/7/33	41,666	46,632
	Banco Santander SA	6.350%	3/14/34	40,390	41,880
	Banco Santander SA	6.033%	1/17/35	24,200	25,148
[1]	Bank of America Corp.	3.419%	12/20/28	1	1
[1]	Bank of America Corp.	2.592%	4/29/31	71,372	63,997
[1]	Bank of America Corp.	1.898%	7/23/31	80,439	69,086
[1]	Bank of America Corp.	1.922%	10/24/31	87,129	74,298
[1]	Bank of America Corp.	2.651%	3/11/32	62,756	55,335
	Bank of America Corp.	2.687%	4/22/32	110,249	97,013
	Bank of America Corp.	2.299%	7/21/32	84,319	71,884
	Bank of America Corp.	2.572%	10/20/32	96,129	83,004
[1]	Bank of America Corp.	2.972%	2/4/33	109,358	95,928
	Bank of America Corp.	4.571%	4/27/33	89,946	87,124
[1]	Bank of America Corp.	5.015%	7/22/33	136,992	136,485
	Bank of America Corp.	5.288%	4/25/34	96,315	97,054
	Bank of America Corp.	5.872%	9/15/34	113,087	118,431
	Bank of America Corp.	5.468%	1/23/35	139,312	141,670
[1]	Bank of America Corp.	5.425%	8/15/35	40,184	39,615
	Bank of America Corp.	5.518%	10/25/35	109,922	108,682

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.511%	1/24/36	70,663	72,210
	Bank of America Corp.	5.744%	2/12/36	45,250	45,489
	Bank of America Corp.	2.482%	9/21/36	60,054	50,033
	Bank of America Corp.	3.846%	3/8/37	39,483	35,605
	Bank of Montreal	5.511%	6/4/31	22,812	23,564
	Bank of Montreal	3.088%	1/10/37	32,570	27,703
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	15,834	13,439
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,182	4,501
	Bank of New York Mellon Corp.	5.060%	7/22/32	24,756	25,047
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	26,433	25,308
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	43,741	46,169
	Bank of New York Mellon Corp.	4.706%	2/1/34	24,409	23,899
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	26,497	26,408
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	23,727	26,091
[1]	Bank of New York Mellon Corp.	5.188%	3/14/35	59,104	59,634
	Bank of New York Mellon Corp.	5.606%	7/21/39	10,999	11,234
	Bank of Nova Scotia	4.850%	2/1/30	27,182	27,311
	Bank of Nova Scotia	2.150%	8/1/31	15,072	12,842
	Bank of Nova Scotia	2.450%	2/2/32	24,336	20,881
	Bank of Nova Scotia	4.740%	11/10/32	7,532	7,450
	Bank of Nova Scotia	5.650%	2/1/34	27,312	28,404
	Bank of Nova Scotia	4.588%	5/4/37	28,730	26,709
	BankUnited Inc.	5.125%	6/11/30	7,140	6,982
	Barclays plc	2.645%	6/24/31	3,009	2,674
	Barclays plc	2.667%	3/10/32	22,530	19,657
	Barclays plc	2.894%	11/24/32	23,358	20,303
	Barclays plc	5.746%	8/9/33	36,218	37,037
	Barclays plc	7.437%	11/2/33	67,270	75,486
	Barclays plc	6.224%	5/9/34	59,858	62,852
	Barclays plc	7.119%	6/27/34	47,802	51,796
	Barclays plc	6.692%	9/13/34	45,321	49,146
	Barclays plc	5.335%	9/10/35	53,929	53,129
	Barclays plc	3.564%	9/23/35	3,613	3,261
	Barclays plc	5.785%	2/25/36	39,310	39,927
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	10,975	9,750
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	26,050	22,345
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	21,322	19,216
	BlackRock Funding Inc.	5.000%	3/14/34	32,877	33,219
	Blackrock Inc.	2.400%	4/30/30	26,225	23,695
	Blackrock Inc.	1.900%	1/28/31	35,451	30,522
	Blackrock Inc.	2.100%	2/25/32	17,243	14,552
	Blackrock Inc.	4.750%	5/25/33	32,246	32,181
[2]	Blackstone Private Credit Fund	5.250%	4/1/30	9,095	8,976
	Blackstone Private Credit Fund	6.250%	1/25/31	7,261	7,465
	Blackstone Private Credit Fund	6.000%	1/29/32	25,000	24,962
[2]	Blackstone Private Credit Fund	6.000%	11/22/34	24,490	24,111
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	20,885	20,610
[3]	Blackstone Secured Lending Fund	5.300%	6/30/30	8,700	8,619
[2]	Blue Owl Credit Income Corp.	5.800%	3/15/30	25,825	25,759
	Blue Owl Credit Income Corp.	6.650%	3/15/31	20,002	20,701
	Blue Owl Finance LLC	3.125%	6/10/31	17,693	15,635
	Blue Owl Finance LLC	6.250%	4/18/34	33,616	35,042
	Brighthouse Financial Inc.	5.625%	5/15/30	15,849	16,415
	Brookfield Capital Finance LLC	6.087%	6/14/33	14,800	15,527
	Brookfield Finance I UK plc	2.340%	1/30/32	12,104	10,254
	Brookfield Finance Inc.	4.350%	4/15/30	16,777	16,383
	Brookfield Finance Inc.	2.724%	4/15/31	6,728	5,980
	Brookfield Finance Inc.	6.350%	1/5/34	14,093	15,063
	Brookfield Finance Inc.	5.675%	1/15/35	11,800	12,076
	Brown & Brown Inc.	2.375%	3/15/31	21,733	18,686
	Brown & Brown Inc.	4.200%	3/17/32	16,427	15,502
	Brown & Brown Inc.	5.650%	6/11/34	15,741	16,093
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	26,712	24,517
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	35,481	37,810
[1]	Capital One Financial Corp.	7.624%	10/30/31	35,113	39,309
	Capital One Financial Corp.	2.359%	7/29/32	29,272	24,286
	Capital One Financial Corp.	2.618%	11/2/32	2,086	1,778
	Capital One Financial Corp.	5.268%	5/10/33	38,266	38,101
	Capital One Financial Corp.	5.817%	2/1/34	40,409	41,287
	Capital One Financial Corp.	6.377%	6/8/34	61,706	65,472

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.051%	2/1/35	16,647	17,301
	Capital One Financial Corp.	5.884%	7/26/35	19,321	19,858
	Capital One Financial Corp.	6.183%	1/30/36	43,770	44,569
	Cboe Global Markets Inc.	1.625%	12/15/30	12,726	10,771
	Cboe Global Markets Inc.	3.000%	3/16/32	9,198	8,174
	Charles Schwab Corp.	4.625%	3/22/30	16,205	16,355
	Charles Schwab Corp.	1.650%	3/11/31	26,991	22,605
	Charles Schwab Corp.	2.300%	5/13/31	27,235	23,713
	Charles Schwab Corp.	1.950%	12/1/31	13,934	11,647
	Charles Schwab Corp.	2.900%	3/3/32	34,478	30,314
	Charles Schwab Corp.	5.853%	5/19/34	46,777	48,927
	Charles Schwab Corp.	6.136%	8/24/34	10,546	11,259
	Chubb INA Holdings LLC	1.375%	9/15/30	34,054	28,814
	Chubb INA Holdings LLC	5.000%	3/15/34	44,681	44,791
	CI Financial Corp.	3.200%	12/17/30	21,601	18,807
[1]	Citibank NA	5.570%	4/30/34	57,537	59,460
[1]	Citigroup Inc.	4.412%	3/31/31	117,454	114,475
[1]	Citigroup Inc.	2.572%	6/3/31	88,713	78,931
	Citigroup Inc.	2.561%	5/1/32	55,416	48,095
	Citigroup Inc.	6.625%	6/15/32	29,344	31,749
	Citigroup Inc.	2.520%	11/3/32	19,295	16,525
	Citigroup Inc.	3.057%	1/25/33	78,035	68,505
	Citigroup Inc.	3.785%	3/17/33	96,236	88,322
	Citigroup Inc.	4.910%	5/24/33	44,318	43,553
	Citigroup Inc.	6.000%	10/31/33	16,600	17,356
	Citigroup Inc.	6.270%	11/17/33	86,637	92,383
	Citigroup Inc.	6.174%	5/25/34	98,063	101,031
	Citigroup Inc.	5.827%	2/13/35	67,636	67,870
	Citigroup Inc.	5.449%	6/11/35	54,209	54,983
	Citigroup Inc.	6.020%	1/24/36	76,560	77,860
	Citigroup Inc.	5.411%	9/19/39	17,998	17,404
	Citizens Financial Group Inc.	2.500%	2/6/30	6,854	6,105
	Citizens Financial Group Inc.	3.250%	4/30/30	9,889	9,083
[3]	Citizens Financial Group Inc.	5.253%	3/5/31	18,800	18,962
	Citizens Financial Group Inc.	5.718%	7/23/32	45,223	46,231
	Citizens Financial Group Inc.	2.638%	9/30/32	12,645	10,509
	Citizens Financial Group Inc.	6.645%	4/25/35	21,207	22,829
	Citizens Financial Group Inc.	5.641%	5/21/37	10,267	10,150
	CME Group Inc.	2.650%	3/15/32	19,374	17,027
	CNA Financial Corp.	2.050%	8/15/30	2,003	1,740
	CNA Financial Corp.	5.500%	6/15/33	13,083	13,368
	CNA Financial Corp.	5.125%	2/15/34	13,800	13,710
	CNO Financial Group Inc.	6.450%	6/15/34	23,115	24,453
	Comerica Bank	5.332%	8/25/33	7,994	7,745
	Corebridge Financial Inc.	3.900%	4/5/32	41,003	38,071
	Corebridge Financial Inc.	6.050%	9/15/33	6,176	6,490
	Corebridge Financial Inc.	5.750%	1/15/34	30,595	31,722
	Corebridge Financial Inc.	6.375%	9/15/54	19,600	19,632
	Credit Suisse USA LLC	7.125%	7/15/32	26,460	29,814
[1]	Deutsche Bank AG	3.547%	9/18/31	43,373	39,982
	Deutsche Bank AG	3.729%	1/14/32	35,558	31,932
	Deutsche Bank AG	3.035%	5/28/32	26,768	23,513
	Deutsche Bank AG	3.742%	1/7/33	36,911	32,273
	Deutsche Bank AG	7.079%	2/10/34	37,973	40,052
	Deutsche Bank AG	5.403%	9/11/35	33,721	33,053
	Discover Financial Services	6.700%	11/29/32	25,377	27,500
	Discover Financial Services	7.964%	11/2/34	31,445	36,449
	Enstar Group Ltd.	4.950%	6/1/29	1	1
	Enstar Group Ltd.	3.100%	9/1/31	4,708	4,087
	Equitable Holdings Inc.	5.594%	1/11/33	14,821	15,259
	F&G Annuities & Life Inc.	6.250%	10/4/34	12,764	12,744
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	7,505	7,395
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	10,718	9,757
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	21,482	22,062
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	20,407	21,379
	Fidelity National Financial Inc.	4.500%	8/15/28	1,973	1,953
	Fidelity National Financial Inc.	3.400%	6/15/30	16,972	15,640
	Fidelity National Financial Inc.	2.450%	3/15/31	14,994	12,932
	Fifth Third Bancorp	5.631%	1/29/32	25,442	26,215
	Fifth Third Bancorp	4.337%	4/25/33	16,747	15,869

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	First American Financial Corp.	4.000%	5/15/30	10,671	10,122
	First American Financial Corp.	2.400%	8/15/31	17,385	14,637
	First American Financial Corp.	5.450%	9/30/34	11,655	11,524
[1]	First Horizon Bank	5.750%	5/1/30	9,732	9,849
	Franklin Resources Inc.	1.600%	10/30/30	21,948	18,540
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	GATX Corp.	4.000%	6/30/30	4,614	4,436
	GATX Corp.	1.900%	6/1/31	10,640	8,903
	GATX Corp.	3.500%	6/1/32	3,909	3,531
	GATX Corp.	4.900%	3/15/33	10,222	10,095
	GATX Corp.	5.450%	9/15/33	11,288	11,502
	GATX Corp.	6.050%	3/15/34	11,931	12,626
	GATX Corp.	6.900%	5/1/34	11,567	12,934
	Global Payments Inc.	2.900%	5/15/30	27,566	24,968
	Global Payments Inc.	2.900%	11/15/31	22,662	19,864
	Global Payments Inc.	5.400%	8/15/32	22,599	23,018
	Globe Life Inc.	4.800%	6/15/32	4,437	4,362
	Goldman Sachs Capital I	6.345%	2/15/34	11,386	12,105
	Goldman Sachs Group Inc.	3.800%	3/15/30	67,556	64,627
	Goldman Sachs Group Inc.	1.992%	1/27/32	38,610	32,695
	Goldman Sachs Group Inc.	2.615%	4/22/32	99,765	87,131
	Goldman Sachs Group Inc.	2.383%	7/21/32	107,027	91,654
	Goldman Sachs Group Inc.	2.650%	10/21/32	87,928	76,032
	Goldman Sachs Group Inc.	6.125%	2/15/33	43,096	46,640
	Goldman Sachs Group Inc.	3.102%	2/24/33	91,655	80,792
	Goldman Sachs Group Inc.	6.561%	10/24/34	5,636	6,169
	Goldman Sachs Group Inc.	5.851%	4/25/35	76,439	79,429
	Goldman Sachs Group Inc.	5.330%	7/23/35	71,317	71,354
	Goldman Sachs Group Inc.	5.016%	10/23/35	90,690	88,660
	Goldman Sachs Group Inc.	5.536%	1/28/36	87,250	88,803
[2]	Golub Capital Private Credit Fund	5.875%	5/1/30	3,250	3,251
[2]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	25,395	25,427
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,635	6,709
[2]	HPS Corporate Lending Fund	5.950%	4/14/32	15,750	15,813
	HSBC Holdings plc	4.950%	3/31/30	70,196	70,393
[3]	HSBC Holdings plc	5.130%	3/3/31	9,000	9,020
[1]	HSBC Holdings plc	2.848%	6/4/31	20,530	18,409
[1]	HSBC Holdings plc	2.357%	8/18/31	31,593	27,437
	HSBC Holdings plc	5.733%	5/17/32	47,524	48,868
	HSBC Holdings plc	2.804%	5/24/32	88,929	77,622
	HSBC Holdings plc	2.871%	11/22/32	34,258	29,749
	HSBC Holdings plc	4.762%	3/29/33	54,061	51,687
	HSBC Holdings plc	5.402%	8/11/33	67,583	68,316
	HSBC Holdings plc	8.113%	11/3/33	62,269	71,576
	HSBC Holdings plc	6.254%	3/9/34	68,312	72,462
	HSBC Holdings plc	6.547%	6/20/34	52,438	55,188
	HSBC Holdings plc	7.399%	11/13/34	47,838	53,013
	HSBC Holdings plc	5.719%	3/4/35	19,568	20,128
	HSBC Holdings plc	5.874%	11/18/35	45,297	45,158
[3]	HSBC Holdings plc	5.450%	3/3/36	17,570	17,535
	Huntington Bancshares Inc.	2.550%	2/4/30	11,151	10,003
	Huntington Bancshares Inc.	5.023%	5/17/33	18,074	17,755
	Huntington Bancshares Inc.	5.709%	2/2/35	28,110	28,657
	Huntington Bancshares Inc.	2.487%	8/15/36	8,250	6,831
	Huntington Bancshares Inc.	6.141%	11/18/39	19,230	19,608
	ING Groep NV	2.727%	4/1/32	19,910	17,565
	ING Groep NV	4.252%	3/28/33	26,656	25,276
	ING Groep NV	6.114%	9/11/34	24,806	26,172
	ING Groep NV	5.550%	3/19/35	40,805	41,496
	Intercontinental Exchange Inc.	2.100%	6/15/30	43,299	38,152
	Intercontinental Exchange Inc.	1.850%	9/15/32	42,249	34,203
	Intercontinental Exchange Inc.	4.600%	3/15/33	44,390	43,356
	Jackson Financial Inc.	3.125%	11/23/31	8,365	7,328
	Jackson Financial Inc.	5.670%	6/8/32	9,668	9,882
[2]	Janus Henderson US Holdings Inc.	5.450%	9/10/34	10,410	10,167
	Jefferies Financial Group Inc.	2.625%	10/15/31	32,540	27,886
	Jefferies Financial Group Inc.	2.750%	10/15/32	7,874	6,570
	Jefferies Financial Group Inc.	6.200%	4/14/34	40,424	41,991
[1]	JPMorgan Chase & Co.	8.750%	9/1/30	3,913	4,631
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	88,246	87,160

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	57,556	51,626
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	76,993	69,837
	JPMorgan Chase & Co.	1.764%	11/19/31	56,022	47,462
	JPMorgan Chase & Co.	1.953%	2/4/32	91,160	77,483
	JPMorgan Chase & Co.	2.580%	4/22/32	96,185	84,408
	JPMorgan Chase & Co.	2.545%	11/8/32	55,713	48,201
	JPMorgan Chase & Co.	2.963%	1/25/33	94,894	83,829
	JPMorgan Chase & Co.	4.586%	4/26/33	52,904	51,623
	JPMorgan Chase & Co.	4.912%	7/25/33	133,030	132,356
	JPMorgan Chase & Co.	5.717%	9/14/33	91,688	94,681
	JPMorgan Chase & Co.	5.350%	6/1/34	122,010	124,105
	JPMorgan Chase & Co.	6.254%	10/23/34	85,752	92,362
	JPMorgan Chase & Co.	5.336%	1/23/35	72,449	73,447
	JPMorgan Chase & Co.	5.766%	4/22/35	72,314	75,469
	JPMorgan Chase & Co.	5.294%	7/22/35	86,308	87,009
	JPMorgan Chase & Co.	4.946%	10/22/35	68,995	67,811
	JPMorgan Chase & Co.	5.502%	1/24/36	62,000	63,663
	Kemper Corp.	2.400%	9/30/30	10,752	9,310
	Kemper Corp.	3.800%	2/23/32	10,367	9,326
[1]	KeyBank NA	4.900%	8/8/32	19,874	19,264
	KeyBank NA	5.000%	1/26/33	22,864	22,450
[1,3]	KeyCorp	5.121%	4/4/31	14,000	14,069
[1]	KeyCorp	4.789%	6/1/33	18,267	17,571
	KeyCorp	6.401%	3/6/35	30,602	32,614
	Lazard Group LLC	6.000%	3/15/31	10,700	11,153
	Lincoln National Corp.	3.400%	1/15/31	10,600	9,742
	Lincoln National Corp.	3.400%	3/1/32	4,416	3,970
	Lincoln National Corp.	5.852%	3/15/34	9,504	9,849
	Lloyds Banking Group plc	4.976%	8/11/33	33,626	33,136
	Lloyds Banking Group plc	7.953%	11/15/33	22,334	25,556
	Lloyds Banking Group plc	5.679%	1/5/35	49,075	50,075
	Lloyds Banking Group plc	5.590%	11/26/35	17,745	18,009
	Loews Corp.	3.200%	5/15/30	8,640	8,061
	LPL Holdings Inc.	5.200%	3/15/30	5,900	5,918
	LPL Holdings Inc.	6.000%	5/20/34	13,265	13,608
	LPL Holdings Inc.	5.650%	3/15/35	9,000	9,039
	M&T Bank Corp.	6.082%	3/13/32	25,403	26,484
	M&T Bank Corp.	5.053%	1/27/34	28,137	27,541
[1]	M&T Bank Corp.	5.385%	1/16/36	24,990	24,794
	Manulife Financial Corp.	3.703%	3/16/32	19,387	18,100
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	20,850	20,807
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	20,035	17,615
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	24,950	24,987
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	11,711	10,035
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	11,704	12,323
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	20,051	20,649
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	16,732	16,929
	Mastercard Inc.	3.350%	3/26/30	37,522	35,527
	Mastercard Inc.	1.900%	3/15/31	16,183	14,015
	Mastercard Inc.	2.000%	11/18/31	25,308	21,561
	Mastercard Inc.	4.350%	1/15/32	42,851	42,030
	Mastercard Inc.	4.950%	3/15/32	17,700	17,954
	Mastercard Inc.	4.850%	3/9/33	8,628	8,678
	Mastercard Inc.	4.875%	5/9/34	27,436	27,510
	Mastercard Inc.	4.550%	1/15/35	31,934	31,166
	MetLife Inc.	4.550%	3/23/30	29,407	29,379
	MetLife Inc.	6.500%	12/15/32	13,550	15,034
	MetLife Inc.	5.375%	7/15/33	25,668	26,493
	MetLife Inc.	6.375%	6/15/34	498	547
	MetLife Inc.	5.300%	12/15/34	36,933	37,624
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	31,700	28,638
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	43,939	38,297
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	51,374	44,027
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	14,646	12,641
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	26,444	23,161
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	15,446	14,807
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	43,319	43,680
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	20,399	20,973
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	26,422	27,176
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	21,124	21,737

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	46,588	47,362
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	28,890	29,636
	Mizuho Financial Group Inc.	5.098%	5/13/31	7,000	7,084
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	2,466	2,206
	Mizuho Financial Group Inc.	5.739%	5/27/31	23,386	24,307
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	9,883	8,630
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	23,874	20,500
	Mizuho Financial Group Inc.	2.564%	9/13/31	26,665	22,902
	Mizuho Financial Group Inc.	2.172%	5/22/32	13,853	11,806
	Mizuho Financial Group Inc.	2.260%	7/9/32	11,148	9,512
	Mizuho Financial Group Inc.	5.669%	9/13/33	24,198	25,087
	Mizuho Financial Group Inc.	5.754%	5/27/34	24,513	25,518
	Mizuho Financial Group Inc.	5.748%	7/6/34	32,890	34,196
	Mizuho Financial Group Inc.	5.579%	5/26/35	8,213	8,467
	Mizuho Financial Group Inc.	5.594%	7/10/35	12,175	12,503
[1]	Morgan Stanley	3.622%	4/1/31	59,228	55,913
[1]	Morgan Stanley	1.794%	2/13/32	58,484	48,901
	Morgan Stanley	7.250%	4/1/32	40,548	46,305
[1]	Morgan Stanley	1.928%	4/28/32	68,910	57,738
[1]	Morgan Stanley	2.239%	7/21/32	73,630	62,565
[1]	Morgan Stanley	2.511%	10/20/32	53,928	46,371
	Morgan Stanley	2.943%	1/21/33	50,936	44,661
	Morgan Stanley	4.889%	7/20/33	60,338	59,588
	Morgan Stanley	6.342%	10/18/33	91,119	98,131
[1]	Morgan Stanley	5.250%	4/21/34	95,901	96,360
[1]	Morgan Stanley	5.424%	7/21/34	76,905	78,133
	Morgan Stanley	6.627%	11/1/34	54,632	59,809
	Morgan Stanley	5.466%	1/18/35	74,556	75,764
	Morgan Stanley	5.831%	4/19/35	77,041	80,131
	Morgan Stanley	5.320%	7/19/35	71,360	71,736
	Morgan Stanley	5.587%	1/18/36	75,450	77,358
	Morgan Stanley	2.484%	9/16/36	92,322	76,702
	Morgan Stanley	5.297%	4/20/37	38,080	37,615
	Morgan Stanley	5.948%	1/19/38	57,082	58,233
	Morgan Stanley	5.942%	2/7/39	27,240	27,725
	Nasdaq Inc.	1.650%	1/15/31	21,246	17,939
	Nasdaq Inc.	5.550%	2/15/34	27,406	28,390
	NatWest Group plc	6.016%	3/2/34	26,563	27,757
	NatWest Group plc	5.778%	3/1/35	32,268	33,149
[1]	NatWest Group plc	3.032%	11/28/35	16,931	14,983
	Nomura Holdings Inc.	2.679%	7/16/30	28,176	25,147
	Nomura Holdings Inc.	2.608%	7/14/31	20,256	17,572
	Nomura Holdings Inc.	2.999%	1/22/32	19,147	16,802
	Nomura Holdings Inc.	6.181%	1/18/33	19,556	20,732
	Nomura Holdings Inc.	6.087%	7/12/33	6,134	6,502
	Nomura Holdings Inc.	5.783%	7/3/34	30,775	31,795
	Northern Trust Corp.	1.950%	5/1/30	26,406	23,244
	Northern Trust Corp.	6.125%	11/2/32	26,513	28,531
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/30	7,650	7,862
	Old Republic International Corp.	5.750%	3/28/34	8,630	8,855
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	12,866	11,116
	ORIX Corp.	4.000%	4/13/32	12,913	12,187
	ORIX Corp.	5.200%	9/13/32	11,931	12,125
	ORIX Corp.	5.400%	2/25/35	13,800	14,054
	PartnerRe Finance B LLC	4.500%	10/1/50	5,886	5,461
	PayPal Holdings Inc.	2.300%	6/1/30	31,377	28,004
	PayPal Holdings Inc.	4.400%	6/1/32	6,931	6,756
	PayPal Holdings Inc.	5.150%	6/1/34	21,945	22,185
	PNC Financial Services Group Inc.	2.307%	4/23/32	20,405	17,543
	PNC Financial Services Group Inc.	4.812%	10/21/32	42,191	41,799
	PNC Financial Services Group Inc.	4.626%	6/6/33	25,875	24,746
	PNC Financial Services Group Inc.	6.037%	10/28/33	29,976	31,608
	PNC Financial Services Group Inc.	5.068%	1/24/34	42,839	42,642
	PNC Financial Services Group Inc.	5.939%	8/18/34	21,894	22,984
	PNC Financial Services Group Inc.	6.875%	10/20/34	71,075	78,958
	PNC Financial Services Group Inc.	5.676%	1/22/35	44,699	46,043
	PNC Financial Services Group Inc.	5.401%	7/23/35	23,659	23,881
	PNC Financial Services Group Inc.	5.575%	1/29/36	54,000	55,294
	Primerica Inc.	2.800%	11/19/31	15,608	13,571

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	2.125%	6/15/30	12,415	10,902
	Principal Financial Group Inc.	5.375%	3/15/33	15,553	15,916
	Progressive Corp.	3.200%	3/26/30	6,090	5,720
	Progressive Corp.	3.000%	3/15/32	15,212	13,591
	Progressive Corp.	6.250%	12/1/32	5,230	5,716
	Progressive Corp.	4.950%	6/15/33	18,133	18,259
[1]	Prudential Financial Inc.	2.100%	3/10/30	14,062	12,573
[1]	Prudential Financial Inc.	5.750%	7/15/33	8,003	8,492
[1]	Prudential Financial Inc.	3.700%	10/1/50	19,430	17,428
	Prudential Financial Inc.	5.125%	3/1/52	27,700	26,396
	Prudential Financial Inc.	6.000%	9/1/52	33,222	33,229
	Prudential Financial Inc.	6.750%	3/1/53	1,467	1,531
	Prudential Financial Inc.	6.500%	3/15/54	30,209	31,014
	Prudential Funding Asia plc	3.125%	4/14/30	25,411	23,573
	Prudential Funding Asia plc	3.625%	3/24/32	8,752	8,091
	Raymond James Financial Inc.	4.650%	4/1/30	10,474	10,463
	Regions Financial Corp.	5.502%	9/6/35	27,612	27,534
	Reinsurance Group of America Inc.	3.150%	6/15/30	16,110	14,815
	Reinsurance Group of America Inc.	6.000%	9/15/33	10,866	11,336
	Reinsurance Group of America Inc.	5.750%	9/15/34	16,029	16,439
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	19,290	19,765
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	5,400	5,551
[1]	Royal Bank of Canada	5.153%	2/4/31	28,000	28,388
[1]	Royal Bank of Canada	2.300%	11/3/31	42,562	36,630
	Royal Bank of Canada	3.875%	5/4/32	26,093	24,508
[1]	Royal Bank of Canada	5.000%	2/1/33	51,666	51,875
[1]	Royal Bank of Canada	5.000%	5/2/33	12,045	12,085
[1]	Royal Bank of Canada	5.150%	2/1/34	32,208	32,569
	Santander Holdings USA Inc.	7.660%	11/9/31	13,420	14,922
	Santander Holdings USA Inc.	6.342%	5/31/35	15,576	16,184
	Santander UK Group Holdings plc	5.694%	4/15/31	22,000	22,508
	Santander UK Group Holdings plc	2.896%	3/15/32	21,535	18,938
	Selective Insurance Group Inc.	5.900%	4/15/35	2,570	2,621
[2]	Sixth Street Lending Partners	6.125%	7/15/30	25,650	26,027
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	2,400	2,401
	State Street Corp.	2.200%	3/3/31	28,486	24,761
	State Street Corp.	3.152%	3/30/31	9,623	8,972
	State Street Corp.	4.675%	10/22/32	21,528	21,233
	State Street Corp.	4.421%	5/13/33	10,997	10,646
	State Street Corp.	4.164%	8/4/33	18,660	17,701
	State Street Corp.	4.821%	1/26/34	24,658	24,322
	State Street Corp.	5.159%	5/18/34	31,271	31,536
	State Street Corp.	6.123%	11/21/34	4,425	4,686
	State Street Corp.	5.146%	2/28/36	28,300	28,430
	Stewart Information Services Corp.	3.600%	11/15/31	8,983	7,997
	Stifel Financial Corp.	4.000%	5/15/30	8,098	7,750
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	45,065	41,127
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	36,274	31,694
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	1,646	1,725
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	26,845	23,333
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	2,444	2,052
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	2,030	2,087
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	24,327	20,720
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	12,250	12,569
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	47,763	50,004
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	25,476	26,775
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	19,254	20,349
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	45,552	47,013
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/35	25,121	25,978
	Synchrony Financial	2.875%	10/28/31	19,452	16,586
[1]	Toronto-Dominion Bank	2.000%	9/10/31	24,915	21,185
[1]	Toronto-Dominion Bank	2.450%	1/12/32	17,618	15,053
	Toronto-Dominion Bank	5.298%	1/30/32	6,100	6,216
[1]	Toronto-Dominion Bank	3.200%	3/10/32	37,375	33,447
	Toronto-Dominion Bank	4.456%	6/8/32	52,715	50,972
	TPG Operating Group II LP	5.875%	3/5/34	16,215	16,770
	Travelers Property Casualty Corp.	6.375%	3/15/33	17,365	19,314
[1]	Truist Bank	2.250%	3/11/30	26,321	23,167
[1]	Truist Financial Corp.	1.950%	6/5/30	20,572	17,891
[1]	Truist Financial Corp.	4.916%	7/28/33	33,971	32,688

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Truist Financial Corp.	6.123%	10/28/33	24,433	25,853
[1]	Truist Financial Corp.	5.122%	1/26/34	43,436	42,988
[1]	Truist Financial Corp.	5.867%	6/8/34	48,734	50,581
[1]	Truist Financial Corp.	5.711%	1/24/35	41,062	42,170
[1]	US Bancorp	1.375%	7/22/30	38,002	32,009
[1]	US Bancorp	2.677%	1/27/33	23,255	20,007
[1]	US Bancorp	4.967%	7/22/33	33,145	32,351
	US Bancorp	5.850%	10/21/33	16,422	17,102
	US Bancorp	4.839%	2/1/34	37,369	36,410
	US Bancorp	5.836%	6/12/34	53,996	56,056
	US Bancorp	5.678%	1/23/35	62,960	64,699
	US Bancorp	5.424%	2/12/36	10,200	10,325
	US Bancorp	2.491%	11/3/36	33,407	27,700
	Visa Inc.	2.050%	4/15/30	33,514	29,921
	Visa Inc.	1.100%	2/15/31	28,051	23,264
	Voya Financial Inc.	5.000%	9/20/34	4,060	3,953
[1]	Wells Fargo & Co.	3.196%	6/17/27	184	181
[1]	Wells Fargo & Co.	4.478%	4/4/31	71,085	69,813
[1]	Wells Fargo & Co.	3.350%	3/2/33	80,409	72,106
[1]	Wells Fargo & Co.	4.897%	7/25/33	98,984	97,449
	Wells Fargo & Co.	5.389%	4/24/34	101,296	102,355
[1]	Wells Fargo & Co.	5.557%	7/25/34	118,662	120,952
	Wells Fargo & Co.	6.491%	10/23/34	91,311	98,938
	Wells Fargo & Co.	5.499%	1/23/35	87,111	88,603
	Wells Fargo & Co.	5.211%	12/3/35	56,385	56,222
	Western Union Co.	2.750%	3/15/31	3,642	3,148
	Westpac Banking Corp.	2.150%	6/3/31	28,563	24,837
	Westpac Banking Corp.	5.405%	8/10/33	28,713	28,783
	Westpac Banking Corp.	6.820%	11/17/33	18,861	20,786
	Westpac Banking Corp.	2.668%	11/15/35	44,699	38,926
[1]	Westpac Banking Corp.	5.618%	11/20/35	38,415	38,563
	Westpac Banking Corp.	3.020%	11/18/36	22,718	19,767
	Willis North America Inc.	5.350%	5/15/33	26,398	26,736
	Zions Bancorp NA	6.816%	11/19/35	12,561	12,998
					16,917,108
Health Care (8.9%)
	Abbott Laboratories	1.400%	6/30/30	17,042	14,674
	AbbVie Inc.	4.950%	3/15/31	53,122	53,966
	AbbVie Inc.	5.050%	3/15/34	90,463	91,333
	AbbVie Inc.	5.200%	3/15/35	11,000	11,229
	AbbVie Inc.	4.500%	5/14/35	18,260	17,585
	Adventist Health System	5.430%	3/1/32	9,180	9,343
	Adventist Health System	5.757%	12/1/34	12,840	13,177
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	3,997	3,552
	Agilent Technologies Inc.	2.100%	6/4/30	2,276	1,998
	Agilent Technologies Inc.	2.300%	3/12/31	21,661	18,805
	Agilent Technologies Inc.	4.750%	9/9/34	15,150	14,758
	Amgen Inc.	2.450%	2/21/30	13,083	11,787
	Amgen Inc.	5.250%	3/2/30	48,867	49,966
	Amgen Inc.	2.300%	2/25/31	25,691	22,374
	Amgen Inc.	2.000%	1/15/32	28,697	23,945
	Amgen Inc.	3.350%	2/22/32	28,240	25,684
	Amgen Inc.	4.200%	3/1/33	13,156	12,467
	Amgen Inc.	5.250%	3/2/33	120,444	122,265
	AstraZeneca Finance LLC	4.900%	3/3/30	1,205	1,225
	AstraZeneca Finance LLC	4.900%	2/26/31	31,104	31,621
	AstraZeneca Finance LLC	2.250%	5/28/31	27,344	23,865
	AstraZeneca Finance LLC	4.875%	3/3/33	17,519	17,630
	AstraZeneca Finance LLC	5.000%	2/26/34	31,261	31,641
	AstraZeneca plc	1.375%	8/6/30	35,362	29,988
	Banner Health	1.897%	1/1/31	3,988	3,430
	Baxter International Inc.	3.950%	4/1/30	13,264	12,827
	Baxter International Inc.	1.730%	4/1/31	8,033	6,706
	Baxter International Inc.	2.539%	2/1/32	50,311	43,178
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	5,411	4,647
	Becton Dickinson & Co.	2.823%	5/20/30	22,741	20,707
	Becton Dickinson & Co.	1.957%	2/11/31	31,231	26,638
	Becton Dickinson & Co.	4.298%	8/22/32	14,626	14,015
	Becton Dickinson & Co.	5.110%	2/8/34	9,147	9,153

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Biogen Inc.	2.250%	5/1/30	36,595	32,217
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	20,934	19,003
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	7,900	7,507
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	7,502	6,424
	Boston Scientific Corp.	2.650%	6/1/30	35,039	31,892
	Bristol-Myers Squibb Co.	1.450%	11/13/30	37,678	31,861
	Bristol-Myers Squibb Co.	5.750%	2/1/31	6,730	7,104
	Bristol-Myers Squibb Co.	5.100%	2/22/31	39,069	39,963
	Bristol-Myers Squibb Co.	2.950%	3/15/32	51,576	45,927
	Bristol-Myers Squibb Co.	5.900%	11/15/33	10,988	11,739
	Bristol-Myers Squibb Co.	5.200%	2/22/34	74,439	75,850
	Cardinal Health Inc.	5.450%	2/15/34	13,872	14,123
	Cardinal Health Inc.	5.350%	11/15/34	26,440	26,616
[1]	Cedars-Sinai Health System	2.288%	8/15/31	6,155	5,301
	Cencora Inc.	2.800%	5/15/30	13,345	12,161
	Cencora Inc.	2.700%	3/15/31	33,529	29,749
	Cencora Inc.	5.125%	2/15/34	5,913	5,911
	Cencora Inc.	5.150%	2/15/35	24,900	24,814
	Centene Corp.	3.000%	10/15/30	64,830	56,798
	Centene Corp.	2.500%	3/1/31	63,432	53,573
	Centene Corp.	2.625%	8/1/31	37,158	31,312
	Cigna Group	2.400%	3/15/30	28,185	25,232
	Cigna Group	2.375%	3/15/31	43,166	37,541
	Cigna Group	5.125%	5/15/31	23,952	24,253
	Cigna Group	5.400%	3/15/33	17,569	17,919
	Cigna Group	5.250%	2/15/34	32,171	32,413
	CommonSpirit Health	2.782%	10/1/30	1,250	1,122
	CommonSpirit Health	5.205%	12/1/31	27,155	27,551
	CommonSpirit Health	5.318%	12/1/34	21,335	21,569
	CVS Health Corp.	3.750%	4/1/30	36,648	34,572
	CVS Health Corp.	1.750%	8/21/30	40,792	34,450
	CVS Health Corp.	5.250%	1/30/31	22,033	22,184
	CVS Health Corp.	1.875%	2/28/31	34,236	28,502
	CVS Health Corp.	5.550%	6/1/31	11,037	11,261
	CVS Health Corp.	2.125%	9/15/31	20,905	17,370
	CVS Health Corp.	5.250%	2/21/33	54,020	53,536
	CVS Health Corp.	5.300%	6/1/33	30,602	30,385
	CVS Health Corp.	5.700%	6/1/34	29,625	30,231
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	20,829	18,704
	Elevance Health Inc.	4.101%	3/1/28	1	1
	Elevance Health Inc.	2.250%	5/15/30	28,554	25,305
	Elevance Health Inc.	2.550%	3/15/31	31,155	27,413
	Elevance Health Inc.	4.950%	11/1/31	19,891	19,898
	Elevance Health Inc.	4.100%	5/15/32	5,576	5,271
	Elevance Health Inc.	5.500%	10/15/32	8,363	8,615
	Elevance Health Inc.	4.750%	2/15/33	30,650	30,005
	Elevance Health Inc.	5.375%	6/15/34	35,771	36,248
	Elevance Health Inc.	5.950%	12/15/34	3,240	3,415
	Elevance Health Inc.	5.200%	2/15/35	30,412	30,417
	Eli Lilly & Co.	4.900%	2/12/32	26,000	26,392
	Eli Lilly & Co.	4.700%	2/27/33	17,930	17,957
	Eli Lilly & Co.	4.700%	2/9/34	44,190	43,782
	Eli Lilly & Co.	4.600%	8/14/34	32,672	32,235
	GE HealthCare Technologies Inc.	5.857%	3/15/30	27,368	28,602
	GE HealthCare Technologies Inc.	5.905%	11/22/32	46,375	49,033
	Gilead Sciences Inc.	1.650%	10/1/30	33,522	28,587
	Gilead Sciences Inc.	5.250%	10/15/33	13,664	13,977
	Gilead Sciences Inc.	5.100%	6/15/35	4,600	4,644
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1	1
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	6,481	6,758
	HCA Inc.	3.500%	9/1/30	73,169	67,942
	HCA Inc.	5.450%	4/1/31	55,492	56,442
	HCA Inc.	2.375%	7/15/31	24,454	20,827
	HCA Inc.	5.500%	3/1/32	19,050	19,308
	HCA Inc.	3.625%	3/15/32	37,522	33,914
	HCA Inc.	5.500%	6/1/33	29,662	29,930
	HCA Inc.	5.600%	4/1/34	35,693	35,995
	HCA Inc.	5.450%	9/15/34	35,982	35,834
	HCA Inc.	5.750%	3/1/35	20,085	20,476
	Humana Inc.	4.875%	4/1/30	11,000	10,960

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	5.375%	4/15/31	34,372	34,695
	Humana Inc.	2.150%	2/3/32	26,387	21,615
	Humana Inc.	5.875%	3/1/33	20,572	21,096
	Humana Inc.	5.950%	3/15/34	22,387	23,045
	Icon Investments Six DAC	6.000%	5/8/34	13,051	13,447
	Illumina Inc.	2.550%	3/23/31	12,815	11,091
	Johnson & Johnson	4.700%	3/1/30	9,080	9,213
	Johnson & Johnson	1.300%	9/1/30	65,914	56,336
	Johnson & Johnson	4.900%	6/1/31	40,309	41,259
	Johnson & Johnson	4.850%	3/1/32	30,755	31,283
	Johnson & Johnson	4.375%	12/5/33	15,330	15,187
	Johnson & Johnson	4.950%	6/1/34	16,948	17,348
	Johnson & Johnson	5.000%	3/1/35	25,014	25,573
	Laboratory Corp. of America Holdings	4.350%	4/1/30	2,796	2,741
	Laboratory Corp. of America Holdings	2.700%	6/1/31	18,756	16,520
	Laboratory Corp. of America Holdings	4.550%	4/1/32	15,026	14,625
	Laboratory Corp. of America Holdings	4.800%	10/1/34	23,308	22,621
	McKesson Corp.	5.100%	7/15/33	15,357	15,588
	Medtronic Global Holdings SCA	4.500%	3/30/33	27,275	26,663
	Merck & Co. Inc.	4.300%	5/17/30	11,956	11,866
	Merck & Co. Inc.	1.450%	6/24/30	34,716	29,709
	Merck & Co. Inc.	2.150%	12/10/31	62,660	53,728
	Merck & Co. Inc.	4.500%	5/17/33	41,049	40,368
	Merck & Co. Inc.	6.500%	12/1/33	52	58
	Novartis Capital Corp.	2.200%	8/14/30	50,296	44,789
	Novartis Capital Corp.	4.000%	9/18/31	736	716
	Novartis Capital Corp.	4.200%	9/18/34	33,450	31,906
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	5,170	4,128
	OhioHealth Corp.	2.297%	11/15/31	5,220	4,530
	Orlando Health Obligated Group	5.475%	10/1/35	9,000	9,303
	Pfizer Inc.	2.625%	4/1/30	31,504	28,772
	Pfizer Inc.	1.700%	5/28/30	26,337	22,883
	Pfizer Inc.	1.750%	8/18/31	30,702	25,947
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	78,268	78,547
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	133,273	131,940
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	4,513	3,765
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	12,670	12,922
	Quest Diagnostics Inc.	2.950%	6/30/30	26,810	24,565
	Quest Diagnostics Inc.	2.800%	6/30/31	18,158	16,142
	Quest Diagnostics Inc.	6.400%	11/30/33	21,551	23,504
	Quest Diagnostics Inc.	5.000%	12/15/34	15,884	15,708
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	34,487	29,334
	Revvity Inc.	2.550%	3/15/31	10,335	8,954
	Revvity Inc.	2.250%	9/15/31	12,955	10,936
	Royalty Pharma plc	2.200%	9/2/30	28,399	24,619
	Royalty Pharma plc	2.150%	9/2/31	17,714	14,869
	Royalty Pharma plc	5.400%	9/2/34	6,651	6,639
	Smith & Nephew plc	2.032%	10/14/30	20,972	18,021
	Smith & Nephew plc	5.400%	3/20/34	16,641	16,765
	Solventum Corp.	5.450%	3/13/31	23,560	24,162
	Solventum Corp.	5.600%	3/23/34	40,825	41,818
[1]	Stanford Health Care	3.310%	8/15/30	8,215	7,735
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	14,462	12,792
	Stryker Corp.	1.950%	6/15/30	30,317	26,517
	Stryker Corp.	4.625%	9/11/34	14,375	13,999
	Stryker Corp.	5.200%	2/10/35	26,200	26,590
[1]	Sutter Health	2.294%	8/15/30	14,787	13,096
	Sutter Health	5.164%	8/15/33	7,068	7,167
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	65,463	57,721
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	28,065	28,560
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	20,138	20,474
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	31,912	27,200
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	15,876	16,068
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	29,690	30,073
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	6,392	6,522
	UnitedHealth Group Inc.	2.000%	5/15/30	19,122	16,792
	UnitedHealth Group Inc.	4.900%	4/15/31	38,418	38,739
	UnitedHealth Group Inc.	2.300%	5/15/31	35,769	31,090
	UnitedHealth Group Inc.	4.950%	1/15/32	46,169	46,383
	UnitedHealth Group Inc.	4.200%	5/15/32	36,701	35,165

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.350%	2/15/33	39,824	40,694
	UnitedHealth Group Inc.	4.500%	4/15/33	38,915	37,612
	UnitedHealth Group Inc.	5.000%	4/15/34	35,103	34,922
	UnitedHealth Group Inc.	5.150%	7/15/34	53,525	53,858
	Universal Health Services Inc.	2.650%	10/15/30	20,750	18,140
	Universal Health Services Inc.	2.650%	1/15/32	13,761	11,573
	Universal Health Services Inc.	5.050%	10/15/34	12,789	12,158
	UPMC	5.035%	5/15/33	9,800	9,869
	Viatris Inc.	2.700%	6/22/30	22,760	19,979
	Wyeth LLC	6.500%	2/1/34	6,957	7,718
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	25,641	22,342
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	25,145	25,162
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	7,000	7,172
	Zoetis Inc.	2.000%	5/15/30	21,944	19,244
	Zoetis Inc.	5.600%	11/16/32	23,744	24,902
					4,644,890
Industrials (5.9%)
	3M Co.	3.050%	4/15/30	15,223	14,198
	Acuity Brands Lighting Inc.	2.150%	12/15/30	13,559	11,728
	AGCO Corp.	5.800%	3/21/34	18,260	18,537
	Allegion US Holding Co. Inc.	5.411%	7/1/32	15,697	15,969
	Allegion US Holding Co. Inc.	5.600%	5/29/34	10,620	10,793
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	13,987	12,221
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	20,424	18,792
	Amphenol Corp.	2.200%	9/15/31	8,217	7,048
	Amphenol Corp.	5.250%	4/5/34	24,155	24,618
	Amphenol Corp.	5.000%	1/15/35	21,620	21,646
	Boeing Co.	5.150%	5/1/30	123,011	123,244
	Boeing Co.	3.625%	2/1/31	45,187	41,727
	Boeing Co.	6.388%	5/1/31	24,885	26,512
	Boeing Co.	3.600%	5/1/34	10,805	9,311
	Boeing Co.	6.528%	5/1/34	70,911	76,018
	Boeing Co.	3.250%	2/1/35	22,675	18,602
	Canadian National Railway Co.	3.850%	8/5/32	21,288	19,963
	Canadian National Railway Co.	5.850%	11/1/33	7,907	8,444
	Canadian National Railway Co.	6.250%	8/1/34	4,770	5,266
	Canadian Pacific Railway Co.	2.050%	3/5/30	7,336	6,497
	Canadian Pacific Railway Co.	7.125%	10/15/31	14,123	15,931
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,122	31,397
	Carrier Global Corp.	2.700%	2/15/31	26,234	23,307
	Carrier Global Corp.	5.900%	3/15/34	26,789	28,261
	Caterpillar Inc.	2.600%	4/9/30	23,672	21,726
	Caterpillar Inc.	1.900%	3/12/31	6,999	6,077
	CSX Corp.	4.100%	11/15/32	36,184	34,546
	CSX Corp.	5.200%	11/15/33	5,402	5,534
	Cummins Inc.	1.500%	9/1/30	23,445	19,951
	Cummins Inc.	5.150%	2/20/34	12,541	12,778
[2]	Daimler Truck Finance North America LLC	5.375%	1/13/32	1,000	1,008
[2]	Daimler Truck Finance North America LLC	5.625%	1/13/35	500	507
	Deere & Co.	3.100%	4/15/30	27,046	25,325
	Deere & Co.	7.125%	3/3/31	526	597
	Deere & Co.	5.450%	1/16/35	25,400	26,449
	Eaton Corp.	4.000%	11/2/32	17,873	16,944
	Eaton Corp.	4.150%	3/15/33	34,162	32,622
	Embraer Netherlands Finance BV	5.980%	2/11/35	12,130	12,460
	Emerson Electric Co.	1.950%	10/15/30	18,807	16,414
	Emerson Electric Co.	2.200%	12/21/31	29,363	25,249
[3]	Emerson Electric Co.	5.000%	3/15/35	5,523	5,567
[1]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/34	4,133	3,481
[2]	FedEx Corp.	4.250%	5/15/30	20,755	20,246
[2]	FedEx Corp.	2.400%	5/15/31	26,778	23,212
[2]	FedEx Corp.	4.900%	1/15/34	15,017	14,829
	Flowserve Corp.	3.500%	10/1/30	14,453	13,410
	GE Capital Funding LLC	4.550%	5/15/32	17,653	17,278
	General Dynamics Corp.	3.625%	4/1/30	26,830	25,680
	General Dynamics Corp.	2.250%	6/1/31	12,687	11,056
[1]	General Electric Co.	6.750%	3/15/32	20,228	22,561
	HEICO Corp.	5.350%	8/1/33	16,085	16,256
	Hexcel Corp.	5.875%	2/26/35	2,062	2,116

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	1.950%	6/1/30	26,303	23,148
	Honeywell International Inc.	1.750%	9/1/31	35,685	29,872
	Honeywell International Inc.	4.950%	9/1/31	12,979	13,195
	Honeywell International Inc.	4.750%	2/1/32	17,035	17,012
	Honeywell International Inc.	5.000%	2/15/33	29,265	29,485
	Honeywell International Inc.	4.500%	1/15/34	26,518	25,669
	Howmet Aerospace Inc.	4.850%	10/15/31	9,195	9,200
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	14,064	13,487
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	21,251	21,294
	IDEX Corp.	3.000%	5/1/30	12,886	11,750
	IDEX Corp.	2.625%	6/15/31	2,555	2,232
	Ingersoll Rand Inc.	5.314%	6/15/31	13,035	13,314
	Ingersoll Rand Inc.	5.700%	8/14/33	27,166	28,222
	Ingersoll Rand Inc.	5.450%	6/15/34	17,947	18,303
	Jacobs Engineering Group Inc.	5.900%	3/1/33	12,088	12,465
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	3,017	2,856
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	12,402	10,920
[1]	John Deere Capital Corp.	4.700%	6/10/30	43,157	43,546
	John Deere Capital Corp.	1.450%	1/15/31	18,976	16,044
[1]	John Deere Capital Corp.	4.900%	3/7/31	34,089	34,564
	John Deere Capital Corp.	4.400%	9/8/31	870	859
[1]	John Deere Capital Corp.	3.900%	6/7/32	15,649	14,830
[1]	John Deere Capital Corp.	4.350%	9/15/32	23,033	22,424
[1]	John Deere Capital Corp.	5.150%	9/8/33	23,907	24,458
[1]	John Deere Capital Corp.	5.100%	4/11/34	31,268	31,699
[1]	John Deere Capital Corp.	5.050%	6/12/34	22,615	22,915
	Johnson Controls International plc	1.750%	9/15/30	17,604	15,084
	Johnson Controls International plc	2.000%	9/16/31	13,685	11,538
	Johnson Controls International plc	4.900%	12/1/32	16,716	16,641
	Kennametal Inc.	2.800%	3/1/31	7,901	6,951
	Keysight Technologies Inc.	4.950%	10/15/34	14,320	14,076
	L3Harris Technologies Inc.	1.800%	1/15/31	17,465	14,754
	L3Harris Technologies Inc.	5.250%	6/1/31	22,977	23,360
	L3Harris Technologies Inc.	5.400%	7/31/33	42,019	42,705
	L3Harris Technologies Inc.	5.350%	6/1/34	23,110	23,391
	LKQ Corp.	6.250%	6/15/33	16,038	16,806
	Lockheed Martin Corp.	1.850%	6/15/30	14,472	12,589
	Lockheed Martin Corp.	4.700%	12/15/31	13,475	13,455
	Lockheed Martin Corp.	3.900%	6/15/32	31,875	30,090
	Lockheed Martin Corp.	5.250%	1/15/33	36,561	37,442
	Lockheed Martin Corp.	4.750%	2/15/34	17,573	17,340
	Lockheed Martin Corp.	4.800%	8/15/34	2,534	2,494
	Nordson Corp.	5.800%	9/15/33	12,944	13,588
	Norfolk Southern Corp.	5.050%	8/1/30	20,068	20,416
	Norfolk Southern Corp.	2.300%	5/15/31	28,792	25,166
	Norfolk Southern Corp.	3.000%	3/15/32	23,255	20,669
	Norfolk Southern Corp.	4.450%	3/1/33	14,913	14,462
	Norfolk Southern Corp.	5.550%	3/15/34	31,652	33,023
	Northrop Grumman Corp.	4.400%	5/1/30	22,680	22,388
	Northrop Grumman Corp.	4.700%	3/15/33	31,704	31,186
	Northrop Grumman Corp.	4.900%	6/1/34	16,289	16,165
	nVent Finance Sarl	2.750%	11/15/31	7,796	6,715
	nVent Finance Sarl	5.650%	5/15/33	13,075	13,251
	Oshkosh Corp.	3.100%	3/1/30	7,752	7,174
	Otis Worldwide Corp.	5.125%	11/19/31	13,905	14,092
[1]	PACCAR Financial Corp.	5.000%	3/22/34	10,152	10,319
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	16,710	15,820
	Pentair Finance Sarl	5.900%	7/15/32	10,561	11,023
	Regal Rexnord Corp.	6.400%	4/15/33	34,281	35,587
	Republic Services Inc.	2.300%	3/1/30	16,104	14,446
	Republic Services Inc.	1.450%	2/15/31	20,474	16,978
	Republic Services Inc.	1.750%	2/15/32	19,754	16,260
	Republic Services Inc.	2.375%	3/15/33	12,812	10,640
	Republic Services Inc.	5.000%	12/15/33	9,681	9,705
	Republic Services Inc.	5.000%	4/1/34	20,570	20,584
	Republic Services Inc.	5.200%	11/15/34	13,015	13,215
	Rockwell Automation Inc.	1.750%	8/15/31	11,883	9,995
	RTX Corp.	2.250%	7/1/30	40,710	36,013
	RTX Corp.	6.000%	3/15/31	17,463	18,537
	RTX Corp.	1.900%	9/1/31	16,828	14,039

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	2.375%	3/15/32	24,444	20,764
	RTX Corp.	5.150%	2/27/33	32,225	32,496
	RTX Corp.	6.100%	3/15/34	43,628	46,862
	Ryder System Inc.	5.000%	3/15/30	4,598	4,637
	Ryder System Inc.	6.600%	12/1/33	30,745	33,607
	Teledyne Technologies Inc.	2.750%	4/1/31	26,167	23,250
	Textron Inc.	3.000%	6/1/30	16,594	15,151
	Textron Inc.	2.450%	3/15/31	3,759	3,267
	Textron Inc.	6.100%	11/15/33	2,149	2,279
	Textron Inc.	5.500%	5/15/35	11,520	11,618
	Timken Co.	4.125%	4/1/32	9,280	8,665
	Trane Technologies Financing Ltd.	5.250%	3/3/33	18,130	18,440
	Trane Technologies Financing Ltd.	5.100%	6/13/34	12,863	12,958
	Trimble Inc.	6.100%	3/15/33	21,319	22,499
	Triton Container International Ltd.	3.250%	3/15/32	15,193	13,161
	Tyco Electronics Group SA	2.500%	2/4/32	18,585	16,145
	Union Pacific Corp.	2.375%	5/20/31	24,169	21,307
	Union Pacific Corp.	2.800%	2/14/32	30,235	26,750
	Union Pacific Corp.	4.500%	1/20/33	23,698	23,262
	Union Pacific Corp.	5.100%	2/20/35	24,483	24,808
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,451	7,635
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	2,847	2,708
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,133	2,053
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	14,253	12,754
	United Parcel Service Inc.	4.450%	4/1/30	20,311	20,286
	United Parcel Service Inc.	4.875%	3/3/33	19,401	19,488
	United Parcel Service Inc.	5.150%	5/22/34	16,991	17,275
	Veralto Corp.	5.450%	9/18/33	17,921	18,403
	Vontier Corp.	2.950%	4/1/31	16,542	14,423
	Waste Connections Inc.	2.200%	1/15/32	17,183	14,516
	Waste Connections Inc.	3.200%	6/1/32	12,992	11,604
	Waste Connections Inc.	4.200%	1/15/33	20,941	19,854
	Waste Connections Inc.	5.000%	3/1/34	19,382	19,322
	Waste Management Inc.	4.650%	3/15/30	18,760	18,813
	Waste Management Inc.	1.500%	3/15/31	15,288	12,794
	Waste Management Inc.	4.950%	7/3/31	19,800	20,125
	Waste Management Inc.	4.800%	3/15/32	14,752	14,773
	Waste Management Inc.	4.150%	4/15/32	27,890	26,874
	Waste Management Inc.	4.625%	2/15/33	13,047	12,907
	Waste Management Inc.	4.875%	2/15/34	32,599	32,626
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	12,855	13,205
	WW Grainger Inc.	4.450%	9/15/34	13,540	13,061
	Xylem Inc.	2.250%	1/30/31	13,195	11,510
					3,046,779
Materials (2.9%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	24,876	21,991
	Air Products and Chemicals Inc.	4.750%	2/8/31	15,707	15,831
	Air Products and Chemicals Inc.	4.800%	3/3/33	17,267	17,262
	Air Products and Chemicals Inc.	4.850%	2/8/34	29,463	29,342
	Albemarle Corp.	5.050%	6/1/32	16,176	15,688
	Amcor Finance USA Inc.	5.625%	5/26/33	9,175	9,468
	Amcor Flexibles North America Inc.	2.630%	6/19/30	802	715
	Amcor Flexibles North America Inc.	2.690%	5/25/31	25,380	22,336
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	15,938	14,588
	AptarGroup Inc.	3.600%	3/15/32	7,600	6,941
	ArcelorMittal SA	6.800%	11/29/32	26,818	29,034
	ArcelorMittal SA	6.000%	6/17/34	12,841	13,294
	Berry Global Inc.	5.800%	6/15/31	19,000	19,751
	Berry Global Inc.	5.650%	1/15/34	23,970	24,679
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	14,985	15,409
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	8,258	8,365
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	7,103	7,090
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	39,872	40,638
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	34,452	35,000
	Cabot Corp.	5.000%	6/30/32	10,513	10,469
	Carlisle Cos. Inc.	2.750%	3/1/30	20,470	18,625
	Carlisle Cos. Inc.	2.200%	3/1/32	14,458	12,068
	CF Industries Inc.	5.150%	3/15/34	19,155	18,771
	CRH America Finance Inc.	5.400%	5/21/34	20,567	20,919

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CRH America Finance Inc.	5.500%	1/9/35	30,600	31,255
	Dow Chemical Co.	2.100%	11/15/30	22,571	19,529
	Dow Chemical Co.	6.300%	3/15/33	15,520	16,764
	Dow Chemical Co.	5.150%	2/15/34	8,386	8,344
	Dow Chemical Co.	4.250%	10/1/34	3,478	3,202
[3]	Dow Chemical Co.	5.350%	3/15/35	9,552	9,521
	Eagle Materials Inc.	2.500%	7/1/31	19,805	17,262
	Eastman Chemical Co.	5.750%	3/8/33	15,905	16,473
	Eastman Chemical Co.	5.625%	2/20/34	16,679	17,018
	Ecolab Inc.	4.800%	3/24/30	19,364	19,630
	Ecolab Inc.	1.300%	1/30/31	8,360	6,949
	Ecolab Inc.	2.125%	2/1/32	16,690	14,174
	EIDP Inc.	2.300%	7/15/30	447	398
	EIDP Inc.	4.800%	5/15/33	15,641	15,444
	FMC Corp.	5.650%	5/18/33	12,637	12,541
	Freeport-McMoRan Inc.	4.250%	3/1/30	13,423	12,948
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,853	9,662
	Freeport-McMoRan Inc.	5.400%	11/14/34	20,585	20,786
	Georgia-Pacific LLC	8.875%	5/15/31	12,856	15,726
	Huntsman International LLC	2.950%	6/15/31	10,255	8,717
	Huntsman International LLC	5.700%	10/15/34	9,183	8,904
	Kinross Gold Corp.	6.250%	7/15/33	12,713	13,449
	Linde Inc.	1.100%	8/10/30	24,258	20,462
	Lubrizol Corp.	6.500%	10/1/34	8,623	9,714
	LYB International Finance III LLC	2.250%	10/1/30	14,543	12,657
	LYB International Finance III LLC	5.625%	5/15/33	15,364	15,747
	LYB International Finance III LLC	5.500%	3/1/34	27,539	27,625
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	11,876	10,667
	Martin Marietta Materials Inc.	2.400%	7/15/31	29,420	25,577
	Martin Marietta Materials Inc.	5.150%	12/1/34	16,940	16,922
	Mosaic Co.	5.450%	11/15/33	13,134	13,271
	NewMarket Corp.	2.700%	3/18/31	10,221	8,914
	Newmont Corp.	2.250%	10/1/30	43,996	38,709
	Newmont Corp.	2.600%	7/15/32	28,032	24,215
	Newmont Corp.	5.350%	3/15/34	32,120	32,698
	Nucor Corp.	2.700%	6/1/30	20,146	18,358
	Nucor Corp.	3.125%	4/1/32	9,424	8,453
	Nutrien Ltd.	2.950%	5/13/30	9,796	8,971
	Nutrien Ltd.	5.400%	6/21/34	16,378	16,574
	Packaging Corp. of America	5.700%	12/1/33	10,407	10,769
	PPG Industries Inc.	2.550%	6/15/30	9,543	8,614
	Reliance Inc.	2.150%	8/15/30	13,831	12,052
	Rio Tinto Alcan Inc.	7.250%	3/15/31	6,141	6,886
	Rio Tinto Alcan Inc.	6.125%	12/15/33	23,816	25,548
	Rio Tinto Finance USA plc	5.000%	3/9/33	11,985	12,092
	RPM International Inc.	2.950%	1/15/32	6,722	5,927
	Sherwin-Williams Co.	2.300%	5/15/30	11,922	10,580
	Sherwin-Williams Co.	4.800%	9/1/31	5,565	5,559
	Sherwin-Williams Co.	2.200%	3/15/32	9,252	7,799
[2]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	32,148	32,684
[2]	Smurfit Westrock Financing DAC	5.418%	1/15/35	13,488	13,647
	Sonoco Products Co.	3.125%	5/1/30	15,964	14,606
	Sonoco Products Co.	2.850%	2/1/32	13,487	11,711
	Sonoco Products Co.	5.000%	9/1/34	18,105	17,541
	Steel Dynamics Inc.	3.450%	4/15/30	18,623	17,520
	Steel Dynamics Inc.	3.250%	1/15/31	21,788	20,021
	Steel Dynamics Inc.	5.375%	8/15/34	9,425	9,565
	Suzano Austria GmbH	5.000%	1/15/30	2,904	2,834
	Suzano Austria GmbH	3.750%	1/15/31	32,484	29,463
[1]	Suzano Austria GmbH	3.125%	1/15/32	18,827	16,102
	Vale Overseas Ltd.	3.750%	7/8/30	37,959	35,310
	Vale Overseas Ltd.	6.125%	6/12/33	39,265	40,482
	Vale Overseas Ltd.	8.250%	1/17/34	16,368	19,559
	Vulcan Materials Co.	3.500%	6/1/30	20,122	18,960
	Vulcan Materials Co.	5.350%	12/1/34	19,100	19,400
	Westlake Corp.	3.375%	6/15/30	11,388	10,608
	WestRock MWV LLC	7.950%	2/15/31	2,177	2,496
	WRKCo Inc.	4.200%	6/1/32	9,825	9,354
	WRKCo Inc.	3.000%	6/15/33	19,251	16,575

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yamana Gold Inc.	2.630%	8/15/31	12,808	10,997
					1,511,765
Real Estate (5.3%)
	Agree LP	2.900%	10/1/30	6,457	5,822
	Agree LP	4.800%	10/1/32	10,623	10,409
	Agree LP	5.625%	6/15/34	4,836	4,949
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1	1
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	9,747	9,639
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	23,760	23,789
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	20,296	18,552
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	22,610	18,470
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	28,249	22,276
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	24,974	20,972
	American Assets Trust LP	3.375%	2/1/31	12,986	11,511
	American Assets Trust LP	6.150%	10/1/34	13,600	13,652
	American Homes 4 Rent LP	2.375%	7/15/31	12,353	10,627
	American Homes 4 Rent LP	3.625%	4/15/32	16,558	15,129
	American Homes 4 Rent LP	5.500%	2/1/34	14,582	14,799
	American Homes 4 Rent LP	5.500%	7/15/34	12,779	12,926
	American Homes 4 Rent LP	5.250%	3/15/35	5,000	4,974
	American Tower Corp.	2.100%	6/15/30	1,036	903
	American Tower Corp.	1.875%	10/15/30	24,417	20,829
	American Tower Corp.	2.700%	4/15/31	26,134	23,061
	American Tower Corp.	2.300%	9/15/31	16,313	13,897
	American Tower Corp.	4.050%	3/15/32	23,629	22,291
	American Tower Corp.	5.650%	3/15/33	30,306	31,276
	American Tower Corp.	5.550%	7/15/33	25,063	25,693
	American Tower Corp.	5.900%	11/15/33	499	523
	American Tower Corp.	5.400%	1/31/35	26,726	27,056
	Americold Realty Operating Partnership LP	5.409%	9/12/34	13,080	12,867
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	10,001	8,968
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	5,225	4,616
	AvalonBay Communities Inc.	2.050%	1/15/32	20,103	17,057
	AvalonBay Communities Inc.	5.000%	2/15/33	11,054	11,091
	AvalonBay Communities Inc.	5.300%	12/7/33	11,018	11,255
	Boston Properties LP	2.900%	3/15/30	13,480	12,132
	Boston Properties LP	3.250%	1/30/31	37,337	33,474
	Boston Properties LP	2.550%	4/1/32	22,707	18,764
	Boston Properties LP	2.450%	10/1/33	17,273	13,582
	Boston Properties LP	6.500%	1/15/34	14,040	14,881
	Boston Properties LP	5.750%	1/15/35	21,815	21,679
	Brixmor Operating Partnership LP	4.050%	7/1/30	19,185	18,388
	Brixmor Operating Partnership LP	2.500%	8/16/31	13,187	11,335
[3]	Brixmor Operating Partnership LP	5.200%	4/1/32	6,130	6,159
	Brixmor Operating Partnership LP	5.500%	2/15/34	12,060	12,212
	Brixmor Operating Partnership LP	5.750%	2/15/35	9,961	10,264
	Broadstone Net Lease LLC	2.600%	9/15/31	9,446	8,025
	Camden Property Trust	2.800%	5/15/30	22,657	20,687
	Camden Property Trust	4.900%	1/15/34	10,392	10,310
	CBRE Services Inc.	2.500%	4/1/31	13,007	11,258
	CBRE Services Inc.	5.950%	8/15/34	25,540	26,719
	COPT Defense Properties LP	2.750%	4/15/31	26,005	22,404
	COPT Defense Properties LP	2.900%	12/1/33	10,664	8,675
	Cousins Properties LP	5.375%	2/15/32	11,200	11,174
	Cousins Properties LP	5.875%	10/1/34	10,884	11,095
	Crown Castle Inc.	3.300%	7/1/30	24,174	22,289
	Crown Castle Inc.	2.250%	1/15/31	48,686	41,827
	Crown Castle Inc.	2.100%	4/1/31	33,436	28,321
	Crown Castle Inc.	2.500%	7/15/31	10,453	8,985
	Crown Castle Inc.	5.100%	5/1/33	1,931	1,917
	Crown Castle Inc.	5.800%	3/1/34	11,693	12,123
	Crown Castle Inc.	5.200%	9/1/34	28,490	28,263
	CubeSmart LP	2.000%	2/15/31	16,697	14,186
	CubeSmart LP	2.500%	2/15/32	11,841	10,072
	DOC DR LLC	2.625%	11/1/31	8,413	7,277
	EPR Properties	3.600%	11/15/31	10,381	9,320
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	16,946	17,343
	Equinix Inc.	3.200%	11/18/29	3	3

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	2.150%	7/15/30	15,228	13,328
	Equinix Inc.	2.500%	5/15/31	29,281	25,494
	Equinix Inc.	3.900%	4/15/32	37,965	35,556
	ERP Operating LP	1.850%	8/1/31	17,181	14,512
	ERP Operating LP	4.650%	9/15/34	19,165	18,496
	Essential Properties LP	2.950%	7/15/31	10,136	8,779
	Essex Portfolio LP	1.650%	1/15/31	6,440	5,389
	Essex Portfolio LP	2.550%	6/15/31	7,361	6,421
	Essex Portfolio LP	2.650%	3/15/32	18,892	16,284
	Essex Portfolio LP	5.500%	4/1/34	14,530	14,795
	Essex Portfolio LP	5.375%	4/1/35	4,450	4,503
	Extra Space Storage LP	5.500%	7/1/30	16,776	17,261
	Extra Space Storage LP	2.200%	10/15/30	14,007	12,195
	Extra Space Storage LP	5.900%	1/15/31	19,442	20,366
	Extra Space Storage LP	2.550%	6/1/31	13,349	11,624
	Extra Space Storage LP	2.400%	10/15/31	24,027	20,493
	Extra Space Storage LP	2.350%	3/15/32	20,425	17,103
	Extra Space Storage LP	5.400%	2/1/34	18,399	18,648
	Extra Space Storage LP	5.350%	1/15/35	10,250	10,323
	Federal Realty OP LP	3.500%	6/1/30	14,373	13,482
	GLP Capital LP	4.000%	1/15/31	14,797	13,809
	GLP Capital LP	3.250%	1/15/32	21,208	18,499
	GLP Capital LP	6.750%	12/1/33	11,274	12,104
	GLP Capital LP	5.625%	9/15/34	19,548	19,514
	Healthcare Realty Holdings LP	2.000%	3/15/31	24,367	20,489
	Healthpeak OP LLC	2.875%	1/15/31	16,455	14,722
	Healthpeak OP LLC	5.250%	12/15/32	16,893	17,108
	Healthpeak OP LLC	5.375%	2/15/35	12,720	12,812
	Highwoods Realty LP	3.050%	2/15/30	13,303	11,937
	Highwoods Realty LP	7.650%	2/1/34	12,311	13,852
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	24,922	22,928
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	16,124	14,059
	Host Hotels & Resorts LP	5.700%	7/1/34	17,272	17,438
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	10,641	10,911
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	15,313	12,789
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	16,164	15,182
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	9,591	9,733
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	10,414	8,500
	Kilroy Realty LP	2.500%	11/15/32	11,209	8,854
	Kilroy Realty LP	2.650%	11/15/33	11,989	9,352
	Kimco Realty OP LLC	2.700%	10/1/30	10,871	9,788
	Kimco Realty OP LLC	2.250%	12/1/31	13,333	11,360
	Kimco Realty OP LLC	3.200%	4/1/32	17,061	15,267
	Kimco Realty OP LLC	4.600%	2/1/33	20,834	20,222
	Kimco Realty OP LLC	6.400%	3/1/34	18,781	20,356
	Kimco Realty OP LLC	4.850%	3/1/35	2,235	2,164
	Kite Realty Group LP	4.950%	12/15/31	8,215	8,093
	Kite Realty Group LP	5.500%	3/1/34	11,429	11,576
	Kite Realty Group Trust	4.750%	9/15/30	11,383	11,251
	LXP Industrial Trust	2.700%	9/15/30	10,253	9,044
	LXP Industrial Trust	2.375%	10/1/31	4,982	4,171
	Mid-America Apartments LP	2.750%	3/15/30	4,872	4,436
	Mid-America Apartments LP	1.700%	2/15/31	15,310	12,931
	Mid-America Apartments LP	5.300%	2/15/32	12,008	12,236
	Mid-America Apartments LP	5.000%	3/15/34	7,093	7,057
	National Health Investors Inc.	3.000%	2/1/31	10,236	8,952
	NNN REIT Inc.	2.500%	4/15/30	6,086	5,421
	NNN REIT Inc.	5.600%	10/15/33	15,159	15,473
	NNN REIT Inc.	5.500%	6/15/34	14,309	14,542
	Omega Healthcare Investors Inc.	3.375%	2/1/31	20,585	18,598
	Omega Healthcare Investors Inc.	3.250%	4/15/33	23,183	19,853
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	9,230	7,934
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/35	4,027	3,868
	Piedmont Operating Partnership LP	3.150%	8/15/30	8,351	7,283
	Piedmont Operating Partnership LP	2.750%	4/1/32	5,373	4,355
	Prologis LP	3.875%	9/15/28	1	—
	Prologis LP	2.250%	4/15/30	27,179	24,202
	Prologis LP	1.750%	7/1/30	11,225	9,656
	Prologis LP	1.250%	10/15/30	6,516	5,447
	Prologis LP	1.750%	2/1/31	22,095	18,723

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	2.250%	1/15/32	11,810	10,065
	Prologis LP	4.625%	1/15/33	14,183	13,932
	Prologis LP	4.750%	6/15/33	22,640	22,305
	Prologis LP	5.125%	1/15/34	23,977	24,160
	Prologis LP	5.000%	3/15/34	20,412	20,421
	Prologis LP	5.000%	1/31/35	4,972	4,964
	Public Storage Operating Co.	2.300%	5/1/31	13,288	11,587
	Public Storage Operating Co.	2.250%	11/9/31	18,004	15,446
	Public Storage Operating Co.	5.100%	8/1/33	19,027	19,263
	Rayonier LP	2.750%	5/17/31	7,803	6,791
	Realty Income Corp.	4.850%	3/15/30	14,583	14,651
	Realty Income Corp.	3.250%	1/15/31	31,479	28,967
	Realty Income Corp.	3.200%	2/15/31	13,610	12,441
	Realty Income Corp.	5.625%	10/13/32	22,088	22,886
	Realty Income Corp.	2.850%	12/15/32	21,363	18,413
	Realty Income Corp.	4.900%	7/15/33	15,375	15,146
	Realty Income Corp.	5.125%	2/15/34	23,070	23,068
	Regency Centers LP	3.700%	6/15/30	14,079	13,348
	Regency Centers LP	5.250%	1/15/34	9,558	9,595
	Regency Centers LP	5.100%	1/15/35	8,300	8,253
	Rexford Industrial Realty LP	2.125%	12/1/30	10,352	8,859
	Rexford Industrial Realty LP	2.150%	9/1/31	5,994	5,043
	Sabra Health Care LP	3.200%	12/1/31	32,851	28,843
	Safehold GL Holdings LLC	2.800%	6/15/31	11,000	9,642
	Safehold GL Holdings LLC	2.850%	1/15/32	1,890	1,632
	Safehold GL Holdings LLC	5.650%	1/15/35	18,865	18,816
	Simon Property Group LP	2.650%	7/15/30	26,725	24,233
	Simon Property Group LP	2.200%	2/1/31	15,010	13,032
	Simon Property Group LP	2.250%	1/15/32	16,785	14,232
	Simon Property Group LP	2.650%	2/1/32	16,896	14,657
	Simon Property Group LP	5.500%	3/8/33	9,266	9,541
	Simon Property Group LP	6.250%	1/15/34	2,113	2,278
	Simon Property Group LP	4.750%	9/26/34	38,926	37,650
	Store Capital LLC	2.750%	11/18/30	8,446	7,391
	Store Capital LLC	2.700%	12/1/31	9,590	8,181
	Sun Communities Operating LP	2.700%	7/15/31	22,838	19,816
	Sun Communities Operating LP	4.200%	4/15/32	13,963	13,070
	Sun Communities Operating LP	5.700%	1/15/33	7,895	8,074
	Tanger Properties LP	2.750%	9/1/31	10,647	9,208
[1]	UDR Inc.	4.400%	1/26/29	1	—
	UDR Inc.	3.000%	8/15/31	15,937	14,227
[1]	UDR Inc.	2.100%	8/1/32	4,470	3,651
[1]	UDR Inc.	1.900%	3/15/33	9,336	7,357
[1]	UDR Inc.	2.100%	6/15/33	8,024	6,363
	UDR Inc.	5.125%	9/1/34	5,730	5,687
	Ventas Realty LP	4.750%	11/15/30	18,246	18,132
	Ventas Realty LP	2.500%	9/1/31	2,831	2,447
	Ventas Realty LP	5.625%	7/1/34	11,382	11,709
	Ventas Realty LP	5.000%	1/15/35	16,439	16,079
	VICI Properties LP	4.950%	2/15/30	16,128	16,050
	VICI Properties LP	5.125%	11/15/31	22,600	22,451
	VICI Properties LP	5.125%	5/15/32	24,991	24,653
	VICI Properties LP	5.750%	4/1/34	14,121	14,407
	Welltower OP LLC	4.125%	3/15/29	1	1
	Welltower OP LLC	2.750%	1/15/31	5,042	4,497
	Welltower OP LLC	2.800%	6/1/31	18,981	16,881
	Welltower OP LLC	2.750%	1/15/32	13,128	11,442
	Welltower OP LLC	3.850%	6/15/32	14,538	13,559
	Weyerhaeuser Co.	4.000%	4/15/30	21,112	20,300
	Weyerhaeuser Co.	7.375%	3/15/32	17,961	20,305
	Weyerhaeuser Co.	3.375%	3/9/33	17,167	15,182
	WP Carey Inc.	2.400%	2/1/31	12,790	11,101
	WP Carey Inc.	2.450%	2/1/32	8,850	7,510
	WP Carey Inc.	2.250%	4/1/33	10,987	8,867
					2,731,685
Technology (7.9%)
	Accenture Capital Inc.	4.250%	10/4/31	18,321	17,914
	Accenture Capital Inc.	4.500%	10/4/34	48,106	46,680
	Adobe Inc.	4.950%	4/4/34	10,689	10,789

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Adobe Inc.	5.300%	1/17/35	22,000	22,751
	Advanced Micro Devices Inc.	3.924%	6/1/32	14,398	13,637
	Amdocs Ltd.	2.538%	6/15/30	1,711	1,517
	Analog Devices Inc.	2.100%	10/1/31	31,271	26,767
	Apple Inc.	4.150%	5/10/30	194	194
	Apple Inc.	1.650%	5/11/30	47,418	41,508
	Apple Inc.	1.250%	8/20/30	33,418	28,536
	Apple Inc.	1.650%	2/8/31	81,847	70,444
	Apple Inc.	1.700%	8/5/31	35,386	30,146
	Apple Inc.	3.350%	8/8/32	41,591	38,909
	Apple Inc.	4.300%	5/10/33	1,796	1,788
	Applied Materials Inc.	1.750%	6/1/30	20,049	17,429
	Arrow Electronics Inc.	2.950%	2/15/32	13,193	11,386
	Arrow Electronics Inc.	5.875%	4/10/34	12,776	13,004
	Atlassian Corp.	5.500%	5/15/34	10,899	11,135
	Autodesk Inc.	2.400%	12/15/31	25,598	21,964
	Automatic Data Processing Inc.	1.250%	9/1/30	35,805	30,253
	Automatic Data Processing Inc.	4.450%	9/9/34	15,380	14,978
	Avnet Inc.	3.000%	5/15/31	7,662	6,674
	Avnet Inc.	5.500%	6/1/32	7,648	7,658
	Booz Allen Hamilton Inc.	5.950%	8/4/33	16,654	17,041
	Broadcom Inc.	5.000%	4/15/30	5,630	5,706
	Broadcom Inc.	5.050%	4/15/30	22,040	22,361
	Broadcom Inc.	4.150%	11/15/30	56,538	54,728
[2]	Broadcom Inc.	2.450%	2/15/31	92,862	81,508
	Broadcom Inc.	5.150%	11/15/31	19,429	19,719
[1]	Broadcom Inc.	4.550%	2/15/32	9,378	9,167
[2]	Broadcom Inc.	4.150%	4/15/32	42,549	40,484
	Broadcom Inc.	5.200%	4/15/32	32,150	32,665
	Broadcom Inc.	4.300%	11/15/32	68,752	65,871
[2]	Broadcom Inc.	2.600%	2/15/33	26,715	22,545
[2]	Broadcom Inc.	3.419%	4/15/33	65,466	58,459
[2]	Broadcom Inc.	3.469%	4/15/34	86,844	76,677
	Broadcom Inc.	4.800%	10/15/34	34,444	33,707
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	25,947	22,704
	Cadence Design Systems Inc.	4.700%	9/10/34	34,673	33,768
	CDW LLC	5.100%	3/1/30	3,863	3,864
	CDW LLC	3.569%	12/1/31	50,419	45,639
	CDW LLC	5.550%	8/22/34	7,075	7,067
[2]	CGI Inc.	2.300%	9/14/31	1	—
	Cintas Corp. No. 2	4.000%	5/1/32	20,722	19,722
	Cisco Systems Inc.	4.950%	2/26/31	76,200	77,591
	Cisco Systems Inc.	4.950%	2/24/32	26,652	27,005
	Cisco Systems Inc.	5.050%	2/26/34	63,244	64,205
	Cisco Systems Inc.	5.100%	2/24/35	31,648	32,170
	Concentrix Corp.	6.850%	8/2/33	11,677	12,140
	Dell International LLC	4.350%	2/1/30	16,050	15,725
	Dell International LLC	6.200%	7/15/30	5,201	5,529
	Dell International LLC	5.750%	2/1/33	29,565	30,864
	Dell International LLC	5.400%	4/15/34	13,989	14,215
	Dell International LLC	4.850%	2/1/35	21,070	20,345
	Equifax Inc.	3.100%	5/15/30	5,219	4,803
	Equifax Inc.	2.350%	9/15/31	35,566	30,441
	Fidelity National Information Services Inc.	2.250%	3/1/31	26,266	22,752
	Fidelity National Information Services Inc.	5.100%	7/15/32	13,134	13,204
	Fiserv Inc.	4.750%	3/15/30	22,970	22,960
	Fiserv Inc.	2.650%	6/1/30	23,122	20,789
	Fiserv Inc.	5.350%	3/15/31	15,642	16,039
	Fiserv Inc.	5.600%	3/2/33	24,858	25,617
	Fiserv Inc.	5.625%	8/21/33	35,246	36,428
	Fiserv Inc.	5.450%	3/15/34	20,784	21,151
	Fiserv Inc.	5.150%	8/12/34	24,934	24,866
	Flex Ltd.	4.875%	5/12/30	16,178	16,040
	Flex Ltd.	5.250%	1/15/32	12,905	12,893
	Fortinet Inc.	2.200%	3/15/31	12,929	11,195
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	35,427	35,305
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	59,165	58,223
	HP Inc.	3.400%	6/17/30	13,621	12,688
	HP Inc.	2.650%	6/17/31	30,966	27,019
	HP Inc.	4.200%	4/15/32	22,293	21,162

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hubbell Inc.	2.300%	3/15/31	6,357	5,532
	IBM International Capital Pte. Ltd.	4.750%	2/5/31	13,850	13,875
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	25,495	25,080
	Intel Corp.	5.125%	2/10/30	14,245	14,356
	Intel Corp.	3.900%	3/25/30	42,147	40,187
	Intel Corp.	2.000%	8/12/31	38,836	32,426
	Intel Corp.	4.150%	8/5/32	27,922	26,056
	Intel Corp.	4.000%	12/15/32	6,957	6,403
	Intel Corp.	5.200%	2/10/33	83,244	82,528
	International Business Machines Corp.	1.950%	5/15/30	47,117	41,256
	International Business Machines Corp.	2.720%	2/9/32	3,215	2,832
[1]	International Business Machines Corp.	5.000%	2/10/32	35,000	35,214
	International Business Machines Corp.	4.400%	7/27/32	20,327	19,685
	International Business Machines Corp.	5.875%	11/29/32	15,919	17,002
	International Business Machines Corp.	4.750%	2/6/33	15,300	15,164
[1]	International Business Machines Corp.	5.200%	2/10/35	15,030	15,124
	Intuit Inc.	1.650%	7/15/30	13,533	11,661
	Intuit Inc.	5.200%	9/15/33	32,559	33,349
	Jabil Inc.	3.000%	1/15/31	15,555	13,912
	Juniper Networks Inc.	2.000%	12/10/30	15,174	12,924
	KLA Corp.	4.650%	7/15/32	26,720	26,576
	KLA Corp.	4.700%	2/1/34	13,776	13,569
	Kyndryl Holdings Inc.	3.150%	10/15/31	18,214	16,112
	Kyndryl Holdings Inc.	6.350%	2/20/34	15,891	16,814
	Lam Research Corp.	1.900%	6/15/30	22,474	19,667
	Leidos Inc.	4.375%	5/15/30	5,120	4,965
	Leidos Inc.	2.300%	2/15/31	42,110	36,228
	Leidos Inc.	5.400%	3/15/32	7,515	7,606
	Leidos Inc.	5.750%	3/15/33	22,792	23,420
	Marvell Technology Inc.	2.950%	4/15/31	15,187	13,590
	Marvell Technology Inc.	5.950%	9/15/33	11,826	12,427
	Microchip Technology Inc.	5.050%	2/15/30	15,750	15,809
	Micron Technology Inc.	5.327%	2/6/29	1	—
	Micron Technology Inc.	5.300%	1/15/31	16,950	17,188
	Micron Technology Inc.	2.703%	4/15/32	32,287	27,671
	Micron Technology Inc.	5.875%	2/9/33	21,072	21,946
	Micron Technology Inc.	5.875%	9/15/33	11,712	12,237
	Micron Technology Inc.	5.800%	1/15/35	35,410	36,594
	Microsoft Corp.	1.350%	9/15/30	11,487	9,894
	Moody's Corp.	2.000%	8/19/31	17,488	14,826
	Moody's Corp.	4.250%	8/8/32	21,410	20,590
	Moody's Corp.	5.000%	8/5/34	12,150	12,168
	Motorola Solutions Inc.	2.300%	11/15/30	24,938	21,789
	Motorola Solutions Inc.	2.750%	5/24/31	19,501	17,247
	Motorola Solutions Inc.	5.600%	6/1/32	18,867	19,492
	Motorola Solutions Inc.	5.400%	4/15/34	10,402	10,563
	NetApp Inc.	2.700%	6/22/30	18,133	16,265
	NVIDIA Corp.	2.850%	4/1/30	38,665	35,943
	NVIDIA Corp.	2.000%	6/15/31	41,855	36,279
	NXP BV	3.400%	5/1/30	23,812	22,191
	NXP BV	2.500%	5/11/31	28,913	25,061
	NXP BV	2.650%	2/15/32	19,861	17,044
	NXP BV	5.000%	1/15/33	21,371	21,189
	Oracle Corp.	2.950%	4/1/30	89,389	82,051
	Oracle Corp.	4.650%	5/6/30	17,969	17,889
	Oracle Corp.	3.250%	5/15/30	12,560	11,677
	Oracle Corp.	2.875%	3/25/31	97,742	87,408
	Oracle Corp.	5.250%	2/3/32	25,750	26,119
	Oracle Corp.	6.250%	11/9/32	51,786	55,453
	Oracle Corp.	4.900%	2/6/33	36,136	35,647
	Oracle Corp.	4.300%	7/8/34	28,780	26,914
	Oracle Corp.	4.700%	9/27/34	59,685	57,380
	Oracle Corp.	5.500%	8/3/35	31,600	32,158
	QUALCOMM Inc.	2.150%	5/20/30	35,022	31,258
	QUALCOMM Inc.	1.650%	5/20/32	32,537	26,400
	QUALCOMM Inc.	4.250%	5/20/32	12,161	11,827
	QUALCOMM Inc.	5.400%	5/20/33	13,037	13,596
	Quanta Services Inc.	2.900%	10/1/30	25,718	23,159
	Quanta Services Inc.	2.350%	1/15/32	11,428	9,639
	Quanta Services Inc.	5.250%	8/9/34	16,640	16,459

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RELX Capital Inc.	3.000%	5/22/30	19,901	18,352
	RELX Capital Inc.	4.750%	5/20/32	17,456	17,365
	Roper Technologies Inc.	2.000%	6/30/30	16,539	14,417
	Roper Technologies Inc.	1.750%	2/15/31	26,995	22,678
	Roper Technologies Inc.	4.750%	2/15/32	7,703	7,627
	Roper Technologies Inc.	4.900%	10/15/34	25,530	25,102
	S&P Global Inc.	1.250%	8/15/30	11,971	10,107
	S&P Global Inc.	2.900%	3/1/32	43,675	38,848
	S&P Global Inc.	5.250%	9/15/33	17,027	17,501
	Salesforce Inc.	1.950%	7/15/31	41,598	35,697
	ServiceNow Inc.	1.400%	9/1/30	39,224	33,107
	Skyworks Solutions Inc.	3.000%	6/1/31	13,009	11,244
	TD SYNNEX Corp.	6.100%	4/12/34	11,725	12,293
	Teledyne FLIR LLC	2.500%	8/1/30	13,724	12,205
	Texas Instruments Inc.	1.750%	5/4/30	25,081	21,919
	Texas Instruments Inc.	1.900%	9/15/31	19,727	16,847
	Texas Instruments Inc.	3.650%	8/16/32	2,207	2,059
	Texas Instruments Inc.	4.900%	3/14/33	26,393	26,741
	Texas Instruments Inc.	4.850%	2/8/34	29,882	29,968
	TSMC Arizona Corp.	2.500%	10/25/31	32,688	28,774
	TSMC Arizona Corp.	4.250%	4/22/32	19,874	19,532
	Verisk Analytics Inc.	5.750%	4/1/33	13,828	14,492
	Verisk Analytics Inc.	5.250%	6/5/34	11,599	11,710
	VMware LLC	4.700%	5/15/30	16,322	16,176
	VMware LLC	2.200%	8/15/31	39,538	33,665
	Western Digital Corp.	3.100%	2/1/32	10,602	9,068
	Workday Inc.	3.800%	4/1/32	39,183	36,329
	Xilinx Inc.	2.375%	6/1/30	8,571	7,680
					4,096,890
Utilities (8.8%)
[1]	AEP Texas Inc.	2.100%	7/1/30	15,668	13,627
	AEP Texas Inc.	4.700%	5/15/32	13,038	12,692
	AEP Texas Inc.	5.700%	5/15/34	18,424	18,802
	AEP Transmission Co. LLC	5.150%	4/1/34	4,365	4,376
	AES Corp.	2.450%	1/15/31	27,084	23,198
[1]	Alabama Power Co.	1.450%	9/15/30	15,360	13,013
	Alabama Power Co.	3.940%	9/1/32	24,186	22,802
	Alabama Power Co.	5.850%	11/15/33	1,894	1,999
	Ameren Corp.	3.500%	1/15/31	37,768	35,073
[3]	Ameren Corp.	5.375%	3/15/35	23,174	23,209
	Ameren Illinois Co.	1.550%	11/15/30	19,030	16,115
	Ameren Illinois Co.	3.850%	9/1/32	4,268	3,994
	Ameren Illinois Co.	4.950%	6/1/33	14,860	14,845
	American Electric Power Co. Inc.	2.300%	3/1/30	9,218	8,160
	American Electric Power Co. Inc.	5.950%	11/1/32	12,600	13,176
	American Electric Power Co. Inc.	5.625%	3/1/33	22,576	23,147
	American Electric Power Co. Inc.	6.950%	12/15/54	10,550	10,799
	American Water Capital Corp.	2.800%	5/1/30	2,661	2,429
	American Water Capital Corp.	2.300%	6/1/31	16,647	14,362
	American Water Capital Corp.	4.450%	6/1/32	12,439	12,042
	American Water Capital Corp.	5.150%	3/1/34	21,984	22,119
	American Water Capital Corp.	5.250%	3/1/35	7,771	7,860
[1]	Appalachian Power Co.	2.700%	4/1/31	19,631	17,303
[1]	Appalachian Power Co.	4.500%	8/1/32	20,458	19,610
	Appalachian Power Co.	5.650%	4/1/34	14,029	14,260
	Arizona Public Service Co.	6.350%	12/15/32	11,562	12,351
	Arizona Public Service Co.	5.550%	8/1/33	17,605	17,898
	Arizona Public Service Co.	5.700%	8/15/34	13,370	13,695
	Atlantic City Electric Co.	2.300%	3/15/31	9,008	7,810
	Atmos Energy Corp.	1.500%	1/15/31	17,170	14,395
	Atmos Energy Corp.	5.450%	10/15/32	7,611	7,920
	Atmos Energy Corp.	5.900%	11/15/33	14,391	15,263
	Baltimore Gas & Electric Co.	2.250%	6/15/31	12,342	10,692
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/34	13,400	13,596
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	30,683	29,334
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	21,955	18,283
	Black Hills Corp.	2.500%	6/15/30	294	260
	Black Hills Corp.	4.350%	5/1/33	10,345	9,752
	Black Hills Corp.	6.150%	5/15/34	13,884	14,645

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Hills Corp.	6.000%	1/15/35	11,550	12,043
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	9,534	9,582
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	13,037	11,411
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	10,724	9,515
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	10,840	10,529
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	22,591	22,451
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	14,273	14,333
	CenterPoint Energy Inc.	2.950%	3/1/30	15,427	14,083
	CenterPoint Energy Inc.	2.650%	6/1/31	17,522	15,412
	CenterPoint Energy Inc.	6.700%	5/15/55	16,500	16,411
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	16,292	13,900
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	2,225	2,139
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	23,653	24,125
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	7,078	7,189
[1]	CMS Energy Corp.	4.750%	6/1/50	16,707	15,811
	CMS Energy Corp.	3.750%	12/1/50	300	264
	Commonwealth Edison Co.	2.200%	3/1/30	2,463	2,198
[1]	Commonwealth Edison Co.	3.150%	3/15/32	9,925	8,892
	Commonwealth Edison Co.	4.900%	2/1/33	10,055	10,033
	Commonwealth Edison Co.	5.300%	6/1/34	12,908	13,187
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	7,760	6,612
	Connecticut Light & Power Co.	4.900%	7/1/33	9,156	9,115
	Connecticut Light & Power Co.	4.950%	8/15/34	8,000	7,957
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	15,013	14,151
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	13,472	11,824
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	16,548	16,862
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	16,382	16,919
	Constellation Energy Generation LLC	5.800%	3/1/33	16,368	16,956
	Constellation Energy Generation LLC	6.125%	1/15/34	13,650	14,411
	Consumers Energy Co.	3.600%	8/15/32	19,924	18,414
	Consumers Energy Co.	4.625%	5/15/33	19,652	19,317
[1]	Dominion Energy Inc.	3.375%	4/1/30	53,303	49,722
[1]	Dominion Energy Inc.	2.250%	8/15/31	24,659	20,882
[1]	Dominion Energy Inc.	4.350%	8/15/32	14,833	14,150
	Dominion Energy Inc.	5.375%	11/15/32	35,009	35,602
[1]	Dominion Energy Inc.	5.250%	8/1/33	14,967	14,954
[1]	Dominion Energy Inc.	7.000%	6/1/54	21,530	22,768
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	8,760	7,527
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,095	3,400
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	699	713
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	11,550	11,759
	DTE Electric Co.	2.250%	3/1/30	19,894	17,783
[1]	DTE Electric Co.	2.625%	3/1/31	17,058	15,225
[1]	DTE Electric Co.	3.000%	3/1/32	24,325	21,804
	DTE Electric Co.	5.200%	4/1/33	15,877	16,115
	DTE Electric Co.	5.200%	3/1/34	2,435	2,467
	DTE Energy Co.	2.950%	3/1/30	1,865	1,707
	DTE Energy Co.	5.200%	4/1/30	14,604	14,812
	DTE Energy Co.	5.850%	6/1/34	26,931	28,008
	Duke Energy Carolinas LLC	4.850%	3/15/30	10,250	10,356
	Duke Energy Carolinas LLC	2.550%	4/15/31	17,619	15,562
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,055	3,570
	Duke Energy Carolinas LLC	6.450%	10/15/32	252	276
	Duke Energy Carolinas LLC	4.950%	1/15/33	43,117	43,166
	Duke Energy Carolinas LLC	4.850%	1/15/34	17,466	17,261
	Duke Energy Carolinas LLC	5.250%	3/15/35	12,950	13,159
	Duke Energy Corp.	2.450%	6/1/30	26,077	23,158
	Duke Energy Corp.	2.550%	6/15/31	16,963	14,802
	Duke Energy Corp.	4.500%	8/15/32	35,086	33,913
	Duke Energy Corp.	5.750%	9/15/33	19,880	20,757
	Duke Energy Corp.	5.450%	6/15/34	21,526	21,899
	Duke Energy Corp.	6.450%	9/1/54	26,200	26,544
	Duke Energy Florida LLC	1.750%	6/15/30	12,992	11,211
	Duke Energy Florida LLC	2.400%	12/15/31	11,346	9,806
	Duke Energy Florida LLC	5.875%	11/15/33	9,287	9,840
	Duke Energy Indiana LLC	5.250%	3/1/34	7,320	7,442
	Duke Energy Ohio Inc.	2.125%	6/1/30	1,699	1,492
	Duke Energy Ohio Inc.	5.250%	4/1/33	7,907	8,048
	Duke Energy Progress LLC	2.000%	8/15/31	11,263	9,548
	Duke Energy Progress LLC	5.250%	3/15/33	16,929	17,235

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	5.100%	3/15/34	19,011	19,190
	Edison International	5.250%	3/15/32	10,900	10,330
	Emera US Finance LP	2.639%	6/15/31	4,031	3,497
	Entergy Arkansas LLC	5.150%	1/15/33	11,585	11,745
	Entergy Arkansas LLC	5.300%	9/15/33	5,054	5,178
	Entergy Arkansas LLC	5.450%	6/1/34	9,148	9,393
	Entergy Corp.	2.800%	6/15/30	4,264	3,860
	Entergy Corp.	2.400%	6/15/31	20,082	17,300
	Entergy Louisiana LLC	1.600%	12/15/30	8,149	6,853
	Entergy Louisiana LLC	3.050%	6/1/31	9,610	8,739
	Entergy Louisiana LLC	2.350%	6/15/32	13,302	11,287
	Entergy Louisiana LLC	4.000%	3/15/33	17,253	16,123
	Entergy Louisiana LLC	5.350%	3/15/34	16,136	16,425
	Entergy Louisiana LLC	5.150%	9/15/34	15,690	15,692
	Entergy Mississippi LLC	5.000%	9/1/33	1,110	1,107
	Entergy Texas Inc.	1.750%	3/15/31	7,809	6,608
	Essential Utilities Inc.	2.704%	4/15/30	10,066	9,108
	Essential Utilities Inc.	2.400%	5/1/31	8,255	7,188
	Essential Utilities Inc.	5.375%	1/15/34	15,530	15,678
	Evergy Inc.	6.650%	6/1/55	12,600	12,628
	Evergy Kansas Central Inc.	5.900%	11/15/33	4,366	4,603
[1]	Evergy Metro Inc.	2.250%	6/1/30	268	237
	Evergy Metro Inc.	4.950%	4/15/33	7,837	7,779
	Evergy Metro Inc.	5.400%	4/1/34	8,435	8,600
[2]	Evergy Missouri West Inc.	5.650%	6/1/34	3,475	3,579
[1]	Eversource Energy	1.650%	8/15/30	18,741	15,853
	Eversource Energy	2.550%	3/15/31	14,467	12,597
	Eversource Energy	5.850%	4/15/31	27,512	28,585
	Eversource Energy	3.375%	3/1/32	22,753	20,294
	Eversource Energy	5.125%	5/15/33	25,810	25,533
	Eversource Energy	5.500%	1/1/34	16,593	16,683
	Eversource Energy	5.950%	7/15/34	4,958	5,160
	Exelon Corp.	4.050%	4/15/30	33,609	32,499
	Exelon Corp.	5.125%	3/15/31	10,456	10,582
	Exelon Corp.	3.350%	3/15/32	4,066	3,663
	Exelon Corp.	5.300%	3/15/33	14,747	14,978
	Exelon Corp.	5.450%	3/15/34	18,890	19,231
	Exelon Corp.	6.500%	3/15/55	10,955	10,967
	FirstEnergy Corp.	2.650%	3/1/30	16,179	14,574
[1]	FirstEnergy Corp.	2.250%	9/1/30	14,215	12,391
	FirstEnergy Transmission LLC	5.000%	1/15/35	10,000	9,858
	Florida Power & Light Co.	4.625%	5/15/30	18,298	18,385
	Florida Power & Light Co.	2.450%	2/3/32	40,926	35,264
	Florida Power & Light Co.	5.100%	4/1/33	23,741	24,047
	Florida Power & Light Co.	4.800%	5/15/33	25,915	25,707
	Florida Power & Light Co.	5.625%	4/1/34	1,261	1,325
	Florida Power & Light Co.	5.300%	6/15/34	11,731	12,021
	Georgia Power Co.	4.550%	3/15/30	19,500	19,414
[3]	Georgia Power Co.	4.850%	3/15/31	12,348	12,398
	Georgia Power Co.	4.700%	5/15/32	19,976	19,708
	Georgia Power Co.	4.950%	5/17/33	33,948	33,745
	Georgia Power Co.	5.250%	3/15/34	9,349	9,471
[3]	Georgia Power Co.	5.200%	3/15/35	19,950	20,060
	Idaho Power Co.	5.200%	8/15/34	5,140	5,196
	Interstate Power & Light Co.	2.300%	6/1/30	1,163	1,026
	Interstate Power & Light Co.	5.700%	10/15/33	8,204	8,533
	Interstate Power & Light Co.	4.950%	9/30/34	7,142	7,015
	IPALCO Enterprises Inc.	4.250%	5/1/30	11,911	11,386
	IPALCO Enterprises Inc.	5.750%	4/1/34	10,120	10,351
[2]	Jersey Central Power & Light Co.	5.100%	1/15/35	17,920	17,772
[1]	Kentucky Utilities Co.	5.450%	4/15/33	5,227	5,374
[1]	Louisville Gas & Electric Co.	5.450%	4/15/33	11,223	11,521
	MidAmerican Energy Co.	6.750%	12/30/31	795	888
	MidAmerican Energy Co.	5.350%	1/15/34	3,495	3,591
	National Fuel Gas Co.	5.500%	3/15/30	4,930	4,999
	National Fuel Gas Co.	2.950%	3/1/31	13,328	11,708
	National Fuel Gas Co.	5.950%	3/15/35	3,695	3,782
	National Grid plc	5.809%	6/12/33	22,992	23,733
	National Grid plc	5.418%	1/11/34	14,927	15,096
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	15,241	13,704

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	25,837	26,245
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	16,352	13,394
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	2,528	2,100
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	13,050	15,447
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	14,585	12,780
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	9,369	8,855
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,811	2,674
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	18,675	19,556
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	14,700	14,608
	Nevada Power Co.	6.250%	5/15/55	2,850	2,850
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	25,155	25,422
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	46,997	41,372
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	20,505	17,500
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	21,100	21,410
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	32,804	32,800
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	26,189	26,142
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	54,050	54,680
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	34,500	35,474
	NiSource Inc.	3.600%	5/1/30	29,773	28,213
	NiSource Inc.	1.700%	2/15/31	21,546	18,046
	NiSource Inc.	5.400%	6/30/33	9,567	9,678
	NiSource Inc.	5.350%	4/1/34	20,968	21,189
	Northern States Power Co.	2.250%	4/1/31	612	533
	NSTAR Electric Co.	4.850%	3/1/30	7,361	7,392
	NSTAR Electric Co.	3.950%	4/1/30	3	3
	NSTAR Electric Co.	5.400%	6/1/34	15,550	15,901
	NSTAR Electric Co.	5.200%	3/1/35	8,337	8,362
[1]	Ohio Power Co.	2.600%	4/1/30	9,538	8,597
[1]	Ohio Power Co.	1.625%	1/15/31	13,221	11,025
	Ohio Power Co.	5.000%	6/1/33	3,584	3,532
	Ohio Power Co.	5.650%	6/1/34	11,250	11,461
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	7,717	7,221
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	7,057	6,597
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	10,333	10,616
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	22,928	20,898
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	16,683	15,863
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	23,128	22,553
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	34,199	35,619
	ONE Gas Inc.	2.000%	5/15/30	6,781	5,952
	ONE Gas Inc.	4.250%	9/1/32	8,305	7,973
	Pacific Gas & Electric Co.	4.550%	7/1/30	69,110	66,877
	Pacific Gas & Electric Co.	2.500%	2/1/31	64,539	55,515
	Pacific Gas & Electric Co.	3.250%	6/1/31	25,523	22,836
	Pacific Gas & Electric Co.	4.400%	3/1/32	303	284
	Pacific Gas & Electric Co.	5.900%	6/15/32	23,676	24,251
	Pacific Gas & Electric Co.	6.150%	1/15/33	25,437	26,314
	Pacific Gas & Electric Co.	6.400%	6/15/33	36,372	38,389
	Pacific Gas & Electric Co.	6.950%	3/15/34	33,964	37,108
	Pacific Gas & Electric Co.	5.800%	5/15/34	12,459	12,683
	PacifiCorp	2.700%	9/15/30	11,086	9,902
	PacifiCorp	5.300%	2/15/31	21,456	21,823
	PacifiCorp	7.700%	11/15/31	195	225
	PacifiCorp	5.450%	2/15/34	30,708	30,968
	PECO Energy Co.	4.900%	6/15/33	1,090	1,087
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	1,368	1,193
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	9,698	9,855
	Potomac Electric Power Co.	5.200%	3/15/34	5,551	5,600
	PPL Capital Funding Inc.	5.250%	9/1/34	19,095	19,073
	PPL Electric Utilities Corp.	5.000%	5/15/33	15,997	16,124
	PPL Electric Utilities Corp.	4.850%	2/15/34	18,450	18,340
	Progress Energy Inc.	7.750%	3/1/31	13,045	14,914
	Progress Energy Inc.	7.000%	10/30/31	17,356	19,458
[1]	Public Service Co. of Colorado	1.900%	1/15/31	14,875	12,695
	Public Service Co. of Colorado	1.875%	6/15/31	22,402	18,832
[1]	Public Service Co. of Colorado	4.100%	6/1/32	8,371	7,971
	Public Service Co. of Colorado	5.350%	5/15/34	16,666	16,905
	Public Service Co. of New Hampshire	5.350%	10/1/33	16,137	16,486
[1]	Public Service Co. of Oklahoma	2.200%	8/15/31	855	726
	Public Service Co. of Oklahoma	5.250%	1/15/33	12,033	12,075
	Public Service Co. of Oklahoma	5.200%	1/15/35	5,050	4,982

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	19,602	17,670
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	15,895	15,966
[1]	Public Service Electric & Gas Co.	4.650%	3/15/33	17,983	17,779
	Public Service Electric & Gas Co.	5.200%	8/1/33	13,359	13,582
[1]	Public Service Electric & Gas Co.	5.200%	3/1/34	9,883	10,062
	Public Service Electric & Gas Co.	4.850%	8/1/34	15,454	15,327
[1,3]	Public Service Electric & Gas Co.	5.050%	3/1/35	4,863	4,892
	Public Service Enterprise Group Inc.	1.600%	8/15/30	14,127	11,984
	Public Service Enterprise Group Inc.	2.450%	11/15/31	19,575	16,792
	Public Service Enterprise Group Inc.	6.125%	10/15/33	10,546	11,158
	Public Service Enterprise Group Inc.	5.450%	4/1/34	13,590	13,764
	Puget Energy Inc.	4.100%	6/15/30	7,774	7,394
	Puget Energy Inc.	4.224%	3/15/32	11,118	10,365
	Puget Sound Energy Inc.	5.330%	6/15/34	14,325	14,578
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	21,284	18,026
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	10,314	9,021
	Sempra	5.500%	8/1/33	18,525	18,623
	Sempra	6.400%	10/1/54	31,249	30,148
	Sempra	6.625%	4/1/55	8,750	8,649
	Southern California Edison Co.	2.250%	6/1/30	16,839	14,672
[1]	Southern California Edison Co.	2.500%	6/1/31	16,876	14,451
	Southern California Edison Co.	5.450%	6/1/31	16,504	16,731
	Southern California Edison Co.	2.750%	2/1/32	15,620	13,283
	Southern California Edison Co.	5.950%	11/1/32	25,968	26,687
	Southern California Edison Co.	6.000%	1/15/34	19,645	20,333
	Southern California Edison Co.	5.200%	6/1/34	20,449	20,037
	Southern California Gas Co.	5.200%	6/1/33	17,517	17,609
	Southern California Gas Co.	5.050%	9/1/34	14,563	14,424
[1]	Southern Co.	3.700%	4/30/30	30,437	28,935
	Southern Co.	5.700%	10/15/32	14,775	15,389
	Southern Co.	5.200%	6/15/33	27,388	27,449
	Southern Co.	5.700%	3/15/34	9,214	9,530
[1]	Southern Co.	6.375%	3/15/55	3,636	3,676
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	20,984	17,655
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	22,325	22,413
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	17,803	18,463
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	15,485	15,149
	Southwest Gas Corp.	2.200%	6/15/30	3,381	2,965
	Southwest Gas Corp.	4.050%	3/15/32	15,779	14,803
	Southwestern Electric Power Co.	5.300%	4/1/33	12,256	12,316
	Spire Missouri Inc.	4.800%	2/15/33	7,078	7,053
[1]	Spire Missouri Inc.	5.150%	8/15/34	8,123	8,223
	System Energy Resources Inc.	5.300%	12/15/34	7,850	7,794
	Tucson Electric Power Co.	1.500%	8/1/30	8,106	6,855
	Tucson Electric Power Co.	3.250%	5/15/32	8,379	7,534
	Tucson Electric Power Co.	5.200%	9/15/34	10,045	10,055
	Union Electric Co.	2.950%	3/15/30	3,745	3,458
	Union Electric Co.	2.150%	3/15/32	13,112	11,050
	Union Electric Co.	5.200%	4/1/34	21,164	21,380
	Virginia Electric & Power Co.	2.300%	11/15/31	13,848	11,902
	Virginia Electric & Power Co.	2.400%	3/30/32	16,820	14,370
	Virginia Electric & Power Co.	5.000%	4/1/33	32,701	32,450
	Virginia Electric & Power Co.	5.300%	8/15/33	6,241	6,318
	Virginia Electric & Power Co.	5.000%	1/15/34	897	888
	Virginia Electric & Power Co.	5.050%	8/15/34	19,654	19,504
	WEC Energy Group Inc.	1.800%	10/15/30	4,365	3,729
	Wisconsin Electric Power Co.	4.750%	9/30/32	13,053	13,037
	Wisconsin Electric Power Co.	5.625%	5/15/33	611	645
	Wisconsin Electric Power Co.	4.600%	10/1/34	5,360	5,214
	Wisconsin Power & Light Co.	1.950%	9/16/31	7,697	6,471
	Wisconsin Power & Light Co.	3.950%	9/1/32	15,460	14,596
	Wisconsin Power & Light Co.	4.950%	4/1/33	8,177	8,117
	Wisconsin Power & Light Co.	5.375%	3/30/34	8,366	8,516
	Xcel Energy Inc.	3.400%	6/1/30	12,278	11,429
	Xcel Energy Inc.	2.350%	11/15/31	760	639
	Xcel Energy Inc.	4.600%	6/1/32	21,668	20,983
	Xcel Energy Inc.	5.450%	8/15/33	29,712	29,958

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	5.500%	3/15/34	20,698	20,888
					4,552,620
Total Corporate Bonds (Cost $52,252,541)					51,059,410
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5]	Vanguard Market Liquidity Fund (Cost $226,206)	4.351%		2,262,084	226,208
Total Investments (99.0%) (Cost $52,626,196)					51,433,748
Other Assets and Liabilities—Net (1.0%)					533,114
Net Assets (100%)					51,966,862
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $735,997,000, representing 1.4% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
4	Securities with a value of $16,843,000 have been segregated as initial margin for recently closed futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $52,399,990)	51,207,540
Affiliated Issuers (Cost $226,206)	226,208
Total Investments in Securities	51,433,748
Investment in Vanguard	1,324
Cash	128
Cash Collateral Received for ETF Capital Activity	30,102
Receivables for Investment Securities Sold	716,303
Receivables for Accrued Income	604,607
Receivables for Capital Shares Issued	4,955
Total Assets	52,791,167
Liabilities
Payables for Investment Securities Purchased	788,757
Collateral for ETF Capital Activity	30,102
Payables for Capital Shares Redeemed	1,281
Payables for Distributions	1,269
Payables to Vanguard	563
Variation Margin Payable—Futures Contracts	2,333
Total Liabilities	824,305
Net Assets	51,966,862
At February 28, 2025, net assets consisted of:

Paid-in Capital	56,705,431
Total Distributable Earnings (Loss)	(4,738,569)
Net Assets	51,966,862

ETF Shares—Net Assets
Applicable to 609,496,808 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	49,964,303
Net Asset Value Per Share—ETF Shares	$81.98

Admiral™ Shares—Net Assets
Applicable to 75,227,858 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,658,822
Net Asset Value Per Share—Admiral Shares	$22.05

Institutional Shares—Net Assets
Applicable to 12,616,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	343,737
Net Asset Value Per Share—Institutional Shares	$27.25
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	1,150,613
Total Income	1,150,613
Expenses
The Vanguard Group—Note B
Investment Advisory Services	644
Management and Administrative—ETF Shares	5,012
Management and Administrative—Admiral Shares	372
Management and Administrative—Institutional Shares	66
Marketing and Distribution—ETF Shares	1,366
Marketing and Distribution—Admiral Shares	40
Marketing and Distribution—Institutional Shares	5
Custodian Fees	84
Shareholders’ Reports and Proxy Fees—ETF Shares	2,301
Shareholders’ Reports and Proxy Fees—Admiral Shares	23
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	14
Other Expenses	17
Total Expenses	9,945
Net Investment Income	1,140,668
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(258,540)
Futures Contracts	(8,928)
Realized Net Gain (Loss)	(267,468)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(159,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	713,664
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,262,000, ($1,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $87,164,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,140,668	1,966,630
Realized Net Gain (Loss)	(267,468)	(1,248,692)
Change in Unrealized Appreciation (Depreciation)	(159,536)	3,612,491
Net Increase (Decrease) in Net Assets Resulting from Operations	713,664	4,330,429
Distributions
ETF Shares	(1,113,020)	(1,851,710)
Admiral Shares	(30,376)	(51,765)
Institutional Shares	(7,340)	(13,173)
Total Distributions	(1,150,736)	(1,916,648)
Capital Share Transactions
ETF Shares	(275,743)	8,072,283
Admiral Shares	351,240	94,194
Institutional Shares	32,569	(1,000)
Net Increase (Decrease) from Capital Share Transactions	108,066	8,165,477
Total Increase (Decrease)	(329,006)	10,579,258
Net Assets
Beginning of Period	52,295,868	41,716,610
End of Period	51,966,862	52,295,868
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$82.65	$78.27	$79.83	$95.57	$95.98	$91.82
Investment Operations
Net Investment Income[1]	1.824	3.429	2.808	2.171	2.163	2.761
Net Realized and Unrealized Gain (Loss) on Investments	(.655)	4.315	(1.605)	(15.176)	(.205)	4.205
Total from Investment Operations	1.169	7.744	1.203	(13.005)	1.958	6.966
Distributions
Dividends from Net Investment Income	(1.839)	(3.364)	(2.763)	(2.141)	(2.169)	(2.806)
Distributions from Realized Capital Gains	—	—	—	(.594)	(.199)	—
Total Distributions	(1.839)	(3.364)	(2.763)	(2.735)	(2.368)	(2.806)
Net Asset Value, End of Period	$81.98	$82.65	$78.27	$79.83	$95.57	$95.98
Total Return	1.45%	10.19%	1.55%	-13.86%	2.08%	7.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,964	$50,666	$40,262	$41,058	$46,873	$38,944
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.51%	4.32%	3.58%	2.48%	2.27%	2.99%
Portfolio Turnover Rate[3]	36%	72%	76%	58%	53%	72%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.23	$21.06	$21.49	$25.75	$25.86	$24.71
Investment Operations
Net Investment Income[1]	.489	.917	.752	.577	.578	.747
Net Realized and Unrealized Gain (Loss) on Investments	(.180)	1.166	(.429)	(4.098)	(.062)	1.138
Total from Investment Operations	.309	2.083	.323	(3.521)	.516	1.885
Distributions
Dividends from Net Investment Income	(.489)	(.913)	(.753)	(.579)	(.572)	(.735)
Distributions from Realized Capital Gains	—	—	—	(.160)	(.054)	—
Total Distributions	(.489)	(.913)	(.753)	(.739)	(.626)	(.735)
Net Asset Value, End of Period	$22.05	$22.23	$21.06	$21.49	$25.75	$25.86
Total Return[2]	1.42%	10.16%	1.55%	-13.90%	2.03%	7.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,659	$1,316	$1,156	$1,139	$1,587	$1,549
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.48%	4.29%	3.56%	2.44%	2.25%	3.01%
Portfolio Turnover Rate[4]	36%	72%	76%	58%	53%	72%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$27.46	$26.02	$26.56	$31.82	$31.95	$30.53
Investment Operations
Net Investment Income[1]	.607	1.137	.934	.720	.720	.940
Net Realized and Unrealized Gain (Loss) on Investments	(.210)	1.437	(.538)	(5.061)	(.070)	1.394
Total from Investment Operations	.397	2.574	.396	(4.341)	.650	2.334
Distributions
Dividends from Net Investment Income	(.607)	(1.134)	(.936)	(.721)	(.714)	(.914)
Distributions from Realized Capital Gains	—	—	—	(.198)	(.066)	—
Total Distributions	(.607)	(1.134)	(.936)	(.919)	(.780)	(.914)
Net Asset Value, End of Period	$27.25	$27.46	$26.02	$26.56	$31.82	$31.95
Total Return[2]	1.48%	10.16%	1.54%	-13.87%	2.07%	7.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$344	$314	$298	$338	$443	$357
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.50%	4.31%	3.57%	2.46%	2.27%	3.07%
Portfolio Turnover Rate[4]	36%	72%	76%	58%	53%	72%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash.  Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Intermediate-Term Corporate Bond Index Fund
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $1,324,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	148,130	—	148,130
Corporate Bonds	—	51,059,410	—	51,059,410
Temporary Cash Investments	226,208	—	—	226,208
Total	226,208	51,207,540	—	51,433,748
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	52,639,891
Gross Unrealized Appreciation	503,302
Gross Unrealized Depreciation	(1,709,445)
Net Unrealized Appreciation (Depreciation)	(1,206,143)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $3,440,405,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $8,314,883,000 of investment securities and sold $7,763,034,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $10,441,328,000 and $10,597,338,000, respectively. In addition, the fund purchased and sold investment securities of $7,535,912,000 and $7,878,943,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Intermediate-Term Corporate Bond Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	7,728,416	94,542	24,969,716	314,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,004,159)	(98,100)	(16,897,433)	(215,400)
Net Increase (Decrease)—ETF Shares	(275,743)	(3,558)	8,072,283	98,650
Admiral Shares
Issued[1]	497,541	22,712	314,622	14,629
Issued in Lieu of Cash Distributions	24,395	1,110	40,940	1,915
Redeemed	(170,696)	(7,779)	(261,368)	(12,248)
Net Increase (Decrease)—Admiral Shares	351,240	16,043	94,194	4,296
Institutional Shares
Issued[1]	42,437	1,531	24,795	940
Issued in Lieu of Cash Distributions	5,347	197	9,285	352
Redeemed	(15,215)	(555)	(35,080)	(1,318)
Net Increase (Decrease)—Institutional Shares	32,569	1,173	(1,000)	(26)
1	Includes purchase fees for fiscal 2025 and 2024 of $1,349,000 and $841,000, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.625%	2/15/35	9,960	10,304
	United States Treasury Note/Bond	4.750%	2/15/45	21,150	21,791
Total U.S. Government and Agency Obligations (Cost $31,877)					32,095
Corporate Bonds (98.1%)
Communications (11.2%)
	Alphabet Inc.	1.900%	8/15/40	5,516	3,722
	Alphabet Inc.	2.050%	8/15/50	22,590	12,996
	Alphabet Inc.	2.250%	8/15/60	725	411
	America Movil SAB de CV	6.375%	3/1/35	6,148	6,680
	America Movil SAB de CV	6.125%	3/30/40	12,573	13,335
	America Movil SAB de CV	4.375%	7/16/42	8,499	7,359
	America Movil SAB de CV	4.375%	4/22/49	9,340	7,929
	AppLovin Corp.	5.950%	12/1/54	4,400	4,458
	AT&T Inc.	4.500%	5/15/35	14,386	13,601
	AT&T Inc.	5.250%	3/1/37	6,367	6,342
	AT&T Inc.	4.900%	8/15/37	1,477	1,419
	AT&T Inc.	6.550%	2/15/39	100	111
	AT&T Inc.	4.850%	3/1/39	11,447	10,853
	AT&T Inc.	6.000%	8/15/40	1,025	1,068
	AT&T Inc.	5.350%	9/1/40	7,604	7,485
	AT&T Inc.	3.500%	6/1/41	22,962	18,020
	AT&T Inc.	5.550%	8/15/41	5,546	5,536
	AT&T Inc.	5.150%	3/15/42	3,989	3,756
	AT&T Inc.	4.300%	12/15/42	8,301	7,118
	AT&T Inc.	3.100%	2/1/43	1,290	941
	AT&T Inc.	4.650%	6/1/44	2,279	2,007
	AT&T Inc.	4.800%	6/15/44	255	230
	AT&T Inc.	4.350%	6/15/45	12,418	10,479
	AT&T Inc.	4.750%	5/15/46	14,476	12,886
[1]	AT&T Inc.	5.150%	11/15/46	9,883	9,317
	AT&T Inc.	5.650%	2/15/47	1,040	1,051
	AT&T Inc.	5.450%	3/1/47	9,729	9,449
	AT&T Inc.	4.500%	3/9/48	15,860	13,419
	AT&T Inc.	4.550%	3/9/49	6,338	5,426
	AT&T Inc.	5.150%	2/15/50	8,474	7,880
	AT&T Inc.	3.650%	6/1/51	8,607	6,236
	AT&T Inc.	3.500%	9/15/53	61,883	43,232
	AT&T Inc.	3.550%	9/15/55	41,922	29,059
	AT&T Inc.	3.800%	12/1/57	23,114	16,607
	AT&T Inc.	3.650%	9/15/59	47,067	32,556
	AT&T Inc.	3.850%	6/1/60	16,985	12,130
	AT&T Inc.	3.500%	2/1/61	8,536	5,666
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	8,624	7,148
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	2,041	1,644
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	3,363	2,418
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	4,810	3,146
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	5,313	3,783
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	5,087	4,875
	Charter Communications Operating LLC	6.384%	10/23/35	12,859	13,075
	Charter Communications Operating LLC	5.375%	4/1/38	5,231	4,764
	Charter Communications Operating LLC	3.500%	6/1/41	4,628	3,259
	Charter Communications Operating LLC	3.500%	3/1/42	12,575	8,767
	Charter Communications Operating LLC	6.484%	10/23/45	29,255	28,344
	Charter Communications Operating LLC	5.375%	5/1/47	7,036	5,939
	Charter Communications Operating LLC	5.750%	4/1/48	17,569	15,512
	Charter Communications Operating LLC	5.125%	7/1/49	341	276
	Charter Communications Operating LLC	4.800%	3/1/50	20,425	15,766
	Charter Communications Operating LLC	3.700%	4/1/51	21,633	13,959

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.900%	6/1/52	20,241	13,432
Charter Communications Operating LLC	5.250%	4/1/53	5,179	4,281
Charter Communications Operating LLC	6.834%	10/23/55	7,654	7,626
Charter Communications Operating LLC	3.850%	4/1/61	16,063	9,974
Charter Communications Operating LLC	4.400%	12/1/61	9,875	6,755
Charter Communications Operating LLC	3.950%	6/30/62	12,058	7,588
Charter Communications Operating LLC	5.500%	4/1/63	4,589	3,761
Comcast Corp.	5.650%	6/15/35	4,974	5,158
Comcast Corp.	4.400%	8/15/35	5,533	5,205
Comcast Corp.	6.500%	11/15/35	1,626	1,801
Comcast Corp.	3.200%	7/15/36	162	134
Comcast Corp.	6.450%	3/15/37	3,748	4,103
Comcast Corp.	6.950%	8/15/37	2,381	2,716
Comcast Corp.	3.900%	3/1/38	9,679	8,367
Comcast Corp.	4.600%	10/15/38	10,667	9,865
Comcast Corp.	6.550%	7/1/39	2,755	3,049
Comcast Corp.	3.250%	11/1/39	14,520	11,332
Comcast Corp.	3.750%	4/1/40	15,153	12,570
Comcast Corp.	4.650%	7/15/42	5,747	5,182
Comcast Corp.	4.600%	8/15/45	5,539	4,872
Comcast Corp.	3.400%	7/15/46	9,532	6,916
Comcast Corp.	4.000%	8/15/47	2,039	1,608
Comcast Corp.	3.969%	11/1/47	15,507	12,166
Comcast Corp.	4.000%	3/1/48	2,675	2,101
Comcast Corp.	4.700%	10/15/48	13,237	11,684
Comcast Corp.	3.999%	11/1/49	13,523	10,516
Comcast Corp.	3.450%	2/1/50	18,994	13,388
Comcast Corp.	2.800%	1/15/51	19,367	11,907
Comcast Corp.	2.887%	11/1/51	33,869	21,113
Comcast Corp.	2.450%	8/15/52	10,454	5,876
Comcast Corp.	4.049%	11/1/52	479	369
Comcast Corp.	5.350%	5/15/53	10,538	10,003
Comcast Corp.	5.650%	6/1/54	7,957	7,896
Comcast Corp.	2.937%	11/1/56	26,721	16,081
Comcast Corp.	4.950%	10/15/58	10,587	9,374
Comcast Corp.	2.650%	8/15/62	12,465	6,724
Comcast Corp.	2.987%	11/1/63	22,842	13,254
Comcast Corp.	5.500%	5/15/64	9,301	8,882
Discovery Communications LLC	5.000%	9/20/37	3,657	3,144
Discovery Communications LLC	6.350%	6/1/40	9,499	9,091
Discovery Communications LLC	5.200%	9/20/47	2,434	2,005
Discovery Communications LLC	4.650%	5/15/50	875	651
Electronic Arts Inc.	2.950%	2/15/51	4,885	3,152
Fox Corp.	5.476%	1/25/39	12,970	12,593
Fox Corp.	5.576%	1/25/49	6,888	6,579
Grupo Televisa SAB	6.625%	1/15/40	5,021	4,793
Grupo Televisa SAB	5.000%	5/13/45	5,539	4,160
Grupo Televisa SAB	6.125%	1/31/46	6,145	5,249
Grupo Televisa SAB	5.250%	5/24/49	3,445	2,595
Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,453	1,878
Interpublic Group of Cos. Inc.	5.400%	10/1/48	3,881	3,751
Meta Platforms Inc.	4.450%	8/15/52	22,873	19,873
Meta Platforms Inc.	5.600%	5/15/53	10,241	10,524
Meta Platforms Inc.	5.400%	8/15/54	23,836	23,806
Meta Platforms Inc.	4.650%	8/15/62	7,476	6,534
Meta Platforms Inc.	5.750%	5/15/63	17,342	18,006
Meta Platforms Inc.	5.550%	8/15/64	14,718	14,823
NBCUniversal Media LLC	4.450%	1/15/43	8,944	7,805
Netflix Inc.	5.400%	8/15/54	3,613	3,632
Orange SA	5.375%	1/13/42	8,146	7,986
Orange SA	5.500%	2/6/44	4,814	4,809
Paramount Global	6.875%	4/30/36	7,376	7,723
Paramount Global	5.900%	10/15/40	1,195	1,091
Paramount Global	4.850%	7/1/42	4,458	3,663
Paramount Global	4.375%	3/15/43	13,446	10,227
Paramount Global	5.850%	9/1/43	401	361
Paramount Global	5.250%	4/1/44	2,606	2,160
Paramount Global	4.900%	8/15/44	3,999	3,202
Paramount Global	4.600%	1/15/45	6,921	5,320
Paramount Global	4.950%	5/19/50	8,432	6,639

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	7.500%	8/15/38	3,859	4,449
	Rogers Communications Inc.	4.500%	3/15/42	4,596	3,954
	Rogers Communications Inc.	4.500%	3/15/43	4,063	3,469
	Rogers Communications Inc.	5.450%	10/1/43	6,644	6,358
	Rogers Communications Inc.	5.000%	3/15/44	4,905	4,433
	Rogers Communications Inc.	4.300%	2/15/48	4,793	3,828
	Rogers Communications Inc.	4.350%	5/1/49	7,963	6,335
	Rogers Communications Inc.	3.700%	11/15/49	4,832	3,433
	Rogers Communications Inc.	4.550%	3/15/52	12,894	10,487
	Telefonica Emisiones SA	7.045%	6/20/36	11,235	12,577
	Telefonica Emisiones SA	4.665%	3/6/38	3,416	3,121
	Telefonica Emisiones SA	5.213%	3/8/47	13,143	11,965
	Telefonica Emisiones SA	4.895%	3/6/48	10,367	8,981
	Telefonica Emisiones SA	5.520%	3/1/49	6,203	5,845
	TELUS Corp.	4.600%	11/16/48	7,268	6,124
	TELUS Corp.	4.300%	6/15/49	1,065	850
	Thomson Reuters Corp.	5.500%	8/15/35	237	244
	Thomson Reuters Corp.	5.850%	4/15/40	2,814	2,934
	Thomson Reuters Corp.	5.650%	11/23/43	2,158	2,173
	Time Warner Cable LLC	6.550%	5/1/37	10,183	10,138
	Time Warner Cable LLC	7.300%	7/1/38	8,348	8,808
	Time Warner Cable LLC	6.750%	6/15/39	7,766	7,819
	Time Warner Cable LLC	5.875%	11/15/40	6,000	5,551
	Time Warner Cable LLC	5.500%	9/1/41	6,522	5,746
	Time Warner Cable LLC	4.500%	9/15/42	8,085	6,229
	T-Mobile USA Inc.	4.375%	4/15/40	14,254	12,673
	T-Mobile USA Inc.	3.000%	2/15/41	14,533	10,702
	T-Mobile USA Inc.	4.500%	4/15/50	12,780	10,801
	T-Mobile USA Inc.	3.300%	2/15/51	17,600	11,995
	T-Mobile USA Inc.	3.400%	10/15/52	16,161	11,124
	T-Mobile USA Inc.	5.650%	1/15/53	6,794	6,740
	T-Mobile USA Inc.	5.750%	1/15/54	11,248	11,322
	T-Mobile USA Inc.	6.000%	6/15/54	9,268	9,686
	T-Mobile USA Inc.	5.500%	1/15/55	10,920	10,582
	T-Mobile USA Inc.	5.250%	6/15/55	5,289	4,956
	T-Mobile USA Inc.	3.600%	11/15/60	14,297	9,822
	T-Mobile USA Inc.	5.800%	9/15/62	4,834	4,839
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	3,130	2,702
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	252	204
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,604	3,048
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,169	3,613
	Uber Technologies Inc.	5.350%	9/15/54	8,445	8,081
	Verizon Communications Inc.	5.850%	9/15/35	5,607	5,906
	Verizon Communications Inc.	4.272%	1/15/36	9,441	8,716
	Verizon Communications Inc.	5.250%	3/16/37	9,273	9,313
	Verizon Communications Inc.	4.812%	3/15/39	7,004	6,612
	Verizon Communications Inc.	2.650%	11/20/40	24,628	17,491
	Verizon Communications Inc.	3.400%	3/22/41	20,345	15,916
	Verizon Communications Inc.	2.850%	9/3/41	9,804	7,040
	Verizon Communications Inc.	3.850%	11/1/42	11,715	9,544
	Verizon Communications Inc.	6.550%	9/15/43	1,478	1,657
	Verizon Communications Inc.	4.125%	8/15/46	9,323	7,618
	Verizon Communications Inc.	4.862%	8/21/46	19,816	18,189
	Verizon Communications Inc.	5.500%	3/16/47	4,670	4,673
	Verizon Communications Inc.	4.522%	9/15/48	10,672	9,239
	Verizon Communications Inc.	5.012%	4/15/49	1,460	1,394
	Verizon Communications Inc.	4.000%	3/22/50	12,431	9,792
	Verizon Communications Inc.	2.875%	11/20/50	19,713	12,608
	Verizon Communications Inc.	3.550%	3/22/51	15,153	11,130
	Verizon Communications Inc.	3.875%	3/1/52	10,567	8,099
	Verizon Communications Inc.	5.500%	2/23/54	3,133	3,106
	Verizon Communications Inc.	4.672%	3/15/55	8,996	7,741
	Verizon Communications Inc.	2.987%	10/30/56	28,588	17,614
	Verizon Communications Inc.	3.000%	11/20/60	9,206	5,609
	Verizon Communications Inc.	3.700%	3/22/61	19,571	13,885
	Vodafone Group plc	6.150%	2/27/37	6,129	6,545
	Vodafone Group plc	5.000%	5/30/38	6,771	6,559
	Vodafone Group plc	5.250%	5/30/48	4,566	4,280
	Vodafone Group plc	4.875%	6/19/49	6,891	6,019
	Vodafone Group plc	4.250%	9/17/50	13,720	10,837

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	5.625%	2/10/53	5,904	5,656
	Vodafone Group plc	5.750%	6/28/54	17,648	17,283
	Vodafone Group plc	5.125%	6/19/59	607	534
	Vodafone Group plc	5.750%	2/10/63	5,538	5,287
	Vodafone Group plc	5.875%	6/28/64	7,858	7,682
	Walt Disney Co.	6.400%	12/15/35	6,428	7,168
	Walt Disney Co.	6.150%	3/1/37	1,167	1,275
	Walt Disney Co.	6.650%	11/15/37	10,105	11,492
	Walt Disney Co.	4.625%	3/23/40	4,554	4,328
	Walt Disney Co.	3.500%	5/13/40	14,257	11,742
	Walt Disney Co.	6.150%	2/15/41	5,722	6,191
	Walt Disney Co.	5.400%	10/1/43	7,630	7,633
	Walt Disney Co.	4.750%	9/15/44	7,993	7,342
	Walt Disney Co.	4.950%	10/15/45	5,392	5,068
	Walt Disney Co.	4.750%	11/15/46	527	481
	Walt Disney Co.	2.750%	9/1/49	8,406	5,418
	Walt Disney Co.	4.700%	3/23/50	12,633	11,547
	Walt Disney Co.	3.600%	1/13/51	20,895	15,753
	Walt Disney Co.	3.800%	5/13/60	7,204	5,392
	Warnermedia Holdings Inc.	5.050%	3/15/42	23,684	19,611
	Warnermedia Holdings Inc.	5.141%	3/15/52	48,305	37,342
	Warnermedia Holdings Inc.	5.391%	3/15/62	23,242	17,740
					1,736,737
Consumer Discretionary (5.7%)
[2]	Alibaba Group Holding Ltd.	5.250%	5/26/35	6,890	6,986
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,714	3,310
	Alibaba Group Holding Ltd.	2.700%	2/9/41	5,764	4,100
	Alibaba Group Holding Ltd.	4.200%	12/6/47	13,035	10,912
	Alibaba Group Holding Ltd.	3.150%	2/9/51	9,961	6,809
[2]	Alibaba Group Holding Ltd.	5.625%	11/26/54	3,260	3,333
	Alibaba Group Holding Ltd.	4.400%	12/6/57	10,953	9,216
	Alibaba Group Holding Ltd.	3.250%	2/9/61	4,445	2,909
	Amazon.com Inc.	3.875%	8/22/37	21,184	19,148
	Amazon.com Inc.	2.875%	5/12/41	19,562	14,764
	Amazon.com Inc.	4.950%	12/5/44	11,850	11,609
	Amazon.com Inc.	4.050%	8/22/47	27,802	23,453
	Amazon.com Inc.	2.500%	6/3/50	19,047	11,759
	Amazon.com Inc.	3.100%	5/12/51	29,210	20,278
	Amazon.com Inc.	3.950%	4/13/52	2,022	1,643
	Amazon.com Inc.	4.250%	8/22/57	9,394	7,905
	Amazon.com Inc.	2.700%	6/3/60	16,112	9,604
	Amazon.com Inc.	3.250%	5/12/61	19,999	13,474
	Amazon.com Inc.	4.100%	4/13/62	4,983	4,035
[1]	American University	3.672%	4/1/49	1,811	1,398
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	1,130	882
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	7,537	4,627
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	6,707	4,948
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	3,885	3,616
	AutoNation Inc.	5.890%	3/15/35	677	689
	BorgWarner Inc.	4.375%	3/15/45	2,927	2,427
[1]	Brown University	2.924%	9/1/50	3,409	2,350
	Brunswick Corp.	5.100%	4/1/52	942	733
[1]	California Endowment	2.498%	4/1/51	2,788	1,721
	California Institute of Technology	4.321%	8/1/45	1,890	1,692
	California Institute of Technology	4.700%	11/1/11	1,895	1,622
	California Institute of Technology	3.650%	9/1/19	3,543	2,363
[1]	Case Western Reserve University	5.405%	6/1/22	2,045	1,994
	Claremont Mckenna College	3.775%	1/1/22	1,223	832
	Cleveland Clinic Foundation	4.858%	1/1/14	2,150	1,911
	Darden Restaurants Inc.	4.550%	2/15/48	3,064	2,567
	Dick's Sporting Goods Inc.	4.100%	1/15/52	5,323	3,968
	DR Horton Inc.	5.500%	10/15/35	2,750	2,811
[1]	Duke University	2.682%	10/1/44	3,121	2,299
[1]	Duke University	2.757%	10/1/50	1,865	1,246
[1]	Duke University	2.832%	10/1/55	5,140	3,350
	eBay Inc.	4.000%	7/15/42	6,184	5,064
	eBay Inc.	3.650%	5/10/51	5,511	4,053
[1]	Emory University	2.969%	9/1/50	2,831	1,942
[1]	Ford Foundation	2.415%	6/1/50	2,837	1,759

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ford Foundation	2.815%	6/1/70	6,873	4,033
	Ford Motor Co.	4.750%	1/15/43	17,982	13,983
	Ford Motor Co.	7.400%	11/1/46	3,350	3,522
	Ford Motor Co.	5.291%	12/8/46	4,219	3,473
	Fortune Brands Innovations Inc.	4.500%	3/25/52	3,136	2,542
	General Motors Co.	5.000%	4/1/35	7,273	6,863
	General Motors Co.	6.600%	4/1/36	9,771	10,358
	General Motors Co.	5.150%	4/1/38	902	838
	General Motors Co.	6.250%	10/2/43	10,374	10,297
	General Motors Co.	5.200%	4/1/45	10,442	9,094
	General Motors Co.	6.750%	4/1/46	897	935
	General Motors Co.	5.400%	4/1/48	5,484	4,865
	General Motors Co.	5.950%	4/1/49	9,289	8,842
[1]	George Washington University	4.300%	9/15/44	1,927	1,713
	George Washington University	4.868%	9/15/45	3,046	2,906
[1]	George Washington University	4.126%	9/15/48	3,878	3,288
[1]	Georgetown University	4.315%	4/1/49	3,480	3,013
[1]	Georgetown University	2.943%	4/1/50	2,957	2,002
	Georgetown University	5.115%	4/1/53	2,165	2,141
[1]	Georgetown University	5.215%	10/1/18	287	264
	Harley-Davidson Inc.	4.625%	7/28/45	2,882	2,420
	Hasbro Inc.	6.350%	3/15/40	3,293	3,420
	Hasbro Inc.	5.100%	5/15/44	2,119	1,882
	Home Depot Inc.	5.875%	12/16/36	18,005	19,323
	Home Depot Inc.	3.300%	4/15/40	11,974	9,585
	Home Depot Inc.	5.400%	9/15/40	5,146	5,247
	Home Depot Inc.	5.950%	4/1/41	4,816	5,159
	Home Depot Inc.	4.200%	4/1/43	8,735	7,570
	Home Depot Inc.	4.875%	2/15/44	6,762	6,361
	Home Depot Inc.	4.400%	3/15/45	10,541	9,280
	Home Depot Inc.	4.250%	4/1/46	12,728	10,903
	Home Depot Inc.	3.900%	6/15/47	5,444	4,384
	Home Depot Inc.	4.500%	12/6/48	7,313	6,424
	Home Depot Inc.	3.125%	12/15/49	6,140	4,259
	Home Depot Inc.	3.350%	4/15/50	16,094	11,627
	Home Depot Inc.	2.375%	3/15/51	7,476	4,379
	Home Depot Inc.	2.750%	9/15/51	6,630	4,185
	Home Depot Inc.	3.625%	4/15/52	5,004	3,758
	Home Depot Inc.	4.950%	9/15/52	11,480	10,769
	Home Depot Inc.	5.300%	6/25/54	9,208	9,087
	Home Depot Inc.	3.500%	9/15/56	1,151	824
	Home Depot Inc.	5.400%	6/25/64	5,334	5,266
[1]	Howard University	5.209%	10/1/52	1,806	1,616
	JD.com Inc.	4.125%	1/14/50	2,182	1,812
[1]	Johns Hopkins University	4.083%	7/1/53	2,734	2,312
[1]	Johns Hopkins University	2.813%	1/1/60	3,767	2,325
	Lear Corp.	5.250%	5/15/49	4,406	3,896
	Lear Corp.	3.550%	1/15/52	2,600	1,754
	Leggett & Platt Inc.	3.500%	11/15/51	3,917	2,467
	Leland Stanford Junior University	3.647%	5/1/48	5,625	4,496
	Leland Stanford Junior University	2.413%	6/1/50	4,116	2,564
	Lowe's Cos. Inc.	5.500%	10/15/35	3,852	3,987
	Lowe's Cos. Inc.	2.800%	9/15/41	8,119	5,726
	Lowe's Cos. Inc.	4.650%	4/15/42	4,111	3,708
	Lowe's Cos. Inc.	4.250%	9/15/44	272	226
	Lowe's Cos. Inc.	4.375%	9/15/45	4,918	4,201
	Lowe's Cos. Inc.	3.700%	4/15/46	5,160	3,937
	Lowe's Cos. Inc.	4.050%	5/3/47	6,361	5,097
	Lowe's Cos. Inc.	4.550%	4/5/49	1,268	1,077
	Lowe's Cos. Inc.	5.125%	4/15/50	3,904	3,623
	Lowe's Cos. Inc.	3.000%	10/15/50	8,158	5,242
	Lowe's Cos. Inc.	3.500%	4/1/51	10,237	7,242
	Lowe's Cos. Inc.	4.250%	4/1/52	6,879	5,534
	Lowe's Cos. Inc.	5.625%	4/15/53	2,304	2,280
	Lowe's Cos. Inc.	5.750%	7/1/53	7,836	7,882
	Lowe's Cos. Inc.	4.450%	4/1/62	5,028	4,027
	Lowe's Cos. Inc.	5.800%	9/15/62	7,810	7,833
	Lowe's Cos. Inc.	5.850%	4/1/63	9,466	9,531
	Marriott International Inc.	5.350%	3/15/35	4,125	4,131
	Marriott International Inc.	5.500%	4/15/37	9,925	9,957

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	4.500%	5/15/47	2,704	2,300
	Masco Corp.	3.125%	2/15/51	2,226	1,464
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	2,664	2,458
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	2,611	1,830
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	1,110	661
	Massachusetts Institute of Technology	3.067%	4/1/52	2,773	1,953
	Massachusetts Institute of Technology	5.600%	7/1/11	5,166	5,429
	Massachusetts Institute of Technology	4.678%	7/1/14	3,453	3,032
	Massachusetts Institute of Technology	3.885%	7/1/16	2,452	1,791
	Mattel Inc.	5.450%	11/1/41	4,803	4,499
[3]	McDonald's Corp.	4.950%	3/3/35	1,500	1,497
[1]	McDonald's Corp.	4.700%	12/9/35	3,440	3,349
[1]	McDonald's Corp.	6.300%	10/15/37	4,005	4,397
[1]	McDonald's Corp.	6.300%	3/1/38	6,101	6,701
[1]	McDonald's Corp.	5.700%	2/1/39	2,859	2,989
[1]	McDonald's Corp.	4.875%	7/15/40	2,236	2,119
[1]	McDonald's Corp.	3.700%	2/15/42	3,660	2,949
[1]	McDonald's Corp.	3.625%	5/1/43	3,889	3,073
[1]	McDonald's Corp.	4.600%	5/26/45	3,280	2,924
[1]	McDonald's Corp.	4.875%	12/9/45	6,349	5,840
[1]	McDonald's Corp.	4.450%	3/1/47	6,819	5,892
[1]	McDonald's Corp.	4.450%	9/1/48	4,962	4,259
[1]	McDonald's Corp.	3.625%	9/1/49	12,450	9,330
[1]	McDonald's Corp.	4.200%	4/1/50	6,499	5,301
[1]	McDonald's Corp.	5.150%	9/9/52	5,441	5,138
	McDonald's Corp.	5.450%	8/14/53	3,334	3,295
	MDC Holdings Inc.	6.000%	1/15/43	4,001	4,031
	MDC Holdings Inc.	3.966%	8/6/61	2,350	1,850
[3]	Meritage Homes Corp.	5.650%	3/15/35	1,451	1,449
	NIKE Inc.	3.250%	3/27/40	5,117	4,107
	NIKE Inc.	3.625%	5/1/43	3,626	2,940
	NIKE Inc.	3.875%	11/1/45	6,194	5,073
	NIKE Inc.	3.375%	11/1/46	3,626	2,710
	NIKE Inc.	3.375%	3/27/50	8,035	5,873
[1]	Northeastern University	2.894%	10/1/50	1,645	1,120
[1]	Northwestern University	4.643%	12/1/44	4,714	4,462
[1]	Northwestern University	2.640%	12/1/50	2,820	1,773
[1]	Northwestern University	3.662%	12/1/57	2,987	2,222
	Owens Corning	7.000%	12/1/36	3,042	3,468
	Owens Corning	4.300%	7/15/47	2,589	2,138
	Owens Corning	5.950%	6/15/54	7,800	8,038
	President & Fellows of Harvard College	4.875%	10/15/40	1,856	1,848
	President & Fellows of Harvard College	3.150%	7/15/46	2,069	1,552
	President & Fellows of Harvard College	2.517%	10/15/50	4,340	2,752
	President & Fellows of Harvard College	3.745%	11/15/52	3,049	2,442
	President & Fellows of Harvard College	3.300%	7/15/56	4,789	3,431
[1]	Rockefeller Foundation	2.492%	10/1/50	5,871	3,675
	Snap-on Inc.	4.100%	3/1/48	3,053	2,538
	Snap-on Inc.	3.100%	5/1/50	3,718	2,562
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,271	2,199
	Stanley Black & Decker Inc.	4.850%	11/15/48	3,292	2,862
	Stanley Black & Decker Inc.	2.750%	11/15/50	4,864	2,884
	Starbucks Corp.	4.300%	6/15/45	2,533	2,138
	Starbucks Corp.	3.750%	12/1/47	3,489	2,643
	Starbucks Corp.	4.500%	11/15/48	6,859	5,884
	Starbucks Corp.	4.450%	8/15/49	7,180	6,088
	Starbucks Corp.	3.350%	3/12/50	3,919	2,717
	Starbucks Corp.	3.500%	11/15/50	9,180	6,570
	Tapestry Inc.	5.500%	3/11/35	4,750	4,745
	Thomas Jefferson University	3.847%	11/1/57	5,625	4,141
	TJX Cos. Inc.	4.500%	4/15/50	3,043	2,733
[1]	Trustees of Boston College	3.129%	7/1/52	3,452	2,455
[1]	Trustees of Boston University	4.061%	10/1/48	2,128	1,853
	Trustees of Princeton University	5.700%	3/1/39	3,528	3,824
[1]	Trustees of Princeton University	2.516%	7/1/50	3,423	2,186
	Trustees of Princeton University	4.201%	3/1/52	1,779	1,560
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	2,158	1,321
	Trustees of the University of Pennsylvania	4.674%	9/1/12	2,153	1,885
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,482	1,015
[1]	University of Chicago	2.761%	4/1/45	1,210	921

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of Chicago	2.547%	4/1/50	2,063	1,361
	University of Chicago	3.000%	10/1/52	1,263	885
[1]	University of Chicago	4.003%	10/1/53	3,007	2,497
[1]	University of Miami	4.063%	4/1/52	4,765	3,936
[1]	University of Notre Dame du Lac	3.438%	2/15/45	4,048	3,163
[1]	University of Notre Dame du Lac	3.394%	2/15/48	3,017	2,325
[1]	University of Southern California	3.028%	10/1/39	4,204	3,428
[1]	University of Southern California	3.841%	10/1/47	1,632	1,355
	University of Southern California	2.805%	10/1/50	461	308
[1]	University of Southern California	2.945%	10/1/51	2,683	1,813
	University of Southern California	4.976%	10/1/53	3,979	3,888
	University of Southern California	5.250%	10/1/11	2,614	2,569
[1]	University of Southern California	3.226%	10/1/20	373	226
[1]	Washington University	3.524%	4/15/54	8,018	6,077
	Washington University	4.349%	4/15/22	2,669	2,138
	Whirlpool Corp.	4.500%	6/1/46	3,592	2,774
	Whirlpool Corp.	4.600%	5/15/50	3,346	2,570
[1]	William Marsh Rice University	3.574%	5/15/45	2,455	1,991
[1]	William Marsh Rice University	3.774%	5/15/55	2,171	1,732
[1]	Yale University	2.402%	4/15/50	4,230	2,619
					884,481
Consumer Staples (7.1%)
	Altria Group Inc.	5.800%	2/14/39	16,079	16,257
	Altria Group Inc.	3.400%	2/4/41	11,328	8,421
	Altria Group Inc.	4.250%	8/9/42	10,416	8,455
	Altria Group Inc.	4.500%	5/2/43	5,965	5,006
	Altria Group Inc.	5.375%	1/31/44	9,457	9,127
	Altria Group Inc.	3.875%	9/16/46	10,472	7,806
	Altria Group Inc.	5.950%	2/14/49	18,180	18,197
	Altria Group Inc.	4.450%	5/6/50	3,715	2,958
	Altria Group Inc.	3.700%	2/4/51	2,970	2,086
	Altria Group Inc.	6.200%	2/14/59	35	35
	Altria Group Inc.	4.000%	2/4/61	5,419	3,887
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	40,390	39,163
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	60,573	56,689
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,107	3,970
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	9,117	8,493
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	2,235	2,402
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	100	93
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	13,071	16,753
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	16,985	17,387
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,871	3,647
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	13,873	13,237
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,050	1,853
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	15,156	13,150
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	27,552	28,030
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,275	1,138
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	15,136	15,922
	Archer-Daniels-Midland Co.	5.375%	9/15/35	3,333	3,454
	Archer-Daniels-Midland Co.	3.750%	9/15/47	1,851	1,442
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,083	1,806
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,545	3,440
	BAT Capital Corp.	4.390%	8/15/37	14,314	12,677
	BAT Capital Corp.	3.734%	9/25/40	250	196
	BAT Capital Corp.	7.079%	8/2/43	9,013	9,982
	BAT Capital Corp.	4.540%	8/15/47	4,429	3,613
	BAT Capital Corp.	4.758%	9/6/49	7,840	6,561
	BAT Capital Corp.	5.282%	4/2/50	1,750	1,578
	BAT Capital Corp.	5.650%	3/16/52	146	138
	BAT Capital Corp.	7.081%	8/2/53	9,672	10,913
	Brown-Forman Corp.	4.000%	4/15/38	2,194	1,937
	Brown-Forman Corp.	4.500%	7/15/45	5,105	4,486
	Campbell's Co.	4.750%	3/23/35	5,500	5,313
	Campbell's Co.	4.800%	3/15/48	3,547	3,167
	Campbell's Co.	3.125%	4/24/50	6,646	4,474
	Church & Dwight Co. Inc.	3.950%	8/1/47	2,306	1,848
	Church & Dwight Co. Inc.	5.000%	6/15/52	3,333	3,128
	Coca-Cola Co.	2.500%	6/1/40	8,525	6,187
	Coca-Cola Co.	2.875%	5/5/41	3,316	2,495

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	4.200%	3/25/50	4,529	3,891
	Coca-Cola Co.	2.600%	6/1/50	10,574	6,658
	Coca-Cola Co.	3.000%	3/5/51	8,092	5,510
	Coca-Cola Co.	2.500%	3/15/51	10,272	6,293
	Coca-Cola Co.	5.300%	5/13/54	7,477	7,463
	Coca-Cola Co.	5.200%	1/14/55	6,286	6,190
	Coca-Cola Co.	2.750%	6/1/60	20	12
	Coca-Cola Co.	5.400%	5/13/64	12,140	12,094
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	8,964	8,770
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	2,945	2,528
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	3,576	2,860
	Conagra Brands Inc.	5.300%	11/1/38	8,538	8,211
	Conagra Brands Inc.	5.400%	11/1/48	8,231	7,662
	Constellation Brands Inc.	4.500%	5/9/47	4,555	3,844
	Constellation Brands Inc.	4.100%	2/15/48	3,978	3,154
	Constellation Brands Inc.	5.250%	11/15/48	4,387	4,095
	Constellation Brands Inc.	3.750%	5/1/50	3,489	2,579
	Diageo Capital plc	5.875%	9/30/36	4,421	4,752
	Diageo Capital plc	3.875%	4/29/43	3,254	2,673
	Diageo Investment Corp.	7.450%	4/15/35	214	254
	Diageo Investment Corp.	4.250%	5/11/42	1,602	1,397
	Dollar General Corp.	4.125%	4/3/50	5,102	3,868
	Dollar Tree Inc.	3.375%	12/1/51	2,780	1,815
	Estee Lauder Cos. Inc.	6.000%	5/15/37	2,212	2,339
	Estee Lauder Cos. Inc.	4.375%	6/15/45	3,468	2,909
	Estee Lauder Cos. Inc.	4.150%	3/15/47	3,710	2,997
	Estee Lauder Cos. Inc.	3.125%	12/1/49	5,166	3,417
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,559	1,506
	Flowers Foods Inc.	6.200%	3/15/55	1,125	1,155
	General Mills Inc.	5.400%	6/15/40	2,807	2,791
	General Mills Inc.	4.150%	2/15/43	3,068	2,580
	General Mills Inc.	4.700%	4/17/48	2,835	2,511
	General Mills Inc.	3.000%	2/1/51	4,046	2,656
	Haleon US Capital LLC	4.000%	3/24/52	7,928	6,274
	Hershey Co.	3.375%	8/15/46	1,277	953
	Hershey Co.	3.125%	11/15/49	4,155	2,890
	Hershey Co.	2.650%	6/1/50	2,775	1,738
	Hormel Foods Corp.	3.050%	6/3/51	4,293	2,895
	Ingredion Inc.	3.900%	6/1/50	1,416	1,084
	J M Smucker Co.	4.250%	3/15/35	1,941	1,799
	J M Smucker Co.	6.500%	11/15/43	6,701	7,292
	J M Smucker Co.	6.500%	11/15/53	7,333	8,095
	JBS USA Holding Lux Sarl	6.500%	12/1/52	16,590	17,630
	JBS USA Holding Lux Sarl	7.250%	11/15/53	3,854	4,455
[2]	JBS USA LUX Sarl	5.950%	4/20/35	6,350	6,566
[2]	JBS USA LUX Sarl	6.375%	2/25/55	6,900	7,283
	Kellanova	4.500%	4/1/46	3,766	3,293
	Kellanova	5.750%	5/16/54	2,040	2,112
	Kenvue Inc.	5.100%	3/22/43	8,852	8,676
	Kenvue Inc.	5.050%	3/22/53	7,312	7,022
	Kenvue Inc.	5.200%	3/22/63	6,810	6,522
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,945	2,549
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,332	1,130
	Keurig Dr Pepper Inc.	5.085%	5/25/48	2,731	2,543
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,489	5,723
	Keurig Dr Pepper Inc.	3.350%	3/15/51	2,088	1,448
	Keurig Dr Pepper Inc.	4.500%	4/15/52	8,453	7,193
	Kimberly-Clark Corp.	6.625%	8/1/37	6,348	7,336
	Kimberly-Clark Corp.	5.300%	3/1/41	333	337
	Kimberly-Clark Corp.	3.200%	7/30/46	3,541	2,588
	Kimberly-Clark Corp.	3.900%	5/4/47	1,357	1,105
	Kimberly-Clark Corp.	2.875%	2/7/50	5,133	3,452
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,546	2,598
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,934	2,903
	Kraft Heinz Foods Co.	6.875%	1/26/39	6,126	6,889
	Kraft Heinz Foods Co.	6.500%	2/9/40	4,053	4,417
	Kraft Heinz Foods Co.	5.000%	6/4/42	6,979	6,453
	Kraft Heinz Foods Co.	5.200%	7/15/45	14,207	13,298
	Kraft Heinz Foods Co.	4.375%	6/1/46	13,737	11,463
	Kraft Heinz Foods Co.	4.875%	10/1/49	12,625	11,179

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	5.500%	6/1/50	686	661
	Kroger Co.	6.900%	4/15/38	4,237	4,782
	Kroger Co.	5.400%	7/15/40	2,625	2,616
	Kroger Co.	5.000%	4/15/42	3,115	2,927
	Kroger Co.	5.150%	8/1/43	1,293	1,221
	Kroger Co.	3.875%	10/15/46	1,228	957
	Kroger Co.	4.450%	2/1/47	5,604	4,754
	Kroger Co.	5.400%	1/15/49	8,529	8,282
	Kroger Co.	3.950%	1/15/50	6,118	4,760
	Kroger Co.	5.500%	9/15/54	14,065	13,670
	Kroger Co.	5.650%	9/15/64	10,740	10,471
	McCormick & Co. Inc.	4.200%	8/15/47	2,094	1,756
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,425	1,517
	Mead Johnson Nutrition Co.	4.600%	6/1/44	4,097	3,696
	Molson Coors Beverage Co.	5.000%	5/1/42	7,084	6,642
	Molson Coors Beverage Co.	4.200%	7/15/46	11,360	9,342
	Mondelez International Inc.	2.625%	9/4/50	12,043	7,321
	PepsiCo Inc.	4.875%	11/1/40	2,564	2,503
	PepsiCo Inc.	2.625%	10/21/41	5,580	3,983
	PepsiCo Inc.	4.000%	3/5/42	4,038	3,473
	PepsiCo Inc.	3.600%	8/13/42	4,786	3,876
	PepsiCo Inc.	4.250%	10/22/44	78	69
	PepsiCo Inc.	4.450%	4/14/46	6,930	6,215
	PepsiCo Inc.	3.450%	10/6/46	6,225	4,756
	PepsiCo Inc.	4.000%	5/2/47	3,675	3,050
	PepsiCo Inc.	3.375%	7/29/49	3,476	2,568
	PepsiCo Inc.	2.875%	10/15/49	7,699	5,163
	PepsiCo Inc.	3.625%	3/19/50	6,679	5,116
	PepsiCo Inc.	2.750%	10/21/51	5,153	3,302
	PepsiCo Inc.	4.200%	7/18/52	4,717	3,950
	PepsiCo Inc.	4.650%	2/15/53	447	403
	PepsiCo Inc.	5.250%	7/17/54	1,603	1,590
	PepsiCo Inc.	3.875%	3/19/60	31	24
	Philip Morris International Inc.	6.375%	5/16/38	11,672	12,892
	Philip Morris International Inc.	4.375%	11/15/41	1,985	1,736
	Philip Morris International Inc.	3.875%	8/21/42	6,722	5,488
	Philip Morris International Inc.	4.125%	3/4/43	6,266	5,260
	Philip Morris International Inc.	4.875%	11/15/43	6,967	6,415
	Philip Morris International Inc.	4.250%	11/10/44	9,923	8,418
	Procter & Gamble Co.	5.550%	3/5/37	6,790	7,290
	Procter & Gamble Co.	3.550%	3/25/40	4,263	3,638
	Procter & Gamble Co.	3.500%	10/25/47	2,882	2,303
	Procter & Gamble Co.	3.600%	3/25/50	3,596	2,801
	Reynolds American Inc.	5.700%	8/15/35	860	874
	Reynolds American Inc.	7.250%	6/15/37	7,136	8,017
	Reynolds American Inc.	6.150%	9/15/43	8,118	8,232
	Reynolds American Inc.	5.850%	8/15/45	19,137	18,615
	Sysco Corp.	5.375%	9/21/35	6,325	6,439
	Sysco Corp.	6.600%	4/1/40	1,800	2,003
	Sysco Corp.	4.500%	4/1/46	3,385	2,909
	Sysco Corp.	4.450%	3/15/48	300	252
	Sysco Corp.	3.300%	2/15/50	7,344	5,069
	Sysco Corp.	6.600%	4/1/50	8,249	9,183
	Sysco Corp.	3.150%	12/14/51	6,915	4,572
	Target Corp.	7.000%	1/15/38	3,967	4,663
	Target Corp.	4.000%	7/1/42	4,341	3,734
	Target Corp.	3.625%	4/15/46	4,153	3,241
	Target Corp.	3.900%	11/15/47	3,638	2,946
	Target Corp.	2.950%	1/15/52	7,020	4,608
	Target Corp.	4.800%	1/15/53	6,571	6,048
	Tyson Foods Inc.	5.150%	8/15/44	200	188
	Tyson Foods Inc.	4.550%	6/2/47	5,036	4,304
	Tyson Foods Inc.	5.100%	9/28/48	12,310	11,321
[1]	Unilever Capital Corp.	2.625%	8/12/51	5,467	3,459
	Walmart Inc.	5.250%	9/1/35	8,788	9,262
	Walmart Inc.	6.500%	8/15/37	11,841	13,696
	Walmart Inc.	6.200%	4/15/38	5,601	6,327
	Walmart Inc.	3.950%	6/28/38	4,462	4,084
	Walmart Inc.	5.625%	4/1/40	510	548
	Walmart Inc.	5.000%	10/25/40	2,603	2,626

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	2.500%	9/22/41	8,696	6,205
	Walmart Inc.	4.000%	4/11/43	1,801	1,564
	Walmart Inc.	4.300%	4/22/44	2,588	2,345
	Walmart Inc.	3.625%	12/15/47	1,185	935
	Walmart Inc.	4.050%	6/29/48	12,156	10,273
	Walmart Inc.	2.950%	9/24/49	6,315	4,372
	Walmart Inc.	2.650%	9/22/51	5,440	3,493
	Walmart Inc.	4.500%	9/9/52	6,616	5,972
	Walmart Inc.	4.500%	4/15/53	13,246	11,961
					1,101,611
Energy (9.2%)
[2]	APA Corp.	5.350%	7/1/49	1,250	1,057
[2]	APA Corp.	6.750%	2/15/55	350	353
	Apache Corp.	6.000%	1/15/37	2,715	2,726
	Apache Corp.	5.100%	9/1/40	11,387	10,024
	Apache Corp.	5.350%	7/1/49	2,077	1,744
	Baker Hughes Holdings LLC	5.125%	9/15/40	7,859	7,745
	Baker Hughes Holdings LLC	4.080%	12/15/47	8,224	6,707
	BP Capital Markets America Inc.	3.060%	6/17/41	15,692	11,732
	BP Capital Markets America Inc.	3.000%	2/24/50	16,563	10,935
	BP Capital Markets America Inc.	2.772%	11/10/50	3,524	2,203
	BP Capital Markets America Inc.	2.939%	6/4/51	19,050	12,275
	BP Capital Markets America Inc.	3.001%	3/17/52	4,696	3,055
	BP Capital Markets America Inc.	3.379%	2/8/61	10,094	6,648
	Burlington Resources LLC	5.950%	10/15/36	129	138
	Canadian Natural Resources Ltd.	6.250%	3/15/38	9,877	10,333
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,728	6,778
	Cenovus Energy Inc.	5.250%	6/15/37	3,215	3,088
	Cenovus Energy Inc.	6.750%	11/15/39	2,615	2,872
	Cenovus Energy Inc.	5.400%	6/15/47	6,811	6,184
	Cenovus Energy Inc.	3.750%	2/15/52	3,510	2,464
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	9,483	7,681
	Chevron Corp.	3.078%	5/11/50	6,576	4,521
	Chevron USA Inc.	4.980%	4/15/35	9,286	9,366
	Chevron USA Inc.	5.250%	11/15/43	2,352	2,360
	Chevron USA Inc.	2.343%	8/12/50	2,465	1,448
	Columbia Pipeline Group Inc.	5.800%	6/1/45	3,571	3,529
	ConocoPhillips	5.900%	5/15/38	1,684	1,774
	ConocoPhillips	6.500%	2/1/39	11,746	13,132
	ConocoPhillips Co.	3.758%	3/15/42	5,169	4,183
	ConocoPhillips Co.	4.300%	11/15/44	8,446	7,214
	ConocoPhillips Co.	3.800%	3/15/52	10,796	8,126
	ConocoPhillips Co.	5.300%	5/15/53	10,682	10,163
	ConocoPhillips Co.	5.550%	3/15/54	247	244
	ConocoPhillips Co.	5.500%	1/15/55	6,360	6,243
	ConocoPhillips Co.	4.025%	3/15/62	15,839	11,839
	ConocoPhillips Co.	5.700%	9/15/63	4,619	4,564
	ConocoPhillips Co.	5.650%	1/15/65	4,360	4,260
	Continental Resources Inc.	4.900%	6/1/44	4,997	4,134
	Coterra Energy Inc.	5.900%	2/15/55	4,750	4,620
	DCP Midstream Operating LP	5.600%	4/1/44	5,424	5,152
	Devon Energy Corp.	5.600%	7/15/41	7,192	6,827
	Devon Energy Corp.	4.750%	5/15/42	3,451	2,937
	Devon Energy Corp.	5.000%	6/15/45	5,129	4,429
	Devon Energy Corp.	5.750%	9/15/54	3,780	3,550
	Diamondback Energy Inc.	4.400%	3/24/51	2,734	2,185
	Diamondback Energy Inc.	4.250%	3/15/52	7,639	5,951
	Diamondback Energy Inc.	6.250%	3/15/53	330	339
	Diamondback Energy Inc.	5.750%	4/18/54	11,118	10,743
	Diamondback Energy Inc.	5.900%	4/18/64	8,460	8,155
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	8,305	8,120
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	1,430	1,525
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	248	225
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	2,330	2,016
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,004	1,159
	Enbridge Energy Partners LP	5.500%	9/15/40	1,040	1,019
	Enbridge Energy Partners LP	7.375%	10/15/45	147	170
	Enbridge Inc.	4.500%	6/10/44	5,145	4,357
	Enbridge Inc.	5.500%	12/1/46	6,759	6,622

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	4.000%	11/15/49	5,086	3,972
	Enbridge Inc.	3.400%	8/1/51	14,001	9,606
	Enbridge Inc.	6.700%	11/15/53	12,194	13,527
	Enbridge Inc.	5.950%	4/5/54	2,429	2,464
	Energy Transfer LP	4.900%	3/15/35	3,926	3,766
[3]	Energy Transfer LP	5.700%	4/1/35	3,202	3,258
	Energy Transfer LP	6.625%	10/15/36	4,077	4,418
[1]	Energy Transfer LP	5.800%	6/15/38	3,359	3,402
	Energy Transfer LP	7.500%	7/1/38	641	738
	Energy Transfer LP	6.050%	6/1/41	5,796	5,865
	Energy Transfer LP	6.500%	2/1/42	4,989	5,262
	Energy Transfer LP	6.100%	2/15/42	1,106	1,123
	Energy Transfer LP	4.950%	1/15/43	176	156
	Energy Transfer LP	5.150%	2/1/43	278	252
	Energy Transfer LP	5.950%	10/1/43	499	498
	Energy Transfer LP	5.300%	4/1/44	5,831	5,360
	Energy Transfer LP	5.000%	5/15/44	2,377	2,105
	Energy Transfer LP	5.150%	3/15/45	10,885	9,773
	Energy Transfer LP	5.350%	5/15/45	1,793	1,653
	Energy Transfer LP	6.125%	12/15/45	9,086	9,166
	Energy Transfer LP	5.300%	4/15/47	7,247	6,570
	Energy Transfer LP	5.400%	10/1/47	10,057	9,260
	Energy Transfer LP	6.000%	6/15/48	12,538	12,424
	Energy Transfer LP	6.250%	4/15/49	5,663	5,784
	Energy Transfer LP	5.000%	5/15/50	18,520	16,075
	Energy Transfer LP	5.950%	5/15/54	15,458	15,277
	Energy Transfer LP	6.050%	9/1/54	8,137	8,126
[3]	Energy Transfer LP	6.200%	4/1/55	7,094	7,246
	EnLink Midstream Partners LP	5.600%	4/1/44	307	291
	EnLink Midstream Partners LP	5.050%	4/1/45	3,280	2,903
	EnLink Midstream Partners LP	5.450%	6/1/47	4,875	4,531
	Enterprise Products Operating LLC	7.550%	4/15/38	1,698	2,033
	Enterprise Products Operating LLC	6.125%	10/15/39	1,334	1,428
	Enterprise Products Operating LLC	6.450%	9/1/40	2,471	2,729
	Enterprise Products Operating LLC	5.950%	2/1/41	1,711	1,798
	Enterprise Products Operating LLC	5.700%	2/15/42	6,035	6,162
	Enterprise Products Operating LLC	4.850%	8/15/42	11,156	10,337
	Enterprise Products Operating LLC	4.450%	2/15/43	5,167	4,521
	Enterprise Products Operating LLC	4.850%	3/15/44	6,923	6,364
	Enterprise Products Operating LLC	5.100%	2/15/45	10,548	9,911
	Enterprise Products Operating LLC	4.900%	5/15/46	1,368	1,252
	Enterprise Products Operating LLC	4.250%	2/15/48	13,518	11,155
	Enterprise Products Operating LLC	4.800%	2/1/49	11,270	10,081
	Enterprise Products Operating LLC	4.200%	1/31/50	11,950	9,722
	Enterprise Products Operating LLC	3.700%	1/31/51	1,995	1,481
	Enterprise Products Operating LLC	3.200%	2/15/52	10,767	7,267
	Enterprise Products Operating LLC	3.300%	2/15/53	9,854	6,724
	Enterprise Products Operating LLC	4.950%	10/15/54	2,861	2,582
	Enterprise Products Operating LLC	5.550%	2/16/55	6,770	6,719
	Enterprise Products Operating LLC	3.950%	1/31/60	5,100	3,797
	EOG Resources Inc.	3.900%	4/1/35	1,544	1,401
	EOG Resources Inc.	4.950%	4/15/50	8,497	7,767
	EOG Resources Inc.	5.650%	12/1/54	5,820	5,859
	Exxon Mobil Corp.	2.995%	8/16/39	6,410	5,005
	Exxon Mobil Corp.	4.227%	3/19/40	12,877	11,555
	Exxon Mobil Corp.	3.567%	3/6/45	7,753	5,993
	Exxon Mobil Corp.	4.114%	3/1/46	18,067	15,078
	Exxon Mobil Corp.	3.095%	8/16/49	8,711	6,004
	Exxon Mobil Corp.	4.327%	3/19/50	17,351	14,756
	Exxon Mobil Corp.	3.452%	4/15/51	15,047	10,932
	Halliburton Co.	4.850%	11/15/35	10,212	9,894
	Halliburton Co.	6.700%	9/15/38	5,920	6,574
	Halliburton Co.	7.450%	9/15/39	7,727	9,213
	Halliburton Co.	4.750%	8/1/43	4,696	4,197
	Halliburton Co.	5.000%	11/15/45	17,655	16,163
	Hess Corp.	6.000%	1/15/40	2,709	2,898
	Hess Corp.	5.600%	2/15/41	10,078	10,214
	Hess Corp.	5.800%	4/1/47	4,079	4,202
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,367	5,536
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	81	87

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	13,458	14,921
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,947	2,081
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	3,255	3,490
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	891	1,033
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	4,364	4,249
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	5,546	5,003
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	4,137	3,593
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	354	320
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	6,593	6,302
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	4,718	4,433
	Kinder Morgan Inc.	5.550%	6/1/45	13,357	12,779
	Kinder Morgan Inc.	5.050%	2/15/46	3,339	2,984
	Kinder Morgan Inc.	5.200%	3/1/48	818	744
	Kinder Morgan Inc.	3.250%	8/1/50	2,646	1,741
	Kinder Morgan Inc.	3.600%	2/15/51	9,383	6,569
	Kinder Morgan Inc.	5.450%	8/1/52	7,062	6,605
	Kinder Morgan Inc.	5.950%	8/1/54	5,905	5,905
	Marathon Petroleum Corp.	6.500%	3/1/41	7,647	8,112
	Marathon Petroleum Corp.	4.750%	9/15/44	7,008	5,991
	Marathon Petroleum Corp.	4.500%	4/1/48	4,217	3,405
	Marathon Petroleum Corp.	5.000%	9/15/54	710	599
	MPLX LP	4.500%	4/15/38	15,393	13,690
	MPLX LP	5.200%	3/1/47	6,916	6,233
	MPLX LP	5.200%	12/1/47	6,130	5,538
	MPLX LP	4.700%	4/15/48	7,908	6,623
	MPLX LP	5.500%	2/15/49	9,854	9,215
	MPLX LP	4.950%	3/14/52	6,827	5,868
	MPLX LP	5.650%	3/1/53	5,570	5,290
	NOV Inc.	3.950%	12/1/42	7,693	5,876
	Occidental Petroleum Corp.	6.450%	9/15/36	14,704	15,395
	Occidental Petroleum Corp.	7.950%	6/15/39	650	751
	Occidental Petroleum Corp.	6.200%	3/15/40	28	28
	Occidental Petroleum Corp.	6.600%	3/15/46	5,975	6,195
	Occidental Petroleum Corp.	4.400%	4/15/46	5,671	4,381
	Occidental Petroleum Corp.	4.200%	3/15/48	3,693	2,730
	Occidental Petroleum Corp.	6.050%	10/1/54	6,298	6,090
	ONEOK Inc.	6.000%	6/15/35	726	758
	ONEOK Inc.	5.150%	10/15/43	5,043	4,638
	ONEOK Inc.	4.250%	9/15/46	4,820	3,824
	ONEOK Inc.	4.950%	7/13/47	4,655	4,066
	ONEOK Inc.	4.200%	10/3/47	191	149
	ONEOK Inc.	5.200%	7/15/48	8,504	7,692
	ONEOK Inc.	4.850%	2/1/49	873	742
	ONEOK Inc.	4.450%	9/1/49	4,161	3,355
	ONEOK Inc.	3.950%	3/1/50	6,407	4,745
	ONEOK Inc.	4.500%	3/15/50	1,238	1,003
	ONEOK Inc.	7.150%	1/15/51	3,477	3,871
	ONEOK Inc.	6.625%	9/1/53	13,678	14,728
	ONEOK Inc.	5.700%	11/1/54	7,961	7,645
	ONEOK Inc.	5.850%	11/1/64	5,385	5,166
	ONEOK Partners LP	6.650%	10/1/36	7,026	7,610
	ONEOK Partners LP	6.850%	10/15/37	2,977	3,271
	ONEOK Partners LP	6.125%	2/1/41	2,180	2,242
	ONEOK Partners LP	6.200%	9/15/43	217	223
	Ovintiv Inc.	6.625%	8/15/37	2,859	3,012
	Ovintiv Inc.	6.500%	2/1/38	2,402	2,513
	Ovintiv Inc.	7.100%	7/15/53	3,270	3,571
	Phillips 66	5.875%	5/1/42	9,499	9,614
	Phillips 66	4.875%	11/15/44	12,158	10,693
	Phillips 66	3.300%	3/15/52	6,981	4,556
	Phillips 66 Co.	4.950%	3/15/35	9,120	8,817
	Phillips 66 Co.	4.680%	2/15/45	1,589	1,366
	Phillips 66 Co.	4.900%	10/1/46	4,174	3,668
	Phillips 66 Co.	5.500%	3/15/55	3,890	3,615
	Plains All American Pipeline LP	5.950%	6/15/35	6,250	6,440
	Plains All American Pipeline LP	6.650%	1/15/37	830	895
	Plains All American Pipeline LP	5.150%	6/1/42	1,839	1,678
	Plains All American Pipeline LP	4.700%	6/15/44	9,197	7,895
	Plains All American Pipeline LP	4.900%	2/15/45	5,393	4,738
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	2,105	2,174

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Shell Finance US Inc.	4.125%	5/11/35	4,970	4,661
[1]	Shell Finance US Inc.	4.550%	8/12/43	8,167	7,327
[1]	Shell Finance US Inc.	4.375%	5/11/45	17,380	15,001
[1]	Shell Finance US Inc.	4.000%	5/10/46	11,271	9,150
[1]	Shell Finance US Inc.	3.750%	9/12/46	11,557	9,091
[1]	Shell Finance US Inc.	3.250%	4/6/50	7,066	4,950
	Shell International Finance BV	6.375%	12/15/38	19,752	22,108
	Shell International Finance BV	5.500%	3/25/40	12,463	12,871
	Shell International Finance BV	2.875%	11/26/41	6,457	4,685
	Shell International Finance BV	3.625%	8/21/42	11,146	8,870
	Shell International Finance BV	3.125%	11/7/49	6,070	4,135
	Shell International Finance BV	3.000%	11/26/51	1,936	1,277
[2]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	5,110	4,982
	Spectra Energy Partners LP	5.950%	9/25/43	299	301
	Spectra Energy Partners LP	4.500%	3/15/45	5,627	4,723
	Suncor Energy Inc.	6.800%	5/15/38	2,027	2,214
	Suncor Energy Inc.	6.500%	6/15/38	3,100	3,355
	Suncor Energy Inc.	6.850%	6/1/39	4,595	5,107
	Suncor Energy Inc.	4.000%	11/15/47	2,827	2,159
	Suncor Energy Inc.	3.750%	3/4/51	10,877	7,834
	Targa Resources Corp.	5.550%	8/15/35	5,593	5,613
	Targa Resources Corp.	4.950%	4/15/52	7,586	6,497
	Targa Resources Corp.	6.500%	2/15/53	7,127	7,541
	Targa Resources Corp.	6.125%	5/15/55	5,593	5,662
	TotalEnergies Capital International SA	2.986%	6/29/41	2,308	1,703
	TotalEnergies Capital International SA	3.461%	7/12/49	6,866	4,976
	TotalEnergies Capital International SA	3.127%	5/29/50	18,994	12,894
	TotalEnergies Capital International SA	3.386%	6/29/60	1,090	724
	TotalEnergies Capital SA	5.488%	4/5/54	9,955	9,815
	TotalEnergies Capital SA	5.275%	9/10/54	7,126	6,821
	TotalEnergies Capital SA	5.638%	4/5/64	8,222	8,104
	TotalEnergies Capital SA	5.425%	9/10/64	12,108	11,561
	TransCanada PipeLines Ltd.	5.850%	3/15/36	4,654	4,809
	TransCanada PipeLines Ltd.	6.200%	10/15/37	9,056	9,489
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,902	3,327
	TransCanada PipeLines Ltd.	7.625%	1/15/39	9,430	11,054
	TransCanada PipeLines Ltd.	6.100%	6/1/40	9,372	9,727
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,906	1,863
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,906	3,366
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	76	66
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	4,593	3,544
	Valero Energy Corp.	6.625%	6/15/37	10,372	11,220
	Valero Energy Corp.	4.900%	3/15/45	205	186
	Valero Energy Corp.	3.650%	12/1/51	6,495	4,517
	Valero Energy Corp.	4.000%	6/1/52	3,348	2,486
	Western Midstream Operating LP	5.450%	4/1/44	3,004	2,740
	Western Midstream Operating LP	5.300%	3/1/48	7,455	6,564
	Western Midstream Operating LP	5.500%	8/15/48	863	774
	Western Midstream Operating LP	5.250%	2/1/50	6,835	6,022
	Williams Cos. Inc.	5.600%	3/15/35	4,250	4,348
	Williams Cos. Inc.	6.300%	4/15/40	8,867	9,405
	Williams Cos. Inc.	5.800%	11/15/43	395	396
	Williams Cos. Inc.	5.400%	3/4/44	4,541	4,373
	Williams Cos. Inc.	5.750%	6/24/44	5,309	5,297
	Williams Cos. Inc.	4.900%	1/15/45	4,521	4,061
	Williams Cos. Inc.	5.100%	9/15/45	4,619	4,238
	Williams Cos. Inc.	4.850%	3/1/48	369	324
	Williams Cos. Inc.	3.500%	10/15/51	4,962	3,472
	Williams Cos. Inc.	5.300%	8/15/52	6,777	6,337
	Williams Cos. Inc.	5.800%	11/15/54	9,457	9,474
	Williams Cos. Inc.	6.000%	3/15/55	2,850	2,932
	Woodside Finance Ltd.	5.700%	9/12/54	4,305	4,179
					1,431,222
Financials (13.9%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	10,009	8,043
	Aflac Inc.	4.000%	10/15/46	773	630
	Aflac Inc.	4.750%	1/15/49	4,507	4,034
	Alleghany Corp.	4.900%	9/15/44	2,177	2,036
	Alleghany Corp.	3.250%	8/15/51	4,872	3,390

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	5.550%	5/9/35	4,714	4,858
	Allstate Corp.	5.950%	4/1/36	4,695	5,066
	Allstate Corp.	4.500%	6/15/43	6,177	5,406
	Allstate Corp.	4.200%	12/15/46	4,715	3,894
	Allstate Corp.	3.850%	8/10/49	5,833	4,486
[1]	Allstate Corp.	6.500%	5/15/57	373	376
	American Express Co.	4.050%	12/3/42	7,195	6,166
	American Financial Group Inc.	4.500%	6/15/47	4,427	3,779
	American International Group Inc.	4.500%	7/16/44	3,353	2,966
	American International Group Inc.	4.750%	4/1/48	7,835	7,092
	American International Group Inc.	4.375%	6/30/50	4,739	4,041
	Ameriprise Financial Inc.	5.200%	4/15/35	5,250	5,276
	Aon Corp.	6.250%	9/30/40	1,807	1,946
	Aon Corp.	2.900%	8/23/51	8,435	5,316
	Aon Corp.	3.900%	2/28/52	3,264	2,492
	Aon Global Ltd.	4.600%	6/14/44	1,866	1,638
	Aon Global Ltd.	4.750%	5/15/45	1,791	1,593
	Aon North America Inc.	5.750%	3/1/54	18,787	19,094
	Apollo Global Management Inc.	5.800%	5/21/54	5,927	6,003
	Arch Capital Finance LLC	5.031%	12/15/46	3,161	2,913
	Arch Capital Group Ltd.	3.635%	6/30/50	3,147	2,318
	Arch Capital Group US Inc.	5.144%	11/1/43	3,487	3,285
	Ares Management Corp.	5.600%	10/11/54	4,686	4,532
	Arthur J Gallagher & Co.	3.500%	5/20/51	3,991	2,854
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,454	1,576
	Arthur J Gallagher & Co.	5.750%	3/2/53	3,005	3,012
	Arthur J Gallagher & Co.	6.750%	2/15/54	5,015	5,683
	Arthur J Gallagher & Co.	5.750%	7/15/54	901	911
	Arthur J Gallagher & Co.	5.550%	2/15/55	7,505	7,378
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	3,658	2,609
	Athene Holding Ltd.	3.950%	5/25/51	4,140	3,080
	Athene Holding Ltd.	3.450%	5/15/52	4,494	2,980
	Athene Holding Ltd.	6.250%	4/1/54	6,835	7,043
	Bank of America Corp.	6.110%	1/29/37	17,505	18,349
[1]	Bank of America Corp.	4.244%	4/24/38	15,386	13,971
	Bank of America Corp.	7.750%	5/14/38	10,826	12,921
[1]	Bank of America Corp.	4.078%	4/23/40	13,360	11,657
[1]	Bank of America Corp.	2.676%	6/19/41	31,968	22,895
[1]	Bank of America Corp.	5.875%	2/7/42	14,892	15,888
	Bank of America Corp.	3.311%	4/22/42	18,330	14,091
[1]	Bank of America Corp.	5.000%	1/21/44	18,674	17,897
[1]	Bank of America Corp.	4.875%	4/1/44	3,116	2,938
[1]	Bank of America Corp.	4.443%	1/20/48	8,192	7,080
[1]	Bank of America Corp.	3.946%	1/23/49	4,632	3,716
[1]	Bank of America Corp.	4.330%	3/15/50	17,492	14,751
[1]	Bank of America Corp.	4.083%	3/20/51	33,668	27,189
[1]	Bank of America Corp.	2.831%	10/24/51	6,673	4,254
[1]	Bank of America Corp.	3.483%	3/13/52	4,037	2,936
	Bank of America Corp.	2.972%	7/21/52	22,378	14,718
[1]	Bank of America NA	6.000%	10/15/36	3,147	3,329
	Barclays plc	3.811%	3/10/42	5,476	4,366
	Barclays plc	3.330%	11/24/42	3,788	2,825
	Barclays plc	5.250%	8/17/45	11,283	10,860
	Barclays plc	4.950%	1/10/47	11,510	10,554
	Barclays plc	6.036%	3/12/55	6,385	6,617
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	941	1,015
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	8,442	7,822
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	311	278
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	14,808	12,445
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	15,338	13,031
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	14,329	9,295
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	12,174	7,308
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	17,698	13,719
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,066	1,938
	BlackRock Funding Inc.	5.250%	3/14/54	10,965	10,718
	BlackRock Funding Inc.	5.350%	1/8/55	6,285	6,233
	Blue Owl Finance LLC	4.125%	10/7/51	2,845	2,138
	Brighthouse Financial Inc.	4.700%	6/22/47	7,398	5,975
	Brighthouse Financial Inc.	3.850%	12/22/51	1,577	1,058
	Brookfield Finance Inc.	4.700%	9/20/47	5,895	5,224

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	3.500%	3/30/51	5,785	4,106
	Brookfield Finance Inc.	3.625%	2/15/52	2,516	1,820
	Brookfield Finance Inc.	5.968%	3/4/54	6,475	6,689
[3]	Brookfield Finance Inc.	5.813%	3/3/55	4,330	4,372
	Brookfield Finance LLC	3.450%	4/15/50	2,938	2,064
	Brown & Brown Inc.	4.950%	3/17/52	4,391	3,865
	Chubb Corp.	6.000%	5/11/37	6,052	6,549
[1]	Chubb Corp.	6.500%	5/15/38	2,936	3,308
	Chubb INA Holdings LLC	6.700%	5/15/36	3,092	3,511
	Chubb INA Holdings LLC	4.150%	3/13/43	2,729	2,342
	Chubb INA Holdings LLC	4.350%	11/3/45	9,873	8,617
	Chubb INA Holdings LLC	2.850%	12/15/51	8,384	5,477
	Chubb INA Holdings LLC	3.050%	12/15/61	8,202	5,158
	Citigroup Inc.	6.125%	8/25/36	2,677	2,777
[1]	Citigroup Inc.	3.878%	1/24/39	9,287	7,950
	Citigroup Inc.	8.125%	7/15/39	16,948	21,227
[1]	Citigroup Inc.	5.316%	3/26/41	9,258	9,093
	Citigroup Inc.	5.875%	1/30/42	7,691	8,017
	Citigroup Inc.	2.904%	11/3/42	10,824	7,755
	Citigroup Inc.	6.675%	9/13/43	5,491	6,068
	Citigroup Inc.	5.300%	5/6/44	9,799	9,357
	Citigroup Inc.	4.650%	7/30/45	2,002	1,785
	Citigroup Inc.	4.750%	5/18/46	9,903	8,705
[1]	Citigroup Inc.	4.281%	4/24/48	9,325	7,830
	Citigroup Inc.	4.650%	7/23/48	9,288	8,154
[3]	Citigroup Inc.	5.612%	3/4/56	3,000	3,012
	CME Group Inc.	5.300%	9/15/43	4,601	4,701
	CME Group Inc.	4.150%	6/15/48	5,767	4,940
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	9,764	9,775
	Cooperatieve Rabobank UA	5.750%	12/1/43	9,179	9,431
	Cooperatieve Rabobank UA	5.250%	8/4/45	7,685	7,497
	Corebridge Financial Inc.	4.350%	4/5/42	5,585	4,809
	Corebridge Financial Inc.	4.400%	4/5/52	9,093	7,533
	Equitable Holdings Inc.	5.000%	4/20/48	8,785	8,084
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	2,290	2,051
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	7,382	5,139
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	8,395	5,305
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	7,175	7,495
[2]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	4,015	4,068
	Fidelity National Financial Inc.	3.200%	9/17/51	3,098	1,955
	Fifth Third Bancorp	8.250%	3/1/38	8,588	10,513
	Franklin Resources Inc.	2.950%	8/12/51	2,477	1,606
	GATX Corp.	5.500%	6/15/35	2,500	2,533
	GATX Corp.	5.200%	3/15/44	998	943
	GATX Corp.	3.100%	6/1/51	3,939	2,550
	GATX Corp.	6.050%	6/5/54	4,685	4,812
	Global Payments Inc.	4.150%	8/15/49	5,439	4,189
	Global Payments Inc.	5.950%	8/15/52	4,196	4,202
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,486	9,049
	Goldman Sachs Group Inc.	6.750%	10/1/37	32,967	36,095
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	8,575	7,448
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	1,998	1,806
	Goldman Sachs Group Inc.	6.250%	2/1/41	17,622	18,939
	Goldman Sachs Group Inc.	3.210%	4/22/42	15,391	11,556
	Goldman Sachs Group Inc.	2.908%	7/21/42	13,996	10,044
	Goldman Sachs Group Inc.	3.436%	2/24/43	13,689	10,545
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	10,379	9,403
	Goldman Sachs Group Inc.	5.150%	5/22/45	13,668	12,814
	Goldman Sachs Group Inc.	4.750%	10/21/45	11,616	10,518
	Goldman Sachs Group Inc.	5.561%	11/19/45	24,120	23,974
	Goldman Sachs Group Inc.	5.734%	1/28/56	19,024	19,411
	Hartford Insurance Group Inc.	5.950%	10/15/36	2,095	2,206
	Hartford Insurance Group Inc.	6.100%	10/1/41	2,268	2,381
	Hartford Insurance Group Inc.	4.300%	4/15/43	2,132	1,850
	Hartford Insurance Group Inc.	4.400%	3/15/48	3,524	3,048
	Hartford Insurance Group Inc.	3.600%	8/19/49	4,496	3,401
	Hartford Insurance Group Inc.	2.900%	9/15/51	4,140	2,694
[1]	HSBC Bank USA NA	5.625%	8/15/35	236	241
[1]	HSBC Bank USA NA	7.000%	1/15/39	6,000	6,810
[3]	HSBC Holdings plc	5.450%	3/3/36	14,000	13,972

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.500%	5/2/36	8,218	8,850
[1]	HSBC Holdings plc	6.500%	5/2/36	6,744	7,122
	HSBC Holdings plc	6.500%	9/15/37	13,900	14,947
[1]	HSBC Holdings plc	6.500%	9/15/37	12,275	12,921
	HSBC Holdings plc	6.800%	6/1/38	341	380
[1]	HSBC Holdings plc	6.800%	6/1/38	1,682	1,807
	HSBC Holdings plc	6.100%	1/14/42	7,101	7,665
	HSBC Holdings plc	6.332%	3/9/44	14,948	16,139
	HSBC Holdings plc	5.250%	3/14/44	7,371	7,004
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,843	1,335
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,776	6,598
	Intercontinental Exchange Inc.	3.000%	6/15/50	8,623	5,733
	Intercontinental Exchange Inc.	4.950%	6/15/52	11,996	11,101
	Intercontinental Exchange Inc.	3.000%	9/15/60	10,047	6,171
	Intercontinental Exchange Inc.	5.200%	6/15/62	7,675	7,315
	Invesco Finance plc	5.375%	11/30/43	2,388	2,316
	Jackson Financial Inc.	4.000%	11/23/51	3,525	2,505
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,300	3,411
	Jefferies Financial Group Inc.	6.500%	1/20/43	3,405	3,610
	JPMorgan Chase & Co.	6.400%	5/15/38	19,416	21,652
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	12,956	11,279
	JPMorgan Chase & Co.	5.500%	10/15/40	10,227	10,460
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	5,446	4,156
	JPMorgan Chase & Co.	5.600%	7/15/41	16,193	16,690
	JPMorgan Chase & Co.	2.525%	11/19/41	14,532	10,167
	JPMorgan Chase & Co.	5.400%	1/6/42	3,810	3,852
	JPMorgan Chase & Co.	3.157%	4/22/42	14,396	10,851
	JPMorgan Chase & Co.	5.625%	8/16/43	6,681	6,778
	JPMorgan Chase & Co.	4.850%	2/1/44	11,477	10,773
	JPMorgan Chase & Co.	4.950%	6/1/45	12,670	11,765
	JPMorgan Chase & Co.	5.534%	11/29/45	17,121	17,192
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	11,318	9,600
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	12,049	9,846
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	8,914	7,181
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	17,269	13,742
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	20,058	13,678
	JPMorgan Chase & Co.	3.328%	4/22/52	23,404	16,646
	Legg Mason Inc.	5.625%	1/15/44	3,841	3,844
	Lincoln National Corp.	6.300%	10/9/37	2,215	2,369
	Lincoln National Corp.	7.000%	6/15/40	4,131	4,676
	Lincoln National Corp.	4.350%	3/1/48	751	607
	Lincoln National Corp.	4.375%	6/15/50	651	529
	Lloyds Banking Group plc	5.300%	12/1/45	5,668	5,321
	Lloyds Banking Group plc	3.369%	12/14/46	9,652	7,020
	Lloyds Banking Group plc	4.344%	1/9/48	8,026	6,441
	Loews Corp.	4.125%	5/15/43	3,631	3,096
	LPL Holdings Inc.	5.650%	3/15/35	3,250	3,264
	Manulife Financial Corp.	5.375%	3/4/46	5,552	5,529
	Markel Group Inc.	4.300%	11/1/47	2,194	1,787
	Markel Group Inc.	5.000%	5/20/49	4,368	3,936
	Markel Group Inc.	4.150%	9/17/50	321	253
	Markel Group Inc.	3.450%	5/7/52	2,246	1,552
	Markel Group Inc.	6.000%	5/16/54	4,250	4,395
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	13,265	13,208
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	4,220	4,041
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,593	3,103
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,500	1,257
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	12,931	11,915
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,586	1,655
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	3,414	3,746
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	1,349	1,332
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	7,275	7,516
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	141	140
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	8,230	8,104
	Mastercard Inc.	3.800%	11/21/46	3,596	2,927
	Mastercard Inc.	3.950%	2/26/48	1,570	1,298
	Mastercard Inc.	3.650%	6/1/49	3,138	2,439
	Mastercard Inc.	3.850%	3/26/50	13,802	11,090
	Mastercard Inc.	2.950%	3/15/51	5,032	3,387
	MetLife Inc.	5.700%	6/15/35	7,488	7,882

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	MetLife Inc.	6.400%	12/15/36	6,238	6,469
[1]	MetLife Inc.	10.750%	8/1/39	3,171	4,285
	MetLife Inc.	5.875%	2/6/41	7,392	7,761
	MetLife Inc.	4.875%	11/13/43	4,208	3,927
	MetLife Inc.	4.721%	12/15/44	4,222	3,839
	MetLife Inc.	4.050%	3/1/45	7,840	6,496
	MetLife Inc.	4.600%	5/13/46	7,746	6,924
	MetLife Inc.	5.000%	7/15/52	7,196	6,695
	MetLife Inc.	5.250%	1/15/54	6,950	6,743
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,077	1,942
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	154	143
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	14,031	12,128
[1]	Morgan Stanley	3.971%	7/22/38	11,922	10,393
[1]	Morgan Stanley	4.457%	4/22/39	7,447	6,915
	Morgan Stanley	3.217%	4/22/42	15,670	11,934
	Morgan Stanley	6.375%	7/24/42	18,021	19,883
	Morgan Stanley	4.300%	1/27/45	18,302	15,701
[1]	Morgan Stanley	4.375%	1/22/47	12,177	10,470
[1]	Morgan Stanley	5.597%	3/24/51	10,049	10,153
[1]	Morgan Stanley	2.802%	1/25/52	10,676	6,756
	Morgan Stanley	5.516%	11/19/55	21,245	21,216
	Nasdaq Inc.	2.500%	12/21/40	202	140
	Nasdaq Inc.	3.250%	4/28/50	5,964	4,118
	Nasdaq Inc.	3.950%	3/7/52	2,052	1,612
	Nasdaq Inc.	5.950%	8/15/53	5,646	5,882
	Nasdaq Inc.	6.100%	6/28/63	6,623	6,894
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	209	209
	Old Republic International Corp.	3.850%	6/11/51	2,282	1,661
	PayPal Holdings Inc.	3.250%	6/1/50	3,900	2,703
	PayPal Holdings Inc.	5.050%	6/1/52	6,536	6,135
	PayPal Holdings Inc.	5.500%	6/1/54	3,785	3,775
	PayPal Holdings Inc.	5.250%	6/1/62	4,746	4,423
	Principal Financial Group Inc.	6.050%	10/15/36	5,011	5,390
	Principal Financial Group Inc.	4.625%	9/15/42	1,232	1,122
	Principal Financial Group Inc.	4.350%	5/15/43	3,511	3,088
	Principal Financial Group Inc.	5.500%	3/15/53	3,190	3,165
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	2,257	1,974
	Progressive Corp.	3.700%	1/26/45	3,415	2,704
	Progressive Corp.	4.125%	4/15/47	6,680	5,545
	Progressive Corp.	4.200%	3/15/48	4,482	3,773
	Progressive Corp.	3.950%	3/26/50	2,135	1,710
	Progressive Corp.	3.700%	3/15/52	4,467	3,420
[1]	Prudential Financial Inc.	5.700%	12/14/36	5,193	5,483
[1]	Prudential Financial Inc.	6.625%	12/1/37	4,675	5,269
[1]	Prudential Financial Inc.	3.000%	3/10/40	1,220	927
[1]	Prudential Financial Inc.	6.625%	6/21/40	5,544	6,267
[1]	Prudential Financial Inc.	4.600%	5/15/44	3,762	3,391
	Prudential Financial Inc.	3.905%	12/7/47	7,476	5,910
[1]	Prudential Financial Inc.	4.418%	3/27/48	4,733	4,045
	Prudential Financial Inc.	3.935%	12/7/49	4,431	3,470
[1]	Prudential Financial Inc.	4.350%	2/25/50	207	175
[1]	Prudential Financial Inc.	3.700%	3/13/51	13,384	10,071
	Raymond James Financial Inc.	4.950%	7/15/46	5,497	5,040
	Raymond James Financial Inc.	3.750%	4/1/51	5,102	3,782
[1]	Regions Bank	6.450%	6/26/37	1,691	1,786
	Regions Financial Corp.	7.375%	12/10/37	2,251	2,565
[3]	Reinsurance Group of America Inc.	6.650%	9/15/55	4,575	4,559
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	3,260	3,351
	Selective Insurance Group Inc.	5.900%	4/15/35	650	663
	Selective Insurance Group Inc.	5.375%	3/1/49	2,123	1,986
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,284	3,624
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,284	2,442
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	2,987	2,264
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	7,071	7,757
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	7,091	7,377
	Transatlantic Holdings Inc.	8.000%	11/30/39	2,537	3,178
	Travelers Cos. Inc.	6.750%	6/20/36	396	452
[1]	Travelers Cos. Inc.	6.250%	6/15/37	6,446	7,088
	Travelers Cos. Inc.	5.350%	11/1/40	5,627	5,656

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	4.600%	8/1/43	950	869
	Travelers Cos. Inc.	4.300%	8/25/45	2,819	2,432
	Travelers Cos. Inc.	3.750%	5/15/46	1,590	1,265
	Travelers Cos. Inc.	4.000%	5/30/47	6,661	5,481
	Travelers Cos. Inc.	4.050%	3/7/48	4,015	3,315
	Travelers Cos. Inc.	4.100%	3/4/49	5,761	4,753
	Travelers Cos. Inc.	2.550%	4/27/50	3,414	2,086
	Travelers Cos. Inc.	3.050%	6/8/51	6,383	4,318
	Travelers Cos. Inc.	5.450%	5/25/53	5,703	5,727
	UBS AG	4.500%	6/26/48	7,008	6,107
	UBS Group AG	4.875%	5/15/45	13,363	12,195
	Unum Group	5.750%	8/15/42	3,905	3,916
	Unum Group	4.500%	12/15/49	3,181	2,613
	Unum Group	4.125%	6/15/51	55	43
	Unum Group	6.000%	6/15/54	2,205	2,265
	Visa Inc.	4.150%	12/14/35	9,940	9,424
	Visa Inc.	2.700%	4/15/40	3,182	2,400
	Visa Inc.	4.300%	12/14/45	21,705	19,188
	Visa Inc.	3.650%	9/15/47	6,464	5,114
	Visa Inc.	2.000%	8/15/50	17,500	9,755
	Voya Financial Inc.	5.700%	7/15/43	2,774	2,753
	Voya Financial Inc.	4.800%	6/15/46	2,220	1,945
	W R Berkley Corp.	4.750%	8/1/44	2,625	2,373
	W R Berkley Corp.	4.000%	5/12/50	5,177	4,084
	W R Berkley Corp.	3.150%	9/30/61	2,559	1,582
	Wachovia Corp.	5.500%	8/1/35	3,139	3,201
	Wells Fargo & Co.	5.375%	2/7/35	2,755	2,813
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,044	1,072
[1]	Wells Fargo & Co.	3.068%	4/30/41	17,606	13,336
	Wells Fargo & Co.	5.375%	11/2/43	14,641	14,080
	Wells Fargo & Co.	5.606%	1/15/44	22,177	21,902
[1]	Wells Fargo & Co.	4.650%	11/4/44	19,558	17,010
	Wells Fargo & Co.	3.900%	5/1/45	16,917	13,561
[1]	Wells Fargo & Co.	4.900%	11/17/45	15,721	14,056
[1]	Wells Fargo & Co.	4.400%	6/14/46	4,161	3,470
[1]	Wells Fargo & Co.	4.750%	12/7/46	7,568	6,586
[1]	Wells Fargo & Co.	5.013%	4/4/51	36,482	33,572
[1]	Wells Fargo & Co.	4.611%	4/25/53	22,764	19,784
	Wells Fargo Bank NA	5.950%	8/26/36	2,671	2,818
[1]	Wells Fargo Bank NA	5.850%	2/1/37	10,080	10,522
[1]	Wells Fargo Bank NA	6.600%	1/15/38	7,260	8,068
	Western Union Co.	6.200%	11/17/36	3,662	3,742
	Westpac Banking Corp.	4.421%	7/24/39	8,098	7,399
	Westpac Banking Corp.	2.963%	11/16/40	3,739	2,778
	Westpac Banking Corp.	3.133%	11/18/41	6,464	4,793
	Willis North America Inc.	5.050%	9/15/48	3,448	3,137
	Willis North America Inc.	3.875%	9/15/49	5,876	4,449
	Willis North America Inc.	5.900%	3/5/54	4,899	4,943
	XL Group Ltd.	5.250%	12/15/43	2,060	1,996
					2,160,521
Health Care (16.1%)
[4]	Abbott Laboratories	4.750%	11/30/36	8,637	8,567
	Abbott Laboratories	6.150%	11/30/37	393	439
	Abbott Laboratories	6.000%	4/1/39	4,494	4,976
	Abbott Laboratories	5.300%	5/27/40	4,972	5,150
	Abbott Laboratories	4.750%	4/15/43	4,254	4,092
	Abbott Laboratories	4.900%	11/30/46	22,286	21,369
	AbbVie Inc.	4.550%	3/15/35	11,312	10,953
	AbbVie Inc.	4.500%	5/14/35	18,169	17,497
	AbbVie Inc.	4.300%	5/14/36	9,951	9,346
	AbbVie Inc.	4.050%	11/21/39	31,914	28,284
	AbbVie Inc.	4.625%	10/1/42	225	209
	AbbVie Inc.	4.400%	11/6/42	20,262	18,171
	AbbVie Inc.	4.850%	6/15/44	6,257	5,881
	AbbVie Inc.	4.750%	3/15/45	6,451	5,988
	AbbVie Inc.	4.700%	5/14/45	20,075	18,389
	AbbVie Inc.	4.450%	5/14/46	17,541	15,492
	AbbVie Inc.	4.875%	11/14/48	2,158	2,008
	AbbVie Inc.	4.250%	11/21/49	41,793	35,431

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.400%	3/15/54	20,040	20,181
	AbbVie Inc.	5.600%	3/15/55	5,615	5,818
	AbbVie Inc.	5.500%	3/15/64	14,593	14,653
[1]	AdventHealth Obligated Group	2.795%	11/15/51	1,782	1,154
	Adventist Health System	3.630%	3/1/49	2,053	1,499
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	2,999	2,592
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,069	2,271
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	2,670	1,824
	Aetna Inc.	6.625%	6/15/36	10,022	10,767
	Aetna Inc.	6.750%	12/15/37	3,325	3,605
	Aetna Inc.	4.500%	5/15/42	3,246	2,730
	Aetna Inc.	4.750%	3/15/44	1,761	1,518
	AHS Hospital Corp.	5.024%	7/1/45	2,564	2,481
[1]	AHS Hospital Corp.	2.780%	7/1/51	4,125	2,655
[1]	Allina Health System	3.887%	4/15/49	2,098	1,653
[1]	Allina Health System	2.902%	11/15/51	2,097	1,373
	Amgen Inc.	6.375%	6/1/37	3,252	3,581
	Amgen Inc.	6.400%	2/1/39	247	269
	Amgen Inc.	3.150%	2/21/40	12,409	9,590
	Amgen Inc.	5.750%	3/15/40	4,911	5,047
	Amgen Inc.	2.800%	8/15/41	5,927	4,298
	Amgen Inc.	4.950%	10/1/41	6,206	5,810
	Amgen Inc.	5.150%	11/15/41	9,399	8,984
	Amgen Inc.	5.650%	6/15/42	392	397
	Amgen Inc.	5.600%	3/2/43	18,007	18,142
	Amgen Inc.	4.400%	5/1/45	16,834	14,481
	Amgen Inc.	4.563%	6/15/48	5,521	4,769
	Amgen Inc.	3.375%	2/21/50	15,776	11,324
	Amgen Inc.	4.663%	6/15/51	14,029	12,235
	Amgen Inc.	3.000%	1/15/52	5,571	3,682
	Amgen Inc.	4.200%	2/22/52	8,916	7,161
	Amgen Inc.	4.875%	3/1/53	6,834	6,128
	Amgen Inc.	5.650%	3/2/53	28,138	28,261
	Amgen Inc.	2.770%	9/1/53	9,241	5,619
	Amgen Inc.	4.400%	2/22/62	10,170	8,238
	Amgen Inc.	5.750%	3/2/63	16,225	16,260
[1]	Ascension Health	3.106%	11/15/39	2,809	2,232
	Ascension Health	3.945%	11/15/46	8,134	6,831
[1]	Ascension Health	4.847%	11/15/53	1,261	1,176
	AstraZeneca plc	6.450%	9/15/37	24,842	27,902
	AstraZeneca plc	4.000%	9/18/42	595	510
	AstraZeneca plc	4.375%	11/16/45	5,465	4,818
	AstraZeneca plc	4.375%	8/17/48	3,670	3,208
	AstraZeneca plc	3.000%	5/28/51	5,652	3,849
	Banner Health	2.907%	1/1/42	1,766	1,295
[1]	Banner Health	3.181%	1/1/50	1,226	866
	Banner Health	2.913%	1/1/51	2,407	1,599
[1]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	1,665	1,020
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	3,610	2,597
	Baxalta Inc.	5.250%	6/23/45	3,629	3,486
	Baxter International Inc.	3.500%	8/15/46	6,459	4,704
	Baxter International Inc.	3.132%	12/1/51	7,732	5,076
[1]	BayCare Health System Inc.	3.831%	11/15/50	3,853	3,089
	Baylor Scott & White Holdings	4.185%	11/15/45	1,326	1,145
	Baylor Scott & White Holdings	3.967%	11/15/46	998	838
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	6,324	4,172
	Becton Dickinson & Co.	4.685%	12/15/44	6,438	5,714
	Becton Dickinson & Co.	4.669%	6/6/47	9,739	8,559
	Becton Dickinson & Co.	3.794%	5/20/50	5,332	4,077
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,725	1,788
	Biogen Inc.	5.200%	9/15/45	6,736	6,217
	Biogen Inc.	3.150%	5/1/50	10,319	6,668
	Biogen Inc.	3.250%	2/15/51	4,793	3,158
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	2,084	1,446
	Boston Scientific Corp.	6.500%	11/15/35	4,149	4,665
	Boston Scientific Corp.	4.550%	3/1/39	7,997	7,533
	Boston Scientific Corp.	7.375%	1/15/40	1,563	1,906
	Boston Scientific Corp.	4.700%	3/1/49	4,528	4,125
	Bristol-Myers Squibb Co.	4.125%	6/15/39	15,406	13,701
	Bristol-Myers Squibb Co.	2.350%	11/13/40	11,285	7,799

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,694	4,532
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,287	4,021
	Bristol-Myers Squibb Co.	4.500%	3/1/44	478	429
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,562	11,406
	Bristol-Myers Squibb Co.	5.000%	8/15/45	3,132	2,975
	Bristol-Myers Squibb Co.	4.350%	11/15/47	8,384	7,156
	Bristol-Myers Squibb Co.	4.550%	2/20/48	670	587
	Bristol-Myers Squibb Co.	4.250%	10/26/49	10,001	8,328
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,883	6,531
	Bristol-Myers Squibb Co.	3.700%	3/15/52	17,459	13,122
	Bristol-Myers Squibb Co.	6.250%	11/15/53	11,140	12,210
	Bristol-Myers Squibb Co.	5.550%	2/22/54	22,401	22,492
	Bristol-Myers Squibb Co.	3.900%	3/15/62	3,437	2,546
	Bristol-Myers Squibb Co.	6.400%	11/15/63	10,516	11,674
	Bristol-Myers Squibb Co.	5.650%	2/22/64	14,175	14,226
	Cardinal Health Inc.	4.600%	3/15/43	504	441
	Cardinal Health Inc.	4.500%	11/15/44	3,446	2,965
	Cardinal Health Inc.	4.900%	9/15/45	4,748	4,293
	Cardinal Health Inc.	4.368%	6/15/47	2,404	2,011
	Cardinal Health Inc.	5.750%	11/15/54	7,220	7,259
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,965	1,378
	Cencora Inc.	4.250%	3/1/45	4,892	4,116
	Cencora Inc.	4.300%	12/15/47	4,074	3,418
	Children's Health System of Texas	2.511%	8/15/50	3,194	1,987
[1]	Children's Hospital	2.928%	7/15/50	1,547	1,016
[1]	Children's Hospital Corp.	4.115%	1/1/47	1,919	1,627
[1]	Children's Hospital Corp.	2.585%	2/1/50	1,977	1,251
	Children's Hospital Medical Center	4.268%	5/15/44	2,431	2,176
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,761	1,142
	Cigna Group	4.800%	8/15/38	16,599	15,561
[1]	Cigna Group	6.125%	11/15/41	2,995	3,128
[1]	Cigna Group	4.800%	7/15/46	13,254	11,634
[1]	Cigna Group	3.875%	10/15/47	3,890	2,944
	Cigna Group	4.900%	12/15/48	19,415	17,142
	Cigna Group	3.400%	3/15/50	6,905	4,734
	Cigna Group	3.400%	3/15/51	9,045	6,155
	Cigna Group	5.600%	2/15/54	12,652	12,232
[1]	City of Hope	5.623%	11/15/43	1,549	1,543
[1]	City of Hope	4.378%	8/15/48	1,706	1,431
[1]	CommonSpirit Health	4.350%	11/1/42	9,426	8,102
	CommonSpirit Health	3.817%	10/1/49	2,126	1,633
	CommonSpirit Health	4.187%	10/1/49	3,702	3,009
	CommonSpirit Health	3.910%	10/1/50	6,709	5,131
	CommonSpirit Health	6.461%	11/1/52	2,000	2,218
	CommonSpirit Health	5.548%	12/1/54	6,927	6,856
[1]	Community Health Network Inc.	3.099%	5/1/50	2,650	1,766
[1]	Corewell Health Obligated Group	3.487%	7/15/49	3,152	2,354
[1]	Cottage Health Obligated Group	3.304%	11/1/49	3,840	2,782
	CVS Health Corp.	4.875%	7/20/35	3,873	3,655
	CVS Health Corp.	4.780%	3/25/38	37,921	34,398
	CVS Health Corp.	6.125%	9/15/39	5,018	5,147
	CVS Health Corp.	4.125%	4/1/40	3,497	2,863
	CVS Health Corp.	5.300%	12/5/43	1,118	1,019
	CVS Health Corp.	5.125%	7/20/45	19,707	17,413
	CVS Health Corp.	5.050%	3/25/48	54,199	46,996
	CVS Health Corp.	5.625%	2/21/53	12,845	11,914
	CVS Health Corp.	5.875%	6/1/53	9,560	9,198
	CVS Health Corp.	6.050%	6/1/54	6,176	6,105
	CVS Health Corp.	6.000%	6/1/63	8,002	7,672
	Danaher Corp.	4.375%	9/15/45	4,965	4,375
	Danaher Corp.	2.600%	10/1/50	8,394	5,185
	Danaher Corp.	2.800%	12/10/51	7,788	4,958
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	2,138	1,700
	DH Europe Finance II Sarl	3.250%	11/15/39	9,015	7,198
	DH Europe Finance II Sarl	3.400%	11/15/49	3,650	2,662
	Dignity Health	4.500%	11/1/42	1,662	1,460
	Dignity Health	5.267%	11/1/64	1,866	1,732
[1]	Duke University Health System Inc.	3.920%	6/1/47	3,259	2,674
	Elevance Health Inc.	5.850%	1/15/36	3,873	4,017
	Elevance Health Inc.	6.375%	6/15/37	220	237

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	4.625%	5/15/42	3,166	2,815
	Elevance Health Inc.	4.650%	1/15/43	9,797	8,706
	Elevance Health Inc.	5.100%	1/15/44	1,730	1,618
	Elevance Health Inc.	4.650%	8/15/44	7,430	6,565
	Elevance Health Inc.	4.375%	12/1/47	10,571	8,781
	Elevance Health Inc.	4.550%	3/1/48	4,670	3,954
	Elevance Health Inc.	3.700%	9/15/49	2,752	2,017
	Elevance Health Inc.	3.125%	5/15/50	6,388	4,218
	Elevance Health Inc.	3.600%	3/15/51	7,916	5,675
	Elevance Health Inc.	4.550%	5/15/52	2,528	2,120
	Elevance Health Inc.	6.100%	10/15/52	5,415	5,623
	Elevance Health Inc.	5.125%	2/15/53	11,286	10,328
	Elevance Health Inc.	5.650%	6/15/54	7,891	7,725
	Elevance Health Inc.	5.700%	2/15/55	10,085	9,959
	Elevance Health Inc.	5.850%	11/1/64	5,810	5,774
	Eli Lilly & Co.	5.550%	3/15/37	1,882	1,994
	Eli Lilly & Co.	3.700%	3/1/45	3,542	2,888
	Eli Lilly & Co.	3.950%	5/15/47	4,602	3,853
	Eli Lilly & Co.	3.950%	3/15/49	9,099	7,431
	Eli Lilly & Co.	2.250%	5/15/50	10,545	6,177
	Eli Lilly & Co.	4.875%	2/27/53	8,970	8,406
	Eli Lilly & Co.	5.000%	2/9/54	16,434	15,729
	Eli Lilly & Co.	5.050%	8/14/54	3,624	3,488
	Eli Lilly & Co.	5.500%	2/12/55	1,875	1,936
	Eli Lilly & Co.	4.150%	3/15/59	3,660	2,993
	Eli Lilly & Co.	2.500%	9/15/60	5,140	2,891
	Eli Lilly & Co.	4.950%	2/27/63	4,553	4,250
	Eli Lilly & Co.	5.100%	2/9/64	15,806	15,068
	Eli Lilly & Co.	5.200%	8/14/64	6,536	6,320
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,193	1,709
[1]	Fred Hutchinson Cancer Center	4.966%	1/1/52	837	792
	GE HealthCare Technologies Inc.	6.377%	11/22/52	8,092	8,985
	Gilead Sciences Inc.	5.100%	6/15/35	6,700	6,764
	Gilead Sciences Inc.	4.600%	9/1/35	8,906	8,627
	Gilead Sciences Inc.	4.000%	9/1/36	4,735	4,293
	Gilead Sciences Inc.	2.600%	10/1/40	10,794	7,800
	Gilead Sciences Inc.	5.650%	12/1/41	5,467	5,623
	Gilead Sciences Inc.	4.800%	4/1/44	5,173	4,781
	Gilead Sciences Inc.	4.500%	2/1/45	10,436	9,247
	Gilead Sciences Inc.	4.750%	3/1/46	13,760	12,573
	Gilead Sciences Inc.	4.150%	3/1/47	11,949	9,987
	Gilead Sciences Inc.	2.800%	10/1/50	18,831	12,074
	Gilead Sciences Inc.	5.550%	10/15/53	7,915	8,034
	Gilead Sciences Inc.	5.500%	11/15/54	4,085	4,122
	Gilead Sciences Inc.	5.600%	11/15/64	5,660	5,716
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	16,894	18,810
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	20	18
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,875	1,350
	Hackensack Meridian Health Inc.	4.211%	7/1/48	2,082	1,768
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	4,134	2,723
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,887	1,633
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	3,040	2,200
	HCA Inc.	5.125%	6/15/39	9,049	8,488
	HCA Inc.	5.500%	6/15/47	9,787	9,173
	HCA Inc.	5.250%	6/15/49	7,878	7,099
	HCA Inc.	3.500%	7/15/51	12,229	8,235
	HCA Inc.	4.625%	3/15/52	14,879	12,154
	HCA Inc.	5.900%	6/1/53	8,899	8,688
	HCA Inc.	6.000%	4/1/54	10,415	10,320
	HCA Inc.	5.950%	9/15/54	7,576	7,465
	HCA Inc.	6.200%	3/1/55	8,000	8,146
	HCA Inc.	6.100%	4/1/64	5,125	5,031
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	3,619	2,837
	Humana Inc.	4.625%	12/1/42	1,197	1,023
	Humana Inc.	4.950%	10/1/44	6,273	5,477
	Humana Inc.	4.800%	3/15/47	3,106	2,650
	Humana Inc.	3.950%	8/15/49	4,214	3,142
	Humana Inc.	5.500%	3/15/53	4,537	4,173
	Humana Inc.	5.750%	4/15/54	6,907	6,581
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	2,457	2,024

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	1,395	914
	Inova Health System Foundation	4.068%	5/15/52	4,265	3,546
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,565	1,166
[1]	Iowa Health System	3.665%	2/15/50	1,869	1,415
	Johns Hopkins Health System Corp.	3.837%	5/15/46	4,555	3,773
	Johnson & Johnson	3.550%	3/1/36	7,535	6,755
	Johnson & Johnson	3.625%	3/3/37	6,594	5,874
	Johnson & Johnson	5.950%	8/15/37	2,658	2,930
	Johnson & Johnson	3.400%	1/15/38	8,860	7,604
	Johnson & Johnson	5.850%	7/15/38	2,953	3,232
	Johnson & Johnson	2.100%	9/1/40	6,160	4,256
	Johnson & Johnson	4.500%	9/1/40	10,042	9,666
	Johnson & Johnson	4.850%	5/15/41	2,980	2,950
	Johnson & Johnson	4.500%	12/5/43	13,359	12,546
	Johnson & Johnson	3.700%	3/1/46	12,463	10,162
	Johnson & Johnson	3.750%	3/3/47	5,961	4,855
	Johnson & Johnson	3.500%	1/15/48	3,606	2,804
	Johnson & Johnson	2.250%	9/1/50	5,857	3,472
	Johnson & Johnson	5.250%	6/1/54	9,760	9,880
	Johnson & Johnson	2.450%	9/1/60	11,897	6,709
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	7,746	5,698
	Kaiser Foundation Hospitals	4.875%	4/1/42	335	320
	Kaiser Foundation Hospitals	4.150%	5/1/47	16,293	13,867
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	8,072	5,853
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	12,862	8,683
	Koninklijke Philips NV	6.875%	3/11/38	4,515	5,013
	Koninklijke Philips NV	5.000%	3/15/42	3,118	2,899
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,314	7,349
[1]	Mass General Brigham Inc.	3.765%	7/1/48	4,005	3,175
[1]	Mass General Brigham Inc.	3.192%	7/1/49	2,205	1,575
[1]	Mass General Brigham Inc.	4.117%	7/1/55	1,213	1,009
[1]	Mass General Brigham Inc.	3.342%	7/1/60	2,110	1,445
[1]	Mayo Clinic	4.000%	11/15/47	4,713	3,978
[1]	Mayo Clinic	4.128%	11/15/52	1,153	975
[1]	Mayo Clinic	3.196%	11/15/61	3,535	2,347
[1]	McLaren Health Care Corp.	4.386%	5/15/48	1,967	1,721
[1]	MedStar Health Inc.	3.626%	8/15/49	2,457	1,776
	Medtronic Inc.	4.375%	3/15/35	12,729	12,309
	Medtronic Inc.	4.625%	3/15/45	12,952	11,838
	Memorial Health Services	3.447%	11/1/49	2,007	1,487
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	2,301	2,251
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	3,314	2,262
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,760	2,311
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,112	4,346
	Merck & Co. Inc.	3.900%	3/7/39	5,235	4,580
	Merck & Co. Inc.	2.350%	6/24/40	7,102	5,030
	Merck & Co. Inc.	3.600%	9/15/42	5,764	4,641
	Merck & Co. Inc.	4.150%	5/18/43	8,822	7,620
	Merck & Co. Inc.	4.900%	5/17/44	3,715	3,534
	Merck & Co. Inc.	3.700%	2/10/45	12,478	10,000
	Merck & Co. Inc.	4.000%	3/7/49	13,943	11,360
	Merck & Co. Inc.	2.450%	6/24/50	7,704	4,635
	Merck & Co. Inc.	2.750%	12/10/51	13,097	8,281
	Merck & Co. Inc.	5.000%	5/17/53	2,663	2,514
	Merck & Co. Inc.	2.900%	12/10/61	18,586	11,124
	Merck & Co. Inc.	5.150%	5/17/63	6,966	6,596
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	74	80
[1]	Methodist Hospital	2.705%	12/1/50	5,461	3,501
[1]	Montefiore Obligated Group	5.246%	11/1/48	2,750	2,365
	Montefiore Obligated Group	4.287%	9/1/50	81	59
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	2,400	1,838
[1]	Mount Sinai Hospital	3.981%	7/1/48	1,471	1,084
[1]	Mount Sinai Hospital	3.737%	7/1/49	2,813	1,896
[1]	Mount Sinai Hospital	3.391%	7/1/50	1,780	1,096
	MultiCare Health System	2.803%	8/15/50	2,450	1,501
	Mylan Inc.	5.400%	11/29/43	3,312	2,934
	Mylan Inc.	5.200%	4/15/48	2,673	2,228
[1]	MyMichigan Health	3.409%	6/1/50	1,515	1,094
	Nationwide Children's Hospital Inc.	4.556%	11/1/52	607	552
	New York & Presbyterian Hospital	2.256%	8/1/40	1,847	1,298

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York & Presbyterian Hospital	4.024%	8/1/45	6,264	5,348
	New York & Presbyterian Hospital	4.063%	8/1/56	2,845	2,348
	New York & Presbyterian Hospital	2.606%	8/1/60	2,640	1,522
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	2,840	2,051
	Northwell Healthcare Inc.	3.979%	11/1/46	382	306
	Northwell Healthcare Inc.	4.260%	11/1/47	3,738	3,086
	Northwell Healthcare Inc.	3.809%	11/1/49	2,259	1,740
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,414	1,520
	Novant Health Inc.	2.637%	11/1/36	759	606
	Novant Health Inc.	3.168%	11/1/51	5,821	4,026
	Novant Health Inc.	3.318%	11/1/61	2,767	1,858
	Novartis Capital Corp.	3.700%	9/21/42	285	238
	Novartis Capital Corp.	4.400%	5/6/44	12,200	11,021
	Novartis Capital Corp.	4.000%	11/20/45	11,433	9,700
	Novartis Capital Corp.	2.750%	8/14/50	7,129	4,704
	Novartis Capital Corp.	4.700%	9/18/54	6,300	5,768
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,482	932
[1]	NYU Langone Hospitals	5.750%	7/1/43	2,970	3,121
	NYU Langone Hospitals	4.784%	7/1/44	1,589	1,498
[1]	NYU Langone Hospitals	4.368%	7/1/47	3,325	2,879
[1]	NYU Langone Hospitals	3.380%	7/1/55	4,707	3,374
	OhioHealth Corp.	2.834%	11/15/41	2,136	1,572
[1]	OhioHealth Corp.	3.042%	11/15/50	3,175	2,214
	Orlando Health Obligated Group	5.475%	10/1/35	2,575	2,662
	Orlando Health Obligated Group	4.089%	10/1/48	1,467	1,214
	Orlando Health Obligated Group	3.327%	10/1/50	2,152	1,559
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	3,123	2,748
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	2,670	1,771
	Pfizer Inc.	4.000%	12/15/36	10,612	9,723
	Pfizer Inc.	4.100%	9/15/38	3,395	3,048
	Pfizer Inc.	3.900%	3/15/39	5,590	4,875
	Pfizer Inc.	7.200%	3/15/39	20,213	24,167
	Pfizer Inc.	2.550%	5/28/40	9,000	6,472
	Pfizer Inc.	4.300%	6/15/43	6,975	6,138
	Pfizer Inc.	4.400%	5/15/44	7,841	6,965
	Pfizer Inc.	4.125%	12/15/46	6,549	5,466
	Pfizer Inc.	4.200%	9/15/48	6,815	5,712
	Pfizer Inc.	4.000%	3/15/49	13,538	10,961
	Pfizer Inc.	2.700%	5/28/50	18,105	11,457
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	20,660	19,912
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	31,486	30,529
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	23,367	22,296
[1]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,620	1,164
	Piedmont Healthcare Inc.	2.864%	1/1/52	3,253	2,093
	Presbyterian Healthcare Services	4.875%	8/1/52	2,200	2,088
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,431	1,102
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,174	907
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	6,596	3,989
	Queen's Health Systems	4.810%	7/1/52	1,490	1,398
	Quest Diagnostics Inc.	4.700%	3/30/45	1,848	1,665
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,120	786
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	5,428	3,291
	Revvity Inc.	3.625%	3/15/51	1,790	1,276
	Royalty Pharma plc	3.300%	9/2/40	4,870	3,674
	Royalty Pharma plc	3.550%	9/2/50	6,702	4,639
	Royalty Pharma plc	3.350%	9/2/51	2,071	1,371
	Royalty Pharma plc	5.900%	9/2/54	2,365	2,339
[1]	Seattle Children's Hospital	2.719%	10/1/50	1,309	845
[1]	Sentara Health	2.927%	11/1/51	1,247	832
[1]	Sharp HealthCare	2.680%	8/1/50	1,013	653
	Solventum Corp.	5.900%	4/30/54	6,782	6,906
	Solventum Corp.	6.000%	5/15/64	3,170	3,219
[1]	Stanford Health Care	3.795%	11/15/48	3,440	2,755
	Stanford Health Care	3.027%	8/15/51	2,831	1,948
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	2,566	1,879
	Stryker Corp.	4.100%	4/1/43	1,449	1,232
	Stryker Corp.	4.375%	5/15/44	3,461	3,020
	Stryker Corp.	4.625%	3/15/46	8,226	7,416
	Stryker Corp.	2.900%	6/15/50	9,880	6,621
	Summa Health	3.511%	11/15/51	680	502

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sutter Health	3.161%	8/15/40	758	599
[1]	Sutter Health	4.091%	8/15/48	2,599	2,182
[1]	Sutter Health	3.361%	8/15/50	4,326	3,152
	Sutter Health	5.547%	8/15/53	2,585	2,696
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	9,705	7,339
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	4,965	5,044
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	16,356	11,055
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,067	2,028
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	4,765	4,776
	Texas Health Resources	2.328%	11/15/50	1,347	796
[1]	Texas Health Resources	4.330%	11/15/55	1,276	1,080
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	12,326	8,914
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	1,253	1,267
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	283	281
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,368	4,488
	Toledo Hospital	5.750%	11/15/38	1,350	1,356
[1]	Trinity Health Corp.	2.632%	12/1/40	3,948	2,884
	Trinity Health Corp.	4.125%	12/1/45	1,335	1,139
[1]	Trinity Health Corp.	3.434%	12/1/48	559	432
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	1,711	1,635
	UnitedHealth Group Inc.	4.625%	7/15/35	6,004	5,801
	UnitedHealth Group Inc.	5.800%	3/15/36	2,556	2,699
	UnitedHealth Group Inc.	6.500%	6/15/37	3,562	3,966
	UnitedHealth Group Inc.	6.625%	11/15/37	7,551	8,499
	UnitedHealth Group Inc.	6.875%	2/15/38	9,264	10,685
	UnitedHealth Group Inc.	3.500%	8/15/39	3,805	3,110
	UnitedHealth Group Inc.	2.750%	5/15/40	8,440	6,127
	UnitedHealth Group Inc.	5.700%	10/15/40	1,943	1,989
	UnitedHealth Group Inc.	5.950%	2/15/41	2,468	2,584
	UnitedHealth Group Inc.	3.050%	5/15/41	8,389	6,210
	UnitedHealth Group Inc.	4.625%	11/15/41	8,398	7,590
	UnitedHealth Group Inc.	4.375%	3/15/42	5,312	4,663
	UnitedHealth Group Inc.	3.950%	10/15/42	4,291	3,563
	UnitedHealth Group Inc.	4.250%	3/15/43	6,365	5,465
	UnitedHealth Group Inc.	5.500%	7/15/44	10,170	10,104
	UnitedHealth Group Inc.	4.750%	7/15/45	16,565	15,004
	UnitedHealth Group Inc.	4.200%	1/15/47	5,646	4,692
	UnitedHealth Group Inc.	4.250%	4/15/47	3,557	2,972
	UnitedHealth Group Inc.	3.750%	10/15/47	8,354	6,404
	UnitedHealth Group Inc.	4.250%	6/15/48	7,180	5,918
	UnitedHealth Group Inc.	4.450%	12/15/48	7,754	6,575
	UnitedHealth Group Inc.	3.700%	8/15/49	9,641	7,212
	UnitedHealth Group Inc.	2.900%	5/15/50	10,607	6,778
	UnitedHealth Group Inc.	3.250%	5/15/51	12,333	8,410
	UnitedHealth Group Inc.	4.750%	5/15/52	12,390	10,846
	UnitedHealth Group Inc.	5.050%	4/15/53	14,938	13,686
	UnitedHealth Group Inc.	5.375%	4/15/54	10,730	10,340
	UnitedHealth Group Inc.	5.625%	7/15/54	17,653	17,633
	UnitedHealth Group Inc.	3.875%	8/15/59	8,908	6,469
	UnitedHealth Group Inc.	3.125%	5/15/60	11,633	7,146
	UnitedHealth Group Inc.	4.950%	5/15/62	6,462	5,691
	UnitedHealth Group Inc.	6.050%	2/15/63	9,398	9,790
	UnitedHealth Group Inc.	5.200%	4/15/63	9,597	8,813
	UnitedHealth Group Inc.	5.500%	4/15/64	6,181	5,942
	UnitedHealth Group Inc.	5.750%	7/15/64	15,645	15,616
	UPMC	5.377%	5/15/43	2,145	2,167
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,527	2,971
	Viatris Inc.	3.850%	6/22/40	7,355	5,608
	Viatris Inc.	4.000%	6/22/50	15,081	10,369
[1]	WakeMed	3.286%	10/1/52	1,997	1,412
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	2,232	1,482
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	2,381	2,113
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	2,920	1,920
	Wyeth LLC	6.000%	2/15/36	969	1,046
	Wyeth LLC	5.950%	4/1/37	11,921	12,714
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	2,791	1,682
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,474	1,524
	Zoetis Inc.	4.700%	2/1/43	9,316	8,566
	Zoetis Inc.	3.950%	9/12/47	4,127	3,344
	Zoetis Inc.	4.450%	8/20/48	3,576	3,096

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.000%	5/15/50	3,773	2,530
					2,506,779
Industrials (8.3%)
[1]	3M Co.	5.700%	3/15/37	1,448	1,520
[1]	3M Co.	3.875%	6/15/44	2,781	2,264
[1]	3M Co.	3.125%	9/19/46	2,694	1,909
[1]	3M Co.	3.625%	10/15/47	3,684	2,816
[1]	3M Co.	4.000%	9/14/48	6,518	5,289
	3M Co.	3.250%	8/26/49	6,533	4,603
	3M Co.	3.700%	4/15/50	5,530	4,200
	ABB Finance USA Inc.	4.375%	5/8/42	4,312	3,904
	Amphenol Corp.	5.375%	11/15/54	3,230	3,220
	Boeing Co.	3.500%	3/1/39	84	65
	Boeing Co.	6.875%	3/15/39	8,458	9,129
	Boeing Co.	5.875%	2/15/40	4,993	4,954
	Boeing Co.	5.705%	5/1/40	18,351	17,992
	Boeing Co.	3.375%	6/15/46	292	198
	Boeing Co.	3.650%	3/1/47	219	154
	Boeing Co.	3.850%	11/1/48	32	23
	Boeing Co.	3.900%	5/1/49	10,797	7,784
	Boeing Co.	3.750%	2/1/50	7,988	5,660
	Boeing Co.	5.805%	5/1/50	31,687	30,607
	Boeing Co.	6.858%	5/1/54	20,162	22,168
	Boeing Co.	3.825%	3/1/59	14	9
	Boeing Co.	3.950%	8/1/59	3,531	2,448
	Boeing Co.	5.930%	5/1/60	26,564	25,305
	Boeing Co.	7.008%	5/1/64	12,339	13,610
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,412	1,556
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	6,891	7,566
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	5,043	5,323
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,627	8,377
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	6,826	6,879
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,145	3,967
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,971	2,659
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,528	2,252
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	7,815	6,998
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,577	6,481
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	4,433	4,193
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,000	2,704
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	8,283	7,042
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,735	1,590
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	10,066	8,171
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	5,683	4,771
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	7,160	5,897
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	899	749
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	5,991	4,502
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,367	3,638
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,066	2,887
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	2,239	1,448
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	5,948	5,163
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	5,908	5,753
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	13,420	13,682
	Canadian National Railway Co.	6.200%	6/1/36	2,400	2,632
	Canadian National Railway Co.	3.200%	8/2/46	4,288	3,117
	Canadian National Railway Co.	3.650%	2/3/48	4,448	3,466
	Canadian National Railway Co.	4.450%	1/20/49	2,371	2,088
	Canadian National Railway Co.	2.450%	5/1/50	2,560	1,545
	Canadian National Railway Co.	4.400%	8/5/52	4,838	4,205
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,968	2,917
	Canadian Pacific Railway Co.	5.950%	5/15/37	3,504	3,714
	Canadian Pacific Railway Co.	3.000%	12/2/41	3,362	2,467
	Canadian Pacific Railway Co.	4.300%	5/15/43	5,279	4,574
	Canadian Pacific Railway Co.	4.800%	8/1/45	4,561	4,181
	Canadian Pacific Railway Co.	4.950%	8/15/45	93	88
	Canadian Pacific Railway Co.	4.700%	5/1/48	389	350
	Canadian Pacific Railway Co.	3.500%	5/1/50	6,207	4,532
	Canadian Pacific Railway Co.	3.100%	12/2/51	11,654	7,862
	Canadian Pacific Railway Co.	4.200%	11/15/69	6,352	4,877
	Canadian Pacific Railway Co.	6.125%	9/15/15	4,329	4,600

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	3.377%	4/5/40	4,230	3,372
	Carrier Global Corp.	3.577%	4/5/50	8,438	6,285
	Carrier Global Corp.	6.200%	3/15/54	6,502	7,085
	Caterpillar Inc.	5.300%	9/15/35	2,020	2,104
	Caterpillar Inc.	6.050%	8/15/36	3,160	3,478
	Caterpillar Inc.	5.200%	5/27/41	5,319	5,358
	Caterpillar Inc.	3.803%	8/15/42	6,712	5,610
	Caterpillar Inc.	4.300%	5/15/44	4,511	3,983
	Caterpillar Inc.	3.250%	9/19/49	6,912	4,961
	Caterpillar Inc.	3.250%	4/9/50	7,220	5,163
	Caterpillar Inc.	4.750%	5/15/64	2,974	2,645
	CSX Corp.	6.150%	5/1/37	10,276	11,161
	CSX Corp.	6.220%	4/30/40	3,711	4,060
	CSX Corp.	5.500%	4/15/41	366	373
	CSX Corp.	4.750%	5/30/42	3,819	3,557
	CSX Corp.	4.400%	3/1/43	2,438	2,176
	CSX Corp.	4.100%	3/15/44	6,394	5,423
	CSX Corp.	3.800%	11/1/46	5,464	4,348
	CSX Corp.	4.300%	3/1/48	3,883	3,304
	CSX Corp.	4.750%	11/15/48	4,718	4,299
	CSX Corp.	4.500%	3/15/49	4,022	3,536
	CSX Corp.	3.350%	9/15/49	606	434
	CSX Corp.	3.800%	4/15/50	1,189	929
	CSX Corp.	3.950%	5/1/50	4,602	3,695
	CSX Corp.	2.500%	5/15/51	4,127	2,469
	CSX Corp.	4.500%	11/15/52	2,353	2,046
	CSX Corp.	4.500%	8/1/54	3,474	3,019
	CSX Corp.	4.900%	3/15/55	6,220	5,743
	CSX Corp.	4.250%	11/1/66	5,034	3,965
	CSX Corp.	4.650%	3/1/68	3,586	3,047
	Cummins Inc.	4.875%	10/1/43	1,179	1,122
	Cummins Inc.	2.600%	9/1/50	2,825	1,738
	Cummins Inc.	5.450%	2/20/54	9,099	9,106
	Deere & Co.	3.900%	6/9/42	7,982	6,813
	Deere & Co.	2.875%	9/7/49	5,544	3,748
	Deere & Co.	3.750%	4/15/50	6,060	4,811
	Deere & Co.	5.700%	1/19/55	3,070	3,259
	Dover Corp.	5.375%	10/15/35	2,405	2,494
	Dover Corp.	5.375%	3/1/41	2,644	2,621
	Eaton Corp.	4.150%	11/2/42	7,968	6,914
	Eaton Corp.	4.700%	8/23/52	4,773	4,327
[3]	Emerson Electric Co.	5.000%	3/15/35	1,436	1,447
	Emerson Electric Co.	5.250%	11/15/39	2,545	2,612
	Emerson Electric Co.	2.750%	10/15/50	4,435	2,879
	Emerson Electric Co.	2.800%	12/21/51	6,851	4,393
[2]	FedEx Corp.	3.250%	5/15/41	3,814	2,796
[2]	FedEx Corp.	5.100%	1/15/44	1,482	1,354
[2]	FedEx Corp.	4.750%	11/15/45	8,501	7,394
[2]	FedEx Corp.	4.550%	4/1/46	9,276	7,866
[2]	FedEx Corp.	4.400%	1/15/47	4,996	4,103
[2]	FedEx Corp.	4.050%	2/15/48	6,905	5,373
[2]	FedEx Corp.	4.950%	10/17/48	6,429	5,715
[2]	FedEx Corp.	5.250%	5/15/50	8,701	8,068
	Fortive Corp.	4.300%	6/15/46	3,661	3,065
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	7,570	7,205
	General Dynamics Corp.	4.250%	4/1/40	3,789	3,387
	General Dynamics Corp.	2.850%	6/1/41	3,695	2,705
	General Dynamics Corp.	3.600%	11/15/42	3,198	2,603
	General Dynamics Corp.	4.250%	4/1/50	5,134	4,337
[1]	General Electric Co.	5.875%	1/14/38	3,114	3,318
[1]	General Electric Co.	6.875%	1/10/39	5,765	6,711
	General Electric Co.	4.500%	3/11/44	4,128	3,704
	Honeywell International Inc.	5.000%	3/1/35	9,310	9,296
	Honeywell International Inc.	5.700%	3/15/36	3,065	3,261
	Honeywell International Inc.	5.700%	3/15/37	3,913	4,125
	Honeywell International Inc.	5.375%	3/1/41	583	590
	Honeywell International Inc.	3.812%	11/21/47	3,210	2,522
	Honeywell International Inc.	2.800%	6/1/50	2,697	1,752
	Honeywell International Inc.	5.250%	3/1/54	12,544	12,089
	Honeywell International Inc.	5.350%	3/1/64	4,780	4,638

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Howmet Aerospace Inc.	5.950%	2/1/37	4,096	4,341
	Illinois Tool Works Inc.	4.875%	9/15/41	5,713	5,510
	Illinois Tool Works Inc.	3.900%	9/1/42	7,319	6,197
	Ingersoll Rand Inc.	5.700%	6/15/54	3,685	3,724
[1]	Johnson Controls International plc	6.000%	1/15/36	2,280	2,432
[1]	Johnson Controls International plc	4.625%	7/2/44	3,595	3,215
	Johnson Controls International plc	4.500%	2/15/47	3,737	3,222
[1]	Johnson Controls International plc	4.950%	7/2/64	1,467	1,296
	L3Harris Technologies Inc.	4.854%	4/27/35	2,001	1,933
	L3Harris Technologies Inc.	6.150%	12/15/40	2,434	2,589
	L3Harris Technologies Inc.	5.054%	4/27/45	595	559
	L3Harris Technologies Inc.	5.600%	7/31/53	8,397	8,363
	L3Harris Technologies Inc.	5.500%	8/15/54	265	261
	Lockheed Martin Corp.	3.600%	3/1/35	3,198	2,860
	Lockheed Martin Corp.	4.500%	5/15/36	5,539	5,299
[1]	Lockheed Martin Corp.	6.150%	9/1/36	494	543
	Lockheed Martin Corp.	5.720%	6/1/40	1,288	1,356
	Lockheed Martin Corp.	4.070%	12/15/42	10,910	9,295
	Lockheed Martin Corp.	3.800%	3/1/45	13,497	10,889
	Lockheed Martin Corp.	4.700%	5/15/46	3,939	3,596
	Lockheed Martin Corp.	2.800%	6/15/50	5,857	3,780
	Lockheed Martin Corp.	4.090%	9/15/52	5,966	4,853
	Lockheed Martin Corp.	4.150%	6/15/53	7,314	6,001
	Lockheed Martin Corp.	5.700%	11/15/54	6,903	7,156
	Lockheed Martin Corp.	5.200%	2/15/55	8,057	7,790
	Lockheed Martin Corp.	4.300%	6/15/62	5,257	4,254
	Lockheed Martin Corp.	5.900%	11/15/63	6,274	6,648
	Lockheed Martin Corp.	5.200%	2/15/64	3,682	3,495
[1]	Nature Conservancy	3.957%	3/1/52	906	748
	Norfolk Southern Corp.	4.837%	10/1/41	6,159	5,763
	Norfolk Southern Corp.	3.950%	10/1/42	7,397	6,128
	Norfolk Southern Corp.	4.450%	6/15/45	1,704	1,487
	Norfolk Southern Corp.	4.650%	1/15/46	2,225	1,990
	Norfolk Southern Corp.	3.942%	11/1/47	5,402	4,301
	Norfolk Southern Corp.	4.150%	2/28/48	5,328	4,401
	Norfolk Southern Corp.	4.100%	5/15/49	3,453	2,792
	Norfolk Southern Corp.	3.400%	11/1/49	3,509	2,523
	Norfolk Southern Corp.	3.050%	5/15/50	8,969	5,981
	Norfolk Southern Corp.	2.900%	8/25/51	850	544
	Norfolk Southern Corp.	4.050%	8/15/52	1,684	1,335
	Norfolk Southern Corp.	3.700%	3/15/53	315	234
	Norfolk Southern Corp.	4.550%	6/1/53	7,961	6,876
	Norfolk Southern Corp.	5.350%	8/1/54	9,038	8,822
	Norfolk Southern Corp.	3.155%	5/15/55	6,417	4,195
	Norfolk Southern Corp.	5.950%	3/15/64	7,134	7,489
	Norfolk Southern Corp.	5.100%	8/1/18	140	125
	Norfolk Southern Corp.	4.100%	5/15/21	2,635	1,904
	Northrop Grumman Corp.	5.150%	5/1/40	3,011	2,943
	Northrop Grumman Corp.	5.050%	11/15/40	367	353
	Northrop Grumman Corp.	4.750%	6/1/43	8,128	7,435
	Northrop Grumman Corp.	3.850%	4/15/45	7,249	5,819
	Northrop Grumman Corp.	4.030%	10/15/47	18,906	15,324
	Northrop Grumman Corp.	5.250%	5/1/50	1,723	1,652
	Northrop Grumman Corp.	4.950%	3/15/53	6,833	6,246
	Northrop Grumman Corp.	5.200%	6/1/54	6,702	6,400
	Otis Worldwide Corp.	3.112%	2/15/40	5,504	4,248
	Otis Worldwide Corp.	3.362%	2/15/50	8,388	5,909
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	3,131	3,435
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	6,150	5,435
	Parker-Hannifin Corp.	4.100%	3/1/47	1,771	1,473
	Parker-Hannifin Corp.	4.000%	6/14/49	4,016	3,239
	Precision Castparts Corp.	3.900%	1/15/43	2,659	2,221
	Precision Castparts Corp.	4.375%	6/15/45	1,912	1,690
	Republic Services Inc.	6.200%	3/1/40	2,346	2,560
	Republic Services Inc.	5.700%	5/15/41	3,750	3,853
	Republic Services Inc.	3.050%	3/1/50	3,563	2,477
	Rockwell Automation Inc.	4.200%	3/1/49	3,976	3,388
	Rockwell Automation Inc.	2.800%	8/15/61	3,030	1,821
	RTX Corp.	5.400%	5/1/35	2,048	2,094
	RTX Corp.	6.050%	6/1/36	3,422	3,674

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	6.125%	7/15/38	3,787	4,079
	RTX Corp.	4.450%	11/16/38	8,610	7,901
	RTX Corp.	5.700%	4/15/40	199	207
	RTX Corp.	4.875%	10/15/40	5,914	5,587
	RTX Corp.	4.700%	12/15/41	247	226
	RTX Corp.	4.500%	6/1/42	29,009	25,766
	RTX Corp.	4.800%	12/15/43	275	252
	RTX Corp.	4.150%	5/15/45	3,616	3,009
	RTX Corp.	3.750%	11/1/46	10,835	8,406
	RTX Corp.	4.350%	4/15/47	9,400	7,952
	RTX Corp.	4.050%	5/4/47	5,188	4,195
	RTX Corp.	4.625%	11/16/48	9,307	8,149
	RTX Corp.	3.125%	7/1/50	6,536	4,398
	RTX Corp.	2.820%	9/1/51	6,564	4,108
	RTX Corp.	3.030%	3/15/52	13,514	8,816
	RTX Corp.	5.375%	2/27/53	2,034	1,980
	RTX Corp.	6.400%	3/15/54	11,432	12,743
	Textron Inc.	5.500%	5/15/35	2,905	2,930
	Trane Technologies Financing Ltd.	4.650%	11/1/44	1,331	1,213
	Trane Technologies Financing Ltd.	4.500%	3/21/49	1,392	1,219
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	3,367	3,484
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,474	1,248
	Tyco Electronics Group SA	7.125%	10/1/37	2,580	3,015
	Union Pacific Corp.	2.891%	4/6/36	11,877	9,818
	Union Pacific Corp.	3.600%	9/15/37	7,905	6,820
[1]	Union Pacific Corp.	3.550%	8/15/39	5,338	4,467
	Union Pacific Corp.	3.200%	5/20/41	8,771	6,757
	Union Pacific Corp.	3.375%	2/14/42	564	442
	Union Pacific Corp.	4.050%	11/15/45	6,603	5,496
	Union Pacific Corp.	3.350%	8/15/46	1,411	1,047
	Union Pacific Corp.	4.000%	4/15/47	5,146	4,217
	Union Pacific Corp.	4.500%	9/10/48	50	44
	Union Pacific Corp.	3.250%	2/5/50	18,732	13,229
	Union Pacific Corp.	3.799%	10/1/51	10,077	7,788
	Union Pacific Corp.	2.950%	3/10/52	7,290	4,768
	Union Pacific Corp.	3.500%	2/14/53	13,595	9,891
	Union Pacific Corp.	4.950%	5/15/53	687	643
	Union Pacific Corp.	5.600%	12/1/54	1,795	1,839
	Union Pacific Corp.	3.875%	2/1/55	1,146	884
	Union Pacific Corp.	3.950%	8/15/59	3,667	2,787
	Union Pacific Corp.	3.839%	3/20/60	14,861	11,028
	Union Pacific Corp.	3.550%	5/20/61	1,234	862
	Union Pacific Corp.	2.973%	9/16/62	5,940	3,565
	Union Pacific Corp.	4.100%	9/15/67	6,082	4,626
	Union Pacific Corp.	3.750%	2/5/70	4,960	3,471
	Union Pacific Corp.	3.799%	4/6/71	6,581	4,666
	Union Pacific Corp.	3.850%	2/14/72	911	656
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	6,983	7,155
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	1,085	1,108
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	9,259	9,414
	United Parcel Service Inc.	6.200%	1/15/38	11,072	12,130
	United Parcel Service Inc.	5.200%	4/1/40	3,160	3,147
	United Parcel Service Inc.	4.875%	11/15/40	3,591	3,458
	United Parcel Service Inc.	3.625%	10/1/42	1,217	974
	United Parcel Service Inc.	3.400%	11/15/46	3,505	2,602
	United Parcel Service Inc.	3.750%	11/15/47	5,040	3,949
	United Parcel Service Inc.	4.250%	3/15/49	6,363	5,338
	United Parcel Service Inc.	5.300%	4/1/50	14,733	14,391
	United Parcel Service Inc.	5.050%	3/3/53	4,575	4,307
	United Parcel Service Inc.	5.600%	5/22/64	7,100	7,146
	Valmont Industries Inc.	5.000%	10/1/44	2,501	2,350
	Valmont Industries Inc.	5.250%	10/1/54	2,403	2,291
	Waste Connections Inc.	3.050%	4/1/50	4,010	2,726
	Waste Connections Inc.	2.950%	1/15/52	6,077	3,938
	Waste Management Inc.	4.950%	3/15/35	9,650	9,650
	Waste Management Inc.	2.950%	6/1/41	3,228	2,435
	Waste Management Inc.	4.100%	3/1/45	3,380	2,883
	Waste Management Inc.	4.150%	7/15/49	2,640	2,219
	Waste Management Inc.	5.350%	10/15/54	5,220	5,180
	WW Grainger Inc.	4.600%	6/15/45	6,794	6,223

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WW Grainger Inc.	3.750%	5/15/46	1,370	1,106
	WW Grainger Inc.	4.200%	5/15/47	2,744	2,319
	Xylem Inc.	4.375%	11/1/46	2,947	2,492
					1,279,592
Materials (3.3%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	3,402	2,509
	Air Products and Chemicals Inc.	2.800%	5/15/50	8,097	5,231
	Albemarle Corp.	5.450%	12/1/44	2,585	2,372
	Albemarle Corp.	5.650%	6/1/52	3,133	2,709
	ArcelorMittal SA	7.000%	10/15/39	7,124	7,799
	ArcelorMittal SA	6.750%	3/1/41	3,765	4,023
	ArcelorMittal SA	6.350%	6/17/54	1,910	1,948
	Barrick Gold Corp.	6.450%	10/15/35	2,239	2,462
	Barrick Gold Corp.	5.250%	4/1/42	180	176
	Barrick North America Finance LLC	5.700%	5/30/41	5,717	5,787
	Barrick North America Finance LLC	5.750%	5/1/43	6,230	6,326
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	6,559	6,802
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	19,253	18,436
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	3,996	4,041
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	2,303	2,082
	CF Industries Inc.	4.950%	6/1/43	5,133	4,613
	CF Industries Inc.	5.375%	3/15/44	6,886	6,496
	CRH America Finance Inc.	5.875%	1/9/55	2,700	2,818
[3]	Dow Chemical Co.	5.350%	3/15/35	2,436	2,428
	Dow Chemical Co.	9.400%	5/15/39	2,401	3,252
	Dow Chemical Co.	5.250%	11/15/41	5,226	4,933
	Dow Chemical Co.	4.375%	11/15/42	8,851	7,429
	Dow Chemical Co.	4.625%	10/1/44	790	683
	Dow Chemical Co.	5.550%	11/30/48	7,550	7,204
	Dow Chemical Co.	4.800%	5/15/49	47	40
	Dow Chemical Co.	3.600%	11/15/50	8,345	5,875
	Dow Chemical Co.	6.900%	5/15/53	6,175	6,905
	Dow Chemical Co.	5.600%	2/15/54	5,225	4,985
[3]	Dow Chemical Co.	5.950%	3/15/55	2,708	2,688
	DuPont de Nemours Inc.	5.319%	11/15/38	8,921	9,278
	DuPont de Nemours Inc.	5.419%	11/15/48	13,109	13,517
	Eastman Chemical Co.	4.650%	10/15/44	9,938	8,651
	Ecolab Inc.	2.125%	8/15/50	3,912	2,190
	Ecolab Inc.	2.700%	12/15/51	6,282	3,944
	Ecolab Inc.	2.750%	8/18/55	4,361	2,688
	FMC Corp.	4.500%	10/1/49	2,931	2,244
	FMC Corp.	6.375%	5/18/53	2,996	2,943
	Freeport-McMoRan Inc.	5.450%	3/15/43	13,097	12,508
	International Flavors & Fragrances Inc.	5.000%	9/26/48	7,910	6,897
	International Paper Co.	5.000%	9/15/35	2,014	2,002
	International Paper Co.	6.000%	11/15/41	7,926	8,274
	International Paper Co.	4.800%	6/15/44	4,976	4,480
	International Paper Co.	5.150%	5/15/46	3,329	3,103
	International Paper Co.	4.400%	8/15/47	4,291	3,589
	International Paper Co.	4.350%	8/15/48	4,865	4,064
	Lafarge SA	7.125%	7/15/36	3,699	4,175
	Linde Inc.	3.550%	11/7/42	5,923	4,792
	Linde Inc.	2.000%	8/10/50	4,454	2,436
	LYB International Finance BV	5.250%	7/15/43	3,852	3,558
	LYB International Finance BV	4.875%	3/15/44	6,688	5,900
	LYB International Finance III LLC	3.375%	10/1/40	7,123	5,355
	LYB International Finance III LLC	4.200%	10/15/49	6,932	5,349
	LYB International Finance III LLC	4.200%	5/1/50	7,219	5,547
	LYB International Finance III LLC	3.625%	4/1/51	5,120	3,563
	LYB International Finance III LLC	3.800%	10/1/60	2,477	1,711
	LyondellBasell Industries NV	4.625%	2/26/55	6,281	5,110
	Martin Marietta Materials Inc.	4.250%	12/15/47	78	66
	Martin Marietta Materials Inc.	3.200%	7/15/51	8,550	5,728
	Martin Marietta Materials Inc.	5.500%	12/1/54	5,825	5,673
	Mosaic Co.	4.875%	11/15/41	2,560	2,314
	Mosaic Co.	5.625%	11/15/43	3,224	3,133
[1]	Newmont Corp.	5.875%	4/1/35	2,624	2,767
	Newmont Corp.	6.250%	10/1/39	4,499	4,864
	Newmont Corp.	4.875%	3/15/42	7,090	6,666

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newmont Corp.	5.450%	6/9/44	6,517	6,434
	Newmont Corp.	4.200%	5/13/50	3,740	3,106
	Nucor Corp.	6.400%	12/1/37	5,862	6,476
	Nucor Corp.	5.200%	8/1/43	4,506	4,476
	Nucor Corp.	4.400%	5/1/48	2,160	1,859
	Nucor Corp.	3.850%	4/1/52	4,171	3,241
	Nucor Corp.	2.979%	12/15/55	1,718	1,075
	Nutrien Ltd.	5.875%	12/1/36	6,548	6,827
	Nutrien Ltd.	5.625%	12/1/40	3,348	3,374
	Nutrien Ltd.	4.900%	6/1/43	6,500	5,964
	Nutrien Ltd.	5.250%	1/15/45	297	282
	Nutrien Ltd.	5.000%	4/1/49	5,331	4,879
	Nutrien Ltd.	3.950%	5/13/50	6,079	4,693
	Nutrien Ltd.	5.800%	3/27/53	6,436	6,525
	Packaging Corp. of America	4.050%	12/15/49	2,820	2,222
	Packaging Corp. of America	3.050%	10/1/51	4,593	3,021
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,263	2,390
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	9,437	9,315
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	9,889	6,196
	Rio Tinto Finance USA plc	4.125%	8/21/42	5,040	4,324
	Rio Tinto Finance USA plc	5.125%	3/9/53	4,673	4,443
	RPM International Inc.	5.250%	6/1/45	1,635	1,582
	RPM International Inc.	4.250%	1/15/48	1,520	1,296
	Sherwin-Williams Co.	4.000%	12/15/42	2,237	1,840
	Sherwin-Williams Co.	4.550%	8/1/45	2,800	2,461
	Sherwin-Williams Co.	4.500%	6/1/47	8,869	7,697
	Sherwin-Williams Co.	3.800%	8/15/49	3,910	2,984
	Sherwin-Williams Co.	3.300%	5/15/50	3,591	2,489
	Sherwin-Williams Co.	2.900%	3/15/52	603	382
[2]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,955	7,077
	Sonoco Products Co.	5.750%	11/1/40	4,025	4,048
	Southern Copper Corp.	7.500%	7/27/35	6,884	7,867
	Southern Copper Corp.	6.750%	4/16/40	7,401	8,065
	Southern Copper Corp.	5.250%	11/8/42	9,332	8,665
	Southern Copper Corp.	5.875%	4/23/45	10,327	10,161
	Steel Dynamics Inc.	3.250%	10/15/50	2,604	1,791
	Vale Overseas Ltd.	6.875%	11/21/36	6,251	6,853
	Vale Overseas Ltd.	6.875%	11/10/39	6,994	7,767
	Vale Overseas Ltd.	6.400%	6/28/54	10,515	10,612
	Vale SA	5.625%	9/11/42	2,856	2,824
	Vulcan Materials Co.	4.500%	6/15/47	1,222	1,056
	Vulcan Materials Co.	4.700%	3/1/48	2,730	2,434
	Vulcan Materials Co.	5.700%	12/1/54	8,850	8,898
	Westlake Corp.	2.875%	8/15/41	5,028	3,478
	Westlake Corp.	5.000%	8/15/46	876	788
	Westlake Corp.	4.375%	11/15/47	4,287	3,495
	Westlake Corp.	3.125%	8/15/51	6,212	3,987
	Westlake Corp.	3.375%	8/15/61	2,490	1,534
					515,384
Real Estate (1.4%)
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	2,650	2,690
	Alexandria Real Estate Equities Inc.	5.250%	5/15/36	4,126	4,088
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,586	1,404
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	308	237
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	9,058	5,728
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	10,309	7,251
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	1,345	1,236
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	5,329	5,241
	American Homes 4 Rent LP	5.250%	3/15/35	3,375	3,358
	American Homes 4 Rent LP	3.375%	7/15/51	1,815	1,239
	American Homes 4 Rent LP	4.300%	4/15/52	2,687	2,172
	American Tower Corp.	3.700%	10/15/49	4,443	3,322
	American Tower Corp.	3.100%	6/15/50	7,431	4,919
	American Tower Corp.	2.950%	1/15/51	7,307	4,704
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,315	1,066
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	1,368	1,145
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	1,315	1,136
	Camden Property Trust	3.350%	11/1/49	3,328	2,376
	Crown Castle Inc.	2.900%	4/1/41	5,485	3,947

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle Inc.	4.750%	5/15/47	114	100
Crown Castle Inc.	5.200%	2/15/49	3,461	3,186
Crown Castle Inc.	4.000%	11/15/49	2,467	1,903
Crown Castle Inc.	4.150%	7/1/50	4,072	3,207
Crown Castle Inc.	3.250%	1/15/51	7,258	4,874
Equinix Inc.	3.000%	7/15/50	4,012	2,599
Equinix Inc.	2.950%	9/15/51	3,967	2,522
Equinix Inc.	3.400%	2/15/52	2,948	2,051
ERP Operating LP	4.500%	7/1/44	5,104	4,528
ERP Operating LP	4.500%	6/1/45	2,759	2,405
ERP Operating LP	4.000%	8/1/47	1,312	1,057
Essex Portfolio LP	5.375%	4/1/35	2,550	2,580
Essex Portfolio LP	4.500%	3/15/48	2,612	2,232
Essex Portfolio LP	2.650%	9/1/50	450	269
Federal Realty OP LP	4.500%	12/1/44	3,892	3,385
GLP Capital LP	6.250%	9/15/54	3,810	3,873
Healthpeak OP LLC	6.750%	2/1/41	2,626	2,931
Host Hotels & Resorts LP	5.500%	4/15/35	5,195	5,155
Kilroy Realty LP	6.250%	1/15/36	2,705	2,714
Kimco Realty OP LLC	4.850%	3/1/35	8,119	7,863
Kimco Realty OP LLC	4.250%	4/1/45	1,202	1,006
Kimco Realty OP LLC	4.125%	12/1/46	813	660
Kimco Realty OP LLC	4.450%	9/1/47	525	446
Kimco Realty OP LLC	3.700%	10/1/49	2,172	1,625
Mid-America Apartments LP	4.950%	3/1/35	1,875	1,852
Mid-America Apartments LP	2.875%	9/15/51	3,135	2,024
NNN REIT Inc.	4.800%	10/15/48	1,226	1,069
NNN REIT Inc.	3.100%	4/15/50	957	623
NNN REIT Inc.	3.000%	4/15/52	9,019	5,672
Prologis LP	4.375%	9/15/48	2,572	2,193
Prologis LP	3.000%	4/15/50	6,175	4,118
Prologis LP	2.125%	10/15/50	5,723	3,133
Prologis LP	5.250%	6/15/53	5,618	5,467
Prologis LP	5.250%	3/15/54	3,952	3,845
Public Storage Operating Co.	5.350%	8/1/53	5,774	5,672
Realty Income Corp.	4.650%	3/15/47	3,323	2,960
Realty Income Corp.	5.375%	9/1/54	3,530	3,449
Regency Centers LP	4.400%	2/1/47	1,982	1,686
Regency Centers LP	4.650%	3/15/49	2,363	2,066
Simon Property Group LP	6.750%	2/1/40	4,247	4,845
Simon Property Group LP	4.750%	3/15/42	2,247	2,060
Simon Property Group LP	4.250%	10/1/44	146	123
Simon Property Group LP	4.250%	11/30/46	3,561	3,019
Simon Property Group LP	3.250%	9/13/49	13,144	9,123
Simon Property Group LP	3.800%	7/15/50	5,581	4,237
Simon Property Group LP	5.850%	3/8/53	1,434	1,482
Simon Property Group LP	6.650%	1/15/54	5,978	6,852
Ventas Realty LP	5.700%	9/30/43	3,879	3,892
Ventas Realty LP	4.375%	2/1/45	1,942	1,641
VICI Properties LP	5.625%	5/15/52	4,963	4,719
VICI Properties LP	6.125%	4/1/54	3,435	3,515
Welltower OP LLC	6.500%	3/15/41	2,762	3,050
Welltower OP LLC	4.950%	9/1/48	3,000	2,819
Weyerhaeuser Co.	4.000%	3/9/52	3,715	2,851
				220,487
Technology (8.6%)
Advanced Micro Devices Inc.	4.393%	6/1/52	3,544	3,058
Analog Devices Inc.	2.800%	10/1/41	2,247	1,647
Analog Devices Inc.	5.300%	12/15/45	874	871
Analog Devices Inc.	2.950%	10/1/51	7,945	5,259
Analog Devices Inc.	5.300%	4/1/54	5,365	5,295
Apple Inc.	4.500%	2/23/36	5,300	5,283
Apple Inc.	2.375%	2/8/41	11,324	8,018
Apple Inc.	3.850%	5/4/43	22,435	19,045
Apple Inc.	4.450%	5/6/44	5,791	5,419
Apple Inc.	3.450%	2/9/45	18,412	14,495
Apple Inc.	4.375%	5/13/45	12,194	11,012
Apple Inc.	4.650%	2/23/46	21,344	19,963
Apple Inc.	3.850%	8/4/46	15,338	12,654

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.250%	2/9/47	11,020	9,708
	Apple Inc.	3.750%	9/12/47	8,999	7,246
	Apple Inc.	3.750%	11/13/47	2,548	2,054
	Apple Inc.	2.950%	9/11/49	13,836	9,529
	Apple Inc.	2.650%	5/11/50	21,331	13,748
	Apple Inc.	2.400%	8/20/50	12,324	7,503
	Apple Inc.	2.650%	2/8/51	12,053	7,663
	Apple Inc.	2.700%	8/5/51	14,145	9,050
	Apple Inc.	3.950%	8/8/52	12,145	9,973
	Apple Inc.	4.850%	5/10/53	665	649
	Apple Inc.	2.550%	8/20/60	13,847	8,290
	Apple Inc.	2.800%	2/8/61	12,995	7,960
	Apple Inc.	2.850%	8/5/61	10,939	6,782
	Apple Inc.	4.100%	8/8/62	5,919	4,818
	Applied Materials Inc.	5.100%	10/1/35	3,555	3,621
	Applied Materials Inc.	5.850%	6/15/41	2,751	2,927
	Applied Materials Inc.	4.350%	4/1/47	6,823	5,946
	Applied Materials Inc.	2.750%	6/1/50	5,672	3,671
[2]	Broadcom Inc.	3.137%	11/15/35	13,106	10,921
[2]	Broadcom Inc.	3.187%	11/15/36	13,621	11,211
[2]	Broadcom Inc.	4.926%	5/15/37	19,751	19,172
[2]	Broadcom Inc.	3.500%	2/15/41	17,329	13,790
[2]	Broadcom Inc.	3.750%	2/15/51	19,676	14,988
	Cisco Systems Inc.	5.900%	2/15/39	18,368	19,828
	Cisco Systems Inc.	5.500%	1/15/40	5,481	5,668
	Cisco Systems Inc.	5.300%	2/26/54	14,363	14,367
	Cisco Systems Inc.	5.500%	2/24/55	3,534	3,625
	Cisco Systems Inc.	5.350%	2/26/64	7,665	7,569
	Corning Inc.	4.700%	3/15/37	2,055	1,952
	Corning Inc.	5.750%	8/15/40	200	205
	Corning Inc.	4.750%	3/15/42	3,395	3,094
	Corning Inc.	5.350%	11/15/48	3,525	3,406
	Corning Inc.	3.900%	11/15/49	1,434	1,113
	Corning Inc.	4.375%	11/15/57	2,541	2,065
	Corning Inc.	5.850%	11/15/68	2,152	2,152
	Corning Inc.	5.450%	11/15/79	7,372	6,929
	Dell Inc.	6.500%	4/15/38	316	339
	Dell International LLC	8.100%	7/15/36	7,996	9,646
	Dell International LLC	3.375%	12/15/41	7,973	6,028
	Dell International LLC	8.350%	7/15/46	2,919	3,777
	Dell International LLC	3.450%	12/15/51	5,519	3,836
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,359	1,746
	Fidelity National Information Services Inc.	4.500%	8/15/46	2,138	1,812
	Fiserv Inc.	4.400%	7/1/49	17,753	14,875
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	6,252	6,607
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	16,375	15,965
	HP Inc.	6.000%	9/15/41	8,343	8,556
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	2,342	2,260
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	9,980	9,487
	Intel Corp.	4.600%	3/25/40	5,952	5,198
	Intel Corp.	2.800%	8/12/41	6,051	4,051
	Intel Corp.	4.800%	10/1/41	5,051	4,391
	Intel Corp.	5.625%	2/10/43	5,786	5,544
	Intel Corp.	4.900%	7/29/45	7,510	6,455
	Intel Corp.	4.100%	5/19/46	14,170	10,787
	Intel Corp.	4.100%	5/11/47	10,436	7,902
	Intel Corp.	3.734%	12/8/47	8,935	6,333
	Intel Corp.	3.250%	11/15/49	18,052	11,600
	Intel Corp.	4.750%	3/25/50	10,589	8,739
	Intel Corp.	3.050%	8/12/51	14,259	8,672
	Intel Corp.	4.900%	8/5/52	10,905	9,162
	Intel Corp.	5.700%	2/10/53	11,288	10,628
	Intel Corp.	5.600%	2/21/54	7,101	6,619
	Intel Corp.	3.100%	2/15/60	11,856	6,738
	Intel Corp.	4.950%	3/25/60	4,314	3,592
	Intel Corp.	3.200%	8/12/61	5,220	3,038
	Intel Corp.	5.050%	8/5/62	8,106	6,775
	Intel Corp.	5.900%	2/10/63	4,919	4,712
	International Business Machines Corp.	4.150%	5/15/39	13,311	11,728
	International Business Machines Corp.	5.600%	11/30/39	5,759	5,897

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
International Business Machines Corp.	2.850%	5/15/40	8,017	5,912
International Business Machines Corp.	4.000%	6/20/42	8,014	6,683
International Business Machines Corp.	4.700%	2/19/46	3,108	2,782
International Business Machines Corp.	4.250%	5/15/49	20,713	17,142
International Business Machines Corp.	2.950%	5/15/50	7,624	4,963
International Business Machines Corp.	3.430%	2/9/52	8,333	5,864
International Business Machines Corp.	4.900%	7/27/52	4,686	4,245
International Business Machines Corp.	5.100%	2/6/53	2,855	2,663
International Business Machines Corp.	7.125%	12/1/96	645	814
Intuit Inc.	5.500%	9/15/53	8,310	8,405
Juniper Networks Inc.	5.950%	3/15/41	2,892	2,918
KLA Corp.	5.000%	3/15/49	4,009	3,788
KLA Corp.	3.300%	3/1/50	1,116	795
KLA Corp.	4.950%	7/15/52	9,976	9,326
KLA Corp.	5.250%	7/15/62	4,808	4,622
Kyndryl Holdings Inc.	4.100%	10/15/41	3,781	3,029
Lam Research Corp.	4.875%	3/15/49	4,227	3,911
Lam Research Corp.	2.875%	6/15/50	6,136	4,007
Lam Research Corp.	3.125%	6/15/60	4,185	2,661
Micron Technology Inc.	3.366%	11/1/41	3,272	2,463
Micron Technology Inc.	3.477%	11/1/51	3,945	2,732
Microsoft Corp.	4.200%	11/3/35	5,239	5,136
Microsoft Corp.	3.450%	8/8/36	15,341	13,751
Microsoft Corp.	4.100%	2/6/37	3,683	3,507
Microsoft Corp.	5.200%	6/1/39	5,324	5,607
Microsoft Corp.	4.500%	10/1/40	7,458	7,406
Microsoft Corp.	3.500%	11/15/42	6,182	5,164
Microsoft Corp.	3.750%	2/12/45	6,411	5,519
Microsoft Corp.	3.700%	8/8/46	13,075	10,727
Microsoft Corp.	4.250%	2/6/47	6,335	5,791
Microsoft Corp.	4.500%	6/15/47	7,542	6,948
Microsoft Corp.	2.525%	6/1/50	45,700	29,111
Microsoft Corp.	2.500%	9/15/50	17,071	10,726
Microsoft Corp.	2.921%	3/17/52	24,050	16,408
Microsoft Corp.	4.000%	2/12/55	4,594	3,832
Microsoft Corp.	3.950%	8/8/56	1,415	1,168
Microsoft Corp.	4.500%	2/6/57	9,986	9,220
Microsoft Corp.	2.675%	6/1/60	25,685	15,613
Microsoft Corp.	3.041%	3/17/62	15,016	9,894
Moody's Corp.	2.750%	8/19/41	2,092	1,487
Moody's Corp.	5.250%	7/15/44	6,948	6,792
Moody's Corp.	4.875%	12/17/48	3,266	2,999
Moody's Corp.	3.250%	5/20/50	1,192	829
Moody's Corp.	3.750%	2/25/52	3,018	2,313
Moody's Corp.	3.100%	11/29/61	2,065	1,298
Motorola Solutions Inc.	5.500%	9/1/44	2,442	2,396
NVIDIA Corp.	3.500%	4/1/40	5,512	4,664
NVIDIA Corp.	3.500%	4/1/50	17,789	13,683
NVIDIA Corp.	3.700%	4/1/60	3,575	2,743
NXP BV	3.250%	5/11/41	7,105	5,334
NXP BV	3.125%	2/15/42	3,157	2,304
NXP BV	3.250%	11/30/51	2,527	1,685
Oracle Corp.	3.900%	5/15/35	3,978	3,557
Oracle Corp.	5.500%	8/3/35	11,300	11,500
Oracle Corp.	3.850%	7/15/36	11,451	9,965
Oracle Corp.	3.800%	11/15/37	14,879	12,652
Oracle Corp.	6.500%	4/15/38	11,212	12,222
Oracle Corp.	6.125%	7/8/39	13,970	14,754
Oracle Corp.	3.600%	4/1/40	22,070	17,608
Oracle Corp.	5.375%	7/15/40	19,088	18,592
Oracle Corp.	3.650%	3/25/41	19,547	15,443
Oracle Corp.	4.500%	7/8/44	10,617	9,099
Oracle Corp.	4.125%	5/15/45	8,488	6,849
Oracle Corp.	4.000%	7/15/46	14,395	11,283
Oracle Corp.	4.000%	11/15/47	3,940	3,063
Oracle Corp.	3.600%	4/1/50	32,604	23,223
Oracle Corp.	3.950%	3/25/51	29,526	22,232
Oracle Corp.	6.900%	11/9/52	16,596	18,819
Oracle Corp.	5.550%	2/6/53	8,743	8,378
Oracle Corp.	5.375%	9/27/54	18,613	17,483

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.375%	5/15/55	1,527	1,215
	Oracle Corp.	6.000%	8/3/55	11,300	11,546
	Oracle Corp.	3.850%	4/1/60	21,336	15,008
	Oracle Corp.	4.100%	3/25/61	12,029	8,818
	Oracle Corp.	5.500%	9/27/64	9,228	8,603
	Oracle Corp.	6.125%	8/3/65	6,500	6,636
	QUALCOMM Inc.	4.650%	5/20/35	5,103	5,020
	QUALCOMM Inc.	4.800%	5/20/45	11,398	10,521
	QUALCOMM Inc.	4.300%	5/20/47	10,276	8,740
	QUALCOMM Inc.	3.250%	5/20/50	3,189	2,238
	QUALCOMM Inc.	4.500%	5/20/52	2,927	2,529
	QUALCOMM Inc.	6.000%	5/20/53	10,988	11,722
	Quanta Services Inc.	3.050%	10/1/41	3,684	2,616
	S&P Global Inc.	3.250%	12/1/49	5,087	3,622
	S&P Global Inc.	3.700%	3/1/52	7,271	5,613
	S&P Global Inc.	2.300%	8/15/60	6,694	3,476
	S&P Global Inc.	3.900%	3/1/62	2,645	2,018
	Salesforce Inc.	2.700%	7/15/41	9,377	6,795
	Salesforce Inc.	2.900%	7/15/51	9,766	6,420
	Salesforce Inc.	3.050%	7/15/61	6,881	4,330
	Texas Instruments Inc.	3.875%	3/15/39	9,210	8,167
	Texas Instruments Inc.	4.150%	5/15/48	9,171	7,696
	Texas Instruments Inc.	2.700%	9/15/51	3,862	2,428
	Texas Instruments Inc.	4.100%	8/16/52	3,432	2,815
	Texas Instruments Inc.	5.000%	3/14/53	4,614	4,362
	Texas Instruments Inc.	5.150%	2/8/54	1,546	1,497
	Texas Instruments Inc.	5.050%	5/18/63	8,490	7,935
	TSMC Arizona Corp.	3.125%	10/25/41	5,015	3,997
	TSMC Arizona Corp.	3.250%	10/25/51	5,667	4,271
	TSMC Arizona Corp.	4.500%	4/22/52	6,927	6,551
	Verisk Analytics Inc.	3.625%	5/15/50	3,434	2,512
					1,338,926
Utilities (13.3%)
	AEP Texas Inc.	3.800%	10/1/47	2,827	2,103
[1]	AEP Texas Inc.	4.150%	5/1/49	2,103	1,634
[1]	AEP Texas Inc.	3.450%	1/15/50	152	106
	AEP Texas Inc.	3.450%	5/15/51	2,618	1,799
	AEP Texas Inc.	5.250%	5/15/52	2,987	2,747
	AEP Transmission Co. LLC	4.000%	12/1/46	3,364	2,714
	AEP Transmission Co. LLC	3.750%	12/1/47	4,141	3,177
	AEP Transmission Co. LLC	4.250%	9/15/48	1,901	1,566
	AEP Transmission Co. LLC	3.800%	6/15/49	2,428	1,865
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	6,679	4,994
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	3,072	1,921
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	3,901	3,337
	AEP Transmission Co. LLC	5.400%	3/15/53	6,760	6,616
	Alabama Power Co.	6.125%	5/15/38	1,615	1,753
	Alabama Power Co.	6.000%	3/1/39	833	887
	Alabama Power Co.	3.850%	12/1/42	689	564
	Alabama Power Co.	4.150%	8/15/44	3,733	3,161
	Alabama Power Co.	3.750%	3/1/45	7,294	5,763
	Alabama Power Co.	4.300%	1/2/46	741	629
[1]	Alabama Power Co.	3.700%	12/1/47	5,696	4,340
[1]	Alabama Power Co.	4.300%	7/15/48	3,685	3,099
	Alabama Power Co.	3.450%	10/1/49	1,565	1,131
	Alabama Power Co.	3.125%	7/15/51	5,360	3,617
	Alabama Power Co.	3.000%	3/15/52	3,948	2,580
[3]	Ameren Corp.	5.375%	3/15/35	6,067	6,076
	Ameren Illinois Co.	4.150%	3/15/46	4,237	3,562
	Ameren Illinois Co.	3.700%	12/1/47	6,343	4,913
	Ameren Illinois Co.	4.500%	3/15/49	2,491	2,158
	Ameren Illinois Co.	3.250%	3/15/50	2,217	1,555
	Ameren Illinois Co.	2.900%	6/15/51	1,476	959
	Ameren Illinois Co.	5.900%	12/1/52	4,593	4,843
	Ameren Illinois Co.	5.550%	7/1/54	1,175	1,184
[3]	Ameren Illinois Co.	5.625%	3/1/55	2,195	2,235
	American Electric Power Co. Inc.	3.250%	3/1/50	4,804	3,187
	American Water Capital Corp.	6.593%	10/15/37	4,977	5,603
	American Water Capital Corp.	4.300%	12/1/42	4,194	3,664

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	4.300%	9/1/45	2,388	2,030
	American Water Capital Corp.	4.000%	12/1/46	2,102	1,676
	American Water Capital Corp.	3.750%	9/1/47	5,601	4,302
	American Water Capital Corp.	4.200%	9/1/48	5,058	4,146
	American Water Capital Corp.	4.150%	6/1/49	4,687	3,796
	American Water Capital Corp.	3.250%	6/1/51	3,826	2,628
	American Water Capital Corp.	5.450%	3/1/54	4,827	4,732
	Appalachian Power Co.	7.000%	4/1/38	5,203	5,785
	Appalachian Power Co.	4.400%	5/15/44	2,854	2,390
	Appalachian Power Co.	4.450%	6/1/45	3,146	2,620
[1]	Appalachian Power Co.	3.700%	5/1/50	5,523	3,957
	Arizona Public Service Co.	5.050%	9/1/41	2,120	1,975
	Arizona Public Service Co.	4.500%	4/1/42	2,845	2,471
	Arizona Public Service Co.	4.350%	11/15/45	3,461	2,889
	Arizona Public Service Co.	3.750%	5/15/46	5,307	4,047
	Arizona Public Service Co.	4.200%	8/15/48	1,677	1,354
	Arizona Public Service Co.	4.250%	3/1/49	1,410	1,141
	Arizona Public Service Co.	3.500%	12/1/49	2,364	1,658
	Arizona Public Service Co.	3.350%	5/15/50	2,329	1,618
	Arizona Public Service Co.	2.650%	9/15/50	1,335	803
	Atmos Energy Corp.	5.500%	6/15/41	4,109	4,220
	Atmos Energy Corp.	4.150%	1/15/43	2,602	2,233
	Atmos Energy Corp.	4.125%	10/15/44	6,073	5,095
	Atmos Energy Corp.	4.300%	10/1/48	2,751	2,314
	Atmos Energy Corp.	4.125%	3/15/49	5,421	4,385
	Atmos Energy Corp.	3.375%	9/15/49	1,272	912
	Atmos Energy Corp.	2.850%	2/15/52	4,948	3,158
	Atmos Energy Corp.	5.750%	10/15/52	1,336	1,375
	Atmos Energy Corp.	6.200%	11/15/53	6,336	6,977
	Atmos Energy Corp.	5.000%	12/15/54	5,474	5,041
	Avista Corp.	4.350%	6/1/48	2,716	2,305
	Avista Corp.	4.000%	4/1/52	2,750	2,099
	Baltimore Gas & Electric Co.	6.350%	10/1/36	266	290
	Baltimore Gas & Electric Co.	3.500%	8/15/46	4,268	3,170
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,136	875
	Baltimore Gas & Electric Co.	4.250%	9/15/48	3,041	2,495
	Baltimore Gas & Electric Co.	3.200%	9/15/49	5,677	3,849
	Baltimore Gas & Electric Co.	2.900%	6/15/50	3,575	2,296
	Baltimore Gas & Electric Co.	4.550%	6/1/52	4,309	3,685
	Baltimore Gas & Electric Co.	5.400%	6/1/53	1,038	1,009
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/54	5,199	5,220
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	15,681	16,744
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	346	365
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,266	6,989
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	10,362	9,033
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	7,381	5,662
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,608	4,729
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	7,690	6,234
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	10,356	6,459
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	4,505	3,808
	Black Hills Corp.	4.200%	9/15/46	2,809	2,296
	Black Hills Corp.	3.875%	10/15/49	2,758	2,080
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	2,925	2,914
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,027	819
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,049	2,709
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	162	129
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	4,746	3,938
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,382	2,180
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	14,054	9,931
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,828	1,651
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,755	1,701
	CenterPoint Energy Inc.	3.700%	9/1/49	1,922	1,417
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,172	2,248
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,248	3,488
	Cleco Corporate Holdings LLC	4.973%	5/1/46	2,459	2,141
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	2,326	2,404
	CMS Energy Corp.	4.875%	3/1/44	2,114	1,924
	CMS Energy Corp.	6.500%	6/1/55	1,835	1,819
	Commonwealth Edison Co.	5.900%	3/15/36	4,635	4,895
	Commonwealth Edison Co.	6.450%	1/15/38	457	507

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	3.800%	10/1/42	1,137	924
	Commonwealth Edison Co.	4.600%	8/15/43	756	679
	Commonwealth Edison Co.	4.700%	1/15/44	2,816	2,554
	Commonwealth Edison Co.	3.700%	3/1/45	572	448
	Commonwealth Edison Co.	4.350%	11/15/45	2,189	1,870
	Commonwealth Edison Co.	3.650%	6/15/46	7,213	5,520
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,762	2,141
	Commonwealth Edison Co.	4.000%	3/1/48	6,601	5,273
	Commonwealth Edison Co.	4.000%	3/1/49	415	329
[1]	Commonwealth Edison Co.	3.200%	11/15/49	2,578	1,761
	Commonwealth Edison Co.	3.000%	3/1/50	2,942	1,938
[1]	Commonwealth Edison Co.	3.125%	3/15/51	5,384	3,594
[1]	Commonwealth Edison Co.	2.750%	9/1/51	3,903	2,434
[1]	Commonwealth Edison Co.	3.850%	3/15/52	4,686	3,582
	Commonwealth Edison Co.	5.300%	2/1/53	8,305	8,005
	Commonwealth Edison Co.	5.650%	6/1/54	3,070	3,106
	Connecticut Light & Power Co.	4.300%	4/15/44	3,262	2,823
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	2,555	2,143
	Connecticut Light & Power Co.	4.000%	4/1/48	6,716	5,416
	Connecticut Light & Power Co.	5.250%	1/15/53	2,307	2,241
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	292	296
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	3,500	3,503
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	846	890
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	394	427
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	790	865
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,009	2,276
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	2,273	2,295
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	776	795
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	168	143
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,491	6,151
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,255	9,770
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,803	6,773
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,907	1,498
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,413	1,878
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,555	2,238
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,560	1,247
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	5,193	4,112
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	5,096	3,430
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	5,831	6,222
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	8,455	8,768
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	7,490	7,593
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,856	7,635
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	1,150	1,131
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,114	3,299
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,228	7,628
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	3,468	2,460
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	4,881	2,952
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	3,901	2,722
	Constellation Energy Generation LLC	6.250%	10/1/39	6,020	6,362
	Constellation Energy Generation LLC	5.750%	10/1/41	2,402	2,387
	Constellation Energy Generation LLC	5.600%	6/15/42	5,895	5,769
	Constellation Energy Generation LLC	6.500%	10/1/53	6,619	7,129
	Constellation Energy Generation LLC	5.750%	3/15/54	6,600	6,493
	Consumers Energy Co.	3.950%	5/15/43	267	222
	Consumers Energy Co.	3.250%	8/15/46	4,757	3,545
	Consumers Energy Co.	3.950%	7/15/47	3,042	2,474
	Consumers Energy Co.	4.050%	5/15/48	2,110	1,743
	Consumers Energy Co.	4.350%	4/15/49	4,236	3,645
	Consumers Energy Co.	3.750%	2/15/50	2,534	1,977
	Consumers Energy Co.	3.100%	8/15/50	7,358	5,125
	Consumers Energy Co.	3.500%	8/1/51	2,385	1,784
	Consumers Energy Co.	2.650%	8/15/52	2,011	1,267
	Consumers Energy Co.	4.200%	9/1/52	4,451	3,698
	Consumers Energy Co.	2.500%	5/1/60	4,305	2,411
	Dayton Power & Light Co.	3.950%	6/15/49	622	472
[1]	Dominion Energy Inc.	5.950%	6/15/35	3,709	3,905
	Dominion Energy Inc.	7.000%	6/15/38	141	160
[1]	Dominion Energy Inc.	3.300%	4/15/41	5,545	4,182
[1]	Dominion Energy Inc.	4.900%	8/1/41	7,401	6,746
[1]	Dominion Energy Inc.	4.050%	9/15/42	4,445	3,596

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	4.700%	12/1/44	704	613
[1]	Dominion Energy Inc.	4.600%	3/15/49	1,602	1,345
[1]	Dominion Energy Inc.	4.850%	8/15/52	8,307	7,258
	Dominion Energy Inc.	6.625%	5/15/55	5,750	5,817
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	912	980
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,168	2,165
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,467	1,327
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	2,832	2,545
[1]	DTE Electric Co.	4.000%	4/1/43	2,220	1,859
	DTE Electric Co.	4.300%	7/1/44	3,126	2,706
	DTE Electric Co.	3.700%	3/15/45	5,290	4,181
	DTE Electric Co.	3.750%	8/15/47	888	695
[1]	DTE Electric Co.	4.050%	5/15/48	3,416	2,824
	DTE Electric Co.	3.950%	3/1/49	4,426	3,568
	DTE Electric Co.	2.950%	3/1/50	5,005	3,363
[1]	DTE Electric Co.	3.250%	4/1/51	673	476
[1]	DTE Electric Co.	3.650%	3/1/52	2,890	2,184
	DTE Electric Co.	5.400%	4/1/53	4,304	4,312
	Duke Energy Carolinas LLC	5.250%	3/15/35	4,550	4,623
	Duke Energy Carolinas LLC	6.100%	6/1/37	828	882
	Duke Energy Carolinas LLC	6.000%	1/15/38	4,704	5,021
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,039	2,194
	Duke Energy Carolinas LLC	5.300%	2/15/40	7,552	7,552
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,809	5,035
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,755	5,613
	Duke Energy Carolinas LLC	3.750%	6/1/45	3,364	2,652
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,656	2,123
	Duke Energy Carolinas LLC	3.700%	12/1/47	2,335	1,788
	Duke Energy Carolinas LLC	3.950%	3/15/48	4,192	3,315
	Duke Energy Carolinas LLC	3.200%	8/15/49	6,135	4,214
	Duke Energy Carolinas LLC	3.450%	4/15/51	2,514	1,804
	Duke Energy Carolinas LLC	5.350%	1/15/53	6,608	6,433
	Duke Energy Carolinas LLC	5.400%	1/15/54	6,890	6,753
	Duke Energy Corp.	3.300%	6/15/41	2,064	1,553
	Duke Energy Corp.	4.800%	12/15/45	5,659	4,990
	Duke Energy Corp.	3.750%	9/1/46	3,609	2,725
	Duke Energy Corp.	3.950%	8/15/47	5,654	4,315
	Duke Energy Corp.	4.200%	6/15/49	4,727	3,752
	Duke Energy Corp.	3.500%	6/15/51	11,339	7,873
	Duke Energy Corp.	5.000%	8/15/52	7,271	6,486
	Duke Energy Corp.	5.800%	6/15/54	10,504	10,466
	Duke Energy Florida LLC	6.350%	9/15/37	5,141	5,608
	Duke Energy Florida LLC	6.400%	6/15/38	8,376	9,263
	Duke Energy Florida LLC	5.650%	4/1/40	303	314
	Duke Energy Florida LLC	3.850%	11/15/42	2,432	1,973
	Duke Energy Florida LLC	3.400%	10/1/46	4,958	3,647
	Duke Energy Florida LLC	4.200%	7/15/48	2,796	2,309
	Duke Energy Florida LLC	3.000%	12/15/51	1,924	1,256
	Duke Energy Florida LLC	5.950%	11/15/52	492	509
	Duke Energy Florida LLC	6.200%	11/15/53	5,100	5,494
	Duke Energy Indiana LLC	6.350%	8/15/38	1,006	1,102
	Duke Energy Indiana LLC	6.450%	4/1/39	819	904
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,715	1,591
	Duke Energy Indiana LLC	3.750%	5/15/46	2,424	1,862
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	3,298	2,268
	Duke Energy Indiana LLC	2.750%	4/1/50	3,234	2,042
	Duke Energy Indiana LLC	5.400%	4/1/53	3,858	3,722
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,100	841
	Duke Energy Ohio Inc.	4.300%	2/1/49	3,158	2,596
	Duke Energy Ohio Inc.	5.650%	4/1/53	289	289
	Duke Energy Ohio Inc.	5.550%	3/15/54	1,370	1,351
	Duke Energy Progress LLC	6.300%	4/1/38	1,544	1,683
	Duke Energy Progress LLC	4.100%	5/15/42	4,735	3,987
	Duke Energy Progress LLC	4.100%	3/15/43	3,239	2,715
	Duke Energy Progress LLC	4.375%	3/30/44	3,771	3,283
	Duke Energy Progress LLC	4.150%	12/1/44	3,172	2,645
	Duke Energy Progress LLC	4.200%	8/15/45	4,734	3,969
	Duke Energy Progress LLC	3.700%	10/15/46	4,281	3,271
	Duke Energy Progress LLC	3.600%	9/15/47	2,482	1,862
	Duke Energy Progress LLC	2.500%	8/15/50	3,386	2,020

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	2.900%	8/15/51	2,497	1,604
	Duke Energy Progress LLC	4.000%	4/1/52	3,919	3,109
	Duke Energy Progress LLC	5.350%	3/15/53	7,134	6,901
	El Paso Electric Co.	6.000%	5/15/35	4,325	4,443
	El Paso Electric Co.	5.000%	12/1/44	641	565
	Emera US Finance LP	4.750%	6/15/46	8,199	6,993
	Entergy Arkansas LLC	4.200%	4/1/49	4,571	3,726
	Entergy Arkansas LLC	2.650%	6/15/51	4,812	2,914
	Entergy Arkansas LLC	3.350%	6/15/52	1,700	1,177
	Entergy Arkansas LLC	5.750%	6/1/54	1,180	1,201
	Entergy Corp.	3.750%	6/15/50	2,780	2,032
	Entergy Louisiana LLC	3.100%	6/15/41	3,631	2,695
	Entergy Louisiana LLC	4.200%	9/1/48	5,186	4,212
	Entergy Louisiana LLC	4.200%	4/1/50	4,491	3,635
	Entergy Louisiana LLC	2.900%	3/15/51	4,225	2,690
	Entergy Louisiana LLC	4.750%	9/15/52	2,919	2,598
	Entergy Louisiana LLC	5.700%	3/15/54	5,570	5,624
	Entergy Louisiana LLC	5.800%	3/15/55	5,100	5,200
	Entergy Mississippi LLC	3.850%	6/1/49	2,280	1,754
	Entergy Mississippi LLC	3.500%	6/1/51	2,743	1,964
	Entergy Mississippi LLC	5.850%	6/1/54	1,325	1,360
	Entergy Texas Inc.	5.250%	4/15/35	4,825	4,860
	Entergy Texas Inc.	4.500%	3/30/39	2,578	2,364
	Entergy Texas Inc.	3.550%	9/30/49	1,719	1,246
	Entergy Texas Inc.	5.000%	9/15/52	1,813	1,651
	Entergy Texas Inc.	5.800%	9/1/53	2,737	2,802
	Entergy Texas Inc.	5.550%	9/15/54	1,895	1,865
	Essential Utilities Inc.	4.276%	5/1/49	3,370	2,716
	Essential Utilities Inc.	3.351%	4/15/50	4,199	2,866
	Essential Utilities Inc.	5.300%	5/1/52	4,220	3,957
	Evergy Kansas Central Inc.	4.125%	3/1/42	3,744	3,182
	Evergy Kansas Central Inc.	4.100%	4/1/43	3,018	2,522
	Evergy Kansas Central Inc.	4.250%	12/1/45	2,167	1,816
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,514	1,043
	Evergy Kansas Central Inc.	3.450%	4/15/50	1,594	1,136
	Evergy Kansas Central Inc.	5.700%	3/15/53	2,212	2,247
	Evergy Metro Inc.	5.300%	10/1/41	479	468
	Evergy Metro Inc.	4.200%	6/15/47	1,523	1,250
	Evergy Metro Inc.	4.200%	3/15/48	1,613	1,324
[1]	Evergy Metro Inc.	4.125%	4/1/49	4,566	3,669
	Eversource Energy	3.450%	1/15/50	4,651	3,285
[1]	Exelon Corp.	4.950%	6/15/35	2,347	2,263
	Exelon Corp.	5.625%	6/15/35	7,140	7,283
	Exelon Corp.	5.100%	6/15/45	6,888	6,341
	Exelon Corp.	4.450%	4/15/46	1,745	1,465
	Exelon Corp.	4.700%	4/15/50	5,698	4,874
	Exelon Corp.	4.100%	3/15/52	1,323	1,028
	Exelon Corp.	5.600%	3/15/53	9,639	9,415
	Exelon Corp.	5.875%	3/15/55	1,835	1,854
	Exelon Corp.	6.500%	3/15/55	2,770	2,773
[1]	FirstEnergy Corp.	4.850%	7/15/47	4,945	4,325
[1]	FirstEnergy Corp.	3.400%	3/1/50	5,915	4,076
	Florida Power & Light Co.	4.950%	6/1/35	1,845	1,837
	Florida Power & Light Co.	5.650%	2/1/37	625	655
	Florida Power & Light Co.	5.950%	2/1/38	1,539	1,649
	Florida Power & Light Co.	5.960%	4/1/39	2,668	2,862
	Florida Power & Light Co.	5.690%	3/1/40	4,357	4,555
	Florida Power & Light Co.	5.250%	2/1/41	633	627
	Florida Power & Light Co.	4.125%	2/1/42	6,726	5,764
	Florida Power & Light Co.	4.050%	6/1/42	6,023	5,110
	Florida Power & Light Co.	3.800%	12/15/42	540	442
	Florida Power & Light Co.	4.050%	10/1/44	4,668	3,913
	Florida Power & Light Co.	3.700%	12/1/47	4,780	3,716
	Florida Power & Light Co.	3.950%	3/1/48	6,880	5,537
	Florida Power & Light Co.	4.125%	6/1/48	1,929	1,592
	Florida Power & Light Co.	3.990%	3/1/49	5,482	4,426
	Florida Power & Light Co.	3.150%	10/1/49	3,267	2,262
	Florida Power & Light Co.	2.875%	12/4/51	8,561	5,538
	Florida Power & Light Co.	5.300%	4/1/53	5,335	5,225
	Florida Power & Light Co.	5.600%	6/15/54	3,880	3,970

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.700%	3/15/55	6,185	6,408
	Florida Power & Light Co.	5.800%	3/15/65	5,430	5,638
[3]	Georgia Power Co.	5.200%	3/15/35	5,163	5,191
[1]	Georgia Power Co.	4.750%	9/1/40	3,445	3,225
	Georgia Power Co.	4.300%	3/15/42	5,751	4,987
	Georgia Power Co.	4.300%	3/15/43	4,487	3,873
[1]	Georgia Power Co.	3.700%	1/30/50	6,733	5,088
[1]	Georgia Power Co.	3.250%	3/15/51	8,600	5,950
	Georgia Power Co.	5.125%	5/15/52	2,623	2,474
	Iberdrola International BV	6.750%	7/15/36	6,530	7,365
[1]	Idaho Power Co.	4.200%	3/1/48	5,967	4,921
[1]	Idaho Power Co.	5.500%	3/15/53	652	645
[1]	Idaho Power Co.	5.800%	4/1/54	1,945	2,005
	Indiana Michigan Power Co.	6.050%	3/15/37	2,140	2,265
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,901	1,647
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	1,646	1,250
	Indiana Michigan Power Co.	4.250%	8/15/48	383	313
	Indiana Michigan Power Co.	3.250%	5/1/51	2,717	1,855
	Indiana Michigan Power Co.	5.625%	4/1/53	3,787	3,777
	Interstate Power & Light Co.	6.250%	7/15/39	2,960	3,202
	Interstate Power & Light Co.	3.700%	9/15/46	1,976	1,510
	Interstate Power & Light Co.	3.500%	9/30/49	2,288	1,661
	Interstate Power & Light Co.	3.100%	11/30/51	1,192	784
	Interstate Power & Light Co.	5.450%	9/30/54	2,800	2,736
	ITC Holdings Corp.	5.300%	7/1/43	1,078	1,028
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	4,805	4,753
	Kentucky Utilities Co.	5.125%	11/1/40	4,844	4,709
	Kentucky Utilities Co.	3.300%	6/1/50	7,111	4,934
	Louisville Gas & Electric Co.	4.250%	4/1/49	25	20
[1]	MidAmerican Energy Co.	5.750%	11/1/35	1,407	1,495
[1]	MidAmerican Energy Co.	5.800%	10/15/36	3,791	3,991
	MidAmerican Energy Co.	4.800%	9/15/43	3,733	3,460
	MidAmerican Energy Co.	4.400%	10/15/44	4,447	3,905
	MidAmerican Energy Co.	4.250%	5/1/46	1,576	1,333
	MidAmerican Energy Co.	3.650%	8/1/48	5,192	3,960
	MidAmerican Energy Co.	4.250%	7/15/49	10,826	9,004
	MidAmerican Energy Co.	3.150%	4/15/50	3,863	2,645
	MidAmerican Energy Co.	2.700%	8/1/52	356	220
	MidAmerican Energy Co.	5.850%	9/15/54	9,048	9,453
	MidAmerican Energy Co.	5.300%	2/1/55	3,042	2,943
[1]	Mississippi Power Co.	4.250%	3/15/42	1,703	1,459
[1]	Mississippi Power Co.	3.100%	7/30/51	504	340
	National Fuel Gas Co.	5.950%	3/15/35	930	952
	National Grid USA	5.803%	4/1/35	6,655	6,837
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	3,497	2,948
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	3,977	3,318
[1]	Nevada Power Co.	6.650%	4/1/36	384	424
[1]	Nevada Power Co.	6.750%	7/1/37	316	354
[1]	Nevada Power Co.	3.125%	8/1/50	2,726	1,803
[1]	Nevada Power Co.	5.900%	5/1/53	612	626
	Nevada Power Co.	6.000%	3/15/54	4,505	4,713
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	6,750	6,829
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	3,128	1,992
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	6,430	6,029
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	4,296	4,181
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	7,100	7,239
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/55	6,510	6,595
	NiSource Inc.	5.950%	6/15/41	3,600	3,731
	NiSource Inc.	5.250%	2/15/43	4,189	4,005
	NiSource Inc.	4.800%	2/15/44	5,048	4,572
	NiSource Inc.	5.650%	2/1/45	797	799
	NiSource Inc.	4.375%	5/15/47	6,786	5,690
	NiSource Inc.	3.950%	3/30/48	4,319	3,392
	NiSource Inc.	5.000%	6/15/52	3,815	3,475
	NiSource Inc.	6.375%	3/31/55	2,004	2,001
	Northern States Power Co.	6.250%	6/1/36	572	637
	Northern States Power Co.	6.200%	7/1/37	435	479
	Northern States Power Co.	5.350%	11/1/39	3,303	3,356
	Northern States Power Co.	3.400%	8/15/42	5,130	3,993
	Northern States Power Co.	4.125%	5/15/44	3,058	2,588

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	4.000%	8/15/45	2,614	2,154
	Northern States Power Co.	3.600%	5/15/46	2,425	1,862
	Northern States Power Co.	3.600%	9/15/47	3,603	2,755
	Northern States Power Co.	2.900%	3/1/50	3,463	2,275
	Northern States Power Co.	2.600%	6/1/51	2,964	1,800
	Northern States Power Co.	3.200%	4/1/52	2,655	1,816
	Northern States Power Co.	4.500%	6/1/52	6,084	5,235
	Northern States Power Co.	5.100%	5/15/53	6,026	5,725
	Northern States Power Co.	5.400%	3/15/54	4,865	4,817
	Northern States Power Co.	5.650%	6/15/54	3,135	3,223
	NorthWestern Corp.	4.176%	11/15/44	2,004	1,683
	NSTAR Electric Co.	5.500%	3/15/40	2,957	2,975
	NSTAR Electric Co.	4.400%	3/1/44	1,843	1,593
	NSTAR Electric Co.	4.550%	6/1/52	1,410	1,213
	NSTAR Electric Co.	4.950%	9/15/52	3,501	3,237
	Oglethorpe Power Corp.	5.950%	11/1/39	535	555
	Oglethorpe Power Corp.	5.375%	11/1/40	4,354	4,266
	Oglethorpe Power Corp.	4.500%	4/1/47	3,623	3,064
	Oglethorpe Power Corp.	5.050%	10/1/48	3,345	3,028
	Oglethorpe Power Corp.	3.750%	8/1/50	2,498	1,805
	Oglethorpe Power Corp.	5.250%	9/1/50	1,962	1,820
	Oglethorpe Power Corp.	6.200%	12/1/53	2,266	2,382
[2]	Oglethorpe Power Corp.	5.800%	6/1/54	2,588	2,608
[2]	Oglethorpe Power Corp.	5.900%	2/1/55	3,950	4,033
	Ohio Edison Co.	6.875%	7/15/36	1,490	1,678
	Ohio Power Co.	4.150%	4/1/48	239	191
	Ohio Power Co.	4.000%	6/1/49	999	772
[1]	Ohio Power Co.	2.900%	10/1/51	5,879	3,652
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,835	1,490
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	2,124	1,652
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	4,768	4,772
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	142	169
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,325	5,245
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,931	3,538
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,144	2,108
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,182	5,640
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	626	486
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	5,301	4,271
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	3,230	2,468
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,610	1,082
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,347	1,744
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	4,270	2,584
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	2,130	1,833
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	6,406	5,819
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	2,528	2,430
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	4,527	4,487
	ONE Gas Inc.	4.658%	2/1/44	2,819	2,545
	ONE Gas Inc.	4.500%	11/1/48	2,555	2,173
	Pacific Gas & Electric Co.	4.500%	7/1/40	13,101	11,349
	Pacific Gas & Electric Co.	3.300%	8/1/40	8,443	6,312
	Pacific Gas & Electric Co.	4.200%	6/1/41	165	134
	Pacific Gas & Electric Co.	4.450%	4/15/42	361	303
	Pacific Gas & Electric Co.	3.750%	8/15/42	539	412
	Pacific Gas & Electric Co.	4.600%	6/15/43	213	180
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,010	863
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,102	879
	Pacific Gas & Electric Co.	4.250%	3/15/46	740	586
	Pacific Gas & Electric Co.	4.000%	12/1/46	163	124
	Pacific Gas & Electric Co.	3.950%	12/1/47	5,845	4,385
	Pacific Gas & Electric Co.	4.950%	7/1/50	21,935	18,893
	Pacific Gas & Electric Co.	3.500%	8/1/50	18,018	12,385
	Pacific Gas & Electric Co.	5.250%	3/1/52	6,952	6,220
	Pacific Gas & Electric Co.	6.750%	1/15/53	15,538	16,758
	Pacific Gas & Electric Co.	6.700%	4/1/53	6,540	7,050
	Pacific Gas & Electric Co.	5.900%	10/1/54	6,145	6,014
	Pacific Gas & Electric Co.	6.150%	3/1/55	4,675	4,738
	PacifiCorp	5.250%	6/15/35	221	221
	PacifiCorp	6.100%	8/1/36	1,788	1,882
	PacifiCorp	5.750%	4/1/37	6,890	7,007
	PacifiCorp	6.250%	10/15/37	3,635	3,836

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	6.350%	7/15/38	2,215	2,339
	PacifiCorp	6.000%	1/15/39	3,577	3,702
	PacifiCorp	4.100%	2/1/42	1,969	1,617
	PacifiCorp	4.125%	1/15/49	5,802	4,572
	PacifiCorp	4.150%	2/15/50	5,220	4,100
	PacifiCorp	3.300%	3/15/51	2,256	1,505
	PacifiCorp	2.900%	6/15/52	5,091	3,100
	PacifiCorp	5.350%	12/1/53	6,102	5,691
	PacifiCorp	5.500%	5/15/54	6,353	6,047
	PacifiCorp	5.800%	1/15/55	10,586	10,508
	PECO Energy Co.	5.950%	10/1/36	1,726	1,862
	PECO Energy Co.	4.150%	10/1/44	975	825
	PECO Energy Co.	3.700%	9/15/47	4,252	3,281
	PECO Energy Co.	3.900%	3/1/48	2,577	2,039
	PECO Energy Co.	3.000%	9/15/49	3,424	2,314
	PECO Energy Co.	2.800%	6/15/50	435	279
	PECO Energy Co.	3.050%	3/15/51	2,080	1,387
	PECO Energy Co.	2.850%	9/15/51	1,878	1,202
	PECO Energy Co.	4.600%	5/15/52	4,086	3,576
	PECO Energy Co.	4.375%	8/15/52	3,601	3,047
	PECO Energy Co.	5.250%	9/15/54	3,860	3,728
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	797	709
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,573	1,169
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	2,094	1,430
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	3,315	2,970
	Potomac Electric Power Co.	6.500%	11/15/37	1,428	1,599
	Potomac Electric Power Co.	4.150%	3/15/43	5,496	4,670
	Potomac Electric Power Co.	5.500%	3/15/54	330	329
	PPL Electric Utilities Corp.	6.250%	5/15/39	4,398	4,905
	PPL Electric Utilities Corp.	4.750%	7/15/43	1,054	979
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,389	1,185
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,634	1,391
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,560	1,276
	PPL Electric Utilities Corp.	4.150%	6/15/48	4,284	3,586
	PPL Electric Utilities Corp.	3.000%	10/1/49	3,745	2,535
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,986	5,867
	Progress Energy Inc.	6.000%	12/1/39	6,254	6,478
[1]	Public Service Co. of Colorado	6.250%	9/1/37	3,787	4,117
	Public Service Co. of Colorado	6.500%	8/1/38	722	795
	Public Service Co. of Colorado	3.600%	9/15/42	408	320
	Public Service Co. of Colorado	4.300%	3/15/44	3,014	2,557
	Public Service Co. of Colorado	3.800%	6/15/47	4,966	3,816
	Public Service Co. of Colorado	4.100%	6/15/48	3,864	3,085
	Public Service Co. of Colorado	4.050%	9/15/49	170	135
[1]	Public Service Co. of Colorado	3.200%	3/1/50	1,609	1,093
[1]	Public Service Co. of Colorado	2.700%	1/15/51	788	485
[1]	Public Service Co. of Colorado	4.500%	6/1/52	4,196	3,566
	Public Service Co. of Colorado	5.250%	4/1/53	9,814	9,260
	Public Service Co. of Colorado	5.750%	5/15/54	8,017	8,156
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,322	1,743
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,864	1,778
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	1,535	1,015
[1,3]	Public Service Electric & Gas Co.	5.050%	3/1/35	850	855
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,881	1,993
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,861	1,901
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	68	57
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	33	26
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	4,061	3,318
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	4,085	3,258
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,458	2,633
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	3,069	2,518
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	407	324
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	669	468
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	1,152	798
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	3,337	2,111
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,885	3,169
[1]	Public Service Electric & Gas Co.	3.000%	3/1/51	2,355	1,567
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	415	395
	Public Service Electric & Gas Co.	5.450%	8/1/53	3,727	3,717
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	4,547	4,519

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric & Gas Co.	5.300%	8/1/54	5,879	5,702
[1,3]	Public Service Electric & Gas Co.	5.500%	3/1/55	1,713	1,726
	Puget Sound Energy Inc.	6.274%	3/15/37	3,375	3,653
	Puget Sound Energy Inc.	5.757%	10/1/39	494	512
	Puget Sound Energy Inc.	5.795%	3/15/40	861	884
	Puget Sound Energy Inc.	5.638%	4/15/41	1,498	1,505
	Puget Sound Energy Inc.	4.300%	5/20/45	511	426
	Puget Sound Energy Inc.	4.223%	6/15/48	4,900	4,032
	Puget Sound Energy Inc.	3.250%	9/15/49	3,485	2,405
	Puget Sound Energy Inc.	2.893%	9/15/51	4,625	2,905
	Puget Sound Energy Inc.	5.448%	6/1/53	3,832	3,760
	Puget Sound Energy Inc.	5.685%	6/15/54	3,676	3,717
	San Diego Gas & Electric Co.	6.000%	6/1/39	2,470	2,590
	San Diego Gas & Electric Co.	4.500%	8/15/40	4,091	3,700
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	740	566
	San Diego Gas & Electric Co.	4.150%	5/15/48	2,973	2,417
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,909	1,516
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	3,306	2,307
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	5,242	3,370
	San Diego Gas & Electric Co.	3.700%	3/15/52	3,369	2,480
	San Diego Gas & Electric Co.	5.350%	4/1/53	5,145	4,906
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,843	3,795
	Sempra	3.800%	2/1/38	7,981	6,598
	Sempra	6.000%	10/15/39	5,437	5,538
	Sempra	4.000%	2/1/48	6,959	5,229
	Sempra	6.550%	4/1/55	3,350	3,249
	Sierra Pacific Power Co.	5.900%	3/15/54	701	723
	Southern California Edison Co.	5.450%	3/1/35	5,380	5,347
[1]	Southern California Edison Co.	5.750%	4/1/35	1,163	1,176
[1]	Southern California Edison Co.	5.350%	7/15/35	2,997	2,958
	Southern California Edison Co.	5.625%	2/1/36	1,456	1,454
[1]	Southern California Edison Co.	5.550%	1/15/37	1,509	1,478
[1]	Southern California Edison Co.	5.950%	2/1/38	3,521	3,573
	Southern California Edison Co.	6.050%	3/15/39	379	385
	Southern California Edison Co.	5.500%	3/15/40	816	782
	Southern California Edison Co.	4.500%	9/1/40	3,779	3,280
	Southern California Edison Co.	4.050%	3/15/42	4,542	3,636
[1]	Southern California Edison Co.	3.900%	3/15/43	302	235
	Southern California Edison Co.	4.650%	10/1/43	8,525	7,288
[1]	Southern California Edison Co.	3.600%	2/1/45	4,062	2,977
	Southern California Edison Co.	4.000%	4/1/47	16,610	12,668
[1]	Southern California Edison Co.	4.125%	3/1/48	11,297	8,671
[1]	Southern California Edison Co.	4.875%	3/1/49	7,673	6,575
	Southern California Edison Co.	3.650%	2/1/50	7,505	5,321
[1]	Southern California Edison Co.	2.950%	2/1/51	3,583	2,224
[1]	Southern California Edison Co.	3.650%	6/1/51	30	21
	Southern California Edison Co.	3.450%	2/1/52	2,963	1,998
[1]	Southern California Edison Co.	5.450%	6/1/52	1,104	1,021
	Southern California Edison Co.	5.700%	3/1/53	5,163	4,936
	Southern California Edison Co.	5.875%	12/1/53	5,522	5,408
	Southern California Edison Co.	5.750%	4/15/54	1,625	1,563
	Southern California Edison Co.	5.900%	3/1/55	3,050	3,025
	Southern California Gas Co.	5.125%	11/15/40	2,185	2,114
	Southern California Gas Co.	3.750%	9/15/42	700	553
[1]	Southern California Gas Co.	4.125%	6/1/48	6,074	4,910
[1]	Southern California Gas Co.	4.300%	1/15/49	400	327
[1]	Southern California Gas Co.	3.950%	2/15/50	2,445	1,881
	Southern California Gas Co.	6.350%	11/15/52	4,703	5,058
	Southern California Gas Co.	5.750%	6/1/53	2,555	2,564
	Southern California Gas Co.	5.600%	4/1/54	3,629	3,569
	Southern Co.	4.850%	3/15/35	7,175	6,950
	Southern Co.	4.250%	7/1/36	9,139	8,331
	Southern Co.	4.400%	7/1/46	16,130	13,562
[1]	Southern Co.	6.375%	3/15/55	3,639	3,679
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,238	2,292
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	201	174
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,093	4,787
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	3,956	3,298
[1]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	1,254	825
	Southern Power Co.	5.150%	9/15/41	2,367	2,266

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Power Co.	5.250%	7/15/43	976	922
[1]	Southern Power Co.	4.950%	12/15/46	343	308
	Southwest Gas Corp.	3.800%	9/29/46	1,388	1,059
	Southwest Gas Corp.	4.150%	6/1/49	1,988	1,565
	Southwestern Electric Power Co.	6.200%	3/15/40	1,355	1,446
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	3,675	2,840
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	4,454	3,324
	Southwestern Electric Power Co.	3.250%	11/1/51	5,658	3,750
	Southwestern Public Service Co.	4.500%	8/15/41	684	604
	Southwestern Public Service Co.	3.400%	8/15/46	1,982	1,426
	Southwestern Public Service Co.	3.700%	8/15/47	484	360
[1]	Southwestern Public Service Co.	4.400%	11/15/48	2,154	1,782
	Southwestern Public Service Co.	3.750%	6/15/49	1,052	786
[1]	Southwestern Public Service Co.	3.150%	5/1/50	659	439
	Southwestern Public Service Co.	6.000%	6/1/54	4,265	4,412
	Spire Missouri Inc.	3.300%	6/1/51	1,366	958
	Tampa Electric Co.	4.100%	6/15/42	2,038	1,714
	Tampa Electric Co.	4.300%	6/15/48	1,458	1,205
	Tampa Electric Co.	4.450%	6/15/49	7,411	6,343
	Tampa Electric Co.	3.625%	6/15/50	2,039	1,508
	Tampa Electric Co.	3.450%	3/15/51	1,109	787
	Tampa Electric Co.	5.000%	7/15/52	2,230	2,059
	Toledo Edison Co.	6.150%	5/15/37	2,029	2,185
	Tucson Electric Power Co.	4.850%	12/1/48	703	627
	Tucson Electric Power Co.	4.000%	6/15/50	2,802	2,193
	Tucson Electric Power Co.	3.250%	5/1/51	1,575	1,072
	Tucson Electric Power Co.	5.500%	4/15/53	2,485	2,441
	Tucson Electric Power Co.	5.900%	4/15/55	1,974	2,020
	Union Electric Co.	5.300%	8/1/37	2,188	2,228
	Union Electric Co.	3.900%	9/15/42	2,838	2,338
	Union Electric Co.	3.650%	4/15/45	1,305	1,017
	Union Electric Co.	4.000%	4/1/48	3,031	2,422
	Union Electric Co.	3.250%	10/1/49	5,435	3,822
	Union Electric Co.	2.625%	3/15/51	6,315	3,869
	Union Electric Co.	3.900%	4/1/52	4,408	3,445
	Union Electric Co.	5.450%	3/15/53	3,887	3,819
	Union Electric Co.	5.250%	1/15/54	475	454
	Union Electric Co.	5.125%	3/15/55	1,205	1,132
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	3,585	3,790
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	4,746	5,022
	Virginia Electric & Power Co.	6.350%	11/30/37	7,265	7,919
	Virginia Electric & Power Co.	8.875%	11/15/38	6,351	8,412
	Virginia Electric & Power Co.	4.000%	1/15/43	7,091	5,842
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	4,976	4,481
	Virginia Electric & Power Co.	4.450%	2/15/44	7,838	6,815
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	1,789	1,491
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	3,943	3,168
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	1,811	1,399
	Virginia Electric & Power Co.	4.600%	12/1/48	363	316
	Virginia Electric & Power Co.	3.300%	12/1/49	4,024	2,801
	Virginia Electric & Power Co.	2.450%	12/15/50	5,791	3,336
	Virginia Electric & Power Co.	2.950%	11/15/51	9,179	5,838
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	7,420	6,398
	Virginia Electric & Power Co.	5.450%	4/1/53	5,575	5,425
	Virginia Electric & Power Co.	5.700%	8/15/53	987	991
	Virginia Electric & Power Co.	5.350%	1/15/54	1,368	1,306
	Virginia Electric & Power Co.	5.550%	8/15/54	1,393	1,373
[1]	Washington Gas Light Co.	3.796%	9/15/46	2,503	1,945
[1]	Washington Gas Light Co.	3.650%	9/15/49	2,832	2,105
	Wisconsin Electric Power Co.	5.700%	12/1/36	2,111	2,230
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,681	1,434
	Wisconsin Electric Power Co.	5.050%	10/1/54	2,135	1,991
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,449	1,586
	Wisconsin Power & Light Co.	3.650%	4/1/50	2,713	2,018
	Wisconsin Public Service Corp.	3.671%	12/1/42	1,856	1,489
	Wisconsin Public Service Corp.	4.752%	11/1/44	3,165	2,895
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,272	1,612
	Wisconsin Public Service Corp.	2.850%	12/1/51	2,345	1,502
	Xcel Energy Inc.	6.500%	7/1/36	1,569	1,694

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	3.500%	12/1/49	3,777	2,660
					2,071,873
Total Corporate Bonds (Cost $16,168,278)					15,247,613
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $52,766)	4.351%		527,673	52,767
Total Investments (98.6%) (Cost $16,252,921)					15,332,475
Other Assets and Liabilities—Net (1.4%)					215,880
Net Assets (100%)					15,548,355
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $161,097,000, representing 1.0% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
4	Securities with a value of $3,489,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2025	433	49,470	426

Short Futures Contracts
Long U.S. Treasury Bond	June 2025	(127)	(14,998)	18
Ultra Long U.S. Treasury Bond	June 2025	(466)	(57,842)	(795)
				(777)
				(351)
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,200,155)	15,279,708
Affiliated Issuers (Cost $52,766)	52,767
Total Investments in Securities	15,332,475
Investment in Vanguard	379
Cash Collateral Received for ETF Capital Activity	49,988
Receivables for Investment Securities Sold	226,774
Receivables for Accrued Income	223,012
Receivables for Capital Shares Issued	5,599
Total Assets	15,838,227
Liabilities
Due to Custodian	58
Payables for Investment Securities Purchased	238,345
Collateral for ETF Capital Activity	49,988
Payables for Capital Shares Redeemed	488
Payables for Distributions	492
Payables to Vanguard	164
Variation Margin Payable—Futures Contracts	337
Total Liabilities	289,872
Net Assets	15,548,355
At February 28, 2025, net assets consisted of:

Paid-in Capital	17,113,551
Total Distributable Earnings (Loss)	(1,565,196)
Net Assets	15,548,355

ETF Shares—Net Assets
Applicable to 191,284,412 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,784,931
Net Asset Value Per Share—ETF Shares	$77.29

Admiral™ Shares—Net Assets
Applicable to 18,139,063 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	375,248
Net Asset Value Per Share—Admiral Shares	$20.69

Institutional Shares—Net Assets
Applicable to 15,122,083 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	388,176
Net Asset Value Per Share—Institutional Shares	$25.67
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	392,600
Total Income	392,600
Expenses
The Vanguard Group—Note B
Investment Advisory Services	191
Management and Administrative—ETF Shares	1,773
Management and Administrative—Admiral Shares	98
Management and Administrative—Institutional Shares	72
Marketing and Distribution—ETF Shares	392
Marketing and Distribution—Admiral Shares	11
Marketing and Distribution—Institutional Shares	5
Custodian Fees	102
Shareholders’ Reports and Proxy Fees—ETF Shares	249
Shareholders’ Reports and Proxy Fees—Admiral Shares	12
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	4
Other Expenses	18
Total Expenses	2,928
Net Investment Income	389,672
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(128,094)
Futures Contracts	(704)
Realized Net Gain (Loss)	(128,798)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(307,836)
Futures Contracts	(734)
Change in Unrealized Appreciation (Depreciation)	(308,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,696)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,036,000, $5,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($17,797,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	389,672	443,799
Realized Net Gain (Loss)	(128,798)	(188,723)
Change in Unrealized Appreciation (Depreciation)	(308,570)	620,615
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,696)	875,691
Distributions
ETF Shares	(366,243)	(376,765)
Admiral Shares	(9,713)	(17,770)
Institutional Shares	(9,134)	(21,139)
Total Distributions	(385,090)	(415,674)
Capital Share Transactions
ETF Shares	2,188,698	6,336,052
Admiral Shares	(11,699)	63,291
Institutional Shares	(50,509)	10,719
Net Increase (Decrease) from Capital Share Transactions	2,126,490	6,410,062
Total Increase (Decrease)	1,693,704	6,870,079
Net Assets
Beginning of Period	13,854,651	6,984,572
End of Period	15,548,355	13,854,651
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$79.31	$75.91	$80.54	$108.31	$107.01	$102.86
Investment Operations
Net Investment Income[1]	2.016	3.941	3.692	3.286	3.294	3.701
Net Realized and Unrealized Gain (Loss) on Investments[2]	(2.030)	3.283	(4.727)	(27.794)	1.288	4.189
Total from Investment Operations	(.014)	7.224	(1.035)	(24.508)	4.582	7.890
Distributions
Dividends from Net Investment Income	(2.006)	(3.824)	(3.595)	(3.262)	(3.282)	(3.740)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.006)	(3.824)	(3.595)	(3.262)	(3.282)	(3.740)
Net Asset Value, End of Period	$77.29	$79.31	$75.91	$80.54	$108.31	$107.01
Total Return	0.00%	9.90%	-1.27%	-23.06%	4.39%	7.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,785	$13,012	$6,252	$4,545	$5,517	$5,214
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[3]	0.04%[3]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	5.26%	5.17%	4.79%	3.47%	3.10%	3.60%
Portfolio Turnover Rate[4]	19%	33%	33%	31%	36%	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.05, $.01, $.03, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.22	$20.32	$21.56	$29.03	$28.68	$27.55
Investment Operations
Net Investment Income[1]	.538	1.050	.984	.875	.877	.988
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.538)	.878	(1.260)	(7.473)	.345	1.125
Total from Investment Operations	—	1.928	(.276)	(6.598)	1.222	2.113
Distributions
Dividends from Net Investment Income	(.530)	(1.028)	(.964)	(.872)	(.872)	(.983)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.530)	(1.028)	(.964)	(.872)	(.872)	(.983)
Net Asset Value, End of Period	$20.69	$21.22	$20.32	$21.56	$29.03	$28.68
Total Return[3]	0.03%	9.84%	-1.25%	-23.10%	4.37%	7.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$375	$398	$319	$272	$314	$320
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[4]	0.07%[4]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	5.22%	5.14%	4.75%	3.44%	3.08%	3.58%
Portfolio Turnover Rate[5]	19%	33%	33%	31%	36%	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.01, $.00, $.01, and $.00.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.34	$25.21	$26.76	$36.02	$35.59	$34.18
Investment Operations
Net Investment Income[1]	.671	1.307	1.227	1.092	1.095	1.250
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.681)	1.103	(1.575)	(9.264)	.425	1.387
Total from Investment Operations	(.010)	2.410	(.348)	(8.172)	1.520	2.637
Distributions
Dividends from Net Investment Income	(.660)	(1.280)	(1.202)	(1.088)	(1.090)	(1.227)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.660)	(1.280)	(1.202)	(1.088)	(1.090)	(1.227)
Net Asset Value, End of Period	$25.67	$26.34	$25.21	$26.76	$36.02	$35.59
Total Return[3]	-0.01%	9.92%	-1.28%	-23.05%	4.37%	7.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$388	$446	$414	$264	$340	$268
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[4]	0.05%[4]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	5.24%	5.16%	4.78%	3.46%	3.09%	3.68%
Portfolio Turnover Rate[5]	19%	33%	33%	31%	36%	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.02, $.00, $.01, and $.00.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash.  Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Long-Term Corporate Bond Index Fund
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $379,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	32,095	—	32,095
Corporate Bonds	—	15,247,613	—	15,247,613
Temporary Cash Investments	52,767	—	—	52,767
Total	52,767	15,279,708	—	15,332,475

Derivative Financial Instruments
Assets
Futures Contracts[1]	444	—	—	444
Liabilities
Futures Contracts[1]	(795)	—	—	(795)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,263,486
Gross Unrealized Appreciation	78,532
Gross Unrealized Depreciation	(1,009,894)
Net Unrealized Appreciation (Depreciation)	(931,362)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $563,656,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Long-Term Corporate Bond Index Fund
E.  During the six months ended February 28, 2025, the fund purchased $1,570,925,000 of investment securities and sold $1,507,032,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,289,381,000 and $1,285,031,000, respectively. In addition, the fund purchased and sold investment securities of $5,943,327,000 and $3,888,026,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	6,138,983	78,629	12,477,377	162,803
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,950,285)	(51,400)	(6,141,325)	(81,100)
Net Increase (Decrease)—ETF Shares	2,188,698	27,229	6,336,052	81,703
Admiral Shares
Issued[1]	34,807	1,647	120,892	5,857
Issued in Lieu of Cash Distributions	6,451	312	11,427	562
Redeemed	(52,957)	(2,550)	(69,028)	(3,381)
Net Increase (Decrease)—Admiral Shares	(11,699)	(591)	63,291	3,038
Institutional Shares
Issued[1]	40,974	1,576	15,425	639
Issued in Lieu of Cash Distributions	9,117	355	21,139	839
Redeemed	(100,600)	(3,726)	(25,845)	(992)
Net Increase (Decrease)—Institutional Shares	(50,509)	(1,795)	10,719	486
1	Includes purchase fees for fiscal 2025 and 2024 of $732,000 and $535,000, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2025, one shareholder was the record or beneficial owner of 44% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16452 042025

Financial Statements
For the six-months ended February 28, 2025
Vanguard Treasury Index Funds
Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund

Contents
Short-Term Treasury Index Fund	1
Intermediate-Term Treasury Index Fund	12
Long-Term Treasury Index Fund	23

Short-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	4.625%	3/15/26	229,416	230,491
United States Treasury Note/Bond	0.750%	3/31/26	234,511	226,266
United States Treasury Note/Bond	2.250%	3/31/26	153,397	150,401
United States Treasury Note/Bond	4.500%	3/31/26	375,101	376,566
United States Treasury Note/Bond	3.750%	4/15/26	265,208	264,172
United States Treasury Note/Bond	0.750%	4/30/26	332,863	320,329
United States Treasury Note/Bond	2.375%	4/30/26	120,682	118,325
United States Treasury Note/Bond	4.875%	4/30/26	385,618	388,932
United States Treasury Note/Bond	1.625%	5/15/26	373,935	363,184
United States Treasury Note/Bond	3.625%	5/15/26	264,399	262,953
United States Treasury Note/Bond	0.750%	5/31/26	390,081	374,417
United States Treasury Note/Bond	2.125%	5/31/26	166,617	162,686
United States Treasury Note/Bond	4.875%	5/31/26	450,447	454,740
United States Treasury Note/Bond	4.125%	6/15/26	212,566	212,732
United States Treasury Note/Bond	0.875%	6/30/26	284,208	272,573
United States Treasury Note/Bond	1.875%	6/30/26	124,904	121,391
United States Treasury Note/Bond	4.625%	6/30/26	397,549	400,406
United States Treasury Note/Bond	4.500%	7/15/26	240,212	241,638
United States Treasury Note/Bond	0.625%	7/31/26	399,560	380,955
United States Treasury Note/Bond	1.875%	7/31/26	173,589	168,463
United States Treasury Note/Bond	4.375%	7/31/26	366,621	368,225
United States Treasury Note/Bond	1.500%	8/15/26	335,269	323,325
United States Treasury Note/Bond	4.375%	8/15/26	267,286	268,539
United States Treasury Note/Bond	6.750%	8/15/26	329	341
United States Treasury Note/Bond	0.750%	8/31/26	367,873	350,456
United States Treasury Note/Bond	1.375%	8/31/26	139,154	133,827
United States Treasury Note/Bond	3.750%	8/31/26	397,414	395,675
United States Treasury Note/Bond	4.625%	9/15/26	290,170	292,709
United States Treasury Note/Bond	0.875%	9/30/26	335,648	319,600
United States Treasury Note/Bond	1.625%	9/30/26	46,682	44,990
United States Treasury Note/Bond	3.500%	9/30/26	395,545	392,393
United States Treasury Note/Bond	4.625%	10/15/26	220,095	222,124
United States Treasury Note/Bond	1.125%	10/31/26	386,266	368,401
United States Treasury Note/Bond	1.625%	10/31/26	141,562	136,143
United States Treasury Note/Bond	4.125%	10/31/26	359,671	360,233
United States Treasury Note/Bond	2.000%	11/15/26	289,787	280,233
United States Treasury Note/Bond	4.625%	11/15/26	318,733	321,821
United States Treasury Note/Bond	6.500%	11/15/26	386	402
United States Treasury Note/Bond	1.250%	11/30/26	390,494	372,495
United States Treasury Note/Bond	1.625%	11/30/26	161,266	154,841
United States Treasury Note/Bond	4.250%	11/30/26	307,256	308,456
United States Treasury Note/Bond	4.375%	12/15/26	333,160	335,190
United States Treasury Note/Bond	1.250%	12/31/26	368,771	351,024
United States Treasury Note/Bond	1.750%	12/31/26	120,920	116,159
United States Treasury Note/Bond	4.250%	12/31/26	308,747	310,049
United States Treasury Note/Bond	4.000%	1/15/27	321,677	321,627
United States Treasury Note/Bond	1.500%	1/31/27	443,700	423,387
United States Treasury Note/Bond	4.125%	1/31/27	285,066	285,690
United States Treasury Note/Bond	2.250%	2/15/27	299,971	290,175
United States Treasury Note/Bond	4.125%	2/15/27	324,743	325,504
United States Treasury Note/Bond	6.625%	2/15/27	375	394
United States Treasury Note/Bond	1.125%	2/28/27	94,385	89,238
United States Treasury Note/Bond	1.875%	2/28/27	351,736	337,557
United States Treasury Note/Bond	4.125%	2/28/27	241,325	241,966
United States Treasury Note/Bond	4.250%	3/15/27	332,314	333,924
United States Treasury Note/Bond	0.625%	3/31/27	143,670	134,107
United States Treasury Note/Bond	2.500%	3/31/27	294,397	285,749
United States Treasury Note/Bond	4.500%	4/15/27	371,360	375,132
United States Treasury Note/Bond	0.500%	4/30/27	205,649	190,932
1

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	4/30/27	314,474	306,465
	United States Treasury Note/Bond	2.375%	5/15/27	336,759	325,341
	United States Treasury Note/Bond	4.500%	5/15/27	375,655	379,646
	United States Treasury Note/Bond	0.500%	5/31/27	207,436	192,008
	United States Treasury Note/Bond	2.625%	5/31/27	314,223	305,091
	United States Treasury Note/Bond	4.625%	6/15/27	372,755	377,997
	United States Treasury Note/Bond	0.500%	6/30/27	237,271	219,031
	United States Treasury Note/Bond	3.250%	6/30/27	276,169	271,811
	United States Treasury Note/Bond	4.375%	7/15/27	370,369	373,668
	United States Treasury Note/Bond	0.375%	7/31/27	270,347	248,086
	United States Treasury Note/Bond	2.750%	7/31/27	287,413	279,329
	United States Treasury Note/Bond	2.250%	8/15/27	274,964	263,922
	United States Treasury Note/Bond	3.750%	8/15/27	367,835	365,881
	United States Treasury Note/Bond	6.375%	8/15/27	20	21
	United States Treasury Note/Bond	0.500%	8/31/27	232,826	213,727
	United States Treasury Note/Bond	3.125%	8/31/27	272,713	267,173
	United States Treasury Note/Bond	3.375%	9/15/27	346,536	341,609
	United States Treasury Note/Bond	0.375%	9/30/27	277,513	253,231
	United States Treasury Note/Bond	4.125%	9/30/27	252,559	253,546
	United States Treasury Note/Bond	3.875%	10/15/27	354,471	353,585
	United States Treasury Note/Bond	0.500%	10/31/27	284,479	259,676
	United States Treasury Note/Bond	4.125%	10/31/27	254,530	255,484
	United States Treasury Note/Bond	2.250%	11/15/27	269,827	257,938
	United States Treasury Note/Bond	4.125%	11/15/27	358,748	360,093
	United States Treasury Note/Bond	6.125%	11/15/27	276	291
	United States Treasury Note/Bond	0.625%	11/30/27	303,597	277,364
	United States Treasury Note/Bond	3.875%	11/30/27	261,260	260,525
	United States Treasury Note/Bond	4.000%	12/15/27	351,711	352,041
	United States Treasury Note/Bond	0.625%	12/31/27	312,191	284,435
	United States Treasury Note/Bond	3.875%	12/31/27	260,020	259,370
	United States Treasury Note/Bond	4.250%	1/15/28	347,461	350,067
	United States Treasury Note/Bond	0.750%	1/31/28	320,705	292,493
	United States Treasury Note/Bond	3.500%	1/31/28	254,590	251,288
	United States Treasury Note/Bond	2.750%	2/15/28	355,286	343,295
	United States Treasury Note/Bond	4.250%	2/15/28	347,286	349,999
	United States Treasury Note/Bond	1.125%	2/29/28	330,273	303,954
	United States Treasury Note/Bond	4.000%	2/29/28	252,221	252,379
Total U.S. Government and Agency Obligations (Cost $25,846,421)					25,956,513
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $82,701)	4.351%		827,037	82,704
Total Investments (99.4%) (Cost $25,929,122)					26,039,217
Other Assets and Liabilities—Net (0.6%)					161,297
Net Assets (100%)					26,200,514
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,846,421)	25,956,513
Affiliated Issuers (Cost $82,701)	82,704
Total Investments in Securities	26,039,217
Investment in Vanguard	676
Cash	48
Receivables for Investment Securities Sold	2,410,156
Receivables for Accrued Income	168,309
Receivables for Capital Shares Issued	4,559
Total Assets	28,622,965
Liabilities
Payables for Investment Securities Purchased	2,412,117
Payables for Capital Shares Redeemed	7,754
Payables for Distributions	2,267
Payables to Vanguard	313
Total Liabilities	2,422,451
Net Assets	26,200,514
At February 28, 2025, net assets consisted of:

Paid-in Capital	26,884,678
Total Distributable Earnings (Loss)	(684,164)
Net Assets	26,200,514

ETF Shares—Net Assets
Applicable to 369,059,331 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,626,535
Net Asset Value Per Share—ETF Shares	$58.60

Admiral™ Shares—Net Assets
Applicable to 139,969,423 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,727,661
Net Asset Value Per Share—Admiral Shares	$19.49

Institutional Shares—Net Assets
Applicable to 75,415,834 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,846,318
Net Asset Value Per Share—Institutional Shares	$24.48
See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	521,369
Total Income	521,369
Expenses
The Vanguard Group—Note B
Investment Advisory Services	317
Management and Administrative—ETF Shares	2,297
Management and Administrative—Admiral Shares	737
Management and Administrative—Institutional Shares	378
Marketing and Distribution—ETF Shares	571
Marketing and Distribution—Admiral Shares	81
Marketing and Distribution—Institutional Shares	35
Custodian Fees	44
Shareholders’ Reports and Proxy Fees—ETF Shares	687
Shareholders’ Reports and Proxy Fees—Admiral Shares	48
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	7
Other Expenses	14
Total Expenses	5,219
Net Investment Income	516,150
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	23,305
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(73,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	466,109
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $955,000, ($4,000), and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $13,596,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	516,150	1,025,415
Realized Net Gain (Loss)	23,305	(272,109)
Change in Unrealized Appreciation (Depreciation)	(73,346)	686,239
Net Increase (Decrease) in Net Assets Resulting from Operations	466,109	1,439,545
Distributions
ETF Shares	(425,594)	(839,753)
Admiral Shares	(55,084)	(112,051)
Institutional Shares	(37,973)	(70,436)
Total Distributions	(518,651)	(1,022,240)
Capital Share Transactions
ETF Shares	1,648,693	(2,807,612)
Admiral Shares	(91,470)	(146,050)
Institutional Shares	(206,874)	440,379
Net Increase (Decrease) from Capital Share Transactions	1,350,349	(2,513,283)
Total Increase (Decrease)	1,297,807	(2,095,978)
Net Assets
Beginning of Period	24,902,707	26,998,685
End of Period	26,200,514	24,902,707
See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$58.76	$57.77	$58.51	$61.50	$62.13	$61.12
Investment Operations
Net Investment Income[1]	1.215	2.343	1.625	.368	.288	.956
Net Realized and Unrealized Gain (Loss) on Investments	(.140)	.973	(.919)	(2.860)	(.220)	1.115
Total from Investment Operations	1.075	3.316	.706	(2.492)	.068	2.071
Distributions
Dividends from Net Investment Income	(1.235)	(2.326)	(1.446)	(.310)	(.325)	(1.061)
Distributions from Realized Capital Gains	—	—	—	(.188)	(.373)	—
Total Distributions	(1.235)	(2.326)	(1.446)	(.498)	(.698)	(1.061)
Net Asset Value, End of Period	$58.60	$58.76	$57.77	$58.51	$61.50	$62.13
Total Return	1.86%	5.88%	1.23%	-4.07%	0.11%	3.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,627	$20,022	$22,488	$15,565	$13,394	$9,140
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.19%	4.04%	2.81%	0.61%	0.47%	1.55%
Portfolio Turnover Rate[3]	47%	89%	81%	59%	66%	67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.53	$19.22	$19.50	$20.51	$20.71	$20.35
Investment Operations
Net Investment Income[1]	.402	.777	.529	.114	.095	.312
Net Realized and Unrealized Gain (Loss) on Investments	(.041)	.315	(.294)	(.949)	(.078)	.375
Total from Investment Operations	.361	1.092	.235	(.835)	.017	.687
Distributions
Dividends from Net Investment Income	(.401)	(.782)	(.515)	(.112)	(.093)	(.327)
Distributions from Realized Capital Gains	—	—	—	(.063)	(.124)	—
Total Distributions	(.401)	(.782)	(.515)	(.175)	(.217)	(.327)
Net Asset Value, End of Period	$19.49	$19.53	$19.22	$19.50	$20.51	$20.71
Total Return[2]	1.87%	5.81%	1.22%	-4.09%	0.08%	3.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,728	$2,824	$2,925	$2,506	$2,430	$2,748
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.16%	4.02%	2.74%	0.57%	0.46%	1.52%
Portfolio Turnover Rate[4]	47%	89%	81%	59%	66%	67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.54	$24.14	$24.50	$25.77	$26.02	$25.57
Investment Operations
Net Investment Income[1]	.508	.986	.680	.145	.120	.421
Net Realized and Unrealized Gain (Loss) on Investments	(.061)	.402	(.389)	(1.191)	(.092)	.445
Total from Investment Operations	.447	1.388	.291	(1.046)	.028	.866
Distributions
Dividends from Net Investment Income	(.507)	(.988)	(.651)	(.145)	(.122)	(.416)
Distributions from Realized Capital Gains	—	—	—	(.079)	(.156)	—
Total Distributions	(.507)	(.988)	(.651)	(.224)	(.278)	(.416)
Net Asset Value, End of Period	$24.48	$24.54	$24.14	$24.50	$25.77	$26.02
Total Return	1.84%	5.87%	1.21%	-4.08%	0.11%	3.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,846	$2,056	$1,586	$1,092	$1,138	$1,104
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.18%	4.06%	2.80%	0.58%	0.47%	1.63%
Portfolio Turnover Rate[3]	47%	89%	81%	59%	66%	67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $676,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Short-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	25,956,513	—	25,956,513
Temporary Cash Investments	82,704	—	—	82,704
Total	82,704	25,956,513	—	26,039,217
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,931,841
Gross Unrealized Appreciation	130,798
Gross Unrealized Depreciation	(23,422)
Net Unrealized Appreciation (Depreciation)	107,376
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $884,257,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $11,579,896,000 of investment securities and sold $12,013,668,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,739,820,000 and $2,137,617,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,806,211	65,155	4,777,771	82,305
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,157,518)	(36,850)	(7,585,383)	(130,800)
Net Increase (Decrease)—ETF Shares	1,648,693	28,305	(2,807,612)	(48,495)
Admiral Shares
Issued	498,236	25,587	1,101,040	56,989
Issued in Lieu of Cash Distributions	42,974	2,209	87,305	4,522
Redeemed	(632,680)	(32,426)	(1,334,395)	(69,125)
Net Increase (Decrease)—Admiral Shares	(91,470)	(4,630)	(146,050)	(7,614)
Institutional Shares
Issued	372,982	15,254	813,935	33,534
Issued in Lieu of Cash Distributions	35,786	1,464	67,011	2,762
Redeemed	(615,642)	(25,109)	(440,567)	(18,174)
Net Increase (Decrease)—Institutional Shares	(206,874)	(8,391)	440,379	18,122
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
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Short-Term Treasury Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
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Intermediate-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	1.250%	3/31/28	368,723	339,801
United States Treasury Note/Bond	3.625%	3/31/28	284,114	281,273
United States Treasury Note/Bond	1.250%	4/30/28	419,322	385,514
United States Treasury Note/Bond	3.500%	4/30/28	253,428	249,785
United States Treasury Note/Bond	2.875%	5/15/28	422,955	408,945
United States Treasury Note/Bond	1.250%	5/31/28	430,668	395,003
United States Treasury Note/Bond	3.625%	5/31/28	278,899	275,849
United States Treasury Note/Bond	1.250%	6/30/28	418,248	382,828
United States Treasury Note/Bond	4.000%	6/30/28	252,281	252,360
United States Treasury Note/Bond	1.000%	7/31/28	416,107	376,772
United States Treasury Note/Bond	4.125%	7/31/28	284,844	286,135
United States Treasury Note/Bond	2.875%	8/15/28	465,649	448,988
United States Treasury Note/Bond	5.500%	8/15/28	333	349
United States Treasury Note/Bond	1.125%	8/31/28	440,253	399,392
United States Treasury Note/Bond	4.375%	8/31/28	265,889	269,171
United States Treasury Note/Bond	1.250%	9/30/28	412,343	374,974
United States Treasury Note/Bond	4.625%	9/30/28	330,864	337,740
United States Treasury Note/Bond	1.375%	10/31/28	428,229	390,357
United States Treasury Note/Bond	4.875%	10/31/28	329,650	339,385
United States Treasury Note/Bond	3.125%	11/15/28	442,223	428,956
United States Treasury Note/Bond	5.250%	11/15/28	45,632	47,457
United States Treasury Note/Bond	1.500%	11/30/28	435,882	398,355
United States Treasury Note/Bond	4.375%	11/30/28	353,969	358,504
United States Treasury Note/Bond	1.375%	12/31/28	416,925	378,294
United States Treasury Note/Bond	3.750%	12/31/28	339,962	336,881
United States Treasury Note/Bond	1.750%	1/31/29	410,913	377,655
United States Treasury Note/Bond	4.000%	1/31/29	372,256	372,198
United States Treasury Note/Bond	2.625%	2/15/29	472,144	448,463
United States Treasury Note/Bond	5.250%	2/15/29	1,185	1,240
United States Treasury Note/Bond	1.875%	2/28/29	365,321	336,780
United States Treasury Note/Bond	4.250%	2/28/29	378,852	382,226
United States Treasury Note/Bond	2.375%	3/31/29	342,299	321,387
United States Treasury Note/Bond	4.125%	3/31/29	425,005	426,798
United States Treasury Note/Bond	2.875%	4/30/29	264,854	253,432
United States Treasury Note/Bond	4.625%	4/30/29	417,475	427,260
United States Treasury Note/Bond	2.375%	5/15/29	309,898	290,433
United States Treasury Note/Bond	2.750%	5/31/29	331,086	314,894
United States Treasury Note/Bond	4.500%	5/31/29	444,828	453,308
United States Treasury Note/Bond	3.250%	6/30/29	317,295	307,677
United States Treasury Note/Bond	4.250%	6/30/29	471,021	475,437
United States Treasury Note/Bond	2.625%	7/31/29	269,353	254,370
United States Treasury Note/Bond	4.000%	7/31/29	412,082	411,953
United States Treasury Note/Bond	1.625%	8/15/29	271,275	245,419
United States Treasury Note/Bond	6.125%	8/15/29	38,120	41,336
United States Treasury Note/Bond	3.125%	8/31/29	291,308	280,657
United States Treasury Note/Bond	3.625%	8/31/29	438,092	431,315
United States Treasury Note/Bond	3.500%	9/30/29	411,835	403,148
United States Treasury Note/Bond	3.875%	9/30/29	231,964	230,587
United States Treasury Note/Bond	4.000%	10/31/29	252,610	252,334
United States Treasury Note/Bond	4.125%	10/31/29	473,505	475,725
United States Treasury Note/Bond	1.750%	11/15/29	192,266	173,941
United States Treasury Note/Bond	3.875%	11/30/29	256,633	255,069
United States Treasury Note/Bond	4.125%	11/30/29	463,400	465,862
United States Treasury Note/Bond	3.875%	12/31/29	235,758	234,248
United States Treasury Note/Bond	4.375%	12/31/29	404,611	410,996
United States Treasury Note/Bond	3.500%	1/31/30	257,810	251,848
United States Treasury Note/Bond	4.250%	1/31/30	406,395	410,649
United States Treasury Note/Bond	1.500%	2/15/30	397,095	352,298
United States Treasury Note/Bond	4.000%	2/28/30	726,401	726,287
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Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.625%	3/31/30	230,353	226,070
	United States Treasury Note/Bond	3.500%	4/30/30	252,197	245,931
	United States Treasury Note/Bond	0.625%	5/15/30	544,663	458,028
	United States Treasury Note/Bond	6.250%	5/15/30	50,488	55,624
	United States Treasury Note/Bond	3.750%	5/31/30	290,873	286,919
	United States Treasury Note/Bond	3.750%	6/30/30	253,179	249,698
	United States Treasury Note/Bond	4.000%	7/31/30	253,124	252,610
	United States Treasury Note/Bond	0.625%	8/15/30	736,765	614,163
	United States Treasury Note/Bond	4.125%	8/31/30	238,473	239,293
	United States Treasury Note/Bond	4.625%	9/30/30	257,319	264,596
	United States Treasury Note/Bond	4.875%	10/31/30	266,643	277,559
	United States Treasury Note/Bond	0.875%	11/15/30	712,674	598,423
	United States Treasury Note/Bond	4.375%	11/30/30	273,445	277,803
	United States Treasury Note/Bond	3.750%	12/31/30	270,381	265,987
	United States Treasury Note/Bond	4.000%	1/31/31	280,096	279,089
	United States Treasury Note/Bond	1.125%	2/15/31	688,752	583,394
	United States Treasury Note/Bond	5.375%	2/15/31	8,538	9,101
	United States Treasury Note/Bond	4.250%	2/28/31	266,508	269,007
	United States Treasury Note/Bond	4.125%	3/31/31	231,631	232,246
	United States Treasury Note/Bond	4.625%	4/30/31	239,518	246,591
	United States Treasury Note/Bond	1.625%	5/15/31	730,604	633,114
	United States Treasury Note/Bond	4.625%	5/31/31	311,349	320,544
	United States Treasury Note/Bond	4.250%	6/30/31	239,742	241,915
	United States Treasury Note/Bond	4.125%	7/31/31	239,852	240,339
	United States Treasury Note/Bond	1.250%	8/15/31	820,571	689,280
	United States Treasury Note/Bond	3.750%	8/31/31	323,383	317,117
	United States Treasury Note/Bond	3.625%	9/30/31	290,760	282,946
	United States Treasury Note/Bond	4.125%	10/31/31	297,210	297,674
	United States Treasury Note/Bond	1.375%	11/15/31	784,795	660,209
	United States Treasury Note/Bond	4.125%	11/30/31	288,342	288,793
	United States Treasury Note/Bond	4.500%	12/31/31	235,931	241,534
	United States Treasury Note/Bond	4.375%	1/31/32	235,608	239,473
	United States Treasury Note/Bond	1.875%	2/15/32	752,925	651,633
	United States Treasury Note/Bond	4.125%	2/29/32	314,604	314,997
	United States Treasury Note/Bond	2.875%	5/15/32	710,410	655,797
	United States Treasury Note/Bond	2.750%	8/15/32	651,415	594,213
	United States Treasury Note/Bond	4.125%	11/15/32	629,622	629,720
	United States Treasury Note/Bond	3.500%	2/15/33	697,814	667,721
	United States Treasury Note/Bond	3.375%	5/15/33	667,174	631,418
	United States Treasury Note/Bond	3.875%	8/15/33	750,966	735,829
	United States Treasury Note/Bond	4.500%	11/15/33	765,072	783,243
	United States Treasury Note/Bond	4.000%	2/15/34	801,036	790,272
	United States Treasury Note/Bond	4.375%	5/15/34	813,385	824,823
	United States Treasury Note/Bond	3.875%	8/15/34	812,944	792,874
	United States Treasury Note/Bond	4.250%	11/15/34	762,798	765,778
	United States Treasury Note/Bond	4.625%	2/15/35	289,571	299,570
Total U.S. Government and Agency Obligations (Cost $39,513,886)					39,163,256
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund (Cost $210,618)	4.351%		2,106,184	210,619
Total Investments (99.6%) (Cost $39,724,504)					39,373,875
Other Assets and Liabilities—Net (0.4%)					156,025
Net Assets (100%)					39,529,900
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,513,886)	39,163,256
Affiliated Issuers (Cost $210,618)	210,619
Total Investments in Securities	39,373,875
Investment in Vanguard	1,009
Cash	50
Receivables for Investment Securities Sold	2,089,514
Receivables for Accrued Income	248,139
Receivables for Capital Shares Issued	6,036
Total Assets	41,718,623
Liabilities
Payables for Investment Securities Purchased	2,177,983
Payables for Capital Shares Redeemed	8,238
Payables for Distributions	2,028
Payables to Vanguard	474
Total Liabilities	2,188,723
Net Assets	39,529,900
At February 28, 2025, net assets consisted of:

Paid-in Capital	40,950,705
Total Distributable Earnings (Loss)	(1,420,805)
Net Assets	39,529,900

ETF Shares—Net Assets
Applicable to 537,263,595 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,828,591
Net Asset Value Per Share—ETF Shares	$59.24

Admiral™ Shares—Net Assets
Applicable to 227,239,145 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,534,795
Net Asset Value Per Share—Admiral Shares	$19.96

Institutional Shares—Net Assets
Applicable to 127,864,543 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,166,514
Net Asset Value Per Share—Institutional Shares	$24.76
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	726,196
Total Income	726,196
Expenses
The Vanguard Group—Note B
Investment Advisory Services	483
Management and Administrative—ETF Shares	3,241
Management and Administrative—Admiral Shares	1,248
Management and Administrative—Institutional Shares	558
Marketing and Distribution—ETF Shares	857
Marketing and Distribution—Admiral Shares	135
Marketing and Distribution—Institutional Shares	56
Custodian Fees	57
Shareholders’ Reports and Proxy Fees—ETF Shares	1,325
Shareholders’ Reports and Proxy Fees—Admiral Shares	63
Shareholders’ Reports and Proxy Fees—Institutional Shares	42
Trustees’ Fees and Expenses	10
Other Expenses	14
Total Expenses	8,089
Net Investment Income	718,107
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(104,428)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(318,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	295,350
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,677,000, $7,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $57,643,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	718,107	1,072,811
Realized Net Gain (Loss)	(104,428)	(412,583)
Change in Unrealized Appreciation (Depreciation)	(318,329)	1,518,690
Net Increase (Decrease) in Net Assets Resulting from Operations	295,350	2,178,918
Distributions
ETF Shares	(579,794)	(804,062)
Admiral Shares	(82,911)	(132,278)
Institutional Shares	(55,805)	(82,836)
Total Distributions	(718,510)	(1,019,176)
Capital Share Transactions
ETF Shares	1,857,061	12,363,609
Admiral Shares	135,662	1,155,785
Institutional Shares	649,479	269,280
Net Increase (Decrease) from Capital Share Transactions	2,642,202	13,788,674
Total Increase (Decrease)	2,219,042	14,948,416
Net Assets
Beginning of Period	37,310,858	22,362,442
End of Period	39,529,900	37,310,858
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.93	$58.20	$60.34	$68.27	$70.46	$67.26
Investment Operations
Net Investment Income[1]	1.107	2.071	1.473	.858	.809	1.239
Net Realized and Unrealized Gain (Loss) on Investments	(.683)	1.615	(2.221)	(7.617)	(1.692)	3.248
Total from Investment Operations	.424	3.686	(.748)	(6.759)	(.883)	4.487
Distributions
Dividends from Net Investment Income	(1.114)	(1.956)	(1.392)	(.805)	(.820)	(1.287)
Distributions from Realized Capital Gains	—	—	—	(.366)	(.487)	—
Total Distributions	(1.114)	(1.956)	(1.392)	(1.171)	(1.307)	(1.287)
Net Asset Value, End of Period	$59.24	$59.93	$58.20	$60.34	$68.27	$70.46
Total Return	0.73%	6.49%	-1.25%	-10.01%	-1.26%	6.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,829	$30,317	$16,995	$11,726	$8,147	$6,547
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.79%	3.55%	2.50%	1.34%	1.18%	1.80%
Portfolio Turnover Rate[3]	27%	52%	36%	36%	33%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.18	$19.62	$20.35	$23.04	$23.78	$22.68
Investment Operations
Net Investment Income[1]	.371	.691	.490	.283	.267	.416
Net Realized and Unrealized Gain (Loss) on Investments	(.222)	.541	(.741)	(2.575)	(.577)	1.101
Total from Investment Operations	.149	1.232	(.251)	(2.292)	(.310)	1.517
Distributions
Dividends from Net Investment Income	(.369)	(.672)	(.479)	(.274)	(.265)	(.417)
Distributions from Realized Capital Gains	—	—	—	(.124)	(.165)	—
Total Distributions	(.369)	(.672)	(.479)	(.398)	(.430)	(.417)
Net Asset Value, End of Period	$19.96	$20.18	$19.62	$20.35	$23.04	$23.78
Total Return[2]	0.76%	6.43%	-1.24%	-10.05%	-1.31%	6.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,535	$4,450	$3,165	$2,886	$2,646	$2,740
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.76%	3.51%	2.46%	1.31%	1.15%	1.79%
Portfolio Turnover Rate[4]	27%	52%	36%	36%	33%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.05	$24.34	$25.26	$28.60	$29.51	$28.15
Investment Operations
Net Investment Income[1]	.463	.859	.615	.355	.337	.527
Net Realized and Unrealized Gain (Loss) on Investments	(.292)	.690	(.935)	(3.195)	(.709)	1.355
Total from Investment Operations	.171	1.549	(.320)	(2.840)	(.372)	1.882
Distributions
Dividends from Net Investment Income	(.461)	(.839)	(.600)	(.346)	(.334)	(.522)
Distributions from Realized Capital Gains	—	—	—	(.154)	(.204)	—
Total Distributions	(.461)	(.839)	(.600)	(.500)	(.538)	(.522)
Net Asset Value, End of Period	$24.76	$25.05	$24.34	$25.26	$28.60	$29.51
Total Return	0.71%	6.51%	-1.27%	-10.03%	-1.26%	6.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,167	$2,544	$2,203	$1,700	$1,725	$1,558
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.79%	3.52%	2.49%	1.32%	1.17%	1.83%
Portfolio Turnover Rate[3]	27%	52%	36%	36%	33%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $1,009,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
20

Intermediate-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,163,256	—	39,163,256
Temporary Cash Investments	210,619	—	—	210,619
Total	210,619	39,163,256	—	39,373,875
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,731,277
Gross Unrealized Appreciation	286,654
Gross Unrealized Depreciation	(644,056)
Net Unrealized Appreciation (Depreciation)	(357,402)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,037,456,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $11,056,454,000 of investment securities and sold $10,398,782,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,040,101,000 and $2,208,315,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,085,375	69,178	13,870,779	239,803
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,228,314)	(37,775)	(1,507,170)	(25,950)
Net Increase (Decrease)—ETF Shares	1,857,061	31,403	12,363,609	213,853
Admiral Shares
Issued	673,089	33,911	2,136,180	108,960
Issued in Lieu of Cash Distributions	72,911	3,674	114,668	5,830
Redeemed	(610,338)	(30,808)	(1,095,063)	(55,646)
Net Increase (Decrease)—Admiral Shares	135,662	6,777	1,155,785	59,144
Institutional Shares
Issued	961,565	39,016	751,351	30,797
Issued in Lieu of Cash Distributions	51,289	2,085	76,414	3,133
Redeemed	(363,375)	(14,803)	(558,485)	(22,835)
Net Increase (Decrease)—Institutional Shares	649,479	26,298	269,280	11,095
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
21

Intermediate-Term Treasury Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
22

Long-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	4.500%	2/15/36	46,531	48,000
United States Treasury Note/Bond	4.750%	2/15/37	23,198	24,387
United States Treasury Note/Bond	5.000%	5/15/37	32,183	34,541
United States Treasury Note/Bond	4.375%	2/15/38	37,981	38,367
United States Treasury Note/Bond	4.500%	5/15/38	36,354	37,183
United States Treasury Note/Bond	3.500%	2/15/39	34,267	31,354
United States Treasury Note/Bond	4.250%	5/15/39	66,645	65,916
United States Treasury Note/Bond	4.500%	8/15/39	68,278	69,259
United States Treasury Note/Bond	4.375%	11/15/39	76,223	76,223
United States Treasury Note/Bond	4.625%	2/15/40	76,292	78,295
United States Treasury Note/Bond	1.125%	5/15/40	219,763	139,859
United States Treasury Note/Bond	4.375%	5/15/40	66,511	66,397
United States Treasury Note/Bond	1.125%	8/15/40	270,462	170,518
United States Treasury Note/Bond	3.875%	8/15/40	72,629	68,328
United States Treasury Note/Bond	1.375%	11/15/40	303,890	198,621
United States Treasury Note/Bond	4.250%	11/15/40	67,053	65,775
United States Treasury Note/Bond	1.875%	2/15/41	369,866	261,333
United States Treasury Note/Bond	4.750%	2/15/41	73,454	76,220
United States Treasury Note/Bond	2.250%	5/15/41	284,846	212,477
United States Treasury Note/Bond	4.375%	5/15/41	64,085	63,635
United States Treasury Note/Bond	1.750%	8/15/41	415,082	283,164
United States Treasury Note/Bond	3.750%	8/15/41	68,098	62,575
United States Treasury Note/Bond	2.000%	11/15/41	346,694	245,069
United States Treasury Note/Bond	3.125%	11/15/41	77,327	65,136
United States Treasury Note/Bond	2.375%	2/15/42	285,644	213,564
United States Treasury Note/Bond	3.125%	2/15/42	81,314	68,240
United States Treasury Note/Bond	3.000%	5/15/42	70,412	57,793
United States Treasury Note/Bond	3.250%	5/15/42	252,240	214,719
United States Treasury Note/Bond	2.750%	8/15/42	87,567	68,904
United States Treasury Note/Bond	3.375%	8/15/42	215,710	186,387
United States Treasury Note/Bond	2.750%	11/15/42	126,415	99,038
United States Treasury Note/Bond	4.000%	11/15/42	218,215	205,088
United States Treasury Note/Bond	3.125%	2/15/43	110,986	91,772
United States Treasury Note/Bond	3.875%	2/15/43	215,640	198,928
United States Treasury Note/Bond	2.875%	5/15/43	172,608	137,008
United States Treasury Note/Bond	3.875%	5/15/43	212,795	195,838
United States Treasury Note/Bond	3.625%	8/15/43	121,212	107,348
United States Treasury Note/Bond	4.375%	8/15/43	230,774	226,735
United States Treasury Note/Bond	3.750%	11/15/43	124,357	111,960
United States Treasury Note/Bond	4.750%	11/15/43	229,886	236,783
United States Treasury Note/Bond	3.625%	2/15/44	129,617	114,468
United States Treasury Note/Bond	4.500%	2/15/44	230,267	229,475
United States Treasury Note/Bond	3.375%	5/15/44	120,486	102,376
United States Treasury Note/Bond	4.625%	5/15/44	232,304	235,063
United States Treasury Note/Bond	3.125%	8/15/44	155,488	126,577
United States Treasury Note/Bond	4.125%	8/15/44	228,490	216,137
United States Treasury Note/Bond	3.000%	11/15/44	132,890	105,751
United States Treasury Note/Bond	4.625%	11/15/44	227,639	230,164
United States Treasury Note/Bond	2.500%	2/15/45	178,828	130,349
United States Treasury Note/Bond	4.750%	2/15/45	49,973	51,488
United States Treasury Note/Bond	3.000%	5/15/45	78,305	62,069
United States Treasury Note/Bond	2.875%	8/15/45	107,104	82,972
United States Treasury Note/Bond	3.000%	11/15/45	66,941	52,841
United States Treasury Note/Bond	2.500%	2/15/46	134,906	97,048
United States Treasury Note/Bond	2.500%	5/15/46	145,789	104,535
United States Treasury Note/Bond	2.250%	8/15/46	178,548	121,496
United States Treasury Note/Bond	2.875%	11/15/46	76,381	58,348
United States Treasury Note/Bond	3.000%	2/15/47	160,749	125,234
United States Treasury Note/Bond	3.000%	5/15/47	121,124	94,118
23

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	8/15/47	178,004	131,723
	United States Treasury Note/Bond	2.750%	11/15/47	179,384	132,492
	United States Treasury Note/Bond	3.000%	2/15/48	206,396	159,312
	United States Treasury Note/Bond	3.125%	5/15/48	219,600	172,969
	United States Treasury Note/Bond	3.000%	8/15/48	243,125	186,826
	United States Treasury Note/Bond	3.375%	11/15/48	249,305	204,703
	United States Treasury Note/Bond	3.000%	2/15/49	263,985	202,278
	United States Treasury Note/Bond	2.875%	5/15/49	254,339	189,959
	United States Treasury Note/Bond	2.250%	8/15/49	239,102	156,462
	United States Treasury Note/Bond	2.375%	11/15/49	226,858	152,208
	United States Treasury Note/Bond	2.000%	2/15/50	282,107	173,408
	United States Treasury Note/Bond	1.250%	5/15/50	321,663	162,239
	United States Treasury Note/Bond	1.375%	8/15/50	365,080	189,271
	United States Treasury Note/Bond	1.625%	11/15/50	362,154	200,430
	United States Treasury Note/Bond	1.875%	2/15/51	404,809	238,711
	United States Treasury Note/Bond	2.375%	5/15/51	408,848	271,756
	United States Treasury Note/Bond	2.000%	8/15/51	406,274	246,049
	United States Treasury Note/Bond	1.875%	11/15/51	379,121	222,023
	United States Treasury Note/Bond	2.250%	2/15/52	346,146	222,237
	United States Treasury Note/Bond	2.875%	5/15/52	329,232	243,220
	United States Treasury Note/Bond	3.000%	8/15/52	313,850	237,643
	United States Treasury Note/Bond	4.000%	11/15/52	313,138	286,815
	United States Treasury Note/Bond	3.625%	2/15/53	313,845	268,828
	United States Treasury Note/Bond	3.625%	5/15/53	312,555	267,918
	United States Treasury Note/Bond	4.125%	8/15/53	346,068	324,439
	United States Treasury Note/Bond	4.750%	11/15/53	362,665	376,718
	United States Treasury Note/Bond	4.250%	2/15/54	379,154	363,632
	United States Treasury Note/Bond	4.625%	5/15/54	379,184	387,301
	United States Treasury Note/Bond	4.250%	8/15/54	379,224	364,470
	United States Treasury Note/Bond	4.500%	11/15/54	379,197	380,323
	United States Treasury Note/Bond	4.625%	2/15/55	137,393	140,828
Total U.S. Government and Agency Obligations (Cost $16,033,963)					14,500,437
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund (Cost $138,832)	4.351%		1,388,323	138,833
Total Investments (100.1%) (Cost $16,172,795)					14,639,270
Other Assets and Liabilities—Net (-0.1%)					(12,431)
Net Assets (100%)					14,626,839
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,033,963)	14,500,437
Affiliated Issuers (Cost $138,832)	138,833
Total Investments in Securities	14,639,270
Investment in Vanguard	369
Receivables for Investment Securities Sold	89,963
Receivables for Accrued Income	92,961
Receivables for Capital Shares Issued	1,103
Total Assets	14,823,666
Liabilities
Payables for Investment Securities Purchased	192,073
Payables for Capital Shares Redeemed	3,846
Payables for Distributions	729
Payables to Vanguard	179
Total Liabilities	196,827
Net Assets	14,626,839
At February 28, 2025, net assets consisted of:

Paid-in Capital	18,419,107
Total Distributable Earnings (Loss)	(3,792,268)
Net Assets	14,626,839

ETF Shares—Net Assets
Applicable to 172,694,982 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,065,617
Net Asset Value Per Share—ETF Shares	$58.29

Admiral™ Shares—Net Assets
Applicable to 73,316,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,432,968
Net Asset Value Per Share—Admiral Shares	$19.54

Institutional Shares—Net Assets
Applicable to 126,104,666 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,128,254
Net Asset Value Per Share—Institutional Shares	$24.81
See accompanying Notes, which are an integral part of the Financial Statements.
25

Long-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	342,188
Total Income	342,188
Expenses
The Vanguard Group—Note B
Investment Advisory Services	193
Management and Administrative—ETF Shares	231
Management and Administrative—Admiral Shares	381
Management and Administrative—Institutional Shares	638
Marketing and Distribution—ETF Shares	307
Marketing and Distribution—Admiral Shares	43
Marketing and Distribution—Institutional Shares	57
Custodian Fees	38
Shareholders’ Reports and Proxy Fees—ETF Shares	1,551
Shareholders’ Reports and Proxy Fees—Admiral Shares	40
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	4
Other Expenses	14
Total Expenses	3,499
Net Investment Income	338,689
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(446,671)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(256,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	(364,064)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,076,000, $2,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $92,180,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	338,689	617,444
Realized Net Gain (Loss)	(446,671)	(937,118)
Change in Unrealized Appreciation (Depreciation)	(256,082)	1,384,727
Net Increase (Decrease) in Net Assets Resulting from Operations	(364,064)	1,065,053
Distributions
ETF Shares	(258,473)	(416,449)
Admiral Shares	(30,138)	(48,751)
Institutional Shares	(65,418)	(126,687)
Total Distributions	(354,029)	(591,887)
Capital Share Transactions
ETF Shares	(3,635,321)	6,510,463
Admiral Shares	(25,795)	399,138
Institutional Shares	(104,681)	290,178
Net Increase (Decrease) from Capital Share Transactions	(3,765,797)	7,199,779
Total Increase (Decrease)	(4,483,890)	7,672,945
Net Assets
Beginning of Period	19,110,729	11,437,784
End of Period	14,626,839	19,110,729
See accompanying Notes, which are an integral part of the Financial Statements.
27

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$60.50	$59.98	$68.45	$90.37	$98.93	$90.17
Investment Operations
Net Investment Income[1]	1.203	2.348	2.008	1.718	1.645	1.915
Net Realized and Unrealized Gain (Loss) on Investments	(2.167)	.434	(8.567)	(21.974)	(8.289)	8.772
Total from Investment Operations	(.964)	2.782	(6.559)	(20.256)	(6.644)	10.687
Distributions
Dividends from Net Investment Income	(1.246)	(2.262)	(1.911)	(1.664)	(1.625)	(1.927)
Distributions from Realized Capital Gains	—	—	—	—	(.291)	—
Total Distributions	(1.246)	(2.262)	(1.911)	(1.664)	(1.916)	(1.927)
Net Asset Value, End of Period	$58.29	$60.50	$59.98	$68.45	$90.37	$98.93
Total Return	-1.57%	4.89%	-9.70%	-22.69%	-6.73%	12.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,066	$14,243	$7,322	$3,813	$2,366	$2,138
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.18%	4.04%	3.19%	2.19%	1.81%	2.03%
Portfolio Turnover Rate[3]	10%	21%	20%	19%	22%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.28	$20.12	$22.98	$30.35	$33.24	$30.28
Investment Operations
Net Investment Income[1]	.402	.781	.659	.565	.545	.637
Net Realized and Unrealized Gain (Loss) on Investments	(.731)	.142	(2.873)	(7.380)	(2.799)	2.955
Total from Investment Operations	(.329)	.923	(2.214)	(6.815)	(2.254)	3.592
Distributions
Dividends from Net Investment Income	(.411)	(.763)	(.646)	(.555)	(.538)	(.632)
Distributions from Realized Capital Gains	—	—	—	—	(.098)	—
Total Distributions	(.411)	(.763)	(.646)	(.555)	(.636)	(.632)
Net Asset Value, End of Period	$19.54	$20.28	$20.12	$22.98	$30.35	$33.24
Total Return[2]	-1.59%	4.83%	-9.73%	-22.69%	-6.78%	12.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,433	$1,515	$1,089	$1,369	$1,947	$1,800
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.16%	4.00%	3.10%	2.09%	1.79%	2.01%
Portfolio Turnover Rate[4]	10%	21%	20%	19%	22%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.74	$25.54	$29.16	$38.52	$42.19	$38.43
Investment Operations
Net Investment Income[1]	.513	.995	.847	.727	.699	.822
Net Realized and Unrealized Gain (Loss) on Investments	(.919)	.178	(3.641)	(9.376)	(3.554)	3.748
Total from Investment Operations	(.406)	1.173	(2.794)	(8.649)	(2.855)	4.570
Distributions
Dividends from Net Investment Income	(.524)	(.973)	(.826)	(.711)	(.691)	(.810)
Distributions from Realized Capital Gains	—	—	—	—	(.124)	—
Total Distributions	(.524)	(.973)	(.826)	(.711)	(.815)	(.810)
Net Asset Value, End of Period	$24.81	$25.74	$25.54	$29.16	$38.52	$42.19
Total Return	-1.54%	4.84%	-9.68%	-22.69%	-6.77%	12.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,128	$3,352	$3,026	$2,586	$2,038	$1,234
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.18%	4.02%	3.14%	2.15%	1.82%	2.06%
Portfolio Turnover Rate[3]	10%	21%	20%	19%	22%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $369,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
31

Long-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,500,437	—	14,500,437
Temporary Cash Investments	138,833	—	—	138,833
Total	138,833	14,500,437	—	14,639,270
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,233,399
Gross Unrealized Appreciation	35,278
Gross Unrealized Depreciation	(1,629,407)
Net Unrealized Appreciation (Depreciation)	(1,594,129)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,751,759,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $1,590,149,000 of investment securities and sold $1,756,917,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,484,864,000 and $5,075,137,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,505,342	25,704	7,746,212	134,494
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,140,663)	(88,450)	(1,235,749)	(21,125)
Net Increase (Decrease)—ETF Shares	(3,635,321)	(62,746)	6,510,463	113,369
Admiral Shares
Issued	236,682	12,191	765,950	39,433
Issued in Lieu of Cash Distributions	25,628	1,320	40,186	2,067
Redeemed	(288,105)	(14,893)	(406,998)	(20,940)
Net Increase (Decrease)—Admiral Shares	(25,795)	(1,382)	399,138	20,560
Institutional Shares
Issued	241,382	9,824	950,939	38,353
Issued in Lieu of Cash Distributions	65,136	2,644	125,320	5,087
Redeemed	(411,199)	(16,563)	(786,081)	(31,748)
Net Increase (Decrease)—Institutional Shares	(104,681)	(4,095)	290,178	11,692
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
32

Long-Term Treasury Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16422 042025
33

Financial Statements
For the six-months ended February 28, 2025
Vanguard Mortgage-Backed Securities Index Fund

Contents
Financial Statements	1

Mortgage-Backed Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
Conventional Mortgage-Backed Securities (99.2%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	2,570	2,469
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	37,312	35,749
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	197,242	180,981
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	172,298	160,742
[1,2]	Freddie Mac Gold Pool	4.000%	3/1/25–6/1/49	130,235	125,090
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/25–11/1/48	55,110	54,375
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	16,197	16,393
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/26–6/1/41	14,157	14,643
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/28–5/1/40	5,989	6,308
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	61	68
[1]	Ginnie Mae I Pool	2.500%	6/15/27–6/15/28	54	53
[1]	Ginnie Mae I Pool	3.000%	1/15/26–8/15/43	8,823	7,988
[1]	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	17,107	15,915
[1]	Ginnie Mae I Pool	4.000%	9/15/25–6/15/49	12,015	11,551
[1]	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	16,261	15,988
[1]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	6,698	6,734
[1]	Ginnie Mae I Pool	6.500%	10/15/28–1/15/39	41	42
[1]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	16,971	13,356
[1,3]	Ginnie Mae II Pool	2.000%	8/20/50–3/15/55	708,377	582,310
[1,3]	Ginnie Mae II Pool	2.500%	6/20/27–3/15/55	709,289	609,073
[1,3]	Ginnie Mae II Pool	3.000%	10/20/26–3/15/55	715,176	641,389
[1,3]	Ginnie Mae II Pool	3.500%	12/20/25–4/15/55	550,556	510,788
[1]	Ginnie Mae II Pool	4.000%	9/20/25–12/20/54	405,765	386,156
[1,3]	Ginnie Mae II Pool	4.500%	2/20/39–3/15/55	502,118	487,645
[1,3]	Ginnie Mae II Pool	5.000%	2/20/39–3/15/55	647,356	640,753
[1,3]	Ginnie Mae II Pool	5.500%	2/20/49–3/15/55	685,487	689,200
[1,3]	Ginnie Mae II Pool	6.000%	12/20/52–3/15/55	449,039	456,654
[1,3]	Ginnie Mae II Pool	6.500%	10/20/28–3/15/55	191,421	196,371
[1]	Ginnie Mae II Pool	7.000%	4/20/38–9/20/54	43,090	44,396
[1]	Ginnie Mae II Pool	7.500%	1/20/54–2/20/54	2,999	3,097
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	916,594	744,011
[1,2,3]	UMBS Pool	2.000%	11/1/27–3/25/55	3,893,064	3,210,658
[1,2,3]	UMBS Pool	2.500%	3/1/27–3/25/55	2,743,792	2,342,939
[1,2,3]	UMBS Pool	3.000%	11/1/26–3/25/55	1,686,049	1,504,382
[1,2,3]	UMBS Pool	3.500%	8/1/25–3/25/55	1,088,494	1,005,242
[1,2]	UMBS Pool	4.000%	5/1/25–2/1/55	943,587	897,187
[1,2,3]	UMBS Pool	4.500%	3/1/29–4/25/55	842,594	819,774
[1,2,3]	UMBS Pool	5.000%	9/1/25–3/25/55	1,240,916	1,229,897
[1,2,3]	UMBS Pool	5.500%	6/1/25–3/25/55	1,567,426	1,578,869
[1,2,3]	UMBS Pool	6.000%	12/1/25–3/25/55	1,373,737	1,404,308
[1,2,3]	UMBS Pool	6.500%	11/1/52–3/25/55	719,841	746,403
[1,2,3]	UMBS Pool	7.000%	10/1/33–3/25/55	155,430	163,247
[1,2]	UMBS Pool	7.500%	11/1/53–1/1/54	9,301	9,883
					21,573,077
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.928%	12/1/41	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	56	57
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	15	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.236%	7/1/43	91	93
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.974%	6/1/43	14	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.286%	10/1/42	19	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	86	88
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	20	21
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.710%	6.982%	8/1/39	13	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.685%	5/1/42	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.690%	5/1/42	4	4
1

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.304%	3/1/42	14	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.854%	8/1/42	28	29
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.798%	6.674%	11/1/39	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	21	21
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.737%	2/1/41	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.654%	12/1/41	18	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.553%	3/1/41	18	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.828%	7.375%	9/1/40	9	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.377%	4/1/41	10	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.164%	2/1/42	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	30	31
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	7.289%	4/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.086%	11/1/43	29	30
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.264%	2/1/37	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.602%	2/1/42	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	10	10
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.491%	9/1/40	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.839%	12/1/39	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	17	17
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–8/20/41	101	102
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	11/20/40–12/20/42	88	89
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41	1	1
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	1	1
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	2	2
					840
Total U.S. Government and Agency Obligations (Cost $22,871,530)					21,573,917
				Shares
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[5]	Vanguard Market Liquidity Fund (Cost $618,060)	4.351%		6,181,156	618,116
Total Investments (102.0%) (Cost $23,489,590)					22,192,033
Other Assets and Liabilities—Net (-2.0%)					(443,448)
Net Assets (100%)					21,748,585
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $22,871,530)	21,573,917
Affiliated Issuers (Cost $618,060)	618,116
Total Investments in Securities	22,192,033
Investment in Vanguard	559
Receivables for Investment Securities Sold	166,714
Receivables for Accrued Income	71,639
Receivables for Capital Shares Issued	3,542
Total Assets	22,434,487
Liabilities
Due to Custodian	8,553
Payables for Investment Securities Purchased	674,688
Payables for Capital Shares Redeemed	1,638
Payables for Distributions	782
Payables to Vanguard	241
Total Liabilities	685,902
Net Assets	21,748,585
At February 28, 2025, net assets consisted of:

Paid-in Capital	23,627,430
Total Distributable Earnings (Loss)	(1,878,845)
Net Assets	21,748,585

ETF Shares—Net Assets
Applicable to 434,633,326 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,184,029
Net Asset Value Per Share—ETF Shares	$46.44

Admiral™ Shares—Net Assets
Applicable to 47,898,473 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	886,975
Net Asset Value Per Share—Admiral Shares	$18.52

Institutional Shares—Net Assets
Applicable to 27,005,274 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	677,581
Net Asset Value Per Share—Institutional Shares	$25.09
See accompanying Notes, which are an integral part of the Financial Statements.
3

Mortgage-Backed Securities Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Interest[1]	415,693
Total Income	415,693
Expenses
The Vanguard Group—Note B
Investment Advisory Services	261
Management and Administrative—ETF Shares	1,002
Management and Administrative—Admiral Shares	180
Management and Administrative—Institutional Shares	114
Marketing and Distribution—ETF Shares	434
Marketing and Distribution—Admiral Shares	26
Marketing and Distribution—Institutional Shares	7
Custodian Fees	71
Shareholders’ Reports and Proxy Fees—ETF Shares	1,820
Shareholders’ Reports and Proxy Fees—Admiral Shares	73
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	6
Other Expenses	16
Total Expenses	4,011
Net Investment Income	411,682
Realized Net Gain (Loss) on Investment Securities Sold[1]	(60,570)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(80,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	270,816
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,816,000, $100,000, and $44,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	411,682	722,863
Realized Net Gain (Loss)	(60,570)	(155,517)
Change in Unrealized Appreciation (Depreciation)	(80,296)	868,196
Net Increase (Decrease) in Net Assets Resulting from Operations	270,816	1,435,542
Distributions
ETF Shares	(371,577)	(658,018)
Admiral Shares	(17,172)	(42,257)
Institutional Shares	(11,564)	(11,768)
Total Distributions	(400,313)	(712,043)
Capital Share Transactions
ETF Shares	1,906,257	1,381,279
Admiral Shares	(1,430)	(385,820)
Institutional Shares	144,403	288,287
Net Increase (Decrease) from Capital Share Transactions	2,049,230	1,283,746
Total Increase (Decrease)	1,919,733	2,007,245
Net Assets
Beginning of Period	19,828,852	17,821,607
End of Period	21,748,585	19,828,852
See accompanying Notes, which are an integral part of the Financial Statements.
5

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.80	$45.23	$47.53	$53.47	$54.36	$53.26
Investment Operations
Net Investment Income[1]	.935	1.740	1.424	.842	.581	1.197
Net Realized and Unrealized Gain (Loss) on Investments	(.380)	1.546	(2.344)	(5.995)	(.768)	1.146
Total from Investment Operations	.555	3.286	(.920)	(5.153)	(.187)	2.343
Distributions
Dividends from Net Investment Income	(.915)	(1.716)	(1.380)	(.787)	(.594)	(1.243)
Distributions from Realized Capital Gains	—	—	—	—	(.109)	—
Total Distributions	(.915)	(1.716)	(1.380)	(.787)	(.703)	(1.243)
Net Asset Value, End of Period	$46.44	$46.80	$45.23	$47.53	$53.47	$54.36
Total Return	1.22%	7.49%	-1.94%	-9.71%	-0.35%	4.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,184	$18,399	$16,343	$14,405	$15,055	$11,643
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.10%	3.86%	3.10%	1.67%	1.08%	2.22%
Portfolio Turnover Rate[3]	45%[4]	79%	101%	170%	316%	218%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Includes 34%, 61%, 80%, 113%, 237%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.67	$18.05	$18.98	$21.37	$21.72	$21.26
Investment Operations
Net Investment Income[1]	.371	.689	.563	.328	.211	.470
Net Realized and Unrealized Gain (Loss) on Investments	(.156)	.622	(.934)	(2.391)	(.292)	.463
Total from Investment Operations	.215	1.311	(.371)	(2.063)	(.081)	.933
Distributions
Dividends from Net Investment Income	(.365)	(.691)	(.559)	(.327)	(.225)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	(.044)	—
Total Distributions	(.365)	(.691)	(.559)	(.327)	(.269)	(.473)
Net Asset Value, End of Period	$18.52	$18.67	$18.05	$18.98	$21.37	$21.72
Total Return[2]	1.18%	7.47%	-1.96%	-9.72%	-0.38%	4.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$887	$895	$1,242	$1,219	$1,419	$1,159
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.07%	3.82%	3.07%	1.62%	0.98%	2.18%
Portfolio Turnover Rate[4]	45%[5]	79%	101%	170%	316%	218%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Includes 34%, 61%, 80%, 113%, 237%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.29	$24.45	$25.72	$28.96	$29.44	$28.81
Investment Operations
Net Investment Income[1]	.507	.941	.771	.467	.393	.641
Net Realized and Unrealized Gain (Loss) on Investments	(.210)	.840	(1.278)	(3.258)	(.503)	.636
Total from Investment Operations	.297	1.781	(.507)	(2.791)	(.110)	1.277
Distributions
Dividends from Net Investment Income	(.497)	(.941)	(.763)	(.449)	(.311)	(.647)
Distributions from Realized Capital Gains	—	—	—	—	(.059)	—
Total Distributions	(.497)	(.941)	(.763)	(.449)	(.370)	(.647)
Net Asset Value, End of Period	$25.09	$25.29	$24.45	$25.72	$28.96	$29.44
Total Return	1.21%	7.50%	-1.98%	-9.70%	-0.38%	4.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$678	$535	$237	$179	$122	$171
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.10%	3.84%	3.10%	1.71%	1.35%	2.20%
Portfolio Turnover Rate[3]	45%[4]	79%	101%	170%	316%	218%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Includes 34%, 61%, 80%, 113%, 237%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At February 28, 2025, counterparties had deposited in segregated accounts securities with a value of $1,302,000 and cash of $2,331,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and
9

Mortgage-Backed Securities Index Fund
investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $559,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	21,573,917	—	21,573,917
Temporary Cash Investments	618,116	—	—	618,116
Total	618,116	21,573,917	—	22,192,033
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,508,933
Gross Unrealized Appreciation	137,277
Gross Unrealized Depreciation	(1,454,177)
Net Unrealized Appreciation (Depreciation)	(1,316,900)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $570,076,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $10,543,308,000 of investment securities and sold $9,130,343,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $609,280,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
10

Mortgage-Backed Securities Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,173,241	47,166	2,534,772	57,182
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(266,984)	(5,650)	(1,153,493)	(25,375)
Net Increase (Decrease)—ETF Shares	1,906,257	41,516	1,381,279	31,807
Admiral Shares
Issued	135,935	7,426	263,133	14,566
Issued in Lieu of Cash Distributions	12,583	685	32,367	1,800
Redeemed	(149,948)	(8,137)	(681,320)	(37,294)
Net Increase (Decrease)—Admiral Shares	(1,430)	(26)	(385,820)	(20,928)
Institutional Shares
Issued	138,214	5,589	294,915	11,767
Issued in Lieu of Cash Distributions	11,564	465	11,596	473
Redeemed	(5,375)	(216)	(18,224)	(750)
Net Increase (Decrease)—Institutional Shares	144,403	5,838	288,287	11,490
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At February 28, 2025, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16482 042025
11

Financial Statements
For the six-months ended February 28, 2025
Vanguard Total Corporate Bond ETF

Contents
Financial Statements	1

Total Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Short-Term Corporate Bond ETF	5,698,908	449,530
Vanguard Long-Term Corporate Bond ETF	5,080,591	392,780
Vanguard Intermediate-Term Corporate Bond ETF	4,142,231	339,829
Total Investment Companies (Cost $1,265,644)		1,182,139
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.351% (Cost $182)	1,819	182
Total Investments (100.0%) (Cost $1,265,826)		1,182,321
Other Assets and Liabilities—Net (0.0%)		(8)
Net Assets (100%)		1,182,313
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,265,826)	1,182,321
Receivables for Investment Securities Sold	2,293
Receivables for Accrued Income	1
Total Assets	1,184,615
Liabilities
Payables for Investment Securities Purchased	2,302
Total Liabilities	2,302
Net Assets	1,182,313
At February 28, 2025, net assets consisted of:

Paid-in Capital	1,286,226
Total Distributable Earnings (Loss)	(103,913)
Net Assets	1,182,313

Net Assets
Applicable to 15,290,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,182,313
Net Asset Value Per Share	$77.33
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	24,969
Net Investment Income—Note B	24,969
Realized Net Gain (Loss) on Affiliated Funds Sold[1]	(996)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(10,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,133
1	Includes $1,664,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,969	41,243
Realized Net Gain (Loss)	(996)	(9,640)
Change in Unrealized Appreciation (Depreciation)	(10,840)	42,534
Net Increase (Decrease) in Net Assets Resulting from Operations	13,133	74,137
Distributions
Total Distributions	(25,047)	(41,201)
Capital Share Transactions
Issued	175,077	255,804
Issued in Lieu of Cash Distributions	—	—
Redeemed	(54,043)	(398,709)
Net Increase (Decrease) from Capital Share Transactions	121,034	(142,905)
Total Increase (Decrease)	109,120	(109,969)
Net Assets
Beginning of Period	1,073,193	1,183,162
End of Period	1,182,313	1,073,193
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.22	$74.74	$76.60	$92.55	$92.62	$89.19
Investment Operations
Net Investment Income[1]	1.749	3.223	2.644	2.141	2.229	2.638
Capital Gain Distributions Received[1]	—	.000[2]	—	.237	.053	—
Net Realized and Unrealized Gain (Loss) on Investments	(.860)	3.489	(1.806)	(16.168)	(.131)	3.614
Total from Investment Operations	.889	6.712	.838	(13.790)	2.151	6.252
Distributions
Dividends from Net Investment Income	(1.779)	(3.232)	(2.698)	(2.148)	(2.221)	(2.822)
Distributions from Realized Capital Gains	—	—	—	(.012)	—	—
Total Distributions	(1.779)	(3.232)	(2.698)	(2.160)	(2.221)	(2.822)
Net Asset Value, End of Period	$77.33	$78.22	$74.74	$76.60	$92.55	$92.62
Total Return	1.16%	9.25%	1.13%	-15.11%	2.37%	7.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,182	$1,073	$1,183	$579	$695	$619
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.58%	4.27%	3.52%	2.52%	2.43%	2.94%
Portfolio Turnover Rate[3]	2%	8%	10%	14%	10%	40%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETFs. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended February 28, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Total Corporate Bond ETF
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,277,131
Gross Unrealized Appreciation	9,776
Gross Unrealized Depreciation	(104,586)
Net Unrealized Appreciation (Depreciation)	(94,810)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $9,965,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	2,270	3,380
Issued in Lieu of Cash Distributions	—	—
Redeemed	(700)	(5,490)
Net Increase (Decrease) in Shares Outstanding	1,570	(2,110)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2025 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	306,033	56,821	20,636	(237)	(2,152)	7,019	—	339,829
Vanguard Long-Term Corporate Bond ETF	362,402	70,176	30,236	(1,174)	(8,388)	9,376	—	392,780
Vanguard Market Liquidity Fund	258	NA3	NA3	—	—	5	—	182
Vanguard Short-Term Corporate Bond ETF	404,500	75,405	30,490	415	(300)	8,569	—	449,530
Total	1,073,193	202,402	81,362	(996)	(10,840)	24,969	—	1,182,321
1	Includes $175,059,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $54,038,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  In November 2024, the board of trustees approved a change in the fund's investment strategy. Starting March 4, 2025, the fund no longer gains exposure to the Bloomberg U.S. Corporate Bond Index (the “Index”) by investing in underlying ETFs (Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, and Vanguard Long-Term Corporate Bond ETF). Instead, the fund directly invests in the bonds that make up the Index.
7

Total Corporate Bond ETF
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q9852 042025
8

Financial Statements
For the six-months ended February 28, 2025
Vanguard Total World Bond ETF

Contents
Financial Statements	1

Total World Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (52.5%)
Vanguard Total Bond Market ETF	7,799,677	574,524
International Bond Fund (47.5%)
Vanguard Total International Bond ETF	10,485,788	519,047
Total Investment Companies (Cost $1,160,484)		1,093,571
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.351% (Cost $44)	438	44
Total Investments (100.0%) (Cost $1,160,528)		1,093,615
Other Assets and Liabilities—Net (0.0%)		(4)
Net Assets (100%)		1,093,611
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total World Bond ETF
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,160,528)	1,093,615
Receivables for Investment Securities Sold	2,456
Total Assets	1,096,071
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	2,459
Total Liabilities	2,460
Net Assets	1,093,611
At February 28, 2025, net assets consisted of:

Paid-in Capital	1,181,297
Total Distributable Earnings (Loss)	(87,686)
Net Assets	1,093,611

Net Assets
Applicable to 15,770,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,093,611
Net Asset Value Per Share	$69.35
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total World Bond ETF
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	24,036
Net Investment Income—Note B	24,036
Realized Net Gain (Loss) on Affiliated Funds Sold[1]	(4,094)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(3,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,726
1	Includes $668,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total World Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,036	30,317
Realized Net Gain (Loss)	(4,094)	(5,841)
Change in Unrealized Appreciation (Depreciation)	(3,216)	28,982
Net Increase (Decrease) in Net Assets Resulting from Operations	16,726	53,458
Distributions
Total Distributions	(24,058)	(30,309)
Capital Share Transactions
Issued	396,695	160,856
Issued in Lieu of Cash Distributions	—	—
Redeemed	(99,680)	(58,360)
Net Increase (Decrease) from Capital Share Transactions	297,015	102,496
Total Increase (Decrease)	289,683	125,645
Net Assets
Beginning of Period	803,928	678,283
End of Period	1,093,611	803,928
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$69.85	$67.90	$69.58	$80.76	$81.56	$80.97
Investment Operations
Net Investment Income[1]	1.742	2.745	1.623	1.912	1.108	2.125
Capital Gain Distributions Received[1]	—	.000[2]	—	.327	.146	—
Net Realized and Unrealized Gain (Loss) on Investments	(.562)	2.004	(1.668)	(11.356)	(.929)	.782
Total from Investment Operations	1.180	4.749	(.045)	(9.117)	.325	2.907
Distributions
Dividends from Net Investment Income	(1.680)	(2.799)	(1.635)	(1.984)	(1.125)	(2.317)
Distributions from Realized Capital Gains	—	—	—	(.079)	—	—
Total Distributions	(1.680)	(2.799)	(1.635)	(2.063)	(1.125)	(2.317)
Net Asset Value, End of Period	$69.35	$69.85	$67.90	$69.58	$80.76	$81.56
Total Return	1.73%	7.17%	-0.03%	-11.51%	0.40%	3.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,094	$804	$678	$570	$581	$448
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	5.08%	4.03%	2.38%	2.55%	1.37%	2.64%
Portfolio Turnover Rate[3]	6%	10%	14%	13%	10%	19%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended February 28, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Total World Bond ETF
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,166,958
Gross Unrealized Appreciation	3,975
Gross Unrealized Depreciation	(77,318)
Net Unrealized Appreciation (Depreciation)	(73,343)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $12,034,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	5,720	2,370
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,460)	(850)
Net Increase (Decrease) in Shares Outstanding	4,260	1,520
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	108	NA3	NA3	—	—	2	—	44
Vanguard Total Bond Market ETF	412,475	240,884	76,013	(641)	(2,181)	8,934	—	574,524
Vanguard Total International Bond ETF	391,366	214,568	82,399	(3,453)	(1,035)	15,100	—	519,047
Total	803,949	455,452	158,412	(4,094)	(3,216)	24,036	—	1,093,615
1	Includes $396,652,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $99,676,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q30612 042025
7

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Scottsdale Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	187,932,963,782	827,256,182	N/A	N/A
Mark Loughridge	186,019,854,400	2,740,365,564	N/A	N/A
Scott C. Malpass	186,618,654,793	2,141,565,171	N/A	N/A
John Murphy	188,096,800,347	663,419,617	N/A	N/A
Lubos Pastor	187,997,752,612	762,467,352	N/A	N/A
Rebecca Patterson	188,103,466,387	656,753,577	N/A	N/A
André F. Perold	187,912,377,345	847,842,619	N/A	N/A
Salim Ramji	187,990,401,209	769,818,755	N/A	N/A
Sarah Bloom Raskin	187,254,737,182	1,505,482,782	N/A	N/A
Grant Reid	187,951,656,525	808,563,439	N/A	N/A
David Thomas	187,874,477,486	885,742,478	N/A	N/A
Barbara Venneman	188,109,596,200	650,623,764	N/A	N/A
Peter F. Volanakis	186,037,839,083	2,722,380,881	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses, with the exception of the Total Corporate Bond ETF and the Total World Bond ETF, are included in the financial statements filed under Item 7 of this Form. The Trustees’ Fees and Expenses for the Total Corporate Bond ETF were borne by the underlying Vanguard funds in which it invested. The Trustees’ Fees and Expenses for the Total World Bond ETF are borne by the underlying Vanguard funds in which it invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Corporate Bond Index Funds

The board of trustees of Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, and Vanguard Long-Term Corporate Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Treasury Index Funds

The board of trustees of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, and Vanguard Long-Term Treasury Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Mortgage-Backed Securities Index Fund

The board of trustees of Vanguard Mortgage-Backed Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total Corporate Bond ETF

The board of trustees of Vanguard Total Corporate Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS' ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the Total Corporate Bond ETF and its underlying funds ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total World Bond ETF

The board of trustees of Vanguard Total World Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS' ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term and since-inception performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the Total World Bond ETF and its underlying funds ensures the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.